UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1999 Avenue of the Stars Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments.

SEASONS SERIES TRUST MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCKS — 72.4%
Advertising Services — 0.0%
Marchex, Inc., Class B	5,150	$25,493
Aerospace/Defense-Equipment — 0.7%
AAR Corp.	4,725	150,586
Moog, Inc., Class A†	600	42,408
United Technologies Corp.	2,718	301,507
		494,501
Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†	4,200	50,148
Airlines — 0.7%
Alaska Air Group, Inc.	1,325	85,370
United Continental Holdings, Inc.†	7,308	387,397
		472,767
Apparel Manufacturers — 0.4%
Carter’s, Inc.	2,306	245,128
Applications Software — 0.5%
Appfolio, Inc.†	500	7,050
NetSuite, Inc.†	1,539	141,203
Salesforce.com, Inc.†	2,444	170,176
		318,429
Athletic Equipment — 0.1%
Nautilus, Inc.†	1,500	32,265
Athletic Footwear — 0.6%
NIKE, Inc., Class B	3,739	403,887
Audio/Video Products — 0.0%
VOXX International Corp.†	1,875	15,525
Auto/Truck Parts & Equipment-Original — 0.5%
American Axle & Manufacturing Holdings, Inc.†	400	8,364
Dana Holding Corp.	1,175	24,182
Delphi Automotive PLC	3,174	270,076
Tower International, Inc.†	1,350	35,167
		337,789
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	4,175	89,679
Banks-Commercial — 1.8%
1st Source Corp.	500	17,060
BancFirst Corp.	875	57,269
BancorpSouth, Inc.	2,125	54,740
Banner Corp.	525	25,163
BBCN Bancorp, Inc.	700	10,353
Capital Bank Financial Corp., Class A†	2,225	64,681
Cathay General Bancorp Class B	850	27,582
Central Pacific Financial Corp.	4,775	113,406
Chemical Financial Corp.	325	10,744
Citizens & Northern Corp.	225	4,624
City Holding Co.	525	25,856
CoBiz Financial, Inc.	575	7,515
CVB Financial Corp.	3,625	63,836
East West Bancorp, Inc.	49	2,196
First Commonwealth Financial Corp.	5,800	55,622
First Financial Bancorp	100	1,794
First Interstate BancSystem, Inc.	350	9,709
FNB Corp.	1,325	18,974
Guaranty Bancorp	375	6,191
MainSource Financial Group, Inc.	325	7,134
National Penn Bancshares, Inc.	600	6,768
OFG Bancorp	2,325	24,808
PacWest Bancorp	3,709	173,433
Sierra Bancorp	250	4,328
Simmons First National Corp., Class A	600	28,008
Southside Bancshares, Inc.	150	4,385
Southwest Bancorp, Inc.	575	10,701
Suffolk Bancorp	1,150	29,509
Susquehanna Bancshares, Inc.	1,225	17,297
TCF Financial Corp.	2,200	36,542
UMB Financial Corp.	325	18,531
Union Bankshares Corp.	3,316	77,064
Webster Financial Corp.	200	7,910
West Bancorporation, Inc.	950	18,848
Westamerica Bancorporation	2,975	150,684
Wilshire Bancorp, Inc.	2,025	25,576
		1,218,841
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	750	20,055
Beverages-Non-alcoholic — 0.5%
PepsiCo, Inc.	3,708	346,105
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	1,530	153,275
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	750	42,000
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	1,875	38,194
Cable/Satellite TV — 1.4%
Comcast Corp., Class A	12,422	747,059
Time Warner Cable, Inc.	1,290	229,839
		976,898
Casino Hotels — 0.2%
Las Vegas Sands Corp.	3,106	163,282
Cellular Telecom — 0.6%
T-Mobile US, Inc.†	10,041	389,290
Chemicals-Diversified — 0.9%
LyondellBasell Industries NV, Class A	2,600	269,152
PPG Industries, Inc.	2,866	328,788
		597,940
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	1,500	102,195
OM Group, Inc.	1,050	35,280
Univar Inc†	1,000	26,030
		163,505
Coal — 0.0%
Cloud Peak Energy, Inc.†	500	2,330
SunCoke Energy, Inc.	1,250	16,250
		18,580
Commercial Services — 0.1%
HMS Holdings Corp.†	2,500	42,925
Medifast, Inc.†	125	4,040
		46,965
Commercial Services-Finance — 1.0%
EVERTEC, Inc.	325	6,903

1

Heartland Payment Systems, Inc.	600	32,430
MasterCard, Inc., Class A	6,268	585,933
MoneyGram International, Inc.†	1,125	10,339
Vantiv, Inc., Class A†	475	18,140
		653,745
Computer Aided Design — 0.6%
ANSYS, Inc.†	2,538	231,567
Aspen Technology, Inc.†	4,400	200,420
		431,987
Computer Data Security — 0.0%
Qualys, Inc.†	225	9,079
Computer Services — 1.1%
Amdocs, Ltd.	6,755	368,755
Convergys Corp.	2,275	57,990
Engility Holdings, Inc.	75	1,887
IHS, Inc., Class A†	455	58,527
Insight Enterprises, Inc.†	1,050	31,406
Manhattan Associates, Inc.†	1,025	61,141
Science Applications International Corp.	1,825	96,451
Unisys Corp.†	5,250	104,947
		781,104
Computer Software — 0.2%
AVG Technologies NV†	5,825	158,498
Computers — 2.8%
Apple, Inc.	15,151	1,900,314
Computers-Memory Devices — 0.2%
EMC Corp.	4,408	116,327
Consulting Services — 0.0%
CRA International, Inc.†	550	15,329
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	625	18,906
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	7,087	374,973
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	8,420	117,291
Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	8,020	524,588
Estee Lauder Cos., Inc., Class A	4,984	431,913
Inter Parfums, Inc.	175	5,938
		962,439
Data Processing/Management — 0.1%
Fair Isaac Corp.	775	70,354
Decision Support Software — 0.1%
Castlight Health, Inc., Class B†	3,900	31,746
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	625	6,825
Distribution/Wholesale — 0.2%
Essendant, Inc.	3,150	123,637
Diversified Manufacturing Operations — 1.2%
A.O. Smith Corp.	3,129	225,226
Blount International, Inc.†	450	4,914
Colfax Corp.†	7,262	335,141
Dover Corp.	4,045	283,878
Park-Ohio Holdings Corp.	50	2,423
		851,582
Drug Delivery Systems — 0.0%
BioDelivery Sciences International, Inc.†	1,950	15,522
Revance Therapeutics, Inc.†	325	10,394
		25,916
E-Commerce/Products — 0.9%
Amazon.com, Inc.†	1,438	624,221
E-Commerce/Services — 0.6%
Priceline Group, Inc.†	337	388,012
Electric-Distribution — 0.0%
EnerNOC, Inc.†	2,875	27,888
Spark Energy, Inc., Class A	125	1,970
		29,858
Electric-Generation — 0.1%
Atlantic Power Corp.	11,601	35,731
Electric-Integrated — 0.2%
El Paso Electric Co.	1,025	35,527
NorthWestern Corp.	275	13,406
PNM Resources, Inc.	775	19,065
Portland General Electric Co.	1,550	51,398
		119,396
Electronic Components-Misc. — 0.8%
Benchmark Electronics, Inc.†	2,250	49,005
Sanmina Corp.†	2,525	50,904
Stoneridge, Inc.†	5,200	60,892
TE Connectivity, Ltd.	6,300	405,090
Vishay Intertechnology, Inc.	950	11,096
		576,987
Electronic Components-Semiconductors — 1.1%
Avago Technologies, Ltd.	1,742	231,564
Fairchild Semiconductor International, Inc.†	7,475	129,915
Freescale Semiconductor, Ltd.†	5,530	221,034
Intersil Corp., Class A	2,950	36,905
PMC-Sierra, Inc.†	3,225	27,606
Qorvo, Inc.†	940	75,454
		722,478
Electronic Connectors — 0.6%
Amphenol Corp., Class A	7,413	429,732
Electronic Design Automation — 0.4%
Cadence Design Systems, Inc.†	12,558	246,890
Electronic Measurement Instruments — 0.3%
Fitbit, Inc., Class A†	1,325	50,655
National Instruments Corp.	6,082	179,175
		229,830
Energy-Alternate Sources — 0.4%
First Solar, Inc.†	750	35,235
Green Plains, Inc.	500	13,775
Renewable Energy Group, Inc.†	575	6,647
REX American Resources Corp.†	2,600	165,464
Vivint Solar, Inc.†	2,600	31,642
		252,763
Engineering/R&D Services — 0.3%
Argan, Inc.	1,725	69,569
EMCOR Group, Inc.	2,200	105,094
VSE Corp.	825	44,146
		218,809
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,200	61,632
Enterprise Software/Service — 1.4%
Evolent Health, Inc.†	550	10,725
MedAssets, Inc.†	3,525	77,761
Oracle Corp.	15,042	606,193

2

Tyler Technologies, Inc.†	734	94,965
Ultimate Software Group, Inc.†	935	153,658
Xactly Corp†	2,100	18,039
		961,341
Entertainment Software — 0.2%
Take-Two Interactive Software, Inc.†	4,525	124,754
Environmental Consulting & Engineering — 0.0%
TRC Cos., Inc.†	100	1,015
Filtration/Separation Products — 0.1%
Polypore International, Inc.†	1,525	91,317
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	100	24,618
Finance-Consumer Loans — 0.1%
Nelnet, Inc., Class A	925	40,062
World Acceptance Corp.†	350	21,528
		61,590
Finance-Credit Card — 1.2%
American Express Co.	3,136	243,730
Visa, Inc., Class A	8,503	570,976
		814,706
Finance-Investment Banker/Broker — 0.7%
Cowen Group, Inc., Class A†	4,400	28,160
E*TRADE Financial Corp.†	7,386	221,211
INTL. FCStone, Inc.†	125	4,155
Investment Technology Group, Inc.	2,550	63,240
LPL Financial Holdings, Inc.	2,870	133,426
Stifel Financial Corp.†	350	20,209
Virtu Financial, Inc., Class A†	275	6,457
		476,858
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	525	10,269
Finance-Other Services — 0.3%
BGC Partners, Inc., Class A	1,300	11,375
Intercontinental Exchange, Inc.	734	164,130
MarketAxess Holdings, Inc.	225	20,873
		196,378
Financial Guarantee Insurance — 0.3%
MGIC Investment Corp.†	14,477	164,748
NMI Holdings, Inc., Class A†	2,125	17,043
		181,791
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	200	5,554
Food-Confectionery — 0.6%
Hershey Co.	4,753	422,209
Food-Misc./Diversified — 0.1%
B&G Foods, Inc.	750	21,397
Pinnacle Foods, Inc.	1,200	54,648
		76,045
Food-Retail — 0.8%
Ingles Markets, Inc., Class A	900	42,993
Kroger Co.	6,441	467,037
Smart & Final Stores, Inc.†	1,025	18,317
		528,347
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	8,075	291,507
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	2,875	71,789
Gambling (Non-Hotel) — 0.2%
Isle of Capri Casinos, Inc.†	8,800	159,720
Gas-Distribution — 0.2%
AGL Resources, Inc.	475	22,116
Laclede Group, Inc.	600	31,236
New Jersey Resources Corp.	975	26,861
Piedmont Natural Gas Co., Inc.	600	21,186
Southwest Gas Corp.	525	27,935
		129,334
Home Furnishings — 0.1%
Leggett & Platt, Inc.	850	41,378
Hotels/Motels — 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	2,790	226,241
Housewares — 0.1%
NACCO Industries, Inc., Class A	625	37,975
Human Resources — 0.2%
Barrett Business Services, Inc.	1,300	47,216
Cross Country Healthcare, Inc.†	6,775	85,907
Monster Worldwide, Inc.†	1,775	11,608
		144,731
Independent Power Producers — 0.1%
Ormat Technologies, Inc.	1,325	49,926
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	550	19,041
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	3,430	469,327
Instruments-Controls — 1.1%
Honeywell International, Inc.	3,126	318,758
Sensata Technologies Holding NV†	8,692	458,416
Watts Water Technologies, Inc., Class A	100	5,185
		782,359
Insurance Brokers — 0.4%
Aon PLC	2,664	265,548
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	2,400	64,752
CNO Financial Group, Inc.	4,150	76,153
Primerica, Inc.	525	23,987
		164,892
Insurance-Multi-line — 0.1%
Kemper Corp.	1,050	40,478
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	150	2,496
Global Indemnity PLC†	200	5,616
Navigators Group, Inc.†	475	36,841
ProAssurance Corp.	750	34,657
Stewart Information Services Corp.	125	4,975
		84,585
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	250	11,975
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	10,150	59,784
Internet Content-Entertainment — 1.2%
Facebook, Inc., Class A†	9,987	856,535
Internet Content-Information/News — 0.3%
LinkedIn Corp., Class A†	701	144,848
WebMD Health Corp.†	675	29,889
		174,737

3

Internet Incubators — 0.0%
ModusLink Global Solutions, Inc.†	1,075	3,655
Internet Infrastructure Software — 0.0%
Unwired Planet, Inc.†	2,209	1,370
Internet Telephone — 0.0%
magicJack VocalTec, Ltd.†	1,322	9,822
Investment Management/Advisor Services — 0.4%
BlackRock, Inc.	659	228,001
Federated Investors, Inc., Class B	300	10,047
WisdomTree Investments, Inc.	800	17,572
		255,620
Lasers-System/Components — 0.1%
Coherent, Inc.†	925	58,719
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	225	15,588
Machinery-General Industrial — 0.5%
Applied Industrial Technologies, Inc.	750	29,737
DXP Enterprises, Inc.†	600	27,900
Kadant, Inc.	1,225	57,820
Roper Technologies, Inc.	1,408	242,824
		358,281
Medical Information Systems — 0.4%
athenahealth, Inc.†	1,885	215,983
Merge Healthcare, Inc.†	5,600	26,880
Quality Systems, Inc.	1,700	28,169
		271,032
Medical Instruments — 0.9%
Boston Scientific Corp.†	20,078	355,381
CONMED Corp.	1,100	64,097
NuVasive, Inc.†	1,075	50,934
SurModics, Inc.†	3,475	81,384
Thoratec Corp.†	2,250	100,282
		652,078
Medical Labs & Testing Services — 0.1%
Invitae Corp.†	1,800	26,784
Teladoc, Inc.†	400	7,600
		34,384
Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	550	21,219
Medical Products — 0.2%
Accuray, Inc.†	3,600	24,264
Glaukos Corp.†	100	2,898
Orthofix International NV†	1,225	40,572
Wright Medical Group, Inc.†	2,625	68,932
		136,666
Medical-Biomedical/Gene — 4.4%
Aduro Biotech, Inc.†	200	6,066
Amgen, Inc.	4,913	754,244
Applied Genetic Technologies Corp.†	125	1,918
Ardelyx, Inc.†	400	6,388
Atara Biotherapeutics, Inc.†	700	36,932
Avalanche Biotechnologies, Inc.†	600	9,744
Bellicum Pharmaceuticals, Inc.†	1,075	22,865
Biogen, Inc.†	2,083	841,407
Blueprint Medicines Corp.†	350	9,271
Celgene Corp.†	5,871	679,480
ChemoCentryx, Inc.†	1,050	8,642
Coherus Biosciences, Inc.†	1,025	29,622
Karyopharm Therapeutics, Inc.†	700	19,047
Kite Pharma, Inc.†	150	9,146
MacroGenics, Inc.†	875	33,224
Merrimack Pharmaceuticals, Inc.†	1,750	21,639
Nivalis Therapeutics, Inc.†	1,275	19,316
Prothena Corp. PLC†	1,000	52,670
PTC Therapeutics, Inc.†	850	40,910
Regeneron Pharmaceuticals, Inc.†	704	359,132
Sage Therapeutics, Inc.†	75	5,475
Spark Therapeutics, Inc.†	500	30,135
Tokai Pharmaceuticals, Inc.†	1,075	14,297
Trius Therapeutics, Inc. CVR†(1)(2)	3,700	0
Ultragenyx Pharmaceutical, Inc.†	125	12,799
Versartis, Inc.†	775	11,795
XOMA Corp.†	6,025	23,377
ZIOPHARM Oncology, Inc.†	24	288
		3,059,829
Medical-Drugs — 4.9%
AbbVie, Inc.	7,745	520,387
ACADIA Pharmaceuticals, Inc.†	1,675	70,149
Adamas Pharmaceuticals, Inc.†	625	16,388
Anacor Pharmaceuticals, Inc.†	675	52,265
Bristol-Myers Squibb Co.	7,261	483,147
Chimerix, Inc.†	525	24,255
Dicerna Pharmaceuticals, Inc.†	300	4,185
Eli Lilly & Co.	7,207	601,712
Endo International PLC†	5,360	426,924
FibroGen, Inc.†	1,100	25,850
Immune Design Corp.†	1,000	20,650
Infinity Pharmaceuticals, Inc.†	2,675	29,291
Ironwood Pharmaceuticals, Inc.†	14,108	170,142
Lannett Co., Inc.†	500	29,720
Mallinckrodt PLC†	4,068	478,885
Ophthotech Corp.†	575	29,934
Pacira Pharmaceuticals, Inc.†	3,991	282,244
Prestige Brands Holdings, Inc.†	1,350	62,424
Synergy Pharmaceuticals, Inc.†	3,700	30,710
ZS Pharma Inc†	125	6,549
		3,365,811
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	1,050	18,459
Medical-HMO — 0.2%
Centene Corp.†	1,525	122,610
Molina Healthcare, Inc.†	475	33,392
		156,002
Medical-Hospitals — 0.5%
Select Medical Holdings Corp.	1,450	23,490
Universal Health Services, Inc., Class B	2,191	311,341
		334,831
Metal Processors & Fabrication — 0.4%
Rexnord Corp.†	11,424	273,148
Metal-Aluminum — 0.0%
Century Aluminum Co.†	1,675	17,470
MRI/Medical Diagnostic Imaging — 0.2%
Alliance HealthCare Services, Inc.†	575	10,747
Surgical Care Affiliates, Inc.†	2,975	114,180
		124,927
Multimedia — 1.7%
Twenty-First Century Fox, Inc., Class A	13,981	455,012
Walt Disney Co.	6,529	745,220
		1,200,232
Networking Products — 0.2%
Arista Networks, Inc.†	200	16,348

4

Polycom, Inc.†	8,625	98,670
		115,018
Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	9,817	76,278
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp.	1,636	127,706
Bill Barrett Corp.†	9,850	84,611
Isramco, Inc.†	50	6,901
Penn Virginia Corp.†	5,350	23,433
Rex Energy Corp.†	3,800	21,242
Stone Energy Corp.†	1,825	22,977
Unit Corp.†	1,200	32,544
VAALCO Energy, Inc.†	375	803
		320,217
Oil Field Machinery & Equipment — 0.0%
Mitcham Industries, Inc.†	172	721
Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	175	7,805
Alon USA Energy, Inc.	825	15,593
Phillips 66	1,348	108,595
Western Refining, Inc.	375	16,357
		148,350
Oil-Field Services — 0.4%
Baker Hughes, Inc.	2,125	131,112
Basic Energy Services, Inc.†	1,325	10,004
Exterran Holdings, Inc.	300	9,795
Gulfmark Offshore, Inc., Class A	3,200	37,120
Key Energy Services, Inc.†	8,350	15,030
Pioneer Energy Services Corp.†	2,575	16,326
SEACOR Holdings, Inc.†	1,050	74,487
		293,874
Paper & Related Products — 0.0%
Domtar Corp.	400	16,560
Pharmacy Services — 0.8%
Express Scripts Holding Co.†	5,972	531,150
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	525	24,182
Poultry — 0.1%
Pilgrim’s Pride Corp.	1,650	37,900
Sanderson Farms, Inc.	450	33,822
		71,722
Printing-Commercial — 0.2%
Deluxe Corp.	1,050	65,100
Ennis, Inc.	2,375	44,151
		109,251
Protection/Safety — 0.0%
Landauer, Inc.	700	24,948
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	2,300	57,960
Racetracks — 0.0%
Speedway Motorsports, Inc.	875	19,819
Real Estate Investment Trusts — 2.6%
American Assets Trust, Inc.	950	37,249
American Tower Corp.	6,309	588,567
Anworth Mtg. Asset Corp.	2,875	14,174
Armada Hoffler Properties, Inc.	125	1,249
Ashford Hospitality Prime, Inc.	100	1,502
Ashford Hospitality Trust, Inc.	400	3,384
Associated Estates Realty Corp.	200	5,726
BioMed Realty Trust, Inc.	525	10,154
Capstead Mtg. Corp.	7,500	83,250
CBL & Associates Properties, Inc.	1,050	17,010
Chambers Street Properties	1,250	9,938
CoreSite Realty Corp.	3,125	142,000
Cousins Properties, Inc.	275	2,855
CYS Investments, Inc.	14,450	111,698
DCT Industrial Trust, Inc.	500	15,720
DiamondRock Hospitality Co.	1,000	12,810
EastGroup Properties, Inc.	575	32,332
EPR Properties	600	32,868
Equity LifeStyle Properties, Inc.	375	19,717
FelCor Lodging Trust, Inc.	950	9,386
First Industrial Realty Trust, Inc.	500	9,365
Franklin Street Properties Corp.	875	9,896
Gladstone Commercial Corp.	200	3,312
Home Properties, Inc.	575	42,004
Hospitality Properties Trust	1,050	30,261
Lexington Realty Trust	6,494	55,069
LTC Properties, Inc.	1,625	67,600
National Retail Properties, Inc.	375	13,129
Pennsylvania Real Estate Investment Trust	1,000	21,340
Post Properties, Inc.	550	29,903
Potlatch Corp.	1,875	66,225
PS Business Parks, Inc.	175	12,626
RAIT Financial Trust	500	3,055
Ramco-Gershenson Properties Trust	1,875	30,600
Saul Centers, Inc.	500	24,595
Simon Property Group, Inc.	881	152,431
Strategic Hotels & Resorts, Inc.†	4,825	58,479
Summit Hotel Properties, Inc.	325	4,228
Taubman Centers, Inc.	350	24,325
		1,810,032
Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	1,082	185,022
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	1,300	51,220
Forestar Group, Inc.†	4,425	58,233
St. Joe Co.†	200	3,106
		112,559
Recreational Centers — 0.0%
Steiner Leisure, Ltd.†	300	16,134
Recreational Vehicles — 0.4%
Polaris Industries, Inc.	1,651	244,530
Research & Development — 0.1%
Arrowhead Research Corp.†	4,575	32,711
PAREXEL International Corp.†	1,000	64,310
		97,021
Respiratory Products — 0.0%
Inogen, Inc.†	350	15,610
Retail-Apparel/Shoe — 0.3%
ANN, Inc.†	275	13,280
Children’s Place, Inc.	2,800	183,148
Guess?, Inc.	725	13,898
		210,326
Retail-Appliances — 0.0%
hhgregg, Inc.†	1,035	3,457
Retail-Auto Parts — 0.8%
Advance Auto Parts, Inc.	2,333	371,623
AutoZone, Inc.†	271	180,730
		552,353

5

Retail-Building Products — 0.8%
Lowe’s Cos., Inc.	8,677	581,099
Retail-Catalog Shopping — 0.4%
MSC Industrial Direct Co., Inc., Class A	3,593	250,684
Retail-Discount — 0.3%
Big Lots, Inc.	700	31,493
Dollar Tree, Inc.†	2,362	186,574
		218,067
Retail-Gardening Products — 0.4%
Tractor Supply Co.	2,906	261,366
Retail-Hair Salons — 0.2%
Regis Corp.†	7,550	118,988
Retail-Leisure Products — 0.0%
Party City Holdco, Inc.†	275	5,574
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	965	79,391
Retail-Major Department Stores — 0.5%
TJX Cos., Inc.	5,647	373,662
Retail-Regional Department Stores — 0.2%
Dillard’s, Inc., Class A	1,050	110,449
Retail-Restaurants — 2.1%
Bob Evans Farms, Inc.	725	37,011
Bojangles’, Inc.†	125	2,983
Chipotle Mexican Grill, Inc.†	474	286,765
Dave & Buster’s Entertainment, Inc.†	575	20,752
DineEquity, Inc.	100	9,909
Dunkin’ Brands Group, Inc.	4,023	221,265
Fogo De Chao, Inc.†	200	4,632
Jack in the Box, Inc.	1,300	114,608
Red Robin Gourmet Burgers, Inc.†	100	8,582
Ruby Tuesday, Inc.†	2,800	17,556
Sonic Corp.	3,875	111,600
Starbucks Corp.	10,779	577,916
Wingstop Inc†	250	7,100
		1,420,679
Retail-Video Rentals — 0.3%
Outerwall, Inc.	2,325	176,956
Retail-Vitamins & Nutrition Supplements — 0.0%
Flex Pharma, Inc.†	625	10,750
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	3,875	131,091
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,050	19,950
Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp.	250	3,448
BankFinancial Corp.	175	2,062
Beneficial Bancorp, Inc.†	692	8,643
Capitol Federal Financial, Inc.	200	2,408
Charter Financial Corp.	1,025	12,720
Flushing Financial Corp.	850	17,858
Northfield Bancorp, Inc.	8,350	125,667
OceanFirst Financial Corp.	675	12,589
		185,395
Schools — 0.1%
K12, Inc.†	925	11,701
Strayer Education, Inc.†	2,025	87,278
		98,979
Semiconductor Components-Integrated Circuits — 0.7%
Atmel Corp.	18,404	181,371
Integrated Device Technology, Inc.†	3,200	69,440
QUALCOMM, Inc.	3,134	196,283
		447,094
Semiconductor Equipment — 0.3%
Brooks Automation, Inc.	2,839	32,506
Cohu, Inc.	1,375	18,191
KLA-Tencor Corp.	1,870	105,113
Ultra Clean Holdings, Inc.†	6,294	39,212
		195,022
Steel-Producers — 0.1%
Worthington Industries, Inc.	2,250	67,635
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	9,775	66,763
Telecom Services — 0.2%
EarthLink Holdings Corp.	11,050	82,765
FairPoint Communications, Inc.†	1,100	20,042
Premiere Global Services, Inc.†	1,400	14,406
Vonage Holdings Corp.†	8,975	44,067
		161,280
Telecommunication Equipment — 0.3%
CommScope Holding Co., Inc.†	6,157	187,850
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	8,400	32,088
Windstream Holdings, Inc.	2,750	17,545
		49,633
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(3)	2	1,281
Sinclair Broadcast Group, Inc., Class A	2,800	78,148
		79,429
Textile-Apparel — 0.0%
Unifi, Inc.†	775	25,963
Therapeutics — 0.2%
aTyr Pharma, Inc.†	975	18,057
Axovant Sciences, Ltd.†	625	12,737
Cara Therapeutics, Inc.†	500	6,075
Mirati Therapeutics, Inc.†	925	29,110
Neurocrine Biosciences, Inc.†	1,150	54,924
Seres Therapeutics, Inc.†	100	4,150
Xencor, Inc.†	1,600	35,152
Zafgen Inc†	150	5,195
		165,400
Tobacco — 0.5%
Altria Group, Inc.	6,855	335,278
Universal Corp.	500	28,660
		363,938
Toys — 0.2%
Mattel, Inc.	4,994	128,296
Transactional Software — 0.3%
ACI Worldwide, Inc.†	1,875	46,069
Solera Holdings, Inc.	3,987	177,660
		223,729
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	725	39,846
Transport-Rail — 0.9%
Kansas City Southern	2,271	207,115
Union Pacific Corp.	4,611	439,751
		646,866
Transport-Services — 0.2%
Matson, Inc.	3,125	131,375

6

Transport-Truck — 0.2%
ArcBest Corp.	1,150	36,570
P.A.M. Transportation Services, Inc.†	250	14,512
Swift Transportation Co.†	1,200	27,204
USA Truck, Inc.†	2,325	49,360
		127,646
Veterinary Diagnostics — 0.0%
Phibro Animal Health Corp., Class A	425	16,550
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	175	9,641
USANA Health Sciences, Inc.†	550	75,163
		84,804
Water — 0.1%
American States Water Co.	2,175	81,323
Web Portals/ISP — 2.1%
Blucora, Inc.†	3,450	55,717
Google, Inc., Class C†	2,666	1,387,680
		1,443,397
Wireless Equipment — 0.6%
InterDigital, Inc.	2,650	150,758
Motorola Solutions, Inc.	3,899	223,569
Ubiquiti Networks, Inc.	2,025	64,628
		438,955
Total Common Stocks (cost $41,396,496)		49,947,697
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.4%
Societe Generale SA VRS 8.25% due 11/29/2018(4)	$270,000	283,108
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(2)	6,000	1
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	10,000	11,238
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	35,000	52,062
Total Preferred Securities/Capital Securities (cost $342,253)		346,409
ASSET BACKED SECURITIES — 7.2%
Diversified Financial Services — 7.2%
American Credit Acceptance Receivables Trust Series 2013-1, Class A 1.45% due 04/16/2018*	1,197	1,198
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,000	5,000
Apidos CLO FRS Series 2014-17A, Class A1A 1.77% due 04/17/2026*(5)	250,000	249,775
Apidos CLO XXI FRS Series 2015-21A, Class A1 1.71% due 07/18/2027*(5)	255,000	254,567
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.76% due 10/25/2034	3,389	3,168
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class A 1.83% due 08/05/2027*(5)	265,000	264,868
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.92% due 05/10/2045(6)	15,000	15,249
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.94% due 02/10/2051(6)	27,986	30,024
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	100,000	99,484
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.49% due 02/25/2036(7)	52,891	46,830
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(6)	50,000	52,154
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	25,000	26,650
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	3,667	3,673
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	7,000	7,015
Cent CLO, Ltd. FRS Series 2014-22A, Class A1 1.76% due 11/07/2026*(5)	250,000	249,650
CIFC Funding 2012-II, Ltd. FRS Series 2A, Class A1R 1.63% due 12/05/2024*(5)	270,000	269,865
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	20,000	20,918
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	20,000	21,198
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	35,000	37,408
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.35% due 12/10/2049(6)	9,174	9,892
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(7)	35,250	33,528
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	40,000	41,678
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.38% due 07/15/2044(6)	47,102	47,139

7

Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.48% due 01/15/2046(6)	18,893	19,031
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	30,029	32,328
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.24% due 12/10/2049(6)	32,072	33,973
Commercial Mtg. Trust Series 2014-CR20, Class A4 3.59% due 11/10/2047(6)	39,000	39,798
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	25,000	25,680
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(6)	45,000	46,959
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	20,000	21,120
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	25,000	26,501
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	50,000	53,163
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	100,000	107,291
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(6)	15,000	16,306
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(6)	44,695	45,749
Commerical Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(6)	43,000	44,695
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.36% due 01/25/2037(7)	25,656	24,508
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	12,402	12,559
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	18,460	17,279
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	1,100	1,053
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	1,121	1,121
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	12,199	12,601
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.05% due 06/15/2057(5)(8)	338,708	21,034
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	24,156	24,935
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	30,000	29,996
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(7)	58,221	56,139
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	35,000	34,974
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	50,000	50,044
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	15,000	15,048
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	7,000	7,014
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(6)	70,180	70,547
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	27,196	28,592
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	30,000	31,361
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	20,000	21,158
GS Mtg. Securities Trust Series 2013-GC14, Class A5 4.24% due 08/10/2046(6)	44,000	47,600
GS Mtg. Securities Trust VRS Series 2010-C2, Class A2 5.16% due 12/10/2043*(6)	100,000	112,845
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	30,000	30,170
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.29% due 03/25/2037	73,796	39,411
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.67% due 04/25/2035(7)	16,539	15,664
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.70% due 01/25/2036(7)	24,714	22,866
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.71% due 03/25/2047(7)	10,934	9,453
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	45,000	44,363
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.72% due 05/25/2035(7)	24,952	22,939

8

JP Morgan Chase Commercial Mtg. Securities Trust Series 2014-C20, Class A5 3.80% due 07/15/2047(6)	43,000	44,708
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	25,250	27,057
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	47,928	50,040
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(6)	24,934	26,458
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	23,531	25,435
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	15,000	15,545
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(6)	60,000	63,384
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	50,000	53,924
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	27,493	28,958
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(6)	28,504	29,295
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(6)	34,427	37,395
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(5)	270,000	269,406
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.55% due 12/25/2034(7)	14,385	14,214
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.87% due 05/12/2039(6)	25,000	25,529
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	22,950	23,921
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	25,000	26,633
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.31% due 12/15/2047(6)(8)	99,700	7,069
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	35,000	36,180
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	35,000	37,133
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series BH3-C12, Class A4 4.26% due 10/15/2046(6)	43,000	46,359
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(6)	36,141	37,593
Morgan Stanley Capital I Trust VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(6)	48,528	50,864
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	50,000	52,877
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	23,880	25,628
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	17,228	15,736
MortgageIT Trust FRS Series 2005-4, Class A1 0.46% due 10/25/2035(7)	71,144	64,825
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.57% due 06/25/2036(7)	46,755	35,803
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(7)	10,062	9,899
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.28% due 02/25/2037	11,657	6,843
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037	62,791	35,486
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.71% due 08/25/2035(7)	43,355	34,117
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(7)	1,859	1,914
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	25,000	25,126
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	10,000	10,013
Santander Drive Auto Receivables Trust Series 2015-2, Class B 1.83% due 01/15/2020	45,000	44,906
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	5,000	5,060
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	25,000	25,171
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.31% due 05/25/2037	33,282	23,406

9

Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.44% due 02/20/2047(7)	40,214	34,820
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.43% due 11/25/2036	50,000	34,500
UBS-Barclays Commercial Mtg. Trust Series BH3-C3, Class A4 3.09% due 08/10/2049(6)	50,000	50,400
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	20,000	20,188
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	2,836	2,837
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.20% due 11/25/2046(7)	40,275	36,259
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	15,000	15,644
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(7)	33,091	33,643
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(7)	2,105	2,109
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	46,676	46,875
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/2036(7)	22,433	20,796
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	35,000	35,073
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	20,000	20,662
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	35,000	37,149
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	35,000	37,402
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	36,000	38,618
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	15,000	16,113
Total Asset Backed Securities (cost $4,962,404)		4,985,797
U.S. CORPORATE BONDS & NOTES — 7.2%
Aerospace/Defense — 0.0%
Raytheon Co. Senior Notes 3.13% due 10/15/2020	10,000	10,361
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	5,000	4,938
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	25,000	23,392
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	30,000	29,631
		53,023
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	30,000	30,750
Auction Houses/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	20,000	19,600
Auto-Cars/Light Trucks — 0.2%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	9,000	9,007
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	6,000	5,993
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	25,000	25,062
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	30,000	30,635
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	40,000	42,213
		112,910
Auto/Truck Parts & Equipment-Original — 0.0%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	15,000	15,600
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	40,000	41,700
Banks-Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	65,000	68,606
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	25,000	26,568
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	30,000	30,894
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	25,000	25,098
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	45,000	45,190

10

Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	30,000	32,949
		229,305
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	10,000	9,891
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	31,000	31,003
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	15,000	22,331
		53,334
Broadcast Services/Program — 0.0%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	20,000	21,000
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. Senior Notes 5.38% due 11/15/2024*	5,000	4,909
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	10,000	10,425
		15,334
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	9,000	10,103
Building-Heavy Construction — 0.0%
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	25,000	24,921
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	20,000	20,400
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025*	5,000	5,025
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,337
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	15,000	15,150
		45,912
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	11,000	10,835
Comcast Corp. Company Guar. Notes 3.38% due 08/15/2025	60,000	59,209
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	14,649
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	15,000	15,227
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	15,000	14,416
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	27,797
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	25,000	24,911
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	10,000	10,829
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,700
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	14,409
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	6,000	6,255
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	15,000	12,236
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	10,000	9,681
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	15,000	16,724
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	5,000	5,938
		246,816
Cellular Telecom — 0.1%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	5,000	5,646
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	10,000	9,276
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	10,000	10,300
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,293
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	20,000	20,800
		55,315
Coal — 0.0%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	27,000	9,180
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	10,000	9,775

11

Computers — 0.2%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	50,000	42,376
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	25,000	25,271
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	30,000	31,843
		99,490
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	25,000	25,687
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	2,000	2,063
Diversified Banking Institutions — 1.3%
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	10,000	9,743
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	16,478
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	25,000	27,204
Citigroup, Inc. Notes 4.40% due 06/10/2025	25,000	24,907
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	110,000	118,888
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	25,000	27,499
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	5,000	6,056
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	45,000	44,774
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	20,000	19,295
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	37,000	41,200
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	10,736
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	17,753
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	25,000	28,210
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	28,000	32,843
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	11,000	10,903
JPMorgan Chase & Co. Senior Notes 2.60% due 01/15/2016	20,000	20,159
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	20,000	20,021
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	33,779
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	10,704
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	35,000	37,326
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	100,000	112,082
Morgan Stanley Senior Notes 1.88% due 01/05/2018	50,000	50,133
Morgan Stanley Senior Notes 2.65% due 01/27/2020	25,000	24,955
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	19,919
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	20,000	18,858
Morgan Stanley Senior Notes 4.30% due 01/27/2045	30,000	28,032
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	15,000	14,698
Morgan Stanley Senior Notes 4.75% due 03/22/2017	22,000	23,209
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	10,000	10,637
		861,001
Diversified Financial Services — 0.1%
General Electric Capital Corp. Company Guar. Notes 1.50% due 07/12/2016	12,000	12,090
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	30,000	34,209
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	41,000	49,037
		95,336
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	8,000	7,821
Electric-Integrated — 0.2%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,760
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	14,437

12

AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,550
Consolidated Edison Co. of New York, Inc. Senior Notes 3.30% due 12/01/2024	10,000	10,003
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	16,000	16,060
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	30,000	29,750
Entergy Corp. Senior Notes 3.63% due 09/15/2015	24,000	24,094
Exelon Corp. Senior Notes 2.85% due 06/15/2020	20,000	20,116
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	4,000	4,079
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	10,000	10,288
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	15,000	18,912
		163,049
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 05/15/2022	50,000	48,550
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	35,000	36,662
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 8.45% due 06/15/2018	25,000	27,782
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	11,328
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	761
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	10,000	1
		12,091
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	25,000	25,359
Food-Misc./Diversified — 0.1%
HJ Heinz Co. Senior Notes 2.00% due 07/02/2018*	75,000	74,976
HJ Heinz Co. Senior Notes 2.80% due 07/02/2020*	20,000	20,016
		94,992
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	20,000	20,200
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	6,000	6,060
Sysco Corp. Company Guar. Notes 4.35% due 10/02/2034	3,000	3,030
		29,290
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	10,000	10,238
Gas-Distribution — 0.0%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	25,000	28,141
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	20,000	20,300
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,115
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	7,000	7,105
		9,220
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	15,000	15,270
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	4,938
		20,208
Insurance-Multi-line — 0.1%
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	25,000	37,418
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 5.38% due 12/01/2041*	5,000	5,440
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	20,000	29,977
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	11,000	11,112
		46,529
Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.15% due 03/15/2025	10,000	9,769

13

Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	5,000	5,000
Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020*	50,000	50,084
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022*	30,000	30,134
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	20,000	19,847
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045*	15,000	15,185
		115,250
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	10,000	9,859
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	12,000	12,041
		21,900
Medical Products — 0.1%
Zimmer Holdings, Inc. Senior Notes 1.45% due 04/01/2017	40,000	40,014
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	25,000	23,856
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	15,000	15,022
		38,878
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	25,000	25,023
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	30,000	29,912
AbbVie, Inc. Senior Notes 2.50% due 05/14/2020	10,000	9,897
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	10,000	9,783
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	25,000	24,470
Merck & Co., Inc. FRS Senior Notes 0.65% due 02/10/2020	50,000	49,738
		148,823
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	13,000	13,542
Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	25,000	25,028
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	25,000	25,149
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	25,000	24,436
		74,613
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	5,094
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	10,000	10,075
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	4,000	4,250
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	15,000	16,762
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	10,000	10,156
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	35,000	37,319
		83,656
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	10,000	10,017
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	35,000	34,418
McKesson Corp. Senior Notes 1.40% due 03/15/2018	20,000	19,782
		64,217
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	10,000	8,349
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	20,000	19,639
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	5,000	4,339
Southern Copper Corp. Senior Notes 5.88% due 04/23/2045	15,000	14,268
		46,595
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	35,000	40,621
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	71,583

14

Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	30,000	37,294
		149,498
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 2.90% due 09/15/2022	50,000	49,148
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	17,424
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	5,000	4,832
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	5,000	4,903
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	20,000	24,112
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,606
		55,877
Oil Companies-Integrated — 0.1%
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	20,000	19,985
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	20,000	19,791
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	10,000	9,891
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	15,000	14,880
		64,547
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	3,000	2,843
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	10,000	9,800
		12,643
Pipelines — 0.4%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	5,000	5,200
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	28,000	31,570
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	25,000	23,675
Energy Transfer Partners LP Senior Notes 4.15% due 10/01/2020	15,000	15,416
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	25,000	24,500
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	20,000	18,514
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	10,000	9,989
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	20,000	17,342
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	3,000	2,940
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	5,000	4,888
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	10,000	9,710
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 5.50% due 10/15/2019*	10,000	10,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,110
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 6.25% due 10/15/2022*	10,000	10,350
Williams Partners LP Senior Notes 3.60% due 03/15/2022	25,000	24,274
Williams Partners LP Senior Notes 3.90% due 01/15/2025	25,000	23,567
Williams Partners LP Senior Notes 4.30% due 03/04/2024	15,000	14,753
		251,173
Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	30,000	30,700
American Tower Corp. Senior Notes 3.45% due 09/15/2021	30,000	29,855
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	10,000	9,862
Duke Realty LP Senior Notes 3.75% due 12/01/2024	10,000	9,936
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	25,000	25,250
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,130

15

HCP, Inc. Senior Notes 4.20% due 03/01/2024	25,000	25,050
HCP, Inc. Senior Notes 6.00% due 01/30/2017	10,000	10,667
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	25,000	25,957
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	16,000	17,502
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	35,000	35,596
Liberty Property LP Senior Notes 3.38% due 06/15/2023	10,000	9,660
Liberty Property LP Senior Notes 4.13% due 06/15/2022	5,000	5,091
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	50,000	48,539
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	10,000	10,373
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	10,000	9,612
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	5,000	5,418
		319,198
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	45,000	45,966
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	12,224
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	5,000	4,903
		17,127
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Senior Notes 5.00% due 06/01/2022	10,000	9,950
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	20,000	19,421
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	4,432	4,982
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	8,245	9,462
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	28,456	33,810
		48,254
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	4,831
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	20,000	20,900
Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	27,000	29,702
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	5,000	4,903
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	3,000	2,861
		7,764
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	12,000	10,860
ADT Corp. Senior Notes 6.25% due 10/15/2021	35,000	36,750
		47,610
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	25,000	24,362
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	17,000	18,020
Steel-Producers — 0.1%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	25,000	25,028
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	10,000	10,000
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	15,000	15,675
		50,703
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	5,000	5,050
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	10,000	9,656

16

AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	13,789
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	20,000	18,199
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	16,000	15,964
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036*	52,000	46,908
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	9,258
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048*	15,000	13,178
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*	43,000	37,408
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	19,000	17,782
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	12,000	11,011
		193,153
Television — 0.0%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	20,000	20,600
Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	40,000	40,516
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.20% due 02/01/2025	5,000	4,870
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	10,000	8,982
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	10,000	10,018
Ryder System, Inc. Notes 2.65% due 03/02/2020	25,000	24,960
		48,830
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	15,000	15,105
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,952
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	21,000	22,191
		42,248
Total U.S. Corporate Bonds & Notes (cost $4,976,343)		4,980,343
FOREIGN CORPORATE BONDS & NOTES — 1.4%
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	108,804
Credit Suisse Sub. Notes 5.40% due 01/14/2020	34,000	37,593
		146,397
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	10,000	10,125
Diversified Banking Institutions — 0.1%

Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	18,000	17,879
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	50,000	52,349
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	4,000	4,011
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	7,000	7,443
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	5,000	5,384
		87,066
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	14,000	9,818
E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024	200,000	192,845
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000	2,167
Investment Management/Advisor Services — 0.0%
Intercorp Peru, Ltd. Senior Notes 5.88% due 02/12/2025*	10,000	10,034
Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	75,000	75,396
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	40,000	40,091

17

Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	40,000	39,293
		154,780
Oil Companies-Exploration & Production — 0.1%
EnCana Corp. Senior Notes 6.50% due 05/15/2019	25,000	28,382
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	10,000	9,225
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	5,550
Nexen, Inc. Senior Notes 6.40% due 05/15/2037	15,000	17,973
		61,130
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	15,000	15,105
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	10,000	9,974
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	15,000	14,166
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	20,000	17,650
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	20,000	17,515
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	23,000	21,160
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	20,000	18,582
		114,152
Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	10,000	9,675
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	5,000	4,869
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 02/25/2022	2,000	2,155
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	20,000	28,139
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	20,000	20,113
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	13,398
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	50,000	48,023
		61,421
Total Foreign Corporate Bonds & Notes (cost $929,359)		914,886
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	20,000	23,037

New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	30,000	41,963
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	11,000	11,939
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	75,000	29,443
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	25,000	9,814
State of California General Obligation Bonds 7.55% due 04/01/2039	45,000	65,050
State of California General Obligation Bonds 6.20% due 10/01/2019	25,000	29,130
State of California General Obligation Bonds 7.63% due 03/01/2040	25,000	36,615
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	15,000	16,049
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,660
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	15,000	15,878
Total Municipal Bonds & Notes (cost $279,319)		283,578

18

U.S. GOVERNMENT AGENCIES — 10.0%
Federal Home Loan Mtg. Corp. — 1.1%
1.89% due 02/01/2037 FRS	2,275	2,395
2.50% due 01/01/2028	5,360	5,476
2.50% due 04/01/2028	15,613	15,951
3.00% due 10/01/2042	12,637	12,603
3.00% due 11/01/2042	6,637	6,619
3.00% due 02/01/2043	21,641	21,577
3.00% due 08/01/2043	102,590	102,232
3.50% due 03/01/2042	4,320	4,455
3.50% due 09/01/2043	49,196	50,778
3.50% due July 30 TBA	400,000	411,500
4.00% due 09/01/2040	8,312	8,818
4.50% due 01/01/2039	1,372	1,481
5.00% due 07/01/2021	32,207	33,932
5.50% due 07/01/2034	5,916	6,660
6.00% due 08/01/2036	8,074	9,167
6.50% due 05/01/2029	1,022	1,173
6.50% due 05/01/2036	33	38
7.50% due 08/01/2023	98	107
7.50% due 04/01/2028	1,040	1,247
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(7)	1,423	1,434
Series 1577, Class PK
6.50% due 09/15/2023(7)	3,236	3,554
Series 1226, Class Z
7.75% due 03/15/2022(7)	437	469
Freddie Mac Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.83% due 03/25/2045*(6)	20,000	20,263
Series 2014-K503, Class B
3.08% due 10/25/2047*(6)	20,000	20,142
Series 2012-K706, Class B
4.17% due 11/25/2044*(6)	20,000	20,977
Series 2010-K8, Class B
5.24% due 09/25/2043*(6)	25,000	27,790
		790,838
Federal National Mtg. Assoc. — 7.5%
2.13% due 05/01/2037 FRS	3,904	4,144
2.50% due July 15 TBA	100,000	101,211
2.50% due 02/01/2043	91,742	88,111
2.64% due 03/01/2027	24,890	23,936
2.78% due 03/01/2027	21,000	20,321
2.97% due 06/01/2027	35,000	34,454
2.97% due 06/01/2030	40,000	38,046
3.00% due 10/01/2040 FRS	4,038	4,302
3.00% due 01/01/2028	14,743	15,311
3.00% due July 15 TBA	100,000	103,601
3.00% due July 30 TBA	300,000	298,881
3.13% due 02/01/2027	45,000	44,956
3.50% due 08/01/2026	17,724	18,738
3.50% due 09/01/2026	17,694	18,716
3.50% due 10/01/2028	20,466	21,672
3.50% due July 30 TBA	2,300,000	2,370,258
4.00% due 11/01/2025	3,095	3,310
4.00% due 09/01/2040	8,101	8,606
4.00% due 11/01/2040	2,341	2,494
4.00% due 12/01/2040	30,203	32,172
4.00% due 10/01/2041	10,788	11,463
4.00% due 11/01/2041	12,216	13,005
4.00% due 01/01/2042	13,304	14,147
4.00% due 12/01/2043	26,437	28,261
4.00% due July 30 TBA	300,000	317,844
4.50% due 11/01/2022	11,963	12,564
4.50% due 01/01/2039	3,653	3,951
4.50% due 06/01/2039	40,054	43,711
4.50% due 09/01/2039	6,848	7,416
4.50% due 09/01/2040	15,577	16,877
4.50% due 05/01/2041	7,070	7,658
4.50% due July 30 TBA	400,000	432,438
4.83% due 11/01/2015	55,821	55,857
5.00% due 06/01/2019	608	645
5.00% due 05/01/2035	1,199	1,326
5.00% due 06/01/2040	54,326	60,033
5.00% due 07/01/2040	13,070	14,441
5.00% due July 30 TBA	400,000	441,875
5.50% due 11/01/2020	3,649	3,877
5.50% due 04/01/2021	63,515	69,169
5.50% due 12/01/2029	2,016	2,261
5.50% due 06/01/2035	151,507	172,141
5.50% due 08/01/2037	20,919	23,493
5.50% due 06/01/2038	11,584	13,111
6.00% due 06/01/2017	1,298	1,342
6.00% due 12/01/2033	8,770	10,028
6.00% due 05/01/2034	661	755
6.00% due 06/01/2040	286	325
6.00% due July 30 TBA	100,000	113,576
6.50% due 08/01/2017	2,462	2,531
6.50% due 10/01/2037	355	411
7.00% due 06/01/2037	9,905	11,406
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)	11,870	11,869
		5,173,047
Government National Mtg. Assoc. — 1.4%
3.50% due July 30 TBA	200,000	207,571
4.00% due 09/15/2041	396,647	425,636
4.50% due 06/15/2041	217,567	236,611
6.00% due 11/15/2031	49,625	56,289
7.00% due 05/15/2033	9,174	11,059
8.50% due 11/15/2017	131	137
9.00% due 11/15/2021	131	151
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(7)	201	235
Series 2005-74, Class HC
7.50% due 09/16/2035(7)	2,560	2,970
		940,659
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	6,000	6,052
Total U.S. Government Agencies (cost $6,855,856)		6,910,596
U.S. GOVERNMENT TREASURIES — 3.4%
United States Treasury Bonds — 1.0%
2.50% due 02/15/2045	165,000	145,213
3.00% due 11/15/2044	125,000	122,275
3.00% due 05/15/2045	95,000	93,100
3.13% due 08/15/2044	45,000	45,074
3.38% due 05/15/2044	66,000	69,326
4.38% due 02/15/2038	40,000	49,188
4.38% due 11/15/2039(9)	145,000	178,350
		702,526
United States Treasury Notes — 2.4%
0.25% due 01/15/2025 TIPS	664,242	651,528
0.88% due 09/15/2016	510,000	512,948
0.88% due 04/30/2017	145,000	145,736

19

0.88% due 11/15/2017	315,000		315,591
			1,625,803
Total U.S. Government Treasuries (cost $2,330,992)			2,328,329
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Sovereign — 0.9%
Brazil Notas de Tesouro Nacional Bills zero coupon due 01/01/2016	BRL	65,000	19,526
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(10)	BRL	284,539	92,497
Federal Republic of Nigeria Bonds 12.15% due 07/18/2034	NGN	2,680,000	11,123
Government of Canada Senior Notes 0.88% due 02/14/2017		7,000	7,025
Government of Poland Bonds zero coupon due 07/25/2017	PLN	100,000	25,548
Government of Romania Bonds 5.85% due 04/26/2023	RON	40,000	11,146
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(10)	UYU	551,757	17,223
Oriental Republic of Uruguay Bonds 4.25% due 04/05/2027(10)	UYU	661,182	23,326
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(10)	UYU	194,305	6,905
Republic of Chile Bonds 3.00% due 01/01/2040(10)	CLP	12,491,480	23,804
Republic of Colombia Bonds 3.00% due 03/25/2033(10)	COP	42,256,912	13,927
Republic of Colombia Bonds 3.50% due 03/10/2021(10)	COP	31,136,672	11,841
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	4,950,000	9,470
Republic of Indonesia Senior Notes 7.88% due 04/15/2019	IDR	239,000,000	17,769
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	402,000,000	30,164
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	385,000	30,937
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	230,000	17,838
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	525,000	41,409
Republic of Turkey Bonds 2.50% due 05/04/2016(10)	TRY	70,381	26,037
Republic of Turkey Bonds 9.00% due 01/27/2016	TRY	45,000	16,707
Russian Federation Bonds 7.50% due 02/27/2019	RUB	845,000	13,773
United Mexican States FRS Bonds 3.00% due 05/28/2020	MXN	1,062,900	67,071
United Mexican States FRS Bonds 3.04% due 12/29/2016	MXN	610,000	38,754
United Mexican States Bonds 4.00% due 11/15/2040(10)	MXN	377,289	25,800
United Mexican States Senior Notes 4.75% due 03/08/2044		38,000	36,100
Total Foreign Government Obligations (cost $667,729)			635,720
OPTIONS - PURCHASED†(2)(11) — 0.0%
Call Options - Purchased	EUR	20,000	131
Call Options - Purchased	RUB	1,000,000	0
Call Options - Purchased	BRL	90,000	0
Call Options - Purchased	HKD	395,000	147
Total Options - Purchased (cost $1,553)			278
Total Long-Term Investment Securities (cost $62,741,685)			71,333,633

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2015 (cost $157,000)		$157,000	157,000
REPURCHASE AGREEMENTS — 3.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2015, to be repurchased 07/01/2015 in the amount of $663,000 collateralized by $705,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 11/02/2022 and having an approximate value of $676,308		663,000	663,000
Bank of America Securities LLC Joint Repurchase Agreement(13)		370,000	370,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)		330,000	330,000
BNP Paribas SA Joint Repurchase Agreement(13)		330,000	330,000
Deutsche Bank AG Joint Repurchase Agreement(13)		380,000	380,000
RBS Securities, Inc. Joint Repurchase Agreement(13)		330,000	330,000
Total Repurchase Agreements (cost $2,403,000)			2,403,000

20

TOTAL INVESTMENTS (cost $65,302,304)(14)	107.1%	73,893,633
Liabilities in excess of other assets	(7.1)	(4,907,078)
NET ASSETS	100.0%	$68,986,555

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2015, the aggregate value of these securities was $3,212,229 representing 4.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $1,562 representing 0.0% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2015, the Multi-Managed Growth Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	2	$0	$1,281	$640.67	0.00%

(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Loan Obligation
(6)	Commercial Mortgage Backed Security
(7)	Collateralized Mortgage Obligation
(8)	Interest Only
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	Options — Purchased

Options-Purchased

	Expiration	Strike	Notional		Premiums	Value at	Appreciation
Issue	Month	Price	Amount		Paid	June 30, 2015	(Depreciation)
Call option to buy Brazlian Reals in exchange for U.S. dollars with Goldman Sachs International.	September 2015	$2.41	BRL	90,000	$667	$0	$(667)
Call option to buy Euro Dollars in exchange for U.S. dollars with Goldman Sachs International.	July 2015	1.12	EUR	15,000	260	95	(165)
Call option to buy Euro Dollars in exchange for U.S. dollars with Goldman Sachs International.	July 2015	1.13	EUR	5,000	91	36	(55)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International.	March 2016	7.75	HKD	395,000	173	147	(26)
Call option to buy Russian Rubles in exchange for U.S. dollars with Goldman Sachs International.	September 2015	36.97	RUB	1,000,000	362	0	(362)
					$1,553	$278	$(1,275)

(12)	Denominated in United States dollars unless otherwise indicated.
(13)	See Note 2 for details of Joint Repurchase Agreements.
(14)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CRC	— Costa Rican Colón
CVR	— Contingent Value Rights
EUR	— Euro Dollar
HKD	— Hong Kong Dollar
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NGN	— Nigerian Naira
PLN	— Polish Zloty
RON	— Romanian Leu
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
TRY	— Turkish Lira
UYU	— Uruguayan Peso
ZAR	— South African Rand
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2015	Unrealized Appreciation (Depreciation)
1	Long	Long Gilt	September 2015	$183,978	$181,841	$(2,137)
2	Long	Russell 2000 Mini Index	September 2015	252,059	250,080	(1,979)
2	Long	U.S. Treasury 2YR Notes	September 2015	436,661	437,875	1,214
22	Long	U.S. Treasury 5YR Notes	September 2015	2,623,544	2,623,672	128
37	Short	U.S. Treasury 10YR Notes	September 2015	4,677,915	4,668,359	9,556
2	Short	U.S. Long Bonds	September 2015	309,391	301,688	7,703
3	Long	U.S. Ultra Bonds	September 2015	477,211	462,188	(15,023)
						$(538)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	TRY	49,000	USD	17,277	09/16/2015	$—	$(612)
Barclays Bank PLC	IDR	123,000,000	USD	8,521	05/18/2016	—	(34)
BNP Paribas SA	USD	22,782	NGN	4,135,000	10/08/2015	—	(3,821)
Citibank N.A.	CZK	450,000	USD	18,613	09/16/2015	196	—
	EUR	10,000	USD	12,935	09/18/2015	1,774	—
	NGN	4,135,000	USD	18,136	10/08/2015	—	(825)
	USD	10,078	RSD	1,000,000	09/18/2015	—	(901)
	ZAR	1,224,000	USD	97,394	09/16/2015	—	(1,893)
						1,970	(3,619)
Commonwealth Bank of Australia	USD	11,237	EUR	10,000	09/18/2015	—	(77)
Deutsche Bank AG	GHS	28,000	USD	6,114	09/18/2015	8	—
	USD	35,325	MXN	545,000	09/17/2015	—	(837)
	USD	13,194	MYR	50,000	09/17/2015	41	—
						49	(837)
Goldman Sachs International	HKD	200,000	USD	25,792	03/03/2016	—	(8)
	IDR	329,851,000	USD	24,156	09/16/2015	—	(126)
	TRY	70,000	USD	24,973	07/20/2015	—	(1,003)
	USD	9,030	TRY	25,000	07/20/2015	247	—
	USD	17,416	TRY	49,000	09/16/2015	473	—
						720	(1,137)
HSBC Bank USA, N.A.	MXN	260,000	USD	16,842	09/17/2015	389	—
	USD	15,352	UYU	420,000	09/16/2015	—	(134)
	USD	38,227	ZAR	480,000	09/16/2015	710	—
	USD	7,953	MYR	30,000	09/17/2015	—	(12)
	UYU	420,000	USD	15,215	09/16/2015	—	(3)
						1,099	(149)
JPMorgan Chase Bank	GHS	24,000	USD	5,229	09/18/2015	—	(4)
	IDR	83,693,000	USD	6,124	09/16/2015	—	(37)
	IDR	119,000,000	USD	8,221	05/18/2016	—	(56)
	RUB	380,000	USD	6,802	07/17/2015	—	(46)
	USD	7,037	KES	690,000	07/13/2015	—	(104)
	USD	6,941	RUB	380,000	07/17/2015	—	(93)
						—	(340)
Royal Bank of Canada	MXN	1,104,000	USD	70,816	09/17/2015	953	—
Standard Chartered Bank	CLP	7,700,000	USD	12,206	09/16/2015	246	—
	COP	19,200,000	USD	7,487	09/16/2015	177	—
	USD	17,735	KES	1,738,000	07/13/2015	—	(271)
						423	(271)
State Street Bank and Trust Co.	BRL	60,000	USD	18,773	07/02/2015	—	(526)
	CLP	7,700,000	USD	12,097	09/16/2015	137	—
	USD	19,339	BRL	60,000	07/02/2015	—	(40)
	USD	3,457	CLP	2,200,000	09/16/2015	—	(40)
						137	(606)
UBS AG	BRL	60,000	USD	19,339	07/02/2015	40	—
	USD	19,182	BRL	60,000	07/02/2015	117	—
						157	—
Net Unrealized Appreciation (Depreciation)						$5,508	$(11,503)

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombina Peso

CZK — Czech Republic Koruna

EUR — Euro Dollar

GHS — Ghanaian Cedi

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

KES — Kenyan Shilling

MXN — Mexican Peso

MYR — Myalaysian Ringgit

NGN — Nigerian Naira

RSD — Serbian Dinar

RUB — Russian Ruble

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2015(2)	Notional Amount(3)	Value at June 30, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation 7.50% due 03/31/2030	(1.00)%	12/20/2019	Goldman Sachs International	3.28%	$15,000	$1,381	$2,914	$(1,533)

(1)                                 If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)                                 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)                                 The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)                                 The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$3,059,829	$—	$0	$3,059,829
Television	78,148	—	1,281	79,429
Other Industries	46,808,439	—	—	46,808,439
Preferred Securities/Capital Securities	—	346,409	—	346,409
Asset Backed Securities	—	4,985,797	—	4,985,797
U.S. Corporate Bonds & Notes	—	4,980,343	—	4,980,343
Foreign Corporate Bonds & Notes	—	914,886	—	914,886
Municipal Bond & Notes	—	283,578	—	283,578
U.S. Government Agencies	—	6,910,596	—	6,910,596
U.S. Government Treasuries	—	2,328,329	—	2,328,329
Foreign Government Obligations	—	635,720	—	635,720
Options - Purchased	278	—	—	278
Short-Term Investment Securities	—	157,000	—	157,000
Repurchase Agreements	—	2,403,000	—	2,403,000
Total Investments at Value	$49,946,694	$23,945,658	$1,281	$73,893,633

Other Financial Instruments:+
Futures Contracts	$18,601	$—	$—	$18,601
Forward Foreign Currency Contracts	—	5,508	—	5,508
Total Other Financial Instruments	$18,601	$5,508	$—	$24,109

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$19,139	$—	$—	$19,139
Forward Foreign Currency Contracts	—	11,503	—	11,503
Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection	—	1,533	—	1,533
Total Other Financial Instruments	$19,139	$13,036	$—	$32,175

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

21

SEASONS SERIES TRUST MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCKS — 57.1%
Advertising Services — 0.0%
Marchex, Inc., Class B	8,775	$43,436
Aerospace/Defense-Equipment — 0.6%
AAR Corp.	8,025	255,757
Moog, Inc., Class A†	1,025	72,447
United Technologies Corp.	3,941	437,175
		765,379
Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†	7,150	85,371
Airlines — 0.5%
Alaska Air Group, Inc.	2,250	144,968
United Continental Holdings, Inc.†	10,639	563,973
		708,941
Apparel Manufacturers — 0.3%
Carter’s, Inc.	3,252	345,688
Applications Software — 0.3%
Appfolio, Inc.†	800	11,280
NetSuite, Inc.†	2,239	205,428
Salesforce.com, Inc.†	3,436	239,249
		455,957
Athletic Equipment — 0.0%
Nautilus, Inc.†	2,525	54,313
Athletic Footwear — 0.4%
NIKE, Inc., Class B	5,480	591,950
Audio/Video Products — 0.0%
VOXX International Corp.†	3,175	26,289
Auto/Truck Parts & Equipment-Original — 0.4%
American Axle & Manufacturing Holdings, Inc.†	650	13,592
Dana Holding Corp.	1,975	40,645
Delphi Automotive PLC	4,603	391,669
Tower International, Inc.†	2,300	59,915
		505,821
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	7,075	151,971
Banks-Commercial — 1.6%
1st Source Corp.	875	29,855
BancFirst Corp.	1,500	98,175
BancorpSouth, Inc.	3,625	93,380
Banner Corp.	875	41,939
BBCN Bancorp, Inc.	1,200	17,748
Capital Bank Financial Corp., Class A†	3,800	110,466
Cathay General Bancorp Class B	1,450	47,052
Central Pacific Financial Corp.	8,100	192,375
Chemical Financial Corp.	575	19,010
Citizens & Northern Corp.	375	7,706
City Holding Co.	925	45,556
CoBiz Financial, Inc.	975	12,743
CVB Financial Corp.	6,175	108,742
East West Bancorp, Inc.	93	4,168
First Commonwealth Financial Corp.	9,825	94,222
First Financial Bancorp	175	3,140
First Interstate BancSystem, Inc.	600	16,644
FNB Corp.	2,250	32,220
Guaranty Bancorp	625	10,319
MainSource Financial Group, Inc.	525	11,524
National Penn Bancshares, Inc.	1,025	11,562
OFG Bancorp	3,950	42,146
PacWest Bancorp	5,676	265,410
Sierra Bancorp	425	7,357
Simmons First National Corp., Class A	1,025	47,847
Southside Bancshares, Inc.	263	7,687
Southwest Bancorp, Inc.	975	18,145
Suffolk Bancorp	1,947	49,960
Susquehanna Bancshares, Inc.	2,075	29,299
TCF Financial Corp.	3,725	61,872
UMB Financial Corp.	575	32,787
Union Bankshares Corp.	5,659	131,515
Webster Financial Corp.	325	12,854
West Bancorporation, Inc.	1,625	32,240
Westamerica Bancorporation	5,050	255,782
Wilshire Bancorp, Inc.	3,450	43,573
		2,047,020
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	1,275	34,094
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	5,495	512,903
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	2,211	221,498
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	1,300	72,800
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	3,175	64,675
Cable/Satellite TV — 1.1%
Comcast Corp., Class A	17,805	1,070,793
Time Warner Cable, Inc.	1,937	345,115
		1,415,908
Casino Hotels — 0.2%
Las Vegas Sands Corp.	4,266	224,264
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	14,476	561,235
Chemicals-Diversified — 0.7%
LyondellBasell Industries NV, Class A	3,744	387,579
PPG Industries, Inc.	4,244	486,872
		874,451
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	2,550	173,732
OM Group, Inc.	1,800	60,480
Univar Inc†	1,675	43,600
		277,812
Coal — 0.0%
Cloud Peak Energy, Inc.†	850	3,961
SunCoke Energy, Inc.	2,125	27,625
		31,586
Commercial Services — 0.1%
HMS Holdings Corp.†	4,250	72,972
Medifast, Inc.†	225	7,272
		80,244
Commercial Services-Finance — 0.7%
EVERTEC, Inc.	575	12,213

1

Heartland Payment Systems, Inc.	1,025	55,401
MasterCard, Inc., Class A	8,946	836,272
MoneyGram International, Inc.†	1,925	17,691
Vantiv, Inc., Class A†	825	31,507
		953,084
Computer Aided Design — 0.5%
ANSYS, Inc.†	3,657	333,665
Aspen Technology, Inc.†	7,475	340,486
		674,151
Computer Data Security — 0.0%
Qualys, Inc.†	375	15,131
Computer Services — 0.9%
Amdocs, Ltd.	9,732	531,270
Convergys Corp.	3,850	98,137
Engility Holdings, Inc.	100	2,516
IHS, Inc., Class A†	654	84,124
Insight Enterprises, Inc.†	1,800	53,838
Manhattan Associates, Inc.†	1,750	104,387
Science Applications International Corp.	3,075	162,514
Unisys Corp.†	8,900	177,911
		1,214,697
Computer Software — 0.2%
AVG Technologies NV†	9,875	268,699
Computers — 2.1%
Apple, Inc.	21,690	2,720,468
Computers-Memory Devices — 0.1%
EMC Corp.	6,351	167,603
Consulting Services — 0.0%
CRA International, Inc.†	925	25,780
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	1,075	32,519
Containers-Metal/Glass — 0.4%
Crown Holdings, Inc.†	10,123	535,608
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	14,275	198,851
Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	11,589	758,036
Estee Lauder Cos., Inc., Class A	7,180	622,219
Inter Parfums, Inc.	300	10,179
		1,390,434
Data Processing/Management — 0.1%
Fair Isaac Corp.	1,325	120,283
Decision Support Software — 0.0%
Castlight Health, Inc., Class B†	6,650	54,131
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	1,075	11,739
Distribution/Wholesale — 0.2%
Essendant, Inc.	5,350	209,987
Diversified Manufacturing Operations — 0.9%
A.O. Smith Corp.	4,619	332,476
Blount International, Inc.†	775	8,463
Colfax Corp.†	10,617	489,974
Dover Corp.	5,867	411,746
Park-Ohio Holdings Corp.	20	969
		1,243,628
Drug Delivery Systems — 0.0%
BioDelivery Sciences International, Inc.†	3,300	26,268
Revance Therapeutics, Inc.†	575	18,388
		44,656
E-Commerce/Products — 0.7%
Amazon.com, Inc.†	2,074	900,303
E-Commerce/Services — 0.4%
Priceline Group, Inc.†	474	545,749
Electric-Distribution — 0.0%
EnerNOC, Inc.†	4,900	47,530
Spark Energy, Inc., Class A	400	6,304
		53,834
Electric-Generation — 0.0%
Atlantic Power Corp.	19,475	59,983
Electric-Integrated — 0.2%
El Paso Electric Co.	1,750	60,655
NorthWestern Corp.	475	23,156
PNM Resources, Inc.	1,300	31,980
Portland General Electric Co.	2,650	87,874
		203,665
Electronic Components-Misc. — 0.7%
Benchmark Electronics, Inc.†	3,800	82,764
Sanmina Corp.†	4,275	86,184
Stoneridge, Inc.†	8,850	103,634
TE Connectivity, Ltd.	9,077	583,651
Vishay Intertechnology, Inc.	1,625	18,980
		875,213
Electronic Components-Semiconductors — 0.8%
Avago Technologies, Ltd.	2,510	333,654
Fairchild Semiconductor International, Inc.†	12,675	220,292
Freescale Semiconductor, Ltd.†	7,968	318,481
Intersil Corp., Class A	5,025	62,863
PMC-Sierra, Inc.†	5,475	46,866
Qorvo, Inc.†	1,694	135,977
		1,118,133
Electronic Connectors — 0.5%
Amphenol Corp., Class A	10,680	619,120
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	18,093	355,708
Electronic Measurement Instruments — 0.3%
Fitbit, Inc., Class A†	2,225	85,062
National Instruments Corp.	8,547	251,794
		336,856
Energy-Alternate Sources — 0.3%
First Solar, Inc.†	1,250	58,725
Green Plains, Inc.	875	24,106
Renewable Energy Group, Inc.†	1,000	11,560
REX American Resources Corp.†	4,400	280,016

2

Vivint Solar, Inc.†	4,400	53,548
		427,955
Engineering/R&D Services — 0.3%
Argan, Inc.	2,925	117,965
EMCOR Group, Inc.	3,725	177,943
VSE Corp.	1,400	74,914
		370,822
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	5,450	104,967
Enterprise Software/Service — 1.1%
Evolent Health, Inc.†	950	18,525
MedAssets, Inc.†	6,000	132,360
Oracle Corp.	21,671	873,341
Tyler Technologies, Inc.†	1,063	137,531
Ultimate Software Group, Inc.†	1,349	221,695
Xactly Corp†	3,600	30,924
		1,414,376
Entertainment Software — 0.2%
Take-Two Interactive Software, Inc.†	7,675	211,600
Environmental Consulting & Engineering — 0.0%
TRC Cos., Inc.†	200	2,030
Filtration/Separation Products — 0.1%
Polypore International, Inc.†	2,600	155,688
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	150	36,927
Finance-Consumer Loans — 0.1%
Nelnet, Inc., Class A	1,550	67,130
World Acceptance Corp.†	625	38,444
		105,574
Finance-Credit Card — 0.9%
American Express Co.	4,478	348,030
Visa, Inc., Class A	12,137	815,000
		1,163,030
Finance-Investment Banker/Broker — 0.5%
Cowen Group, Inc., Class A†	7,450	47,680
E*TRADE Financial Corp.†	10,442	312,738
INTL. FCStone, Inc.†	200	6,648
Investment Technology Group, Inc.	4,350	107,880
LPL Financial Holdings, Inc.	4,135	192,236
Stifel Financial Corp.†	600	34,644
Virtu Financial, Inc., Class A†	475	11,153
		712,979
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	875	17,115
Finance-Other Services — 0.2%
BGC Partners, Inc., Class A	2,200	19,250
Intercontinental Exchange, Inc.	1,048	234,343
MarketAxess Holdings, Inc.	375	34,789
		288,382
Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.†	21,275	242,109
NMI Holdings, Inc., Class A†	3,625	29,073
		271,182
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	350	9,720
Food-Confectionery — 0.5%
Hershey Co.	6,986	620,566
Food-Misc./Diversified — 0.1%
B&G Foods, Inc.	1,250	35,662
Pinnacle Foods, Inc.	2,050	93,357
		129,019
Food-Retail — 0.6%
Ingles Markets, Inc., Class A	1,525	72,849
Kroger Co.	9,321	675,866
Smart & Final Stores, Inc.†	1,725	30,826
		779,541
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	11,462	413,778
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	4,900	122,353
Gambling (Non-Hotel) — 0.2%
Isle of Capri Casinos, Inc.†	14,950	271,342
Gas-Distribution — 0.2%
AGL Resources, Inc.	825	38,412
Laclede Group, Inc.	1,025	53,362
New Jersey Resources Corp.	1,675	46,146
Piedmont Natural Gas Co., Inc.	1,000	35,310
Southwest Gas Corp.	900	47,889
		221,119
Home Furnishings — 0.1%
Leggett & Platt, Inc.	1,450	70,586
Hotels/Motels — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	4,031	326,874
Housewares — 0.0%
NACCO Industries, Inc., Class A	1,050	63,798
Human Resources — 0.2%
Barrett Business Services, Inc.	2,225	80,812
Cross Country Healthcare, Inc.†	11,525	146,137
Monster Worldwide, Inc.†	3,050	19,947
		246,896
Independent Power Producers — 0.1%
Ormat Technologies, Inc.	2,250	84,780
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	925	32,024
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	4,941	676,077
Instruments-Controls — 0.9%
Honeywell International, Inc.	4,503	459,171
Sensata Technologies Holding NV†	12,451	656,666
Watts Water Technologies, Inc., Class A	150	7,777
		1,123,614

3

Insurance Brokers — 0.3%
Aon PLC	3,803	379,083
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	4,100	110,618
CNO Financial Group, Inc.	7,050	129,367
Primerica, Inc.	875	39,979
		279,964
Insurance-Multi-line — 0.1%
Kemper Corp.	1,775	68,426
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	275	4,576
Global Indemnity PLC†	325	9,126
Navigators Group, Inc.†	800	62,048
ProAssurance Corp.	1,275	58,918
Stewart Information Services Corp.	225	8,955
		143,623
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	425	20,358
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	17,250	101,602
Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	14,300	1,226,439
Internet Content-Information/News — 0.2%
LinkedIn Corp., Class A†	1,004	207,457
WebMD Health Corp.†	1,175	52,029
		259,486
Internet Incubators — 0.0%
ModusLink Global Solutions, Inc.†	1,825	6,205
Internet Infrastructure Software — 0.0%
Unwired Planet, Inc.†	3,776	2,341
Internet Telephone — 0.0%
magicJack VocalTec, Ltd.†	2,201	16,353
Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	940	325,221
Federated Investors, Inc., Class B	525	17,582
WisdomTree Investments, Inc.	1,350	29,653
		372,456
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,575	99,981
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	400	27,712
Machinery-General Industrial — 0.4%
Applied Industrial Technologies, Inc.	1,275	50,554
DXP Enterprises, Inc.†	900	41,850
Kadant, Inc.	2,075	97,940
Roper Technologies, Inc.	2,029	349,921
		540,265
Medical Information Systems — 0.3%
athenahealth, Inc.†	2,653	303,981
Merge Healthcare, Inc.†	9,500	45,600
Quality Systems, Inc.	2,900	48,053
		397,634
Medical Instruments — 0.8%
Boston Scientific Corp.†	27,944	494,609
CONMED Corp.	1,850	107,800
NuVasive, Inc.†	1,825	86,469
SurModics, Inc.†	5,875	137,592
Thoratec Corp.†	3,825	170,480
		996,950
Medical Labs & Testing Services — 0.0%
Invitae Corp.†	3,050	45,384
Teladoc, Inc.†	800	15,200
		60,584
Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	925	35,686
Medical Products — 0.2%
Accuray, Inc.†	6,100	41,114
Glaukos Corp.†	100	2,898
Orthofix International NV†	2,100	69,552
Wright Medical Group, Inc.†	4,450	116,857
		230,421
Medical-Biomedical/Gene — 3.4%
Aduro Biotech, Inc.†	350	10,616
Amgen, Inc.	7,083	1,087,382
Applied Genetic Technologies Corp.†	200	3,068
Ardelyx, Inc.†	675	10,780
Atara Biotherapeutics, Inc.†	1,175	61,993
Avalanche Biotechnologies, Inc.†	1,025	16,646
Bellicum Pharmaceuticals, Inc.†	1,850	39,349
Biogen, Inc.†	3,003	1,213,032
Blueprint Medicines Corp.†	575	15,232
Celgene Corp.†	8,465	979,697
ChemoCentryx, Inc.†	1,800	14,814
Coherus Biosciences, Inc.†	1,775	51,297
Karyopharm Therapeutics, Inc.†	1,200	32,652
Kite Pharma, Inc.†	250	15,243
MacroGenics, Inc.†	1,500	56,955
Merrimack Pharmaceuticals, Inc.†	2,975	36,786
Nivalis Therapeutics, Inc.†	2,225	33,709
Prothena Corp. PLC†	1,700	89,539
PTC Therapeutics, Inc.†	1,450	69,788
Regeneron Pharmaceuticals, Inc.†	1,006	513,191
Sage Therapeutics, Inc.†	100	7,300
Spark Therapeutics, Inc.†	850	51,229
Tokai Pharmaceuticals, Inc.†	1,825	24,272
Trius Therapeutics, Inc. CVR†(1)(2)	6,700	0
Ultragenyx Pharmaceutical, Inc.†	225	23,038
Versartis, Inc.†	1,300	19,786
XOMA Corp.†	10,325	40,061
ZIOPHARM Oncology, Inc.†	44	528
		4,517,983
Medical-Drugs — 3.8%
AbbVie, Inc.	11,167	750,311
ACADIA Pharmaceuticals, Inc.†	2,825	118,311
Adamas Pharmaceuticals, Inc.†	1,050	27,531
Anacor Pharmaceuticals, Inc.†	1,125	87,109

4

Bristol-Myers Squibb Co.	10,468	696,541
Chimerix, Inc.†	900	41,580
Dicerna Pharmaceuticals, Inc.†	525	7,324
Eli Lilly & Co.	10,390	867,461
Endo International PLC†	7,838	624,297
FibroGen, Inc.†	1,875	44,062
Immune Design Corp.†	1,700	35,105
Infinity Pharmaceuticals, Inc.†	4,550	49,822
Ironwood Pharmaceuticals, Inc.†	19,866	239,584
Lannett Co., Inc.†	850	50,524
Mallinckrodt PLC†	5,865	690,428
Ophthotech Corp.†	1,000	52,060
Pacira Pharmaceuticals, Inc.†	5,982	423,047
Prestige Brands Holdings, Inc.†	2,275	105,196
Synergy Pharmaceuticals, Inc.†	6,475	53,742
ZS Pharma Inc†	225	11,788
		4,975,823
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	1,800	31,644
Medical-HMO — 0.2%
Centene Corp.†	2,600	209,040
Molina Healthcare, Inc.†	800	56,240
		265,280
Medical-Hospitals — 0.4%
Select Medical Holdings Corp.	2,475	40,095
Universal Health Services, Inc., Class B	3,138	445,910
		486,005
Metal Processors & Fabrication — 0.3%
Rexnord Corp.†	16,508	394,706
Metal-Aluminum — 0.0%
Century Aluminum Co.†	2,850	29,726
MRI/Medical Diagnostic Imaging — 0.2%
Alliance HealthCare Services, Inc.†	1,000	18,690
Surgical Care Affiliates, Inc.†	5,050	193,819
		212,509
Multimedia — 1.3%
Twenty-First Century Fox, Inc., Class A	20,157	656,010
Walt Disney Co.	9,196	1,049,631
		1,705,641
Networking Products — 0.1%
Arista Networks, Inc.†	350	28,609
Polycom, Inc.†	14,650	167,596
		196,205
Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	16,774	130,334
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.	2,359	184,144
Bill Barrett Corp.†	16,750	143,882
Isramco, Inc.†	75	10,352
Penn Virginia Corp.†	9,125	39,967
Rex Energy Corp.†	6,475	36,195
Stone Energy Corp.†	3,100	39,029
Unit Corp.†	2,050	55,596
VAALCO Energy, Inc.†	625	1,338
		510,503
Oil Field Machinery & Equipment — 0.0%
Mitcham Industries, Inc.†	171	716
Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	300	13,380
Alon USA Energy, Inc.	1,400	26,460
Phillips 66	1,944	156,609
Western Refining, Inc.	650	28,353
		224,802
Oil-Field Services — 0.4%
Baker Hughes, Inc.	3,063	188,987
Basic Energy Services, Inc.†	2,250	16,988
Exterran Holdings, Inc.	500	16,325
Gulfmark Offshore, Inc., Class A	5,425	62,930
Key Energy Services, Inc.†	14,200	25,560
Pioneer Energy Services Corp.†	4,375	27,737
SEACOR Holdings, Inc.†	1,800	127,692
		466,219
Paper & Related Products — 0.0%
Domtar Corp.	675	27,945
Pharmacy Services — 0.6%
Express Scripts Holding Co.†	8,609	765,684
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	900	41,454
Poultry — 0.1%
Pilgrim’s Pride Corp.	2,825	64,890
Sanderson Farms, Inc.	750	56,370
		121,260
Printing-Commercial — 0.1%
Deluxe Corp.	1,800	111,600
Ennis, Inc.	4,050	75,289
		186,889
Protection/Safety — 0.0%
Landauer, Inc.	1,200	42,768
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	3,900	98,280
Racetracks — 0.0%
Speedway Motorsports, Inc.	1,475	33,409
Real Estate Investment Trusts — 2.2%
American Assets Trust, Inc.	1,625	63,716
American Tower Corp.	9,022	841,662
Anworth Mtg. Asset Corp.	4,875	24,034
Armada Hoffler Properties, Inc.	225	2,248
Ashford Hospitality Prime, Inc.	180	2,704
Ashford Hospitality Trust, Inc.	700	5,922
Associated Estates Realty Corp.	350	10,021
BioMed Realty Trust, Inc.	900	17,406
Capstead Mtg. Corp.	12,750	141,525
CBL & Associates Properties, Inc.	1,775	28,755
Chambers Street Properties	2,150	17,093
CoreSite Realty Corp.	5,300	240,832
Cousins Properties, Inc.	450	4,671

5

CYS Investments, Inc.	24,550	189,771
DCT Industrial Trust, Inc.	818	25,718
DiamondRock Hospitality Co.	1,700	21,777
EastGroup Properties, Inc.	950	53,418
EPR Properties	1,025	56,149
Equity LifeStyle Properties, Inc.	625	32,863
FelCor Lodging Trust, Inc.	1,625	16,055
First Industrial Realty Trust, Inc.	850	15,921
Franklin Street Properties Corp.	1,500	16,965
Gladstone Commercial Corp.	350	5,796
Home Properties, Inc.	975	71,224
Hospitality Properties Trust	1,775	51,155
Lexington Realty Trust	9,375	79,500
LTC Properties, Inc.	2,775	115,440
National Retail Properties, Inc.	650	22,757
Pennsylvania Real Estate Investment Trust	1,725	36,811
Post Properties, Inc.	925	50,292
Potlatch Corp.	3,175	112,141
PS Business Parks, Inc.	300	21,645
RAIT Financial Trust	825	5,041
Ramco-Gershenson Properties Trust	3,200	52,224
Saul Centers, Inc.	850	41,811
Simon Property Group, Inc.	1,264	218,697
Strategic Hotels & Resorts, Inc.†	8,200	99,384
Summit Hotel Properties, Inc.	550	7,156
Taubman Centers, Inc.	575	39,962
		2,860,262
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,553	265,563
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	2,225	87,665
Forestar Group, Inc.†	7,525	99,029
St. Joe Co.†	350	5,435
		192,129
Recreational Centers — 0.0%
Steiner Leisure, Ltd.†	525	28,235
Recreational Vehicles — 0.3%
Polaris Industries, Inc.	2,403	355,908
Research & Development — 0.1%
Arrowhead Research Corp.†	7,775	55,591
PAREXEL International Corp.†	1,700	109,327
		164,918
Respiratory Products — 0.0%
Inogen, Inc.†	575	25,645
Retail-Apparel/Shoe — 0.3%
ANN, Inc.†	450	21,731
Children’s Place, Inc.	4,775	312,333
Guess?, Inc.	1,250	23,962
		358,026
Retail-Appliances — 0.0%
hhgregg, Inc.†	1,531	5,114
Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc.	3,366	536,170
AutoZone, Inc.†	392	261,425
		797,595
Retail-Building Products — 0.6%
Lowe’s Cos., Inc.	12,509	837,728
Retail-Catalog Shopping — 0.3%
MSC Industrial Direct Co., Inc., Class A	5,210	363,502
Retail-Discount — 0.2%
Big Lots, Inc.	1,200	53,988
Dollar Tree, Inc.†	3,443	271,963
		325,951
Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,968	356,882
Retail-Hair Salons — 0.2%
Regis Corp.†	12,825	202,122
Retail-Leisure Products — 0.0%
Party City Holdco, Inc.†	450	9,122
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	1,390	114,355
Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	8,396	555,563
Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	1,800	189,342
Retail-Restaurants — 1.6%
Bob Evans Farms, Inc.	1,225	62,536
Bojangles’, Inc.†	200	4,772
Chipotle Mexican Grill, Inc.†	683	413,208
Dave & Buster’s Entertainment, Inc.†	975	35,188
DineEquity, Inc.	150	14,864
Dunkin’ Brands Group, Inc.	5,813	319,715
Fogo De Chao, Inc.†	400	9,264
Jack in the Box, Inc.	2,225	196,156
Red Robin Gourmet Burgers, Inc.†	175	15,019
Ruby Tuesday, Inc.†	4,750	29,782
Sonic Corp.	6,650	191,520
Starbucks Corp.	15,965	855,963
Wingstop Inc†	450	12,780
		2,160,767
Retail-Video Rentals — 0.2%
Outerwall, Inc.	3,925	298,732
Retail-Vitamins & Nutrition Supplements — 0.0%
Flex Pharma, Inc.†	1,050	18,060
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	6,575	222,432
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,800	34,200
Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp.	425	5,861
BankFinancial Corp.	325	3,829
Beneficial Bancorp, Inc.†	1,167	14,576
Capitol Federal Financial, Inc.	350	4,214
Charter Financial Corp.	1,750	21,717
Flushing Financial Corp.	1,425	29,939
Northfield Bancorp, Inc.	14,200	213,710

6

OceanFirst Financial Corp.	1,125	20,981
		314,827
Schools — 0.1%
K12, Inc.†	1,600	20,240
Strayer Education, Inc.†	3,425	147,617
		167,857
Semiconductor Components-Integrated Circuits — 0.5%
Atmel Corp.	26,516	261,315
Integrated Device Technology, Inc.†	5,450	118,265
QUALCOMM, Inc.	4,516	282,837
		662,417
Semiconductor Equipment — 0.2%
Brooks Automation, Inc.	4,914	56,265
Cohu, Inc.	2,350	31,090
KLA-Tencor Corp.	2,694	151,430
Ultra Clean Holdings, Inc.†	10,694	66,624
		305,409
Steel-Producers — 0.1%
Worthington Industries, Inc.	3,800	114,228
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	16,625	113,549
Telecom Services — 0.2%
EarthLink Holdings Corp.	18,800	140,812
FairPoint Communications, Inc.†	1,875	34,163
Premiere Global Services, Inc.†	2,375	24,439
Vonage Holdings Corp.†	15,250	74,877
		274,291
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	8,870	270,624
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	14,300	54,626
Windstream Holdings, Inc.	4,800	30,624
		85,250
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(3)	4	2,563
Sinclair Broadcast Group, Inc., Class A	4,775	133,270
		135,833
Textile-Apparel — 0.0%
Unifi, Inc.†	1,300	43,550
Therapeutics — 0.2%
aTyr Pharma, Inc.†	1,675	31,021
Axovant Sciences, Ltd.†	1,050	21,399
Cara Therapeutics, Inc.†	850	10,327
Mirati Therapeutics, Inc.†	1,575	49,565
Neurocrine Biosciences, Inc.†	1,975	94,326
Seres Therapeutics, Inc.†	200	8,300
Xencor, Inc.†	2,700	59,319
Zafgen Inc†	250	8,658
		282,915
Tobacco — 0.4%
Altria Group, Inc.	10,033	490,714
Universal Corp.	875	50,155
		540,869
Toys — 0.1%
Mattel, Inc.	7,485	192,290
Transactional Software — 0.3%
ACI Worldwide, Inc.†	3,175	78,010
Solera Holdings, Inc.	5,909	263,305
		341,315
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	1,250	68,700
Transport-Rail — 0.7%
Kansas City Southern	3,173	289,377
Union Pacific Corp.	6,726	641,459
		930,836
Transport-Services — 0.2%
Matson, Inc.	5,325	223,863
Transport-Truck — 0.2%
ArcBest Corp.	1,950	62,010
P.A.M. Transportation Services, Inc.†	425	24,671
Swift Transportation Co.†	2,050	46,474
USA Truck, Inc.†	3,950	83,858
		217,013
Veterinary Diagnostics — 0.0%
Phibro Animal Health Corp., Class A	725	28,232
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	300	16,527
USANA Health Sciences, Inc.†	925	126,410
		142,937
Water — 0.1%
American States Water Co.	3,700	138,343
Web Portals/ISP — 1.6%
Blucora, Inc.†	5,875	94,881
Google, Inc., Class C†	3,817	1,986,787
		2,081,668
Wireless Equipment — 0.5%
InterDigital, Inc.	4,500	256,005
Motorola Solutions, Inc.	5,987	343,294
Ubiquiti Networks, Inc.	3,450	110,107
		709,406
Total Common Stocks (cost $63,517,583)		75,438,062
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(4)	$200,000	223,249
Banco do Brasil SA VRS 6.25% due 04/15/2024(4)	200,000	140,750
Banco Santander SABanco Santander SA VRS 6.25% due 03/12/2019(4)	100,000	109,255
		473,254

7

Building Societies — 0.1%
Nationwide Building Society VRS 6.88% due 06/20/2019(4)	100,000	155,161
Diversified Banking Institutions — 0.5%
Barclays PLC FRS 8.25% due 12/15/2018(4)	200,000	211,192
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(4)	200,000	229,659
Societe Generale SA VRS 8.25% due 11/29/2018(4)	200,000	209,710
		650,561
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(2)	8,000	1
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	30,000	33,713
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	125,000	185,937
Total Preferred Securities/Capital Securities (cost $1,635,412)		1,498,627
ASSET BACKED SECURITIES — 12.2%
Diversified Financial Services — 12.2%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	8,000	8,001
AMMC CLO FRS Series 2014-14A, Class A1L 1.73% due 07/27/2026*(5)	250,000	249,775
Apidos CLO XX FRS Series 2015-20A, Class A1 1.77% due 01/16/2027*(5)	250,000	250,150
ARES XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.13% due 04/20/2023*(5)	227,379	226,765
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.76% due 10/25/2034	13,556	12,672
Atrium Corp. FRS Series 11-A, Class B 2.43% due 10/23/2025*(5)	250,000	249,825
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.92% due 05/10/2045(6)	70,000	71,164
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.94% due 02/10/2051(6)	94,629	101,519
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	200,000	198,968
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.49% due 02/25/2036(7)	179,828	159,223
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	70,000	74,620
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.90% due 06/11/2040(6)	45,000	47,744
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	15,400	15,426
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	11,000	11,024
Carlyle Global Market Strategies FRS Series 2015-2A,Class A1 1.74% due 04/27/2027*(5)	250,000	250,025
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.40% due 07/15/2025*(5)	250,000	247,100
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 2.70% due 10/15/2026*(5)	250,000	251,300
Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.76% due 01/25/2026*(5)	250,000	249,925
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 1.77% due 04/17/2026*(5)	250,000	250,700
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.76% due 05/24/2026*(5)	250,000	249,550
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	65,000	68,893
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	125,000	133,601
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.35% due 12/10/2049(6)	32,110	34,621
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(7)	96,937	92,203
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	135,000	140,662

8

Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.48% due 01/15/2046(6)	66,124	66,608
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	101,348	109,108
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.24% due 12/10/2049(6)	100,798	106,773
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	105,000	106,214
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	85,000	87,312
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(6)	140,000	146,094
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	65,000	68,640
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	60,000	63,403
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	50,000	53,001
Commercial Mtg. Trust Series 2013-CR12, Class A4 4.05% due 10/10/2046(6)	65,000	69,460
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	165,000	175,438
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(6)	45,000	48,918
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(6)	40,226	41,174
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.36% due 01/25/2037(7)	89,794	85,779
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	12,402	12,559
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	75,923	71,068
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	3,647	3,490
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	4,486	4,484
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	40,664	42,005
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.05% due 06/15/2057(6)(8)	1,046,100	64,965
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	74,401	76,799
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	85,000	84,990
Dryden 33 Senior Loan Fund FRS Series 2014-33A, Class A 1.76% due 07/15/2026*(5)	250,000	250,025
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.63% due 04/18/2026*(5)	250,000	249,150
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(7)	163,019	157,190
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	35,000	35,050
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	115,000	114,913
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	20,000	20,076
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	155,000	155,138
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,004
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	40,000	40,129
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	12,000	12,024
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 1.81% due 01/24/2027*(5)	250,000	249,500
Gramercy Park CLO, Ltd. FRS Series 2012-1AR, Class A1R 1.57% due 07/17/2023*(5)	250,000	249,900
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	95,187	100,073

9

GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	110,000	108,490
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,000	34,640
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(6)	90,000	93,305
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	100,000	104,535
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	60,000	63,474
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	85,000	85,482
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.29% due 03/25/2037	226,854	121,152
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.56% due 04/25/2036(7)	14,315	12,120
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.67% due 04/25/2035(7)	55,130	52,213
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.70% due 01/25/2036(7)	67,276	62,248
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.71% due 03/25/2047(7)	42,172	36,463
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	135,000	133,090
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	160,000	158,987
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.72% due 05/25/2035(7)	88,715	81,561
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	99,851	103,601
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	95,000	101,797
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	158,161	165,131
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(6)	94,751	100,540
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	80,005	86,478
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	55,000	56,999
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	30,000	32,354
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	44,832	47,358
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	91,644	96,526
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(6)	99,765	102,531
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(6)	122,953	133,555
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 1.78% due 04/18/2026*(5)	250,000	249,900
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.78% due 07/20/2026*(5)	250,000	249,950
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(5)	250,000	249,450
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.46% due 02/25/2035(7)	75,425	75,819
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.55% due 12/25/2034(7)	46,750	46,197
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.87% due 05/12/2039(6)	95,000	97,009
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	114,751	119,605
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	50,092	53,365
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(6)	69,109	73,604
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.31% due 12/15/2047(6)(8)	294,114	20,853

10

Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	110,000	113,709
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	20,000	21,219
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(6)	100,000	103,108
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(6)	131,011	136,274
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	95,000	100,467
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	62,088	66,632
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.46% due 01/11/2043(6)	49,109	54,010
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	56,985	52,051
MortgageIT Trust FRS Series 2005-4, Class A1 0.46% due 10/25/2035(7)	224,499	204,559
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.75% due 08/04/2025*(5)	250,000	249,875
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.57% due 06/25/2036(7)	145,521	111,433
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(7)	18,294	17,998
Oaktree EIF II Series A1, Ltd. FRS Series BH3-B1A, Class A 1.91% due 02/15/2026*(5)	250,000	250,100
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 1.80% due 04/17/2027*(5)	215,000	214,935
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 1.70% due 11/20/2023*(5)	200,000	199,940
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.28% due 02/25/2037	44,685	26,230
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.82% due 04/17/2026*(5)	250,000	249,975
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 1.73% due 04/30/2027*(5)	250,000	249,175
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.77% due 04/15/2027*(5)	250,000	251,225
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037	198,034	111,917
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.71% due 08/25/2035(7)	150,229	118,221
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(7)	3,717	3,829
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	85,000	85,428
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	30,000	30,040
Santander Drive Auto Receivables Trust Series 2015-2, Class B 1.83% due 01/15/2020	135,000	134,718
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	20,000	20,242
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	85,000	85,580
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.31% due 05/25/2037	109,740	77,177
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.44% due 02/20/2047(7)	106,817	92,490
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 1.79% due 04/15/2027*(5)	250,000	250,250
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.43% due 11/25/2036	160,000	110,400
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	96,917	97,517
Treman Park CLO LLC FRS Series 2015-1A, Class A 1.76% due 04/20/2027*(5)	250,000	250,125
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	70,000	70,656
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	11,344	11,349
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 1.76% due 04/18/2027*(5)	250,000	250,075

11

Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 2.68% due 10/14/2026*(5)	250,000	251,125
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(6)	49,114	49,377
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.20% due 11/25/2046(7)	126,223	113,634
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	50,000	52,146
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(7)	105,028	106,781
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(7)	3,684	3,690
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	150,031	150,670
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/2036(7)	69,434	64,370
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	125,000	125,262
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	75,000	77,483
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	110,000	116,754
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	110,000	117,548
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	50,111	53,756
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	35,000	37,597
Total Asset Backed Securities (cost $16,042,011)		16,076,414
U.S. CORPORATE BONDS & NOTES — 10.8%
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	20,000	19,750
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	55,000	51,462
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	105,000	103,709
		155,171
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	55,000	56,375
Auction Houses/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	65,000	63,700
Auto-Cars/Light Trucks — 0.3%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	17,000	17,014
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	10,987
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	100,000	122,118
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	50,000	50,124
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	105,000	107,223
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	121,361
		428,827
Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	55,000	57,200
Banks-Commercial — 0.3%
Capital One NA/Mclean VA Senior Notes 1.65% due 02/05/2018	250,000	248,083
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	90,000	93,825
		341,908
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	125,000	131,936
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	100,000	106,272
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	90,000	92,682

12

Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	50,000	49,233
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	95,000	95,400
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	95,000	104,337
		579,860
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	30,000	29,672
Broadcast Services/Program — 0.0%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	50,000	52,500
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	40,000	41,700
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	15,000	16,838
Building-Heavy Construction — 0.1%
SBA Tower Trust Sec. Notes 2.90% due 10/15/2044*	80,000	80,401
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	85,000	84,732
		165,133
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	56,100
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025*	25,000	25,125
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,337
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	60,000	60,600
		147,162
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	46,000	45,310
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	5,000	5,009
Comcast Corp. Company Guar. Notes 3.38% due 08/15/2025	115,000	113,483
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	55,000	53,714
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	80,000	81,211
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	100,000	96,105
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	49,821
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	25,000	25,330
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	25,000	27,072
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,700
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	20,000	19,600
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	62,550
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	35,000	28,550
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	25,000	24,203
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	45,000	50,173
		685,831
Cellular Telecom — 0.1%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	20,000	22,585
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	40,000	37,104
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	30,000	30,900

13

T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,293
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	70,000	72,800
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	10,000	10,375
		183,057
Coal — 0.0%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	99,000	33,660
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	25,000	24,438
Computers — 0.2%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	125,000	105,940
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	80,000	84,914
		190,854
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	45,000	46,238
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,125
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,094
Diversified Banking Institutions — 1.9%
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	50,000	48,159
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	60,000	61,054
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	75,000	73,072
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	41,156
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	50,000	49,880
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	150,000	146,673
Citigroup, Inc. Notes 4.40% due 06/10/2025	50,000	49,814
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	120,000	129,696
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	50,000	54,999
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	55,000	66,613
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	30,000	36,591
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	126,901
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	105,000	104,474
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	19,396
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	65,000	62,707
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	27,000	30,065
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	20,280
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	53,260
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	50,000	56,420
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	46,000	53,956
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	170,000	170,181
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	15,896
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	42,770
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	32,112
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,006

14

JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	130,000	138,640
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	30,000	34,369
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	150,000	168,123
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	55,000	62,132
Morgan Stanley Senior Notes 1.88% due 01/05/2018	200,000	200,531
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	60,000	56,573
Morgan Stanley Senior Notes 4.30% due 01/27/2045	80,000	74,752
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	63,000	61,732
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	15,000	15,956
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	140,257
		2,516,196
Diversified Financial Services — 0.2%
General Electric Capital Corp. Company Guar. Notes 1.50% due 07/12/2016	22,000	22,165
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	55,000	62,716
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	132,000	157,876
		242,757
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	15,000	14,663
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	8,000	8,300
Electric-Integrated — 0.4%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,820
AES Corp. Senior Notes 5.50% due 03/15/2024	30,000	28,875
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	57,750
DPL, Inc. Senior Notes 7.25% due 10/15/2021	30,000	31,650
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	190,000	190,708
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	25,000	24,792
Entergy Corp. Senior Notes 3.63% due 09/15/2015	85,000	85,332
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,290
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	5,000	5,231
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	8,000	8,157
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	63,041
		548,646
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 05/15/2022	150,000	145,651
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	115,000	120,463
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.50% due 01/15/2019	15,000	15,294
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,550
SLM Corp. Senior Notes 8.45% due 06/15/2018	95,000	105,574
		131,418
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	45,313
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	1,087

15

Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	15,000	2
		46,403
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	100,000	101,438
Food-Misc./Diversified — 0.2%
HJ Heinz Co. Senior Notes 2.00% due 07/02/2018*	225,000	224,929
HJ Heinz Co. Senior Notes 2.80% due 07/02/2020*	65,000	65,050
		289,979
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	65,000	65,650
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	11,000	11,110
Sysco Corp. Company Guar. Notes 4.35% due 10/02/2034	5,000	5,050
		81,810
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,950
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	60,900
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,115
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	4,000	4,230
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	6,000	6,090
		12,435
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	40,000	40,719
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	30,000	29,631
		70,350
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	5,000	5,081
Insurance-Multi-line — 0.1%
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	90,000	134,705
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 5.38% due 12/01/2041*	15,000	16,322
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	65,000	97,425
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	18,000	18,183
		131,930
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,000
Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020*	130,000	130,217
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022*	25,000	25,112
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	50,000	49,616
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045*	40,000	40,494
		245,439
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	40,000	39,436
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	23,000	23,078
		62,514
Medical Products — 0.1%
Zimmer Holdings, Inc. Senior Notes 1.45% due 04/01/2017	125,000	125,042

16

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	75,000	71,567
Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	85,000	85,078
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	75,000	74,779
AbbVie, Inc. Senior Notes 2.50% due 05/14/2020	15,000	14,846
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	40,000	39,132
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	65,000	63,621
Merck & Co., Inc. FRS Senior Notes 0.65% due 02/10/2020	175,000	174,084
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	10,000	10,050
		461,590
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	21,000	21,876
Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,013
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	15,000	15,600
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,089
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	25,000	22,852
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	50,000	48,872
		126,426
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	20,375
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	35,000	35,263
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,438
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,625
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	35,000	39,112
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	9,000	9,141
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	110,000	117,287
		237,241
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	25,000	25,042
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	115,000	113,088
McKesson Corp. Senior Notes 1.40% due 03/15/2018	75,000	74,184
		212,314
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	15,000	12,523
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	80,000	78,558
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	20,000	17,357
Southern Copper Corp. Senior Notes 5.88% due 04/23/2045	35,000	33,292
		141,730
Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	75,000	87,044
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	97,525
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	105,000	125,271
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	100,000	124,312
		434,152

17

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 2.90% due 09/15/2022	100,000	98,297
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	28,847
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	15,000	14,494
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	25,000	24,516
Hess Corp. Senior Notes 5.60% due 02/15/2041	20,000	20,484
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	60,000	72,337
SM Energy Co. Senior Notes 6.13% due 11/15/2022*	10,000	10,277
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,606
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,875
		185,436
Oil Companies-Integrated — 0.2%
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	65,000	64,953
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	55,000	54,425
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	25,000	24,727
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	55,000	54,558
		198,663
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	5,000	5,025
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,790
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	25,000	24,500
		28,290
Pipelines — 0.6%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	15,000	15,600
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,802
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	100,000	112,750
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	85,000	80,495
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	125,000	122,502
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	50,000	46,284
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	25,000	24,972
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	60,000	52,027
MarkWest Energy Partners LP Company Guar. Notes 4.88% due 06/01/2025	10,000	9,775
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	6,000	5,880
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	10,000	9,775
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	35,000	33,986
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	15,000	15,563
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	25,000	25,875
Williams Partners LP Senior Notes 3.60% due 03/15/2022	125,000	121,369
Williams Partners LP Senior Notes 4.30% due 03/04/2024	75,000	73,764
		756,419

18

Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	105,000	107,448
American Tower Corp. Senior Notes 3.45% due 09/15/2021	70,000	69,663
Duke Realty LP Senior Notes 3.75% due 12/01/2024	25,000	24,840
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	60,000	60,600
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	5,000	5,000
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,130
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,581
HCP, Inc. Senior Notes 6.00% due 01/30/2017	65,000	69,339
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	50,000	51,914
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	100,000	109,386
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	120,000	122,043
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,150
Liberty Property LP Senior Notes 4.13% due 06/15/2022	20,000	20,364
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	25,932
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	61,000	66,097
		794,487
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	75,000	76,611
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	30,559
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	15,000	14,709
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	19,325
		64,593
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	25,000	24,875
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	55,000	53,407
Retail-Discount — 0.0%
Family Tree Escrow LLC Senior Sec. Notes 5.75% due 03/01/2023*	10,000	10,450
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	8,864	9,963
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	11,910	13,667
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	113,824	135,242
		158,872
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	60,000	62,700
Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	43,000	47,303
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	8,000	7,845
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	6,000	5,722
		13,567
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	13,000	11,765
ADT Corp. Senior Notes 6.25% due 10/15/2021	130,000	136,500
		148,265

19

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	100,000	97,448
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	48,000	50,880
Steel-Producers — 0.2%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	100,000	100,112
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,020
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	10,000	10,000
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	35,000	35,000
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	60,000	62,700
		217,832
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,200
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	50,000	48,278
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	22,982
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	55,000	50,049
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	66,000	65,852
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036*	109,000	98,325
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	41,659
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048*	33,000	28,991
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*	155,000	134,843
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	59,000	55,219
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	39,000	35,786
		581,984
Television — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	70,000	72,100
Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	135,000	136,742
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	35,000	35,061
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	50,000	50,350
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,952
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,093
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	95,000	100,388
		160,783
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,213
Total U.S. Corporate Bonds & Notes (cost $14,293,125)		14,302,562
FOREIGN CORPORATE BONDS & NOTES — 2.5%
Banks-Commercial — 0.7%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	300,000	326,412
BPCE SA Sub. Notes 5.15% due 07/21/2024*	220,000	223,512
Credit Suisse Sub. Notes 5.40% due 01/14/2020	107,000	118,306
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	204,271
		872,501

20

Banks-Special Purpose — 0.2%
Export-Import Bank of India Senior Notes 2.75% due 08/12/2020	200,000	195,510
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	30,000	30,375
Diversified Banking Institutions — 0.2%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	33,000	32,779
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	124,165
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	6,000	6,017
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000	13,822
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	32,303
		209,086
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	46,000	32,257
E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024	200,000	192,845
Electric-Integrated — 0.2%
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/2021*	200,000	196,000
Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 5.63% due 01/15/2023*	10,000	9,900
Finance-Leasing Companies — 0.0%
Aircastle Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,103
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,251
		8,354
Investment Management/Advisor Services — 0.0%
Intercorp Peru, Ltd. Senior Notes 5.88% due 02/12/2025*	30,000	30,102
Medical-Generic Drugs — 0.4%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	225,000	226,188
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	140,000	140,317
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	120,000	117,879
		484,384
Oil Companies-Exploration & Production — 0.1%
EnCana Corp. Senior Notes 6.50% due 05/15/2019	85,000	96,500
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	30,000	27,675
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	5,550
Nexen, Inc. Senior Notes 5.88% due 03/10/2035	5,000	5,525
Nexen, Inc. Senior Notes 6.40% due 05/15/2037	40,000	47,927
		183,177
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	40,000	40,281
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	45,000	42,499
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	60,000	52,950
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	60,000	52,544
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	80,000	73,600
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	5,000	5,168
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	50,000	46,455
		313,497
Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	25,000	24,187

21

Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*	200,000	197,712
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	15,000	14,606
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	9,969
ArcelorMittal Senior Notes 7.00% due 02/25/2022	2,000	2,155
		12,124
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	75,000	105,520
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	55,000	55,312
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000	33,496
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	125,000	120,057
		153,553
Total Foreign Corporate Bonds & Notes (cost $3,341,569)		3,321,002
MUNICIPAL BONDS & NOTES — 0.6%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	70,000	80,629
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	5,000	5,761
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	69,938
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	14,000	15,195
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000	9,813
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	175,000	68,700
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	85,000	33,368
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	86,734
State of California General Obligation Bonds 6.20% due 10/01/2019	75,000	87,389
State of California General Obligation Bonds 7.63% due 03/01/2040	75,000	109,847
State of California General Obligation Bonds 7.35% due 11/01/2039	10,000	14,038
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	55,000	58,847
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	20,000	18,639
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	75,000	79,389
Total Municipal Bonds & Notes (cost $733,330)		738,287
U.S. GOVERNMENT AGENCIES — 16.1%
Federal Home Loan Mtg. Corp. — 2.2%
1.89% due 02/01/2037 FRS	4,170	4,391
2.50% due 01/01/2028	8,040	8,214
2.50% due 04/01/2028	27,323	27,914
3.00% due 08/01/2027	12,995	13,477
3.00% due 10/01/2042	20,535	20,479
3.00% due 11/01/2042	15,754	15,710
3.00% due 02/01/2043	43,282	43,154
3.00% due 08/01/2043	192,511	191,842
3.00% due July 30 TBA	300,000	298,207
3.50% due 03/01/2042	9,874	10,183
3.50% due 08/01/2042	59,244	61,089
3.50% due 09/01/2043	44,724	46,162
3.50% due July 30 TBA	1,400,000	1,440,250
4.00% due 03/01/2023	12,377	12,967

22

4.00% due 10/01/2043	51,085	54,074
4.50% due 01/01/2039	2,352	2,539
5.00% due 05/01/2020	139,301	146,973
5.00% due 05/01/2034	31,501	34,985
5.50% due 07/01/2034	8,875	9,989
5.50% due 05/01/2037	4,630	5,183
6.00% due 08/01/2026	28,960	32,761
6.50% due 05/01/2029	2,045	2,347
6.50% due 05/01/2036	262	300
7.50% due 08/01/2023	98	107
7.50% due 08/01/2025	1,457	1,468
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(7)	7,113	7,170
Series 1577, Class PK
6.50% due 09/15/2023(7)	6,471	7,108
Series 1226, Class Z
7.75% due 03/15/2022(7)	588	631
Freddie Mac Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.83% due 03/25/2045*(6)	100,000	101,316
Series 2014-K503, Class B
3.08% due 10/25/2047*(6)	70,000	70,496
Series 2012-K706, Class B
4.17% due 11/25/2044*(6)	60,000	62,931
Series 2010-K8, Class B
5.24% due 09252043*(6)	80,000	88,927
		2,823,344
Federal National Mtg. Assoc. — 11.3%
2.13% due 05/01/2037 FRS	7,119	7,556
2.50% due July 15 TBA	100,000	101,211
2.50% due 02/01/2043	91,742	88,111
2.50% due 03/01/2043	182,581	175,373
2.64% due 03/01/2027	29,868	28,723
2.66% due 03/01/2027	205,000	195,525
2.78% due 03/01/2027	63,000	60,964
2.97% due 06/01/2027	110,000	108,284
2.97% due 06/01/2030	124,000	117,943
3.00% due 10/01/2040 FRS	7,403	7,886
3.00% due 12/01/2027	14,781	15,325
3.00% due 01/01/2028	22,114	22,966
3.00% due July 15 TBA	600,000	621,605
3.00% due July 30 TBA	700,000	697,389
3.50% due 08/01/2026	29,540	31,230
3.50% due 09/01/2026	17,694	18,716
3.50% due 10/01/2028	98,171	103,731
3.50% due July 30 TBA	6,700,000	6,904,664
4.00% due 11/01/2040	23,407	24,940
4.00% due 12/01/2040	60,407	64,345
4.00% due 11/01/2041	8,562	9,111
4.00% due 01/01/2042	22,173	23,579
4.00% due 11/01/2043	36,979	39,182
4.00% due 12/01/2043	17,624	18,841
4.00% due July 30 TBA	1,000,000	1,059,480
4.50% due 01/01/2039	6,088	6,584
4.50% due 06/01/2039	66,089	72,124
4.50% due 09/01/2039	14,609	15,821
4.50% due 05/01/2041	14,971	16,218
4.50% due July 30 TBA	1,100,000	1,189,203
4.83% due 11/01/2015	161,260	161,364
5.00% due 03/01/2018	2,905	3,041
5.00% due 06/01/2019	1,555	1,650
5.00% due 03/01/2020	6,143	6,588
5.00% due 05/01/2035	4,221	4,668
5.00% due 07/01/2040	86,497	95,564
5.00% due July 30 TBA	1,400,000	1,546,563
5.50% due 05/01/2020	26,506	27,967
5.50% due 06/01/2020	21,511	22,553
5.50% due 12/01/2029	4,033	4,521
5.50% due 06/01/2035	291,884	331,637
5.50% due 06/01/2036	112,778	127,217
5.50% due 08/01/2037	22,414	25,171
5.50% due 06/01/2038	19,859	22,475
6.00% due 06/01/2017	1,855	1,917
6.00% due 06/01/2021	65,289	69,565
6.00% due 12/01/2033	13,781	15,758
6.00% due 05/01/2034	11,392	13,012
6.00% due 08/01/2034	2,458	2,813
6.00% due 11/01/2038	3,839	4,363
6.00% due July 30 TBA	500,000	567,878
7.00% due 06/01/2037	28,544	32,869
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)	11,870	11,869
		14,947,653
Government National Mtg. Assoc. — 2.6%
3.50% due July 30 TBA	700,000	726,496
4.00% due 07/15/2041	51,771	55,210
4.00% due 08/15/2041	19,130	20,379
4.00% due 10/15/2041	41,947	44,739
4.00% due July 30 TBA	1,300,000	1,383,281
4.50% due 06/15/2041	1,087,833	1,183,056
6.00% due 11/15/2028	32,525	37,163
7.00% due 07/15/2033	14,239	16,926
8.50% due 11/15/2017	241	252
9.00% due 11/15/2021	194	223
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(7)	1,238	1,449
Series 2005-74, Class HC
7.50% due 09/16/2035(7)	7,836	9,094
		3,478,268
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	10,000	10,087
Total U.S. Government Agencies (cost $21,143,537)		21,259,352

23

U.S. GOVERNMENT TREASURIES — 2.2%
United States Treasury Bonds — 0.7%
2.50% due 02/15/2045		530,000	466,443
3.00% due 05/15/2045		285,000	279,300
4.38% due 11/15/2039(9)		99,200	122,016
			867,759
United States Treasury Notes — 1.5%
United States Treasury Notes TIPS 0.25% due 01/15/2025		2,037,674	1,998,671
Total U.S. Government Treasuries (cost $2,939,282)			2,866,430
FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Sovereign — 1.7%
Brazil Notas de Tesouro Nacional Bills zero coupon due 01/01/2016	BRL	195,000	58,578
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(10)	BRL	877,551	285,272
Dominican Republic Senior Notes 5.50% due 01/27/2025*		100,000	100,250
Federal Republic of Nigeria Bonds 12.15% due 07/18/2034	NGN	8,200,000	34,032
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		100,000	104,500
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		100,000	95,500
Government of Canada Senior Notes 0.88% due 02/14/2017		12,000	12,043
Government of Poland Bonds zero coupon due 07/25/2017	PLN	310,000	79,198
Government of Romania Bonds 5.85% due 04/26/2023	RON	130,000	36,225
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(10)	UYU	1,692,055	52,818
Oriental Republic of Uruguay Bonds 4.25% due 04/05/2027(10)	UYU	2,314,138	81,640
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(10)	UYU	596,317	21,192
Republic of Chile Bonds 3.00% due 01/01/2040(10)	CLP	24,982,960	47,607
Republic of Colombia Bonds 3.00% due 03/25/2033(10)	COP	130,106,808	42,882
Republic of Colombia Bonds 3.50% due 03/10/2021(10)	COP	93,854,826	35,693
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	15,100,000	28,887
Republic of Indonesia Senior Notes 7.88% due 04/15/2019	IDR	736,000,000	54,721
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	1,228,000,000	92,143
Republic of Montenegro Senior Notes 3.88% due 03/18/2020*	EUR	120,000	123,424
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	1,180,000	94,819
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	720,000	55,841
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	1,625,000	128,169
Republic of Turkey Bonds 2.50% due 05/04/2016(10)	TRY	211,142	78,112
Republic of Turkey Bonds 9.00% due 01/27/2016	TRY	140,000	51,976
Russian Federation Bonds 7.50% due 02/27/2019	RUB	2,585,000	42,135
United Mexican States FRS Bonds 3.00% due 05/28/2020	MXN	3,262,100	205,844
United Mexican States FRS Bonds 3.04% due 12/29/2016	MXN	1,890,000	120,074
United Mexican States Bonds 4.00% due 11/15/2040(10)	MXN	1,159,834	79,312
United Mexican States Senior Notes 4.75% due 03/08/2044		78,000	74,100
Total Foreign Government Obligations (cost $2,427,739)			2,316,987
OPTIONS - PURCHASED†(2)(11) — 0.0%
Call Options - Purchased	RUB	5,000,000	0
Call Options - Purchased	BRL	310,000	0
Call Options - Purchased	HKD	1,220,000	453
Call Options - Purchased	EUR	60,000	387
Total Options - Purchased (cost $5,689)			840
Total Long-Term Investment Securities (cost $126,079,277)			137,818,563

24

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2015 (cost $498,000)	$498,000	498,000
REPURCHASE AGREEMENTS — 7.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2015, to be repurchased 07/01/2015 in the amount of $621,000 collateralized by $665,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 11/02/2022 and having an approximate value of $676,308	621,000	621,000
Bank of America Securities LLC Joint Repurchase Agreement(13)	2,100,000	2,100,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	1,855,000	1,855,000
BNP Paribas SA Joint Repurchase Agreement(13)	1,855,000	1,855,000
Deutsche Bank AG Joint Repurchase Agreement(13)	2,120,000	2,120,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	1,855,000	1,855,000
Total Repurchase Agreements (cost $10,406,000)		10,406,000
TOTAL INVESTMENTS (cost $136,983,277)(14)	112.6%	148,722,563
Liabilities in excess of other assets	(12.6)	(16,685,841)
NET ASSETS	100.0%	$132,036,722

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2015, the aggregate value of these securities was $12,919,413 representing 9.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $3,020 representing 0.0% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2015, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
ION Media Networks, Inc.	04/09/2014	4	$0	$2,563	$640.67	0.00%

(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Loan Obligation
(6)	Commercial Mortgage Backed Security
(7)	Collateralized Mortgage Obligation
(8)	Interest Only
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	Options — Purchased.

Options-Purchased
	Expiration	Strike	Notional		Premiums	Value at	Appreciation
Issue	Month	Price	Amount		Paid	June 30, 2015	(Depreciation)
Call option to buy Brazlian Reals in exchange for U.S. dollars with Goldman Sachs International.	September 2015	$2.41	BRL	310,000	$2,297	$0	$(2,297)
Call option to buy Euro Dollars in exchange for U.S. dollars with Goldman Sachs International.	July 2015	1.12	EUR	50,000	867	315	(552)
Call option to buy Euro Dollars in exchange for U.S. dollars with Goldman Sachs International.	July 2015	1.13	EUR	10,000	183	72	(111)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International.	March 2016	7.75	HKD	1,220,000	533	453	(80)
Call option to buy Russian Rubles in exchange for U.S. dollars with Goldman Sachs International.	September 2015	36.97	RUB	5,000,000	1,809	0	(1,809)
					$5,689	$840	$(4,849)

(12)	Denominated in United States dollars unless otherwise indicated.
(13)	See Note 2 for details of Joint Repurchase Agreements.
(14)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CRC	— Costa Rican Colón
CVR	— Contingent Value Rights
EUR	— Euro Dollar
HKD	— Hong Kong Dollar
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NGN	— Nigerian Naira
PLN	— Polish Zloty

25

RON	— Romanian Leu
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
TRY	— Turkish Lira
UYU	— Uruguayan Peso
ZAR	— South African Rand
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2015	Unrealized Appreciation (Depreciation)
2	Long	Long Gilt	September 2015	$367,956	$363,682	$(4,274)
6	Long	Russell 2000 Mini Index	September 2015	767,197	750,240	(16,957)
10	Long	U.S. Treasury 2YR Notes	September 2015	2,183,174	2,189,375	6,201
24	Long	U.S. Treasury 5YR Notes	September 2015	2,862,759	2,862,187	(572)
72	Short	U.S. Treasury 10YR Notes	September 2015	9,064,075	9,084,375	(20,300)
11	Short	U.S. Long Bonds	September 2015	1,701,648	1,659,281	42,367
23	Long	U.S. Ultra Bonds	September 2015	3,658,617	3,543,437	(115,180)
						$(108,715)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	120,000	USD	129,009	03/15/2017	$—	$(7,259)
Bank of Montreal	TRY	147,000	USD	51,832	09/16/2015	—	(1,835)
Barclays Bank PLC	IDR	379,000,000	USD	26,256	05/18/2016	—	(105)
BNP Paribas SA	USD	80,132	NGN	14,544,000	10/08/2015	—	(13,439)
Citibank N.A.	CZK	1,380,000	USD	57,079	09/16/2015	602	—
	EUR	518,000	USD	580,957	07/31/2015	3,248	—
	EUR	40,000	USD	51,738	09/18/2015	7,095	—
	NGN	14,544,000	USD	63,789	10/08/2015	—	(2,903)
	USD	50,388	RSD	5,000,000	09/18/2015	—	(4,503)
	ZAR	3,781,000	USD	300,855	09/16/2015	—	(5,849)
						10,945	(13,255)
Commonwealth Bank of Australia	USD	44,949	EUR	40,000	09/18/2015	—	(306)
	USD	40,047	EUR	35,000	03/15/2017	—	(302)
						—	(608)
Deutsche Bank AG	GHS	89,000	USD	19,432	09/18/2015	26	—
	USD	108,698	MXN	1,677,000	09/17/2015	—	(2,576)
	USD	39,583	MYR	150,000	09/17/2015	122	—
						148	(2,576)
Goldman Sachs International	HKD	610,000	USD	78,667	03/03/2016	—	(24)
	IDR	1,011,133,000	USD	74,049	09/16/2015	—	(385)
	TRY	70,000	USD	24,973	07/20/2015	—	(1,003)
	USD	25,284	TRY	70,000	07/20/2015	691	—
	USD	52,249	TRY	147,000	09/16/2015	1,418	—
						2,109	(1,412)
HSBC Bank USA, N.A.	GBP	100,000	USD	157,168	07/31/2015	74	—
	MXN	780,000	USD	50,527	09/17/2015	1,168	—
	USD	49,894	UYU	1,365,000	09/16/2015	—	(438)
	USD	117,865	ZAR	1,480,000	09/16/2015	2,188	—
	USD	26,510	MYR	100,000	09/17/2015	—	(40)
	UYU	1,365,000	USD	49,448	09/16/2015	—	(9)
						3,430	(487)
JPMorgan Chase Bank	GHS	72,000	USD	15,686	09/18/2015	—	(13)
	IDR	248,054,000	USD	18,150	09/16/2015	—	(110)
	IDR	366,000,000	USD	25,285	05/18/2016	—	(172)
	RUB	1,310,000	USD	23,447	07/17/2015	—	(158)
	USD	21,499	KES	2,108,000	07/13/2015	—	(318)
	USD	23,927	RUB	1,310,000	07/17/2015	—	(322)
						—	(1,093)
Royal Bank of Canada	MXN	3,384,000	USD	217,071	09/17/2015	2,927	—
Standard Chartered Bank	CLP	15,500,000	USD	24,571	09/16/2015	496	—
	COP	59,200,000	USD	23,084	09/16/2015	547	—
	USD	54,143	KES	5,306,000	07/13/2015	—	(828)
						1,043	(828)
State Street Bank and Trust Co.	BRL	180,000	USD	56,318	07/02/2015	—	(1,577)
	CLP	15,500,000	USD	24,351	09/16/2015	275	—
	USD	11,195	EUR	10,000	07/31/2015	—	(43)
	USD	58,016	BRL	180,000	07/02/2015	—	(121)
	USD	10,687	CLP	6,800,000	09/16/2015	—	(125)
						275	(1,866)
UBS AG	BRL	180,000	USD	58,016	07/02/2015	121	—
	USD	57,545	BRL	180,000	07/02/2015	350	—
						471	—
Net Unrealized Appreciation (Depreciation)						$21,348	$(44,763)

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombina Peso

CZK — Czech Republic Koruna

EUR — Euro Dollar

GBP — Pound Sterling

GHS — Ghanaian Cedi

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

KES — Kenyan Shilling

MXN — Mexican Peso

MYR — Myalaysian Ringgit

NGN — Nigerian Naira

RSD — Serbian Dinar

RUB — Russian Ruble

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2015(2)	Notional Amount(3)	Value at June 30, 2015(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Russian Federation 7.50% due 03/31/2030	(1.00)%	12/20/2019	Goldman Sachs International	3.28%	$40,000	$3,683	$7,770	$(4,087)

(1)                                 If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)                                 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)                                 The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)                                 The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$4,517,983	$—	$0	$4,517,983
Television	133,270	—	2,563	135,833
Other Industries	70,784,246	—	—	70,784,246
Preferred Securities/Capital Securities	—	1,498,627	—	1,498,627
Asset Backed Securities	—	16,076,414	—	16,076,414
U.S. Corporate Bonds & Notes	—	14,302,562	—	14,302,562
Foreign Corporate Bonds & Notes	—	3,321,002	—	3,321,002
Municipal Bond & Notes	—	738,287	—	738,287
U.S. Government Agencies	—	21,259,352	—	21,259,352
U.S. Government Treasuries	—	2,866,430	—	2,866,430
Foreign Government Obligations	—	2,316,987	—	2,316,987
Options - Purchased	840	—	—	840
Short-Term Investment Securities	—	498,000	—	498,000
Repurchase Agreements	—	10,406,000	—	10,406,000
Total Investments at Value	$75,436,339	$73,283,661	$2,563	$148,722,563

Other Financial Instruments:+
Futures Contracts	$48,568	$—	$—	$48,568
Forward Foreign Currency Contracts	—	21,348	—	21,348
Total Other Financial Instruments	$48,568	$21,348	$—	$69,916

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$157,283	$—	$—	$157,283
Forward Foreign Currency Contracts	—	44,763	—	44,763
Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection	—	4,087	—	4,087
Total Other Financial Instruments	$157,283	$48,850	$—	$206,133

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

26

Seasons Series Trust Multi-Managed Income/Equity Portfolio
Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCKS — 31.4%
Aerospace/Defense-Equipment — 0.3%
United Technologies Corp.	2,203	$244,379
Airlines — 0.3%
United Continental Holdings, Inc.†	6,156	326,330
Apparel Manufacturers — 0.2%
Carter’s, Inc.	2,002	212,813
Applications Software — 0.3%
NetSuite, Inc.†	1,216	111,568
Salesforce.com, Inc.†	2,009	139,887
		251,455
Athletic Footwear — 0.4%
NIKE, Inc., Class B	3,308	357,330
Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Automotive PLC	2,803	238,507
Banks-Commercial — 0.1%
PacWest Bancorp	2,725	127,421
Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	3,217	300,275
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,289	129,132
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	10,253	616,615
Time Warner Cable, Inc.	1,140	203,114
		819,729
Casino Hotels — 0.1%
Las Vegas Sands Corp.	2,648	139,205
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	8,083	313,378
Chemicals-Diversified — 0.5%
LyondellBasell Industries NV, Class A	2,190	226,709
PPG Industries, Inc.	2,350	269,592
		496,301
Commercial Services-Finance — 0.5%
MasterCard, Inc., Class A	5,315	496,846
Computer Aided Design — 0.2%
ANSYS, Inc.†	2,138	195,071
Computer Services — 0.4%
Amdocs, Ltd.	5,461	298,116
IHS, Inc., Class A†	382	49,137
		347,253
Computers — 1.6%
Apple, Inc.	12,504	1,568,314
Computers-Memory Devices — 0.1%
EMC Corp.	3,713	97,986
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	5,810	307,407
Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	6,627	433,472
Estee Lauder Cos., Inc., Class A	4,201	364,059
		797,531
Diversified Manufacturing Operations — 0.7%
A.O. Smith Corp.	2,691	193,698
Colfax Corp.†	5,916	273,024
Dover Corp.	3,574	250,823
		717,545
E-Commerce/Products — 0.5%
Amazon.com, Inc.†	1,207	523,947
E-Commerce/Services — 0.3%
Priceline Group, Inc.†	271	312,021
Electronic Components-Misc. — 0.3%
TE Connectivity, Ltd.	5,085	326,965
Electronic Components-Semiconductors — 0.4%
Avago Technologies, Ltd.	1,403	186,501
Freescale Semiconductor, Ltd.†	4,658	186,180
		372,681
Electronic Connectors — 0.4%
Amphenol Corp., Class A	5,964	345,733
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	10,120	198,959
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	4,997	147,212
Enterprise Software/Service — 0.7%
Oracle Corp.	12,118	488,355
Tyler Technologies, Inc.†	622	80,474
Ultimate Software Group, Inc.†	790	129,829
		698,658
Finance-Credit Card — 0.7%
American Express Co.	2,660	206,735
Visa, Inc., Class A	7,211	484,219
		690,954
Finance-Investment Banker/Broker — 0.3%
E*TRADE Financial Corp.†	6,294	188,505
LPL Financial Holdings, Inc.	2,404	111,762
		300,267
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	623	139,309
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	10,368	117,988
Food-Confectionery — 0.4%
Hershey Co.	3,911	347,414
Food-Retail — 0.4%
Kroger Co.	5,507	399,313
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	6,873	248,115
Hotels/Motels — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	2,350	190,561
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	2,889	395,302
Instruments-Controls — 0.7%
Honeywell International, Inc.	2,632	268,385
Sensata Technologies Holding NV†	7,279	383,894
		652,279
Insurance Brokers — 0.2%
Aon PLC	2,259	225,177

1

Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	8,253	707,819
Internet Content-Information/News — 0.1%
LinkedIn Corp., Class A†	579	119,639
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	558	193,057
Machinery-General Industrial — 0.2%
Roper Technologies, Inc.	1,186	204,538
Medical Information Systems — 0.2%
athenahealth, Inc.†	1,591	182,297
Medical Instruments — 0.3%
Boston Scientific Corp.†	16,310	288,687
Medical-Biomedical/Gene — 2.3%
Amgen, Inc.	4,166	639,564
Biogen, Inc.†	1,761	711,339
Celgene Corp.†	4,918	569,185
Regeneron Pharmaceuticals, Inc.†	586	298,936
		2,219,024
Medical-Drugs — 2.5%
AbbVie, Inc.	6,433	432,233
Bristol-Myers Squibb Co.	6,030	401,236
Eli Lilly & Co.	5,986	499,771
Endo International PLC†	4,579	364,718
Ironwood Pharmaceuticals, Inc.†	11,533	139,088
Mallinckrodt PLC†	3,489	410,725
Pacira Pharmaceuticals, Inc.†	2,858	202,118
		2,449,889
Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	1,818	258,338
Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	8,891	212,584
Multimedia — 1.0%
Twenty-First Century Fox, Inc., Class A	11,776	383,250
Walt Disney Co.	5,307	605,741
		988,991
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	1,359	106,084
Oil Refining & Marketing — 0.1%
Phillips 66	1,120	90,227
Oil-Field Services — 0.1%
Baker Hughes, Inc.	1,764	108,839
Pharmacy Services — 0.5%
Express Scripts Holding Co.†	4,960	441,142
Real Estate Investment Trusts — 0.7%
American Tower Corp.	5,406	504,326
Lexington Realty Trust	5,430	46,046
Simon Property Group, Inc.	744	128,727
		679,099
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	915	156,465
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	1,391	206,021
Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc.	1,966	313,164
AutoZone, Inc.†	229	152,720
		465,884
Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	7,310	489,551
Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	2,795	195,007
Retail-Discount — 0.2%
Dollar Tree, Inc.†	2,005	158,375
Retail-Gardening Products — 0.2%
Tractor Supply Co.	2,353	211,629
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	815	67,050
Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	4,808	318,145
Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	400	241,996
Dunkin’ Brands Group, Inc.	3,389	186,395
Starbucks Corp.	9,147	490,416
		918,807
Semiconductor Components-Integrated Circuits — 0.3%
Atmel Corp.	15,501	152,762
QUALCOMM, Inc.	2,532	158,579
		311,341
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	1,575	88,531
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	5,186	158,225
Television — 0.0%
ION Media Networks, Inc.†(1)(2)(3)	10	6,407
Tobacco — 0.3%
Altria Group, Inc.	5,772	282,308
Toys — 0.1%
Mattel, Inc.	4,368	112,214
Transactional Software — 0.2%
Solera Holdings, Inc.	3,455	153,955
Transport-Rail — 0.6%
Kansas City Southern	1,913	174,466
Union Pacific Corp.	3,925	374,327
		548,793
Web Portals/ISP — 1.2%
Google, Inc., Class C†	2,203	1,146,683
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	3,489	200,059
Total Common Stocks (cost $26,631,628)		30,562,767
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.8%
Banks-Commercial — 0.6%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(4)	$200,000	223,249
Banco do Brasil SA VRS 6.25% due 04/15/2024(4)	200,000	140,750
Banco Santander SABanco Santander SA VRS 6.25% due 03/12/2019(4)	200,000	218,510
		582,509
Building Societies — 0.2%
Nationwide Building Society VRS 6.88% due 06/20/2019(4)	100,000	155,161
Diversified Banking Institutions — 0.7%
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(4)	200,000	229,659
Societe Generale SA VRS 8.25% due 11/29/2018(4)	200,000	209,710

2

UBS Group AG VRS 5.75% due 02/19/2022(4)	200,000	225,757
		665,126
Diversified Operations — 0.1%
Hutchison Whampoa Europe Finance, Ltd. VRS 3.75% due 05/10/2018(4)	100,000	113,157
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(2)	16,000	2
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	35,000	39,331
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030	150,000	223,125
Total Preferred Securities/Capital Securities (cost $1,943,847)		1,778,411
ASSET BACKED SECURITIES — 19.8%
Diversified Financial Services — 19.8%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	15,000	15,001
AMMC CLO FRS Series 2014-14A, Class A1L 1.73% due 07/27/2026*(5)	250,000	249,775
Apidos CLO FRS Series 2014-17A, Class A1A 1.77% due 04/17/2026*(5)	250,000	249,775
Apidos CLO XX FRS Series 2015-20A, Class A1 1.77% due 01/16/2027*(5)	250,000	250,150
ARES XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.13% due 04/20/2023*(5)	227,379	226,765
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.76% due 10/25/2034	27,112	25,345
Atrium Corp. FRS Series 11-A, Class B 2.43% due 10/23/2025*(5)	250,000	249,825
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.92% due 05/10/2045(6)	90,000	91,496
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.94% due 02/10/2051(6)	105,124	112,779
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	210,000	208,917
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.49% due 02/25/2036(7)	208,540	184,645
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	80,000	85,280
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.90% due 06/11/2040(6)	50,000	53,049
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	18,333	18,364
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	23,000	23,050
Carlyle Global Market Strategies FRS Series 2015-2A,Class A1 1.74% due 04/27/2027*(5)	250,000	250,025
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.40% due 07/15/2025*(5)	250,000	247,100
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2012-2AR, Class A1R 1.58% due 07/20/2023*(5)	250,000	249,875
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 2.70% due 10/15/2026*(5)	250,000	251,300
Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.76% due 01/25/2026*(5)	250,000	249,925
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 1.77% due 04/17/2026*(5)	250,000	250,700
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.76% due 05/24/2026*(5)	250,000	249,550
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.78% due 04/18/2025*(5)	250,000	249,850
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	70,000	74,193
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	135,000	144,289
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.35% due 12/10/2049(6)	36,697	39,567
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(7)	120,857	114,954
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	145,000	151,082
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.48% due 01/15/2046(6)	70,847	71,365
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	120,117	129,313
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.24% due 12/10/2049(6)	109,962	116,480
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	140,000	141,618

3

Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(6)	45,000	46,866
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	100,000	102,720
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(6)	170,000	177,400
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	70,000	73,920
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	65,000	68,686
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	55,000	58,301
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	200,000	212,652
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	195,000	209,217
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(6)	50,110	54,473
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(6)	49,165	50,323
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.36% due 01/25/2037(7)	102,622	98,033
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	12,402	12,559
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	96,764	90,577
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	4,824	4,616
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	5,047	5,045
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	44,731	46,205
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.05% due 06/15/2057(6)(8)	1,269,907	78,864
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	79,233	81,785
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	105,000	104,987
Dryden 33 Senior Loan Fund FRS Series 2014-33A, Class A 1.76% due 07/15/2026*(5)	250,000	250,025
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.63% due 04/18/2026*(5)	250,000	249,150
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(7)	203,774	196,487
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	35,000	35,050
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	140,000	139,895
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	25,096
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	190,169
Ford Credit Auto Owner Trust
Series 2013-D, Class B
1.54% due 03/15/2019	12,000	12,008
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class B
1.40% due 02/15/2019	45,000	45,145
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	23,000	23,045
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 1.81% due 01/24/2027*(5)	250,000	249,500
Gramercy Park CLO, Ltd. FRS Series 2012-1AR, Class A1R 1.57% due 07/17/2023*(5)	250,000	249,900
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	113,317	119,135
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	123,284
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	35,154
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	103,467
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	110,000	114,989
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	70,000	74,053
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	120,000	120,681
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.29% due 03/25/2037	276,127	147,466
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.56% due 04/25/2036(7)	15,905	13,467
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.67% due 04/25/2035(7)	71,669	67,877
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.70% due 01/25/2036(7)	82,379	76,222

4

GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.71% due 03/25/2047(7)	49,982	43,215
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	157,736
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	175,000	173,892
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.72% due 05/25/2035(7)	116,438	107,049
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	119,822	124,321
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	105,000	112,512
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	191,711	200,159
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(6)	104,724	111,123
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	94,124	101,739
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	65,000	67,362
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	195,000	210,302
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	52,983	55,969
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	100,808	106,178
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(6)	142,625	154,924
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 1.78% due 04/18/2026*(5)	250,000	249,900
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.78% due 07/20/2026*(5)	250,000	249,950
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(5)	250,000	249,450
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.46% due 02/25/2035(7)	38,167	38,366
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.55% due 12/25/2034(7)	59,337	58,634
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.87% due 05/12/2039(6)	110,000	112,327
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	123,931	129,174
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	55,000	58,593
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(6)	102,929	109,624
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.31% due 12/15/2047(6)(8)	358,919	25,448
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	135,000	139,552
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	26,523
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(6)	105,000	108,264
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(6)	144,564	150,372
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	105,000	111,042
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	71,640	76,883
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.46% due 01/11/2043(6)	53,573	58,921
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	66,262	60,524
MortgageIT Trust FRS Series 2005-4, Class A1 0.46% due 10/25/2035(7)	295,643	269,384
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.75% due 08/04/2025*(5)	250,000	249,875
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.57% due 06/25/2036(7)	177,553	135,962
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(7)	35,673	35,095
Oaktree EIF II Series A1, Ltd. FRS Series BH3-B1A, Class A 1.91% due 02/15/2026*(5)	250,000	250,100
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 1.80% due 04/17/2027*(5)	215,000	214,936
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 1.70% due 11/20/2023*(5)	200,000	199,940
OHA Loan Funding 2015-1, Ltd. FRS Series 2015-1A, Class A 1.77% due 02/15/2027*(5)	250,000	249,750

5

Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.28% due 02/25/2037	46,628	27,370
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.82% due 04/17/2026*(5)	250,000	249,975
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 1.73% due 04/30/2027*(5)	250,000	249,175
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.77% due 04/15/2027*(5)	250,000	251,225
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037	241,505	136,485
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.71% due 08/25/2035(7)	171,402	134,883
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(7)	7,435	7,658
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	105,000	105,529
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	30,000	30,040
Santander Drive Auto Receivables Trust Series 2015-2, Class B 1.83% due 01/15/2020	165,000	164,656
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	20,000	20,242
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	105,000	105,716
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.31% due 05/25/2037	123,233	86,665
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.44% due 02/20/2047(7)	133,207	115,340
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 1.79% due 04/15/2027*(5)	250,000	250,250
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.43% due 11/25/2036	200,000	138,000
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	108,099	108,768
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	100,000	100,125
Symphony CLO, Ltd. FRS Series 2012-10, Class AR 1.54% due 07/23/2023*(5)	250,000	249,550
Treman Park CLO LLC FRS Series 2015-1A, Class A 1.76% due 04/20/2027*(5)	250,000	250,125
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	80,750
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	14,180	14,187
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 1.76% due 04/18/2027*(5)	250,000	250,075
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 2.68% due 10/14/2026*(5)	250,000	251,125
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(6)	56,670	56,973
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.20% due 11/25/2046(7)	153,663	138,337
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5
3.82% due 08/15/2050(6)	55,000	57,361
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(6)	10,000	8,653
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(7)	137,399	139,693
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(7)	7,280	7,292
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	200,041	200,894
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/2036(7)	85,458	79,224
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	140,000	140,293
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.25% due 02/15/2044*(6)(8)	905,848	22,969
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	85,000	87,814
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	135,000	143,289
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	125,000	133,578
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	55,111	59,119
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	45,000	48,338
Total Asset Backed Securities (cost $19,262,999)		19,310,707
U.S. CORPORATE BONDS & NOTES — 17.8%
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	25,000	24,688

6

Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	65,000	60,819
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	115,000	113,586
		174,405
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	65,000	66,625
Auction Houses/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	70,000	68,600
Auto-Cars/Light Trucks — 0.4%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	33,000	33,026
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	22,000	21,975
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	100,000	100,249
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	115,000	117,434
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	140,000	147,744
		420,428
Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	60,000	62,400
Banks-Commercial — 0.4%
Capital One NA/Mclean VA Senior Notes 1.65% due 02/05/2018	250,000	248,083
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	110,000	114,675
		362,758
Banks-Super Regional — 0.7%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	154,000	162,545
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	100,000	106,272
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	115,000	118,426
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	65,000	64,380
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	20,000	19,155
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	30,000	30,126
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	70,000	74,740
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	105,000	115,321
		690,965
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	34,617
Broadcast Services/Program — 0.1%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	70,000	73,500
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	50,000	52,125
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	29,000	32,553
Building-Heavy Construction — 0.2%
SBA Tower Trust Sec. Notes 2.90% due 10/15/2044*	90,000	90,451
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	100,000	99,685
		190,136
Building-Residential/Commercial — 0.2%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	56,100
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025*	30,000	30,150
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,337
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	70,000	70,700
		162,287
Cable/Satellite TV — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	50,000	49,250
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	5,000	5,009
Comcast Corp. Company Guar. Notes 3.38% due 08/15/2025	155,000	152,955
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	60,000	58,597

7

Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	95,000	96,439
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	100,000	96,105
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	49,821
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	50,000	50,660
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	25,000	27,071
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	9,250
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	66,000	68,805
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	45,000	36,707
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	25,000	26,990
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	20,000	19,363
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	50,000	55,748
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	15,000	17,815
		820,585
Cellular Telecom — 0.2%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	20,000	22,585
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	45,000	41,742
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	40,000	41,200
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,293
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	80,000	83,200
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	15,562
		213,582
Coal — 0.0%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	109,000	37,060
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	30,000	29,325
Computers — 0.2%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	150,000	127,128
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	95,000	100,835
		227,963
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	55,000	56,513
Decision Support Software — 0.0%
MSCI, Inc.
Company Guar. Notes
5.25% due 11/15/2024*	10,000	10,125
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	7,000	7,219
Diversified Banking Institutions — 3.2%
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	100,000	96,319
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	25,000	24,357
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	75,000	74,819
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	100,000	108,816
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	100,000	101,126
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	200,000	195,564
Citigroup, Inc. Notes 4.40% due 06/10/2025	75,000	74,721
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	100,000	108,080
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	80,000	96,891
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	126,901
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	95,000	94,524
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	75,000	72,355
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	49,000	54,563

8

Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	38,174
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	65,095
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	75,000	84,631
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	109,000	127,851
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	205,000	205,219
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	32,786
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	53,463
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	37,464
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,006
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	150,000	159,969
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	35,000	40,097
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	182,000	203,989
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	115,000	129,913
Morgan Stanley Senior Notes 1.88% due 01/05/2018	175,000	175,464
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	80,000	75,431
Morgan Stanley Senior Notes 4.30% due 01/27/2045	100,000	93,440
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	61,000	59,773
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	20,000	21,274
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,147
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	112,206
		3,074,428
Diversified Financial Services — 0.4%
General Electric Capital Corp. FRS Company Guar. Notes 0.55% due 01/09/2017	125,000	125,188
General Electric Capital Corp. Company Guar. Notes 1.50% due 07/12/2016	41,000	41,307
General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	216,000	258,343
		424,838
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	28,000	27,372
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	13,000	13,488
Electric-Integrated — 0.7%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,520
AES Corp. Senior Notes 5.50% due 03/15/2024	30,000	28,875
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	57,750
DPL, Inc. Senior Notes 7.25% due 10/15/2021	45,000	47,475
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	255,000	255,950
Entergy Corp. Senior Notes 3.63% due 09/15/2015	99,000	99,386
Exelon Corp. Senior Notes 2.85% due 06/15/2020	70,000	70,406
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	10,000	10,462
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	17,000	17,334
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	75,650
		670,808
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.50% due 05/15/2022	180,000	174,781
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	125,000	130,937
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	100,000	102,274
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.50% due 01/15/2019	10,000	10,196

9

SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,550
SLM Corp. Senior Notes 8.45% due 06/15/2018	100,000	111,130
		131,876
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	50,000	56,641
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	2,066
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	26,000	3
		58,712
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	125,000	126,797
Food-Misc./Diversified — 0.4%
HJ Heinz Co. Company Guar. Notes 2.00% due 07/02/2018*	275,000	274,913
HJ Heinz Co. Company Guar. Notes 2.80% due 07/02/2020*	75,000	75,058
		349,971
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	75,000	75,750
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	23,000	23,230
Sysco Corp. Company Guar. Notes 4.35% due 10/02/2034	10,000	10,100
		109,080
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,950
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	60,900
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,173
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	14,000	14,805
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	7,000	7,105
		25,083
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	45,000	45,809
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	50,000	49,385
		95,194
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	5,000	5,081
Insurance-Multi-line — 0.1%
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	90,000	134,705
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	70,000	104,918
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	37,000	37,377
		142,295
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,000
Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020*	190,000	190,317
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	65,000	64,501
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045*	50,000	50,618
		305,436
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	45,000	44,365
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	46,000	46,157
		90,522
Medical Products — 0.1%
Zimmer Holdings, Inc. Senior Notes 1.45% due 04/01/2017	135,000	135,046
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	95,000	90,651

10

Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	95,000	95,087
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	75,000	74,779
AbbVie, Inc. Senior Notes 2.50% due 05/14/2020	40,000	39,590
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	40,000	39,132
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	73,409
Merck & Co., Inc. FRS Senior Notes 0.65% due 02/10/2020	200,000	198,953
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	15,075
		536,025
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	41,000	42,711
Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,013
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	75,000	75,084
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	15,000	15,600
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	30,000	30,178
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	50,000	45,703
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	50,000	48,872
		239,450
Medical-Hospitals — 0.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	25,469
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	50,000	50,375
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	10,875
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,625
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	10,000	11,175
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	10,000	10,156
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	120,000	127,950
		246,625
Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,050
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	140,000	137,673
McKesson Corp. Senior Notes 1.40% due 03/15/2018	85,000	84,075
		251,798
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	15,000	12,523
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	100,000	98,197
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	25,000	21,696
Southern Copper Corp. Senior Notes 5.88% due 04/23/2045	45,000	42,804
		175,220
Multimedia — 0.5%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	95,000	110,256
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	97,525
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	161,062
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	115,000	142,959
		511,802
Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc. Company Guar. Notes 2.90% due 09/15/2022	150,000	147,445
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	28,847
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	15,000	14,494
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	35,000	34,322
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	25,606

11

Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	90,421
SM Energy Co. Senior Notes 6.13% due 11/15/2022*	10,000	10,277
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,606
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,875
		218,448
Oil Companies-Integrated — 0.3%
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	80,000	79,942
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	70,000	69,268
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	25,000	24,727
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	70,000	69,438
		243,375
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	10,050
Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.50% due 07/15/2022*	5,000	4,838
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	11,000	10,422
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	30,000	29,400
		44,660
Pipelines — 0.9%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	15,000	15,600
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,802
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	4,931
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	116,000	130,790
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	75,000	71,025
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	150,000	147,002
Kinder Morgan Energy Partners LP Company Guar. Notes 5.50% due 03/01/2044	75,000	69,426
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	25,000	24,972
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	75,000	65,034
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	15,000	14,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	15,000	14,663
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	45,000	43,697
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
Company Guar. Notes
5.50% due 10/15/2019*	15,000	15,563
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,110
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	25,000	25,875
Williams Partners LP Senior Notes 3.60% due 03/15/2022	125,000	121,368
Williams Partners LP Senior Notes 3.90% due 01/15/2025	25,000	23,567
Williams Partners LP Senior Notes 4.30% due 03/04/2024	75,000	73,764
		871,889
Real Estate Investment Trusts — 1.0%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	135,000	138,148
American Tower Corp. Senior Notes 3.45% due 09/15/2021	100,000	99,518
Duke Realty LP Senior Notes 3.75% due 12/01/2024	30,000	29,808
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	55,000	55,550
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	25,000	25,000
HCP, Inc. Senior Notes 3.75% due 02/01/2016	20,000	20,260
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,581

12

HCP, Inc. Senior Notes 6.00% due 01/30/2017	80,000	85,340
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	50,000	51,914
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	125,000	136,733
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	150,000	152,554
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,150
Liberty Property LP Senior Notes 4.13% due 06/15/2022	25,000	25,455
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	25,932
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	61,000	66,097
		964,040
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	102,148
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	36,670
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	15,000	14,709
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	19,325
		70,704
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	25,000	24,875
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	70,000	67,972
Retail-Discount — 0.0%
Family Tree Escrow LLC Senior Sec. Notes 5.75% due 03/01/2023*	10,000	10,450
Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	13,296	14,945
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	21,987	25,232
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	134,150	159,392
		199,569
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	65,000	67,925
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	85,000	93,507
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	17,000	16,671
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	11,000	10,490
		27,161
Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	24,000	21,720
ADT Corp. Senior Notes 6.25% due 10/15/2021	145,000	152,250
		173,970
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	100,000	97,448
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	57,000	60,420
Steel-Producers — 0.3%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	115,000	115,129
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,020
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,000
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	30,000	30,000
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	70,000	73,150
		243,299
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,200
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	40,000	38,622
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	30,000	27,579

13

AT&T, Inc. Senior Notes 4.75% due 05/15/2046	70,000	63,698
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	82,000	81,816
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036*	121,000	109,150
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	46,288
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048*	156,000	137,049
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*	149,000	129,623
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	23,000	21,526
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	42,000	38,539
		693,890
Television — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	75,000	77,250
Tobacco — 0.2%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	155,000	157,000
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	40,000	40,070
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	55,000	55,385
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,952
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	137,373
		197,710
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,213
Total U.S. Corporate Bonds & Notes (cost $17,279,875)		17,299,003
FOREIGN CORPORATE BONDS & NOTES — 4.6%
Banks-Commercial — 1.3%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	305,000	331,852
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023	200,000	216,750
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	203,192
Credit Suisse Sub. Notes 5.40% due 01/14/2020	142,000	157,004
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	100,000	107,354
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	204,271
		1,220,423
Banks-Money Center — 0.2%
ABN AMRO Bank NV Senior Notes 2.45% due 06/04/2020*	200,000	198,834
Banks-Special Purpose — 0.2%
Export-Import Bank of India Senior Notes 2.75% due 08/12/2020	200,000	195,510
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000	35,437
Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 7.13% due 12/09/2024	MXN 2,000,000	123,404
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	64,000	63,571
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	124,165
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	13,000	13,037
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	26,000	27,644
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	43,071
		271,488
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	53,000	37,166
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024	200,000	192,845
Electric-Integrated — 0.2%
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/2021*	200,000	196,000

14

Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 5.63% due 01/15/2023*	10,000		9,900
Finance-Leasing Companies — 0.0%
Aircastle Ltd. Senior Notes 5.50% due 02/15/2022	5,000		5,103
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	6,000		6,502
			11,605
Investment Management/Advisor Services — 0.1%
Intercorp Peru, Ltd. Senior Notes 5.88% due 02/12/2025*	40,000		40,136
Medical-Generic Drugs — 0.6%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	275,000		276,452
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	155,000		155,352
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	135,000		132,613
			564,417
Oil Companies-Exploration & Production — 0.2%
EnCana Corp. Senior Notes 6.50% due 05/15/2019	105,000		119,206
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	35,000		32,287
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000		5,550
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	5,000		4,813
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	5,000		4,794
Nexen, Inc. Company Guar. Notes 5.88% due 03/10/2035	10,000		11,049
Nexen, Inc. Company Guar. Notes 6.40% due 05/15/2037	45,000		53,918
			231,617
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	55,000		55,386
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	55,000		51,944
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	70,000		61,775
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	70,000		61,301
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	75,000		69,000
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN	2,500,000	150,755
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	10,000		10,336
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	75,000		69,683
			530,180
Paper & Related Products — 0.0%
Cascades, Inc.
Senior Notes
5.75% due 07/15/2023*	25,000		24,187
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*	200,000		197,712
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	20,000		19,475
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000		9,969
ArcelorMittal Senior Notes 7.00% due 02/25/2022	4,000		4,310
			14,279
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	85,000		119,589
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	55,000		55,312
Transport-Rail — 0.2%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000		40,196
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	150,000		144,068
			184,264
Total Foreign Corporate Bonds & Notes (cost $4,525,075)			4,473,780
MUNICIPAL BONDS & NOTES — 1.0%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000		103,666

15

New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	69,938
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	27,000	29,305
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000	9,813
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	300,000	117,771
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	90,000	35,330
State of California General Obligation Bonds 7.55% due 04/01/2039	70,000	101,190
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	116,519
State of California General Obligation Bonds 7.30% due 10/01/2039 7.30% due 10/01/2039	5,000	7,072
State of California General Obligation Bonds 7.63% due 03/01/2040	120,000	175,756
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	25,000	23,299
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000	69,546
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	90,000	95,267
Total Municipal Bonds & Notes (cost $944,214)		954,472
U.S. GOVERNMENT AGENCIES — 26.5%
Federal Home Loan Mtg. Corp. — 3.5%
1.89% due 02/01/2037 FRS	7,582	7,983
2.50% due 01/01/2028	18,760	19,165
2.50% due 04/01/2028	46,839	47,852
3.00% due 08/01/2027	77,801	80,683
3.00% due 10/01/2042	46,600	46,473
3.00% due 11/01/2042	21,570	21,511
3.00% due 08/01/2043	374,163	372,863
3.00% due July 30 TBA	200,000	198,805
3.50% due 03/01/2042	15,429	15,911
3.50% due 08/01/2042	103,677	106,905
3.50% due 09/01/2043	80,502	83,092
3.50% due July 30 TBA	1,600,000	1,646,000
4.00% due 03/01/2023	24,754	25,933
4.00% due 09/01/2040	8,312	8,818
4.00% due 10/01/2043	102,169	108,148
4.50% due 01/01/2039	4,587	4,950
5.00% due 12/01/2020	8,807	9,440
5.00% due 05/01/2021	112,947	120,428
5.00% due 07/01/2021	34,030	35,853
5.00% due 05/01/2034	58,521	65,003
5.50% due 05/01/2037	14,517	16,251
5.50% due 06/01/2037	6,740	7,552
6.00% due 08/01/2036	15,139	17,188
6.50% due 05/01/2029	3,067	3,520
6.50% due 07/01/2035	3,508	4,201
6.50% due 05/01/2036	109	125
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(7)	13,751	13,862
Series 1577, Class PK
6.50% due 09/15/2023(7)	9,707	10,663
Series 1226, Class Z
7.75% due 03/15/2022(7)	840	902
Freddie Mac Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.83% due 03/25/2045*(6)	100,000	101,316
Series 2014-K503, Class B
3.08% due 10/25/2047*(6)	80,000	80,567
Series 2012-K706, Class B
4.17% due 11/25/2044*(6)	70,000	73,419
Series 2010-K8, Class B
5.24% due 09/25/2043*(6)	90,000	100,043
		3,455,425
Federal National Mtg. Assoc. — 19.5%
2.13% due 05/01/2037 FRS	12,631	13,406
2.50% due 04/01/2028	79,209	80,671
2.50% due July 15 TBA	100,000	101,211
2.50% due 02/01/2043	91,742	88,111
2.50% due 03/01/2043	180,623	173,492
2.64% due 03/01/2027	39,825	38,297
2.66% due 03/01/2027	410,000	391,050
2.78% due 03/01/2027	78,000	75,480
2.97% due 06/01/2027	135,000	132,894
3.00% due 10/01/2040 FRS	14,133	15,056
3.00% due 10/01/2027	35,051	36,399
3.00% due 12/01/2027	17,738	18,389
3.00% due 01/01/2028	58,971	61,242
3.00% due July 15 TBA	600,000	621,605
3.00% due July 30 TBA	900,000	896,643
3.50% due 08/01/2026	36,925	39,038
3.50% due 10/01/2028	134,179	141,815
3.50% due July 30 TBA	8,700,000	8,965,758
4.00% due 11/01/2025	11,607	12,412
4.00% due 09/01/2040	8,101	8,606
4.00% due 12/01/2040	135,915	144,775
4.00% due 11/01/2041	14,101	15,006
4.00% due 01/01/2042	44,346	47,158
4.00% due 12/01/2043	36,130	38,623
4.00% due July 30 TBA	1,200,000	1,271,377
4.50% due 01/01/2039	12,176	13,169
4.50% due 09/01/2039	27,392	29,664
4.50% due 09/01/2040	61,510	66,645
4.50% due 05/01/2041	27,863	30,183
4.50% due July 30 TBA	1,300,000	1,405,422
4.83% due 11/01/2015	210,879	211,014
5.00% due 03/01/2018	16,457	17,227
5.00% due 06/01/2019	4,735	5,025
5.00% due 05/01/2035	570	631
5.00% due 07/01/2040	45,278	50,028

16

5.00% due July 30 TBA	1,600,000		1,767,500
5.50% due 10/01/2021	15,306		16,659
5.50% due 06/01/2022	5,212		5,599
5.50% due 12/01/2029	8,334		9,344
5.50% due 05/01/2034	26,798		30,044
5.50% due 09/01/2035	743,889		843,906
5.50% due 08/01/2037	44,827		50,342
5.50% due 06/01/2038	12,412		14,047
6.00% due 06/01/2017	3,709		3,834
6.00% due 06/01/2026	27,169		30,813
6.00% due 04/01/2027	136,411		154,691
6.00% due 12/01/2033	37,585		42,976
6.00% due 05/01/2034	24,039		27,455
6.00% due July 30 TBA	500,000		567,878
6.50% due 06/01/2035	80,134		92,027
6.50% due 10/01/2037	6,343		7,342
7.00% due 06/01/2037	29,670		34,165
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)	17,211		17,210
			18,973,354
Government National Mtg. Assoc. — 3.5%
3.50% due July 30 TBA	900,000		934,067
4.00% due 09/15/2040	834,380		890,158
4.00% due 11/15/2040	128,425		136,978
4.00% due 09/15/2041	77,406		83,078
4.50% due 02/15/2039	11,601		12,603
4.50% due 06/15/2041	761,483		828,139
4.50% due 08/15/2041	322,270		350,177
5.50% due 05/15/2036	13,475		15,192
6.00% due 09/15/2032	15,203		17,994
6.00% due 12/15/2033	56,378		65,820
7.00% due 07/15/2033	14,765		17,551
7.00% due 11/15/2033	15,720		18,844
8.00% due 11/15/2031	4,985		5,152
8.50% due 11/15/2017	282		295
9.00% due 11/15/2021	210		241
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(7)	222		251
Series 2005-74, Class HB
7.50% due 09/16/2035(7)	12,363		14,470
			3,391,010
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	25,000		25,218
Total U.S. Government Agencies (cost $25,631,570)			25,845,007
U.S. GOVERNMENT TREASURIES — 3.3%
United States Treasury Bonds — 0.8%
2.50% due 02/15/2045(9)	625,000		550,050
2.88% due 05/15/2043	8,000		7,624
4.38% due 11/15/2039	179,300		220,539
			778,213
United States Treasury Notes — 2.5%
United States Treasury Notes TIPS 0.25% due 01/15/2025	2,487,161		2,439,554
Total U.S. Government Treasuries (cost $3,296,791)			3,217,767
FOREIGN GOVERNMENT OBLIGATIONS — 2.9%
Sovereign — 2.9%
Brazil Notas de Tesouro Nacional Bills zero coupon due 01/01/2016	BRL	234,000	70,294
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(10)	BRL	1,066,358	346,649
Dominican Republic Senior Notes 5.50% due 01/27/2025*		100,000	100,250
Federal Republic of Nigeria Bonds 12.15% due 07/18/2034	NGN	9,935,000	41,232
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		125,000	130,625
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		100,000	95,500
Government of Canada
Senior Notes
0.88% due 02/14/2017		23,000	23,083
Government of Poland Bonds zero coupon due 07/25/2017	PLN	380,000	97,081
Government of Romania Bonds 5.85% due 04/26/2023	RON	160,000	44,585
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(10)	UYU	2,069,089	64,587
Oriental Republic of Uruguay Bonds 4.25% due 04/05/2027(10)	UYU	2,550,274	89,971
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(10)	UYU	723,620	25,716
Republic of Chile Bonds 3.00% due 01/01/2040(10)	CLP	37,474,440	71,411
Republic of Colombia Bonds 3.00% due 03/25/2033(10)	COP	158,574,622	52,264
Republic of Colombia Bonds 3.50% due 03/10/2021(10)	COP	114,316,067	43,475
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	18,400,000	35,200
Republic of Indonesia Senior Notes 7.88% due 04/15/2019	IDR	892,000,000	66,319
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	1,488,000,000	111,653
Republic of Montenegro Senior Notes 3.88% due 03/18/2020*	EUR	120,000	123,424
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	1,435,000	115,310
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	880,000	68,250
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	1,970,000	155,381
Republic of Turkey Bonds 2.50% due 05/04/2016(10)	TRY	260,408	96,338

17

Republic of Turkey Bonds 9.00% due 01/27/2016	TRY	170,000	63,113
Russian Federation Bonds 7.50% due 02/27/2019	RUB	3,130,000	51,018
United Mexican States FRS Bonds 3.00% due 05/28/2020	MXN	3,965,300	250,217
United Mexican States FRS Bonds 3.04% due 12/29/2016	MXN	2,280,000	144,851
United Mexican States Bonds 4.00% due 11/15/2040(10)	MXN	1,416,286	96,849
United Mexican States Senior Notes 4.75% due 03/08/2044		101,000	95,950
Total Foreign Government Obligations (cost $2,901,653)			2,770,596
OPTIONS - PURCHASED†(2)(11) — 0.0%
Call Options - Purchased	HKD	1,485,000	552
Call Options - Purchased	RUB	5,000,000	1
Call Options - Purchased	BRL	350,000	0
Call Options - Purchased	EUR	70,000	450
Total Options - Purchased (cost $6,274)			1,003
Total Long-Term Investment Securities (cost $102,423,926)			106,213,513

REPURCHASE AGREEMENTS — 9.8%
Bank of America Securities LLC Joint Repurchase Agreement(13)	$2,045,000		2,045,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	1,810,000		1,810,000
BNP Paribas SA Joint Repurchase Agreement(13)	1,810,000		1,810,000
Deutsche Bank AG Joint Repurchase Agreement(13)	2,055,000		2,055,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	1,810,000		1,810,000
Total Repurchase Agreements (cost $9,530,000)			9,530,000
TOTAL INVESTMENTS (cost $111,953,926)(14)	118.9%		115,743,513
Liabilities in excess of other assets	(18.9)		(18,380,986)
NET ASSETS	100.0%		$97,362,527

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2015, the aggregate value of these securities was $15,733,760 representing 16.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $7,417 representing 0.0% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2015, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
ION Media Networks, Inc.	04/09/2014	10	$0	$6,407	$640.67	0.00%

(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Loan Obligation
(6)	Commercial Mortgage Backed Security
(7)	Collateralized Mortgage Obligation
(8)	Interest Only
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	Options — Purchased.

Options-Purchased
	Expiration	Strike	Notional		Premiums	Value at	Appreciation
Issue	Month	Price	Amount		Paid	June 30, 2015	(Depreciation)
Call option to buy Brazlian Reals in exchange for U.S. dollars with Goldman Sachs International.	September 2015	$2.41	BRL	350,000	$2,594	$0	$(2,594)
Call option to buy Euro Dollars in exchange for U.S. dollars with Goldman Sachs International.	July 2015	1.12	EUR	60,000	1,040	378	(662)
Call option to buy Euro Dollars in exchange for U.S. dollars with Goldman Sachs International.	July 2015	1.13	EUR	10,000	183	72	(111)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International.	March 2016	7.75	HKD	1,485,000	649	552	(97)
Call option to buy Russian Rubles in exchange for U.S. dollars with Goldman Sachs International.	September 2015	36.97	RUB	5,000,000	1,809	1	(1,808)

					$6,275	$1,003	$(5,272)

(12)	Denominated in United States dollars unless otherwise indicated.
(13)	See Note 2 for details of Joint Repurchase Agreements.
(14)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CRC	— Costa Rican Colón
EUR	— Euro Dollar
HKD	— Hong Kong Dollar
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NGN	— Nigerian Naira
PLN	— Polish Zloty
RON	— Romanian Leu
REMIC	— Real Estate Mortgage Investment Conduit

18

RUB	— Russian Ruble
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
TRY	— Turkish Lira
UYU	— Uruguayan Peso
ZAR	— South African Rand
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2015	Unrealized Appreciation (Depreciation)
3	Long	Long Gilt	September 2015	$551,933	$545,522	$(6,411)
4	Long	U.S. Treasury 2YR Notes	September 2015	873,581	875,750	2,169
26	Long	U.S. Treasury 5YR Notes	September 2015	3,101,184	3,100,703	(481)
86	Short	U.S. Treasury 10YR Notes	September 2015	10,827,448	10,850,781	(23,333)
7	Short	U.S. Long Bonds	September 2015	1,082,867	1,055,906	26,961
25	Long	U.S. Ultra Bonds	September 2015	3,976,758	3,851,563	(125,195)
						$(126,290)

19

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	120,000	USD	129,009	03/15/2017	$—	$(7,259)
Bank of Montreal	TRY	175,000	USD	61,704	09/16/2015	—	(2,185)
Barclays Bank PLC	IDR	460,000,000	USD	31,867	05/18/2016	—	(128)
BNP Paribas SA	USD	88,738	NGN	16,106,000	10/08/2015	—	(14,883)
Citibank N.A.	CZK	1,680,000	USD	69,488	09/16/2015	733	—
	EUR	822,000	USD	921,904	07/31/2015	5,154	—
	EUR	40,000	USD	51,738	09/18/2015	7,095	—
	NGN	16,106,000	USD	70,640	10/08/2015	—	(3,215)
	USD	50,388	RSD	5,000,000	09/18/2015	—	(4,503)
	ZAR	4,597,000	USD	365,785	09/16/2015	—	(7,111)
						12,982	(14,829)
Deutsche Bank AG	GHS	107,000	USD	23,362	09/18/2015	31	—
	USD	132,357	MXN	2,042,000	09/17/2015	—	(3,136)
	USD	47,500	MYR	180,000	09/17/2015	146	—
						177	(3,136)
Goldman Sachs International	HKD	745,000	USD	96,077	03/03/2016	—	(30)
	IDR	1,235,087,000	USD	90,449	09/16/2015	—	(470)
	TRY	90,000	USD	32,108	07/20/2015	—	(1,289)
	USD	32,508	TRY	90,000	07/20/2015	889	—
	USD	62,201	TRY	175,000	09/16/2015	1,689	—
						2,578	(1,789)
HSBC Bank USA, N.A.	GBP	100,000	USD	157,168	07/31/2015	74	—
	MXN	950,000	USD	61,539	09/17/2015	1,422	—
	USD	57,204	UYU	1,565,000	09/16/2015	—	(501)
	USD	143,350	ZAR	1,800,000	09/16/2015	2,661	—
	USD	34,463	MYR	130,000	09/17/2015	—	(51)
	UYU	1,565,000	USD	56,693	09/16/2015	—	(10)
						4,157	(562)
JPMorgan Chase Bank	GHS	89,000	USD	19,390	09/18/2015	—	(17)
	IDR	291,413,000	USD	21,322	09/16/2015	—	(130)
	IDR	444,000,000	USD	30,674	05/18/2016	—	(208)
	RUB	1,420,000	USD	25,416	07/17/2015	—	(171)
	USD	26,058	KES	2,555,000	07/13/2015	—	(386)
	USD	25,936	RUB	1,420,000	07/17/2015	—	(349)
						—	(1,261)
Royal Bank of Canada	MXN	8,636,000	USD	552,459	09/17/2015	5,962	—
Standard Chartered Bank	CLP	23,100,000	USD	36,619	09/16/2015	739	—
	COP	72,300,000	USD	28,192	09/16/2015	668	—
	USD	65,888	KES	6,457,000	07/13/2015	—	(1,008)
						1,407	(1,008)
State Street Bank and Trust Co.	BRL	225,000	USD	70,397	07/02/2015	—	(1,971)
	CLP	23,100,000	USD	36,291	09/16/2015	410	—
	USD	72,520	BRL	225,000	07/02/2016	—	(152)
	USD	11,195	EUR	10,000	07/31/2015	—	(43)
	USD	13,044	CLP	8,300,000	09/16/2015	—	(152)
						410	(2,318)
UBS AG	BRL	225,000	USD	72,520	07/02/2015	152	—
	USD	71,931	BRL	225,000	07/02/2015	437	—
						589	—
Net Unrealized Appreciation (Depreciation)						$28,262	$(49,358)

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombina Peso

CZK — Czech Republic Koruna

EUR — Euro Dollar

GBP — Pound Sterling

GHS — Ghanaian Cedi

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

KES — Kenyan Shilling

MXN — Mexican Peso

MYR — Myalaysian Ringgit

NGN — Nigerian Naira

RSD — Serbian Dinar

RUB — Russian Ruble

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

20

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2015(2)	Notional Amount(3)	Value at June 30, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation 7.50% due 03/31/2030	(1.00)%	12/20/2019	Goldman Sachs International	3.28%	$50,000	$4,604	$9,713	$(5,109)
Ukraine Government 6.75% due 11/14/2017	(5.00)	12/20/2019	Goldman Sachs International	169.96	25,000	12,887	7,724	5,163

						$17,491	$17,437	$54

(1)                                 If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)                                 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)                                 The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)                                 The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$6,407	$6,407
Other Industries	30,556,360	—	—	30,556,360
Preferred Securities/Capital Securities	—	1,778,411	—	1,778,411
Asset Backed Securities	—	19,310,707	—	19,310,707
U.S. Corporate Bonds & Notes	—	17,299,003	—	17,299,003
Foreign Corporate Bonds & Notes	—	4,473,780	—	4,473,780
Municipal Bond & Notes	—	954,472	—	954,472
U.S. Government Agencies	—	25,845,007	—	25,845,007
U.S. Government Treasuries	—	3,217,767	—	3,217,767
Foreign Government Obligations	—	2,770,596	—	2,770,596
Options - Purchased	1,003	—	—	1,003
Repurchase Agreements	—	9,530,000	—	9,530,000
Total Investments at Value	$30,557,363	$85,179,743	$6,407	$115,743,513

Other Financial Instruments:+
Futures Contracts	$29,130	$—	$—	$29,130
Forward Foreign Currency Contracts	—	28,262	—	28,262
Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection	—	5,163	—	5,163
Total Other Financial Instruments	$29,130	$33,425	$—	$62,555

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$155,420	$—	$—	$155,420
Forward Foreign Currency Contracts	—	49,358	—	49,358
Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection	—	5,109	—	5,109
Total Other Financial Instruments	$155,420	$54,467	$—	$209,887

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investment

21

SEASONS SERIES TRUST MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCKS — 16.0%
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	887	$98,395
Airlines — 0.2%
United Continental Holdings, Inc.†	2,459	130,352
Apparel Manufacturers — 0.1%
Carter’s, Inc.	812	86,316
Applications Software — 0.1%
NetSuite, Inc.†	510	46,792
Salesforce.com, Inc.†	847	58,977
		105,769
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,358	146,691
Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC	1,125	95,726
Banks-Commercial — 0.1%
PacWest Bancorp	1,130	52,839
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc.	1,344	125,449
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	536	53,696
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	4,264	256,437
Time Warner Cable, Inc.	473	84,274
		340,711
Casino Hotels — 0.1%
Las Vegas Sands Corp.	1,165	61,244
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	3,384	131,198
Chemicals-Diversified — 0.3%
LyondellBasell Industries NV, Class A	923	95,549
PPG Industries, Inc.	986	113,114
		208,663
Commercial Services-Finance — 0.2%
MasterCard, Inc., Class A	2,177	203,506
Computer Aided Design — 0.1%
ANSYS, Inc.†	901	82,207
Computer Services — 0.2%
Amdocs, Ltd.	2,290	125,011
IHS, Inc., Class A†	161	20,710
		145,721
Computers — 0.8%
Apple, Inc.	5,243	657,603
Computers-Memory Devices — 0.1%
EMC Corp.	1,565	41,300
Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	2,432	128,677
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	2,823	184,653
Estee Lauder Cos., Inc., Class A	1,770	153,388
		338,041
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	1,111	79,970
Colfax Corp.†	2,570	118,605
Dover Corp.	1,434	100,638
		299,213
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	507	220,084
E-Commerce/Services — 0.2%
Priceline Group, Inc.†	118	135,862
Electronic Components-Misc. — 0.2%
TE Connectivity, Ltd.	2,132	137,088
Electronic Components-Semiconductors — 0.2%
Avago Technologies, Ltd.	588	78,163
Freescale Semiconductor, Ltd.†	1,963	78,461
		156,624
Electronic Connectors — 0.2%
Amphenol Corp., Class A	2,501	144,983
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	4,243	83,417
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	2,106	62,043
Enterprise Software/Service — 0.4%
Oracle Corp.	5,081	204,764
Tyler Technologies, Inc.†	262	33,898
Ultimate Software Group, Inc.†	335	55,054
		293,716
Finance-Credit Card — 0.3%
American Express Co.	1,089	84,637
Visa, Inc., Class A	2,953	198,294
		282,931
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	2,500	74,875
LPL Financial Holdings, Inc.	1,049	48,768
		123,643
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	255	57,021
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	3,933	44,758
Food-Confectionery — 0.2%
Hershey Co.	1,709	151,810
Food-Retail — 0.2%
Kroger Co.	2,293	166,265
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	2,799	101,044
Hotels/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	957	77,603
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,218	166,659
Instruments-Controls — 0.3%
Honeywell International, Inc.	1,110	113,187
Sensata Technologies Holding NV†	3,027	159,644
		272,831
Insurance Brokers — 0.1%
Aon PLC	961	95,792

1

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	3,455	296,318
Internet Content-Information/News — 0.1%
LinkedIn Corp., Class A†	242	50,004
Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	229	79,229
Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	500	86,230
Medical Information Systems — 0.1%
athenahealth, Inc.†	630	72,185
Medical Instruments — 0.1%
Boston Scientific Corp.†	6,787	120,130
Medical-Biomedical/Gene — 1.1%
Amgen, Inc.	1,702	261,291
Biogen, Inc.†	722	291,645
Celgene Corp.†	2,034	235,405
Regeneron Pharmaceuticals, Inc.†	254	129,573
		917,914
Medical-Drugs — 1.3%
AbbVie, Inc.	2,683	180,271
Bristol-Myers Squibb Co.	2,515	167,348
Eli Lilly & Co.	2,497	208,475
Endo International PLC†	1,876	149,423
Ironwood Pharmaceuticals, Inc.†	4,742	57,189
Mallinckrodt PLC†	1,409	165,867
Pacira Pharmaceuticals, Inc.†	1,190	84,157
		1,012,730
Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	758	107,712
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	3,729	89,160
Multimedia — 0.5%
Twenty-First Century Fox, Inc., Class A	4,784	155,695
Walt Disney Co.	2,222	253,619
		409,314
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	567	44,260
Oil Refining & Marketing — 0.0%
Phillips 66	467	37,622
Oil-Field Services — 0.1%
Baker Hughes, Inc.	736	45,411
Pharmacy Services — 0.2%
Express Scripts Holding Co.†	2,069	184,017
Real Estate Investment Trusts — 0.3%
American Tower Corp.	2,240	208,969
Lexington Realty Trust	2,262	19,182
Simon Property Group, Inc.	306	52,944
		281,095
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	390	66,690
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	586	86,792
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	829	132,052
AutoZone, Inc.†	97	64,689
		196,741
Retail-Building Products — 0.3%
Lowe’s Cos., Inc.	3,076	206,000
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,172	81,770
Retail-Discount — 0.1%
Dollar Tree, Inc.†	835	65,957
Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,023	92,009
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	343	28,219
Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	2,018	133,531
Retail-Restaurants — 0.5%
Chipotle Mexican Grill, Inc.†	168	101,638
Dunkin’ Brands Group, Inc.	1,411	77,605
Starbucks Corp.	3,874	207,705
		386,948
Semiconductor Components-Integrated Circuits — 0.2%
Atmel Corp.	6,534	64,393
QUALCOMM, Inc.	1,062	66,513
		130,906
Semiconductor Equipment — 0.0%
KLA-Tencor Corp.	664	37,323
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	2,186	66,695
Television — 0.0%
ION Media Networks, Inc.†(1)(2)(3)	4	2,563
Tobacco — 0.1%
Altria Group, Inc.	2,405	117,629
Toys — 0.1%
Mattel, Inc.	1,968	50,558
Transactional Software — 0.1%
Solera Holdings, Inc.	1,456	64,879
Transport-Rail — 0.3%
Kansas City Southern	747	68,126
Union Pacific Corp.	1,632	155,644
		223,770
Web Portals/ISP — 0.6%
Google, Inc., Class C†	922	479,910
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,453	83,315
Total Common Stocks (cost $11,162,298)		12,743,027
PREFERRED SECURITIES/CAPITAL SECURITIES — 2.3%
Banks-Commercial — 0.7%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(4)	$200,000	223,249
Banco do Brasil SA VRS 6.25% due 04/15/2024(4)	200,000	140,750
Banco Santander SABanco Santander SA VRS 6.25% due 03/12/2019(4)	200,000	218,510
		582,509
Building Societies — 0.3%
Nationwide Building Society VRS 6.88% due 06/20/2019(4)	175,000	271,532
Diversified Banking Institutions — 0.6%
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(4)	200,000	229,659

2

Societe Generale SA VRS 8.25% due 11/29/2018(4)	225,000	235,924
		465,583
Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS 6.25% due 12/15/2022(4)	100,000	109,375
Diversified Operations — 0.2%
Hutchison Whampoa Europe Finance, Ltd. VRS 3.75% due 05/10/2018(4)	100,000	113,157
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(2)	8,000	1
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	45,000	50,569
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II 9.70% due 04/01/2030	175,000	260,312
Total Preferred Securities/Capital Securities (cost $2,017,992)		1,853,038
ASSET BACKED SECURITIES — 24.3%
Diversified Financial Services — 24.3%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	7,000	7,001
AMMC CLO FRS Series 2014-14A, Class A1L 1.73% due 07/27/2026*(5)	250,000	249,775
Apidos CLO XX FRS Series 2015-20A, Class A1 1.77% due 01/16/2027*(5)	250,000	250,150
ARES XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.13% due 04/20/2023*(5)	227,379	226,765
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.76% due 10/25/2034	5,422	5,069
Atrium Corp. FRS Series 11-A, Class B 2.43% due 10/23/2025*(5)	250,000	249,825
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.92% due 05/10/2045(6)	95,000	96,579
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.94% due 02/10/2051(6)	125,939	135,109
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	235,000	233,788
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.49% due 02/25/2036(7)	247,830	219,434
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	95,000	101,270
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.90% due 06/11/2040(6)	60,000	63,659
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	22,000	22,037
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	12,000	12,026
Carlyle Global Market Strategies FRS Series 2015-2A,Class A1 1.74% due 04/27/2027*(5)	250,000	250,025
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.40% due 07/15/2025*(5)	250,000	247,100
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2012-2AR, Class A1R 1.58% due 07/20/2023*(5)	250,000	249,875
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 2.70% due 10/15/2026*(5)	250,000	251,300
Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.76% due 01/25/2026*(5)	250,000	249,925
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 1.77% due 04/17/2026*(5)	250,000	250,700
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.76% due 05/24/2026*(5)	250,000	249,550
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	75,000	79,492
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	155,000	165,666
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.35% due 12/10/2049(6)	41,284	44,513
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(7)	133,446	126,928
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	165,000	171,920
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.48% due 01/15/2046(6)	75,638	76,191
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	150,145	161,640
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.24% due 12/10/2049(6)	123,707	131,040
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	155,000	156,791
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(6)	50,000	52,073

3

Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	100,000	102,720
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(6)	165,000	172,183
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	75,000	79,200
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	75,000	79,253
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	60,000	63,602
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	95,000	101,010
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(6)	60,109	65,342
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(6)	53,634	54,898
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.36% due 01/25/2037(7)	122,780	117,290
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	12,402	12,559
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	105,696	98,938
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	5,248	5,022
CPS Auto Trust Series 2012-D, Class A 1.48% due 03/16/2020*	29,172	29,237
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	5,607	5,605
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	52,864	54,606
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.05% due 06/15/2057(6)(8)	1,259,916	78,243
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	65,705	67,822
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	105,000	104,987
Dryden 33 Senior Loan Fund FRS Series 2014-33A, Class A 1.76% due 07/15/2026*(5)	250,000	250,025
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.63% due 04/18/2026*(5)	250,000	249,150
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(7)	227,063	218,943
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	40,000	40,057
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	140,000	139,895
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	25,096
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	190,169
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,004
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	50,000	50,161
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	11,000	11,022
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 1.81% due 01/24/2027*(5)	250,000	249,500
Gramercy Park CLO, Ltd. FRS Series 2012-1AR, Class A1R 1.57% due 07/17/2023*(5)	250,000	249,900
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	140,514	147,727
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	160,000	157,804
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	40,000	46,186
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	103,467
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	125,000	130,669
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	75,000	79,342
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	150,000	150,851
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.29% due 03/25/2037	274,760	146,736
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.56% due 04/25/2036(7)	19,086	16,161
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.67% due 04/25/2035(7)	75,344	71,357
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.70% due 01/25/2036(7)	91,990	85,114

4

GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.71% due 03/25/2047(7)	49,982	43,215
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	157,736
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	195,000	193,766
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.72% due 05/25/2035(7)	121,983	112,146
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	144,784	150,222
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	115,250	123,496
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	186,918	195,155
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(6)	114,698	121,706
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	94,124	101,739
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	65,000	67,362
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	45,000	48,531
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	24,454	25,832
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	114,555	120,657
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(6)	128,269	131,826
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(6)	59,017	64,106
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 1.78% due 04/18/2026*(5)	250,000	249,900
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.78% due 07/20/2026*(5)	250,000	249,950
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(5)	250,000	249,450
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.23% due 07/25/2026*(5)	250,000	249,675
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.46% due 02/25/2035(7)	36,350	36,539
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.55% due 12/25/2034(7)	62,933	62,188
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.87% due 05/12/2039(6)	125,000	127,644
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	137,701	143,526
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	60,091	64,017
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(6)	88,225	93,963
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.31% due 12/15/2047(6)(8)	358,919	25,448
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	135,000	139,552
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	26,523
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(6)	105,000	108,264
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(6)	167,152	173,867
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	115,000	121,618
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	76,530	82,132
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.46% due 01/11/2043(6)	62,502	68,741
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	60,961	55,682
MortgageIT Trust FRS Series 2005-4, Class A1 0.46% due 10/25/2035(7)	308,291	280,908
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.75% due 08/04/2025*(5)	250,000	249,875
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.57% due 06/25/2036(7)	177,553	135,962
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(7)	17,379	17,098
Oaktree EIF II Series A1, Ltd. FRS Series BH3-B1A, Class A 1.91% due 02/15/2026*(5)	250,000	250,100
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 1.80% due 04/17/2027*(5)	215,000	214,935

5

OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 1.70% due 11/20/2023*(5)	200,000	199,940
OHA Loan Funding 2015-1, Ltd. FRS Series 2015-1A, Class A 1.77% due 02/15/2027*(5)	250,000	249,750
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.28% due 02/25/2037	56,342	33,072
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.82% due 04/17/2026*(5)	250,000	249,975
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 1.73% due 04/30/2027*(5)	250,000	249,175
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.77% due 04/15/2027*(5)	250,000	251,225
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.71% due 08/25/2035(7)	171,402	134,883
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(7)	3,253	3,350
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	100,000	100,504
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	35,000	35,047
Santander Drive Auto Receivables Trust Series 2015-2, Class B 1.83% due 01/15/2020	165,000	164,656
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	20,000	20,242
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	100,000	100,682
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.31% due 05/25/2037	143,022	100,583
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.44% due 02/20/2047(7)	147,031	127,309
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 1.79% due 04/15/2027*(5)	250,000	250,250
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.43% due 11/25/2036	195,000	134,550
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	119,282	120,020
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	110,000	110,137
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(7)	100,000	101,837
Symphony CLO, Ltd. FRS Series 2012-10, Class AR 1.54% due 07/23/2023*(5)	250,000	249,550
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.23% due 04/25/2045(7)	132,919	133,538
Treman Park CLO LLC FRS Series 2015-1A, Class A 1.76% due 04/20/2027*(5)	250,000	250,125
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	85,000	85,797
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	17,016	17,024
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 1.76% due 04/18/2027*(5)	250,000	250,075
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 2.68% due 10/14/2026*(5)	250,000	251,125
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.20% due 11/25/2046(7)	151,864	136,718
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	60,000	62,576
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(6)	10,000	8,653
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(7)	143,874	146,275
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(7)	3,508	3,514
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	216,711	217,635
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/2036(7)	90,799	84,176
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	155,000	155,325
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.25% due 02/15/2044*(6)(8)	1,024,258	25,971
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	95,000	98,145
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	130,000	137,982
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	130,000	138,921
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	60,000	64,364
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	55,000	59,080
Total Asset Backed Securities (cost $19,236,895)		19,343,877

6

U.S. CORPORATE BONDS & NOTES — 22.0%
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	25,000	24,688
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	60,000	56,140
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	130,000	128,402
		184,542
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	60,000	61,500
Auction Houses/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	80,000	78,400
Auto-Cars/Light Trucks — 0.6%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	15,000	15,012
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	10,987
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	100,000	102,274
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	75,000	75,187
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	125,000	127,646
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	140,000	147,744
		478,850
Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	70,000	72,800
Banks-Commercial — 0.5%
Capital One NA/Mclean VA Senior Notes 1.65% due 02/05/2018	250,000	248,083
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	130,000	135,525
		383,608
Banks-Super Regional — 0.9%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	150,000	158,323
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	125,000	132,840
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	111,000	114,307
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	20,000	19,155
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	45,000	44,310
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	155,000	155,653
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	80,000	87,863
		712,451
Batteries/Battery Systems — 0.0% EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	34,617
Broadcast Services/Program — 0.1%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	55,000	57,750
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	60,000	62,550
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	14,000	15,715
Building-Heavy Construction — 0.3%
SBA Tower Trust Sec. Notes 2.90% due 10/15/2044*	100,000	100,501
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	120,000	119,622
		220,123
Building-Residential/Commercial — 0.2%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	65,000	66,300
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025*	30,000	30,150
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,337
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	80,000	80,800
		182,587
Cable/Satellite TV — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	55,000	54,175
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	10,000	10,019
Comcast Corp. Company Guar. Notes 3.38% due 08/15/2025	155,000	152,955

7

Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	65,000	63,480
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	95,000	96,439
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	150,000	144,157
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	49,821
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	75,000	75,991
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,700
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	75,000	78,187
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	45,000	36,706
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	35,000	33,885
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	55,000	61,322
		860,837
Cellular Telecom — 0.3%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	25,000	28,231
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	50,000	46,380
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	35,000	36,050
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,293
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	90,000	93,600
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	15,562
		229,116
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	124,000	42,160
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	35,000	34,212
Computers — 0.3%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	150,000	127,128
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	90,000	95,528
		222,656
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	70,000	71,925
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,125
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,094
Diversified Banking Institutions — 4.0%
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	140,000	139,663
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	45,000	49,433
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	125,000	136,020
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	150,000	146,673
Citigroup, Inc. Notes 4.40% due 06/10/2025	75,000	74,720
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	200,000	216,159
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	40,000	48,446
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	105,000	128,068
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	126,901
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	40,000	39,800
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	195,000	189,110
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	75,000	72,355
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	38,000	42,314
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	17,894
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	65,095
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	39,494

8

Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	56,000	65,685
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	19,000	18,833
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	150,000	150,160
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	14,903
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	58,871
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,006
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	180,000	191,963
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	125,000	137,687
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	200,000	224,164
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	125,000	141,210
Morgan Stanley Senior Notes 1.88% due 01/05/2018	125,000	125,332
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	80,000	75,431
Morgan Stanley Senior Notes 4.30% due 01/27/2045	100,000	93,440
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	77,000	75,451
Morgan Stanley Senior Notes 4.75% due 03/22/2017	32,000	33,758
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	20,000	21,274
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,147
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	112,206
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,845
		3,206,511
Diversified Financial Services — 0.3%
General Electric Capital Corp. Company Guar. Notes 1.50% due 07/12/2016	19,000	19,142
General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	152,000	181,797
		200,939
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	13,000	12,708
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	6,000	6,225
Electric-Integrated — 0.8%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,820
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	4,813
AES Corp. Senior Notes 8.00% due 06/01/2020	60,000	69,300
DPL, Inc. Senior Notes 7.25% due 10/15/2021	40,000	42,200
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	225,000	225,838
Entergy Corp. Senior Notes 3.63% due 09/15/2015	120,000	120,468
Exelon Corp. Senior Notes 2.85% due 06/15/2020	70,000	70,406
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	20,000	20,925
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	8,000	8,157
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	80,000	100,866
		665,793
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.50% due 05/15/2022	175,000	169,926
Entertainment Software — 0.2%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	145,000	151,887
Finance-Consumer Loans — 0.2%
SLM Corp. Senior Notes 5.50% due 01/15/2019	25,000	25,490
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,550
SLM Corp. Senior Notes 8.45% due 06/15/2018	120,000	133,356
		169,396

9

Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	11,328
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	1,088
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	11,000	1
		12,418
Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	125,000	126,797
Food-Misc./Diversified — 0.4%
HJ Heinz Co. Company Guar. Notes 2.00% due 07/02/2018*	275,000	274,913
HJ Heinz Co. Company Guar. Notes 2.80% due 07/02/2020*	75,000	75,058
		349,971
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	75,000	75,750
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	11,000	11,110
Sysco Corp. Company Guar. Notes 4.35% due 10/02/2034	5,000	5,050
		91,910
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,950
Service Corp. International Senior Notes 5.38% due 01/15/2022	10,000	10,500
		51,450
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	70,000	71,050
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,115
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	10,000	10,575
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	7,000	7,105
		19,795
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	50,000	50,899
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	30,000	29,631
		80,530
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	10,162
Insurance-Multi-line — 0.2%
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	115,000	172,123
Insurance-Mutual — 0.2% Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	80,000	119,907
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	20,000	20,204
		140,111
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,000
Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020*	180,000	180,301
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	60,000	59,540
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045*	50,000	50,617
		290,458
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	45,000	44,365
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	21,000	21,072
		65,437
Medical Products — 0.2%
Zimmer Holdings, Inc. Senior Notes 1.45% due 04/01/2017	135,000	135,046
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	95,000	90,651
Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	115,000	115,105
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	75,000	74,780

10

AbbVie, Inc. Senior Notes 2.50% due 05/14/2020	15,000	14,846
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	40,000	39,132
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	73,409
Merck & Co., Inc. FRS Senior Notes 0.65% due 02/10/2020	200,000	198,953
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	15,075
		531,300
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	22,000	22,918
Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	75,000	75,084
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	15,000	15,600
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	50,000	45,703
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	75,000	73,307
		209,694
Medical-Hospitals — 0.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	30,000	30,562
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	55,000	55,412
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,438
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,625
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	40,000	44,700
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	9,000	9,141
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	135,000	143,944
		299,822
Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,050
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	140,000	137,673
McKesson Corp. Senior Notes 1.40% due 03/15/2018	85,000	84,075
		251,798
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	20,000	16,697
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	70,000	68,738
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	26,000	22,564
Southern Copper Corp. Senior Notes 5.88% due 04/23/2045	45,000	42,804
		150,803
Multimedia — 0.8%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	120,000	139,271
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	270,000	322,125
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	135,000	167,821
		629,217
Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc. Company Guar. Notes 2.90% due 09/15/2022	150,000	147,445
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	28,847
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	15,000	14,494
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	35,000	34,322
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	25,606
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	90,421
SM Energy Co. Senior Notes 6.13% due 11/15/2022*	10,000	10,277
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,606
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,875
		218,448
Oil Companies-Integrated — 0.3%
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	80,000	79,942

11

ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	65,000	64,320
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	25,000	24,727
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	70,000	69,438
		238,427
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	10,050
Paper & Related Products — 0.1%
Cascades, Inc. Senior Notes 5.50% due 07/15/2022*	5,000	4,837
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,790
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	35,000	34,300
		42,927
Pipelines — 1.1%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	15,000	15,600
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,802
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	4,931
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	126,000	142,065
Energy Transfer Partners LP Senior Notes 4.15% due 10/01/2020	50,000	51,388
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	175,000	171,503
Kinder Morgan Energy Partners LP Company Guar. Notes 5.50% due 03/01/2044	60,000	55,541
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	25,000	24,972
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	75,000	65,033
MarkWest Energy Partners LP Company Guar. Notes 4.88% due 06/01/2025	10,000	9,775
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	5,000	4,900
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	20,000	19,550
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	45,000	43,697
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	15,000	15,563
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,110
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	25,000	25,875
Williams Partners LP Senior Notes 3.60% due 03/15/2022	150,000	145,642
Williams Partners LP Senior Notes 4.30% due 03/04/2024	95,000	93,434
		899,381
Real Estate Investment Trusts — 1.3%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	135,000	138,148
American Tower Corp. Senior Notes 3.45% due 09/15/2021	100,000	99,518
Duke Realty LP Senior Notes 3.75% due 12/01/2024	30,000	29,808
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	55,000	55,550
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	25,000	25,000
HCP, Inc. Senior Notes 4.00% due 06/01/2025	75,000	73,425
HCP, Inc. Senior Notes 6.00% due 01/30/2017	50,000	53,338
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	75,000	77,870
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	116,000	126,888
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	175,000	177,980
Liberty Property LP Senior Notes 3.38% due 06/15/2023	35,000	33,810
Liberty Property LP Senior Notes 4.13% due 06/15/2022	30,000	30,546
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	35,000	36,305

12

Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	50,000	54,178
		1,012,364
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	102,148
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	45,000	55,006
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	15,000	14,709
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	19,325
		89,040
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	30,000	29,850
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	70,000	67,972
Retail-Discount — 0.0%
Family Tree Escrow LLC Senior Sec. Notes 5.75% due 03/01/2023*	10,000	10,450
Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	8,864	9,964
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	12,826	14,718
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	121,954	144,902
		169,584
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	75,000	78,375
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	44,000	48,404
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	9,000	8,826
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	6,000	5,722
		14,548
Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	18,000	16,290
ADT Corp. Senior Notes 6.25% due 10/15/2021	165,000	173,250
		189,540
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	100,000	97,448
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	58,000	61,480
Steel-Producers — 0.3%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	110,000	110,124
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,020
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,000
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	30,000	30,000
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	85,000	88,825
		253,969
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,200
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	75,000	72,417
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	30,000	27,579
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	70,000	63,698
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	78,000	77,825
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036*	109,000	98,325
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	55,546
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048*	121,000	106,301
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*	156,000	135,713

13

Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	26,000		24,334
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	52,000		47,714
			709,452
Television — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	85,000		87,550
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	8,000		10,042
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	160,000		162,064
			172,106
Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	45,000		45,079
Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	70,000		70,489
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000		4,952
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	150,000		158,508
			233,949
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000		10,213
Total U.S. Corporate Bonds & Notes (cost $17,494,505)			17,511,551
FOREIGN CORPORATE BONDS & NOTES — 5.4%
Banks-Commercial — 1.4%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	320,000		348,172
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023	200,000		216,750
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000		203,192
Credit Suisse Sub. Notes 5.40% due 01/14/2020	111,000		122,729
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	8,000		8,045
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000		204,271
			1,103,159
Banks-Money Center — 0.3%
ABN AMRO Bank NV Senior Notes 2.45% due 06/04/2020*	200,000		198,834
Banks-Special Purpose — 0.2%
Export-Import Bank of India Senior Notes 2.75% due 08/12/2020	200,000		195,510
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000		35,437
Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 7.13% due 12/09/2024	MXN	2,000,000	123,404
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	30,000		29,799
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000		124,165
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	7,000		7,020
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000		13,822
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	35,000		37,687
			212,493
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	51,000		35,764
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024	200,000		192,845
Electric-Integrated — 0.2%
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/2021*	200,000		196,000
Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 5.63% due 01/15/2023*	15,000		14,850
Finance-Leasing Companies — 0.0%
Aircastle Ltd. Senior Notes 5.50% due 02/15/2022	5,000		5,103
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000		3,251
			8,354

14

Investment Management/Advisor Services — 0.1%
Intercorp Peru, Ltd. Senior Notes 5.88% due 02/12/2025*	40,000		40,136
Medical-Generic Drugs — 0.7%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	275,000		276,452
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	155,000		155,351
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	145,000		142,437
			574,240
Oil Companies-Exploration & Production — 0.3%
EnCana Corp. Senior Notes 6.50% due 05/15/2019	105,000		119,206
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	45,000		41,512
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000		5,550
Nexen, Inc. Company Guar. Notes 5.88% due 03/10/2035	15,000		16,574
Nexen, Inc. Company Guar. Notes 6.40% due 05/15/2037	40,000		47,927
			230,769
Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	55,000		55,386
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	55,000		51,944
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	70,000		61,775
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	70,000		61,301
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	81,000		74,520
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN	2,500,000	150,755
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	10,000		10,336
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	75,000		69,683
			535,700
Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	25,000		24,188
Semiconductor Components-Integrated Circuits — 0.3%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*	200,000		197,712
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	20,000		19,475
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	15,000		14,953
ArcelorMittal Senior Notes 7.00% due 02/25/2022	2,000		2,155
			17,108
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	100,000		140,693
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	55,000		55,312
Transport-Rail — 0.2%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000		40,196
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	150,000		144,068
			184,264
Total Foreign Corporate Bonds & Notes (cost $4,386,856)			4,336,247
MUNICIPAL BONDS & NOTES — 1.3%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000		103,666
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	130,000		181,839
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	18,000		19,536
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000		9,813
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	250,000		98,142

15

Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	110,000	43,182
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	7,072
State of California General Obligation Bonds 7.63% due 03/01/2040	45,000	65,908
State of California General Obligation Bonds 7.35% due 11/01/2039	5,000	7,019
State of California General Obligation Bonds 7.60% due 11/01/2040	5,000	7,306
State of California General Obligation Bonds 7.55% due 04/01/2039	110,000	159,013
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	116,519
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	20,000	18,639
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000	80,246
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	105,000	111,145
Total Municipal Bonds & Notes (cost $973,063)		1,029,045
U.S. GOVERNMENT AGENCIES — 32.1%
Federal Home Loan Mtg. Corp. — 4.0%
1.89% due 02/01/2037 FRS	3,602	3,792
2.50% due 01/01/2028	10,720	10,952
2.50% due 04/01/2028	23,419	23,926
3.00% due 08/01/2027	16,244	16,846
3.00% due 10/01/2042	26,064	25,993
3.00% due 11/01/2042	9,126	9,101
3.00% due 02/01/2043	43,282	43,154
3.00% due 08/01/2043	87,545	87,250
3.00% due July 30 TBA	500,000	497,012
3.50% due 02/01/2042	12,422	12,793
3.50% due 03/01/2042	6,172	6,364
3.50% due 09/01/2043	44,724	46,162
3.50% due July 30 TBA	1,800,000	1,851,750
4.00% due 03/01/2023	12,377	12,967
4.00% due 10/01/2043	19,648	20,798
4.50% due 01/01/2039	2,078	2,243
5.00% due 12/01/2020	3,086	3,290
5.00% due 07/01/2021	13,580	14,625
5.00% due 05/01/2034	19,980	22,200
5.50% due 07/01/2034	10,354	11,654
5.50% due 07/01/2035	12,472	14,013
5.50% due 04/01/2037	5,512	6,167
5.50% due 05/01/2037	5,103	5,713
5.50% due 08/01/2037	25,092	28,342
6.00% due 08/01/2036	5,046	5,729
6.50% due 05/01/2029	4,100	4,705
6.50% due 11/01/2034	4,318	4,945
6.50% due 05/01/2036	44	50
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(7)	1,897	1,912
Series 1577, Class PK
6.50% due 09/15/2023(7)	15,530	17,060
Series 1226, Class Z
7.75% due 03/15/2022(7)	1,176	1,262
Freddie Mac Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.83% due 03/25/2045 *(6)	100,000	101,316
Series 2014-K503, Class B
3.08% due 10/25/2047 *(6)	90,000	90,638
Series 2012-K706, Class B
4.17% due 11/25/2044 *(6)	75,000	78,663
Series 2010-K8, Class B
5.24% due 09/25/2043*(6)	100,000	111,159
		3,194,546
Federal National Mtg. Assoc. — 22.1%
2.13% due 05/01/2037 FRS	6,201	6,581
2.50% due July 15 TBA	200,000	202,423
2.50% due 02/01/2043	183,485	176,222
2.50% due 03/01/2043	182,581	175,373
2.64% due 03/01/2027	39,825	38,297
2.66% due 03/01/2027	415,000	395,819
2.78% due 03/01/2027	76,000	73,544
2.97% due 06/01/2027	135,000	132,894
3.00% due 10/01/2040 FRS	6,730	7,169
3.00% due 01/01/2028	22,114	22,966
3.00% due July 15 TBA	700,000	725,205
3.00% due July 30 TBA	800,000	797,016
3.50% due 08/01/2026	2,659	2,811
3.50% due 10/01/2028	38,853	41,029
3.50% due July 30 TBA	8,400,000	8,656,594
4.00% due 11/01/2040	93,629	99,759
4.00% due 11/01/2041	5,540	5,895
4.00% due 10/01/2043	96,921	102,695
4.00% due 11/01/2043	13,207	13,993
4.00% due 12/01/2043	53,754	57,464
4.00% due July 30 TBA	1,300,000	1,377,325
4.50% due 01/01/2039	4,870	5,268
4.50% due 06/01/2039	66,089	72,124
4.50% due 05/01/2041	14,555	15,767
4.50% due July 30 TBA	1,500,000	1,621,641
4.83% due 11/01/2015	210,879	211,014
5.00% due 03/01/2018	6,143	6,431
5.00% due 06/01/2019	2,368	2,513
5.00% due 07/01/2040	46,683	51,637
5.50% due 06/01/2020	80,365	85,282
5.50% due 07/01/2020	13,032	13,700
5.50% due 03/01/2021	34,515	37,174
5.50% due 04/01/2021	27,418	28,867
5.50% due 06/01/2021	70,108	75,447
5.50% due 10/01/2021	53,260	57,239
5.50% due 12/01/2021	77,412	82,322
5.50% due 06/01/2022	107,211	116,016
5.50% due 12/01/2029	2,688	3,014
5.50% due 05/01/2034	5,320	5,964
5.50% due 06/01/2036	356,538	402,186
5.50% due 08/01/2037	14,942	16,781
5.50% due 06/01/2038	1,489	1,686
5.50% due July 30 TBA	400,000	449,250
6.00% due 06/01/2017	1,855	1,917
6.00% due 06/01/2026	27,170	30,814
6.00% due 03/01/2027	32,123	36,427
6.00% due 12/01/2033	3,337	3,816
6.00% due 05/01/2034	13,671	15,614

16

6.00% due 08/01/2034		1,145	1,310
6.00% due 06/01/2040		8,570	9,741
6.00% due July 30 TBA		800,000	908,606
6.50% due 08/01/2016		894	912
6.50% due 11/01/2035		10,476	12,030
6.50% due 10/01/2037		3,605	4,173
7.00% due 06/01/2037		29,670	34,165
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)		11,870	11,869
			17,543,791
Government National Mtg. Assoc. — 6.0%
3.50% due July 30 TBA		900,000	934,066
4.00% due 10/15/2040		31,946	34,137
4.00% due 11/15/2040		456,277	486,650
4.00% due 02/15/2041		24,065	25,650
4.00% due 07/15/2041		407,698	434,954
4.00% due 09/15/2041		25,061	26,730
4.00% due 10/15/2041		15,776	16,807
4.00% due 11/15/2041		342,618	364,997
4.50% due 06/15/2041		616,439	670,398
5.00% due 01/15/2033		3,811	4,270
5.00% due 12/15/2038		148,336	164,369
5.00% due 04/15/2039		187,659	208,176
5.00% due 01/15/2040		58,078	64,286
5.00% due 04/15/2041		166,643	184,865
5.00% due July 30 TBA		700,000	774,577
5.50% due 04/15/2036		89,704	101,708
6.00% due 02/15/2033		49,238	55,846
6.50% due 07/15/2028		120,837	137,849
6.50% due 08/15/2028		7,196	8,209
6.50% due 09/15/2028		18,082	21,274
6.50% due 11/15/2028		21,029	24,769
7.00% due 01/15/2033		9,300	11,053
7.00% due 05/15/2033		13,330	16,069
7.00% due 11/15/2033		6,146	7,367
8.00% due 02/15/2030		2,065	2,370
8.50% due 11/15/2017		293	306
9.00% due 11/15/2021		236	271
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(7)		477	540
Series 2005-74, Class HB
7.50% due 09/16/2035(7)		4,534	5,306
Series 2005-74, Class HC
7.50% due 09/16/2035(7)		2,778	3,224
			4,791,093
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018		12,000	12,105
Total U.S. Government Agencies (cost $25,365,331)			25,541,535
U.S. GOVERNMENT TREASURIES — 4.2%
United States Treasury Bonds — 1.2%
2.50% due 02/15/2045(9)		625,000	550,050
3.00% due 11/15/2044		250,000	244,551
6.63% due 02/15/2027		105,000	149,592
			944,193
United States Treasury Notes — 3.0%
United States Treasury Notes TIPS 0.25% due 01/15/2025		2,477,173	2,429,757
Total U.S. Government Treasuries (cost $3,493,224)			3,373,950
FOREIGN GOVERNMENT OBLIGATIONS — 3.5%
Sovereign — 3.5%
Brazil Notas de Tesouro Nacional Bills zero coupon due 01/01/2016	BRL	234,000	70,294
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(10)	BRL	1,069,017	347,514
Dominican Republic Senior Notes 5.50% due 01/27/2025*		100,000	100,250
Federal Republic of Nigeria Bonds 12.15% due 07/18/2034	NGN	9,975,000	41,398
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		125,000	130,625
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		100,000	95,500
Government of Canada Senior Notes 0.88% due 02/14/2017		13,000	13,047
Government of Poland Bonds zero coupon due 07/25/2017	PLN	380,000	97,081
Government of Romania Bonds 5.85% due 04/26/2023	RON	160,000	44,585
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(10)	UYU	2,050,697	64,013
Oriental Republic of Uruguay Bonds 4.25% due 04/05/2027(10)	UYU	2,833,638	99,968
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(10)	UYU	710,220	25,239
Republic of Chile Bonds 3.00% due 01/01/2040(10)	CLP	37,474,440	71,411
Republic of Colombia Bonds 3.00% due 03/25/2033(10)	COP	159,019,432	52,411
Republic of Colombia Bonds 3.50% due 03/10/2021(10)	COP	114,538,472	43,559
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	18,450,000	35,295
Republic of Indonesia Senior Notes 7.88% due 04/15/2019	IDR	883,000,000	65,650
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	1,494,000,000	112,103
Republic of Montenegro Senior Notes 3.88% due 03/18/2020*	EUR	120,000	123,424
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	1,440,000	115,711
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	870,000	67,474

17

Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	1,960,000	154,592
Republic of Turkey Bonds 2.50% due 05/04/2016(10)	TRY	260,408	96,338
Republic of Turkey Bonds 9.00% due 01/27/2016	TRY	170,000	63,113
Russian Federation Bonds 7.50% due 02/27/2019	RUB	3,145,000	51,263
United Mexican States FRS Bonds 3.00% due 05/28/2020	MXN	3,986,500	251,555
United Mexican States FRS Bonds 3.04% due 12/29/2016	MXN	2,290,000	145,487
United Mexican States Bonds 4.00% due 11/15/2040(10)	MXN	1,399,400	95,695
United Mexican States Senior Notes 4.75% due 03/08/2044		107,000	101,650
Total Foreign Government Obligations (cost $2,909,573)			2,776,245
OPTIONS - PURCHASED†(2)(11) — 0.0%
Options Purchased — 0.0%
Call Options - Purchased	HKD	1,495,000	556
Call Options - Purchased	RUB	6,000,000	1
Call Options - Purchased	BRL	380,000	0
Call Options - Purchased	EUR	70,000	450
Total Options - Purchased (cost $6,863)			1,007
Total Long-Term Investment Securities (cost $87,046,600)			88,509,522
REPURCHASE AGREEMENTS — 12.3%
Bank of America Securities LLC Joint Repurchase Agreement(13)		$2,095,000	2,095,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)		1,850,000	1,850,000
BNP Paribas SA Joint Repurchase Agreement(13)		1,850,000	1,850,000
Deutsche Bank AG Joint Repurchase Agreement(13)		2,115,000	2,115,000
RBS Securities, Inc. Joint Repurchase Agreement(13)		1,850,000	1,850,000
Total Repurchase Agreements (cost $9,760,000)			9,760,000
TOTAL INVESTMENTS (cost $96,806,600)(14)		123.4%	98,269,522
Liabilities in excess of other assets		(23.4)	(18,620,481)
NET ASSETS		100.0%	$79,649,041

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2015, the aggregate value of these securities was $15,643,424 representing 19.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $3,573 representing 0.0% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2015, the Multi-Managed Income Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
ION Media Networks, Inc.	04/09/2014	4	$0	$2,563	$640.67	0.00%

(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Loan Obligation
(6)	Commercial Mortgage Backed Security
(7)	Collateralized Mortgage Obligation
(8)	Interest Only
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	Options — Purchased

Options-Purchased
	Expiration	Strike	Notional		Premiums	Value at	Appreciation
Issue	Month	Price	Amount		Paid	June 30, 2015	(Depreciation)
Call option to buy Brazlian Reals in exchange for U.S. dollars with Goldman Sachs International.	September 2015	$2.41	BRL	380,000	$2,816	$0	$(2,816)
Call option to buy Euro Dollars in exchange for U.S. dollars with Goldman Sachs International.	July 2015	1.12	EUR	60,000	1,040	378	(662)
Call option to buy Euro Dollars in exchange for U.S. dollars with Goldman Sachs International.	July 2015	1.13	EUR	10,000	183	72	(111)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International.	March 2016	7.75	HKD	1,495,000	654	556	(98)
Call option to buy Russian Rubles in exchange for U.S. dollars with Goldman Sachs International.	September 2015	36.97	RUB	6,000,000	2,170	1	(2,169)
					$6,863	$1,007	$(5,856)

(12)	Denominated in United States dollars unless otherwise indicated.
(13)	See Note 2 for details of Joint Repurchase Agreements.
(14)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CRC	— Costa Rican Colón
EUR	— Euro Dollar
HKD	— Hong Kong Dollar
IDR	— Indonesian Rupiah
MXN	— Mexican Peso

18

NGN	— Nigerian Naira
PLN	— Polish Zloty
RON	— Romanian Leu
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
TRY	— Turkish Lira
UYU	— Uruguayan Peso
ZAR	— South African Rand
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2015	Unrealized Appreciation (Depreciation)
3	Long	Long Gilt	September 2015	$551,933	$545,522	$(6,411)
4	Long	U.S. Treasury 2YR Notes	September 2015	873,581	875,750	2,169
56	Long	U.S. Treasury 5YR Notes	September 2015	6,679,603	6,678,438	(1,165)
91	Short	U.S. Treasury 10YR Notes	September 2015	11,463,818	11,481,641	(17,823)
5	Short	U.S. Long Bonds	September 2015	773,477	754,219	19,258
18	Long	U.S. Ultra Bonds	September 2015	2,863,266	2,773,125	(90,141)
						$(94,113)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	120,000	USD	129,009	03/15/2017	$—	$(7,259)
Bank of Montreal	TRY	175,000	USD	61,704	09/16/2015	—	(2,185)
Barclays Bank PLC	IDR	451,000,000	USD	31,244	05/18/2016	—	(125)
BNP Paribas SA	USD	98,567	NGN	17,890,000	10/08/2015	—	(16,531)
Citibank N.A.	CZK	1,690,000	USD	69,901	09/16/2015	738	—
	EUR	617,000	USD	691,989	07/31/2015	3,869	—
	EUR	50,000	USD	64,673	09/18/2015	8,869	—
	NGN	17,890,000	USD	78,465	10/08/2015	—	(3,571)
	USD	60,466	RSD	6,000,000	09/18/2015	—	(5,404)
	ZAR	4,568,000	USD	363,477	09/16/2015	—	(7,066)
						13,476	(16,041)
Commonwealth Bank of Australia	USD	56,186	EUR	50,000	09/18/2015	—	(383)

Deutsche Bank AG	GHS	107,000	USD	23,362	09/18/2015	31	—
	USD	133,070	MXN	2,053,000	09/17/2015	—	(3,153)
	USD	50,139	MYR	190,000	09/17/2015	154	—
						185	(3,153)
Goldman Sachs International	HKD	750,000	USD	96,722	03/03/2016	—	(30)
	IDR	1,247,507,000	USD	91,359	09/16/2015	—	(475)
	TRY	90,000	USD	32,108	07/20/2015	—	(1,289)
	USD	32,508	TRY	90,000	07/20/2015	889	—
	USD	62,201	TRY	175,000	09/16/2015	1,689	—
						2,578	(1,794)
HSBC Bank USA, N.A.	GBP	174,000	USD	273,472	07/31/2015	129	—
	MXN	950,000	USD	61,539	09/17/2015	1,422	—
	USD	60,311	UYU	1,650,000	09/16/2015	—	(529)
	USD	141,757	ZAR	1,780,000	09/16/2015	2,632	—
	USD	34,463	MYR	130,000	09/17/2015	—	(52)
	UYU	1,650,000	USD	59,772	09/16/2015	—	(11)
						4,183	(592)
JPMorgan Chase Bank	EUR	42,000	USD	47,268	09/16/2015	395	—
	GHS	89,000	USD	19,390	09/18/2015	—	(17)
	IDR	293,429,000	USD	21,470	09/16/2015	—	(131)
	IDR	440,000,000	USD	30,397	05/18/2016	—	(206)
	RUB	1,610,000	USD	28,817	07/17/2015	—	(194)
	USD	26,160	KES	2,565,000	07/13/2015	—	(387)
	USD	29,406	RUB	1,610,000	07/17/2015	—	(396)
						395	(1,331)
Royal Bank of Canada	MXN	8,668,000	USD	554,509	09/17/2015	5,987	—
Standard Chartered Bank	CLP	23,150,000	USD	36,698	09/16/2015	740	—
	COP	72,100,000	USD	28,114	09/16/2015	666	—
	USD	66,306	KES	6,498,000	07/13/2015	—	(1,014)
						1,406	(1,014)
State Street Bank and Trust Co.	BRL	215,000	USD	67,268	07/02/2015	—	(1,883)
	CLP	23,150,000	USD	36,369	09/16/2015	411	—
	USD	69,297	BRL	215,000	07/02/2015	—	(145)
	USD	11,195	EUR	10,000	07/31/2015	—	(43)
	USD	13,044	CLP	8,300,000	09/16/2015	—	(152)
						411	(2,223)
UBS AG	BRL	215,000	USD	69,297	07/02/2015	145	—
	USD	68,734	BRL	215,000	07/02/2015	418	—
						563	—
Net Unrealized Appreciation (Depreciation)						$29,184	$(52,631)

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombina Peso

CZK — Czech Republic Koruna

EUR — Euro Dollar

GBP — Pound Sterling

GHS — Ghanaian Cedi

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

KES — Kenyan Shilling

MXN — Mexican Peso

MYR — Myalaysian Ringgit

NGN — Nigerian Naira

RSD — Serbian Dinar

RUB — Russian Ruble

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2015(2)	Notional Amount(3)	Value at June 30, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation 7.50% due 03/31/2030	(1.00)%	12/20/2019	Goldman Sachs International	3.28%	$40,000	$3,683	$7,770	$(4,087)
Ukraine Government 6.75% due 11/14/2017	(5.00)	12/20/2019	Goldman Sachs International	169.96	25,000	12,887	7,725	5,162

						$16,570	$15,495	$1,075

(1)                                 If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)                                 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)                                 The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)                                 The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$2,563	$2,563
Other Industries	12,740,464	—	—	12,740,464
Preferred Securities/Capital Securities	—	1,853,038	—	1,853,038
Asset Backed Securities	—	19,343,877	—	19,343,877
U.S. Corporate Bonds & Notes	—	17,511,551	—	17,511,551
Foreign Corporate Bonds & Notes	—	4,336,247	—	4,336,247
Municipal Bond & Notes	—	1,029,045	—	1,029,045
U.S. Government Agencies	—	25,541,535	—	25,541,535
U.S. Government Treasuries	—	3,373,950	—	3,373,950
Foreign Government Obligations	—	2,776,245	—	2,776,245
Options - Purchased	1,007	—	—	1,007
Repurchase Agreements	—	9,760,000	—	9,760,000
Total Investments at Value	$12,741,471	$85,525,488	$2,563	$98,269,522

Other Financial Instruments:+
Futures Contracts	$21,427	$—	$—	$21,427
Forward Foreign Currency Contracts	—	29,184	—	29,184
Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection	—	5,162	—	5,162
Total Other Financial Instruments	$21,427	$34,346	$—	$55,773

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$115,540	$—	$—	$115,540
Forward Foreign Currency Contracts	—	52,631	—	52,631
Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection	—	4,087	—	4,087
Total Other Financial Instruments	$115,540	$56,718	$—	$172,258

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

19

SEASONS SERIES TRUST ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount (10)	Value (Note 1)
COMMON STOCKS — 82.7%
Advertising Agencies — 0.0%
WPP PLC	1,736	$38,897
Advertising Services — 0.1%
Publicis Groupe SA	1,024	75,711
Vertis, Inc.†(4)(11)	99	0
		75,711
Aerospace/Defense — 2.0%
BAE Systems PLC	15,768	111,787
Cubic Corp.	1,116	53,099
General Dynamics Corp.	8,900	1,261,041
Northrop Grumman Corp.	6,300	999,369
Raytheon Co.	2,800	267,904
Spirit AeroSystems Holdings, Inc., Class A†	4,200	231,462
		2,924,662
Aerospace/Defense-Equipment — 0.1%
Airbus Group SE	872	56,579
Orbital ATK, Inc.	176	12,912
Triumph Group, Inc.	677	44,675
		114,166
Agricultural Chemicals — 0.1%
Monsanto Co.	99	10,552
PhosAgro OAO GDR	3,327	42,586
Syngenta AG	307	124,777
		177,915
Agricultural Operations — 0.8%
Andersons, Inc.	663	25,857
Bunge, Ltd.	13,000	1,141,400
		1,167,257
Airlines — 0.8%
Air Arabia PJSC	95,252	42,012
ANA Holdings, Inc.	51,000	138,392
Delta Air Lines, Inc.	1,400	57,512
International Consolidated Airlines Group SA†	2,370	18,422
Japan Airlines Co., Ltd.	300	10,467
JetBlue Airways Corp.†	1,317	27,341
Southwest Airlines Co.	26,100	863,649
Turk Hava Yollari†	14,302	46,960
		1,204,755
Airport Development/Maintenance — 0.0%
Aena SA†*	171	17,871
Apparel Manufacturers — 0.5%
Carter’s, Inc.	4,300	457,090
G-III Apparel Group, Ltd.†	469	32,994
Moncler SpA	1,149	21,290
Oxford Industries, Inc.	672	58,766
Sequential Brands Group, Inc.†	1,957	29,923
VF Corp.	1,800	125,532
Vince Holding Corp.†	834	9,991
		735,586
Applications Software — 0.7%
Constant Contact, Inc.†	591	16,997
Intuit, Inc.	6,900	695,313
Microsoft Corp.	5,272	232,759
Verint Systems, Inc.†	559	33,956
		979,025
Athletic Footwear — 0.7%
adidas AG	586	44,849
NIKE, Inc., Class B	8,600	928,972
		973,821
Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc.	6,367	238,126
Sotheby’s	732	33,115
		271,241
Audio/Video Products — 0.2%
Panasonic Corp.	12,100	166,247
Skyworth Digital Holdings, Ltd.	54,000	48,068
TiVo, Inc.†	1,408	14,277
		228,592
Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG	847	92,709
Daimler AG	143	13,016
Fiat Chrysler Automobiles NV†	1,054	15,440
Fuji Heavy Industries, Ltd.	4,400	162,072
Nissan Motor Co., Ltd.	1,800	18,752
Peugeot SA†	4,407	90,623
Toyota Motor Corp.	4,300	288,213
		680,825
Auto-Truck Trailers — 0.0%
Wabash National Corp.†	4,153	52,079
Auto/Truck Parts & Equipment-Original — 0.9%
Allison Transmission Holdings, Inc.	15,300	447,678
American Axle & Manufacturing Holdings, Inc.†	753	15,745
Cooper-Standard Holding, Inc.†	677	41,615
Dana Holding Corp.	1,629	33,525
Denso Corp.	1,200	59,772
JTEKT Corp.	1,000	18,940
Lear Corp.	3,200	359,232
Meritor, Inc.†	3,159	41,446
Miller Industries, Inc.	1,012	20,189
Tenneco, Inc.†	421	24,182
Tower International, Inc.†	1,031	26,858
Toyota Industries Corp.	300	17,110
Valeo SA	787	124,019
Visteon Corp.†	464	48,711
		1,279,022
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	593	12,738
Remy International, Inc.	832	18,395
Standard Motor Products, Inc.	1,469	51,591
		82,724
Banks-Commercial — 2.0%
Access National Corp.	790	15,358
Australia & New Zealand Banking Group, Ltd.	2,687	66,756
Banco Bilbao Vizcaya Argentaria SA	6,722	65,887
Banco de Sabadell SA	3,192	7,704
Banco Santander SA	12,260	85,617
Bank of China, Ltd.	134,000	87,299
Bank of Ireland†	80,608	32,531
Bank of Queensland, Ltd.	1,457	14,355
Bank of Yokohama, Ltd.	14,000	85,863
Bankia SA	42,368	53,752

1

Cardinal Financial Corp.	1,620	35,300
China Construction Bank Corp.	134,000	122,564
Citizens & Northern Corp.	1,027	21,105
Commercial International Bank Egypt SAE GDR	16,367	120,297
Commonwealth Bank of Australia	1,641	107,784
Credicorp, Ltd.	289	40,148
Customers Bancorp, Inc.†	2,103	56,550
DBS Group Holdings, Ltd.	6,200	95,243
DNB ASA	707	11,795
Dubai Islamic Bank PJSC	65,965	122,846
East West Bancorp, Inc.	556	24,920
Farmers Capital Bank Corp.†	719	20,441
Financial Institutions, Inc.	1,058	26,281
First Community Bancshares, Inc.	1,008	18,366
First NBC Bank Holding Co.†	1,128	40,608
FirstMerit Corp.	1,248	25,996
Grupo Financiero Banorte SAB de CV, Class O	16,306	89,656
Hang Seng Bank, Ltd.	6,900	134,857
Hanmi Financial Corp.	2,102	52,214
Heartland Financial USA, Inc.	710	26,426
Industrial & Commercial Bank of China, Ltd., Class H	124,000	98,380
ING Groep NV CVA	2,034	33,583
Intesa Sanpaolo SpA	23,810	86,323
Itau Unibanco Holding SA ADR	4,388	48,049
Joyo Bank, Ltd.	13,000	72,868
King S Town Bank	80,000	69,487
MainSource Financial Group, Inc.	1,556	34,154
Metro Bank PLC†(4)(11)	736	17,448
Mizuho Financial Group, Inc.	3,900	8,445
National Australia Bank, Ltd.	2,853	73,323
Opus Bank	904	32,707
PacWest Bancorp	411	19,218
Peoples Bancorp, Inc.	984	22,967
Permanent TSB Group Holdings PLC†	7,593	39,718
Popular, Inc.†	831	23,983
Republic Bancorp, Inc., Class A	642	16,499
Resona Holdings, Inc.	27,000	147,481
Skandinaviska Enskilda Banken AB, Class A	7,959	101,769
Sumitomo Mitsui Financial Group, Inc.	700	31,224
Swedbank AB, Class A	3,453	80,516
Talmer Bancorp, Inc., Class A	1,677	28,090
United Community Banks, Inc.	1,030	21,496
United Overseas Bank, Ltd.	400	6,851
Westpac Banking Corp.	3,185	79,005
		2,902,103
Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	5,200	218,244
State Street Corp.	18,000	1,386,000
		1,604,244
Banks-Mortgage — 0.0%
Home Capital Group, Inc.	192	6,653
Banks-Super Regional — 0.5%
PNC Financial Services Group, Inc.	2,700	258,255
Wells Fargo & Co.	9,356	526,181
		784,436
Batteries/Battery Systems — 0.1%
EnerSys	1,208	84,910
Beverages-Non-alcoholic — 0.6%
Britvic PLC	1,109	12,503
Dr Pepper Snapple Group, Inc.	11,000	801,900
		814,403
Beverages-Wine/Spirits — 0.0%
Diageo PLC	2,375	68,701
Bicycle Manufacturing — 0.0%
Shimano, Inc.	500	68,227
Brewery — 0.2%
Anheuser-Busch InBev NV	1,404	168,264
SABMiller PLC†	1,149	59,650
		227,914
Broadcast Services/Program — 1.0%
Discovery Communications, Inc., Class A†	39,500	1,313,770
Global Mediacom Tbk PT	79,700	6,994
Scripps Networks Interactive, Inc., Class A	3,100	202,647
		1,523,411
Building & Construction Products-Misc. — 0.1%
China Singyes Solar Technologies Holdings, Ltd.	34,000	43,643
Cie de Saint-Gobain	546	24,513
Geberit AG	248	82,680
LIXIL Group Corp.	800	15,884
		166,720
Building Products-Cement — 0.1%
Continental Building Products, Inc.†	2,637	55,878
CRH PLC	196	5,533
US Concrete, Inc.†	865	32,775
		94,186
Building Products-Doors & Windows — 0.0%
PGT, Inc.†	4,434	64,337
Building Products-Wood — 0.0%
Boise Cascade Co.†	700	25,676
Building-Heavy Construction — 0.6%
Boskalis Westminster NV	1,409	68,959
Chicago Bridge & Iron Co. NV	945	47,288
DMCI Holdings, Inc.	104,700	30,651
MasTec, Inc.†	2,638	52,417
Mota-Engil Africa NV	1,426	10,731
Mota-Engil SGPS SA†	24,342	61,928
SBA Communications Corp., Class A†	5,000	574,850
Vinci SA	235	13,592
		860,416
Building-Maintenance & Services — 0.0%
Babcock International Group PLC	3,951	67,046

2

Cable/Satellite TV — 0.0%
Liberty Global PLC, Class C†	188	9,519
Numericable-SFR SAS†	375	19,877
		29,396
Casino Hotels — 0.1%
Grand Korea Leisure Co., Ltd.	916	25,539
Melco Crown Entertainment, Ltd. ADR	400	7,852
MGM China Holdings, Ltd.	26,000	42,531
		75,922
Cellular Telecom — 0.2%
China Mobile, Ltd.	12,000	153,879
NTT DOCOMO, Inc.	5,300	101,509
Vodafone Group PLC	19,530	70,533
		325,921
Chemicals-Diversified — 1.3%
Aceto Corp.	711	17,512
Akzo Nobel NV	315	22,921
BASF SE†	1,192	104,744
Innophos Holdings, Inc.	588	30,952
Innospec, Inc.	797	35,897
Koppers Holdings, Inc.	2,213	54,706
LyondellBasell Industries NV, Class A	14,300	1,480,336
Nitto Denko Corp.	1,800	147,959
Orion Engineered Carbons SA	1,705	31,474
Symrise AG	450	27,929
		1,954,430
Chemicals-Plastics — 0.1%
EMS-Chemie Holding AG	157	66,330
PolyOne Corp.	630	24,677
		91,007
Chemicals-Specialty — 0.1%
Cabot Corp.	481	17,937
Kraton Performance Polymers, Inc.†	746	17,814
Minerals Technologies, Inc.	315	21,461
Soulbrain Co., Ltd.†	1,218	53,341
		110,553
Circuit Boards — 0.0%
Silergy Corp.†	2,198	22,582
Coatings/Paint — 0.6%
Sherwin-Williams Co.	3,300	907,566
Coffee — 0.0%
Farmer Bros. Co.†	526	12,361
Commercial Services — 0.0%
Elis SA	303	5,952
Live Nation Entertainment, Inc.†	1,528	42,005
		47,957
Commercial Services-Finance — 0.1%
Cardtronics, Inc.†	1,019	37,754
Experian PLC	3,849	70,093
Global Cash Access Holdings, Inc.†	2,788	21,579
Net 1 UEPS Technologies, Inc.†	2,480	45,335
		174,761
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	622	28,332
Computer Data Security — 0.0%
Qualys, Inc.†	316	12,751
Sophos Group PLC†(11)	4,267	15,688
		28,439
Computer Services — 1.0%
Amdocs, Ltd.	7,100	387,589
Barracuda Networks, Inc.†	606	24,010
CACI International, Inc., Class A†	249	20,142
Computer Sciences Corp.	10,200	669,528
Engility Holdings, Inc.	1,447	36,406
Leidos Holdings, Inc.	8,000	322,960
Manhattan Associates, Inc.†	643	38,355
MAXIMUS, Inc.	385	25,306
		1,524,296
Computer Software — 0.1%
Apigee Corp.†	1,202	11,936
AVG Technologies NV†	1,400	38,094
Blackbaud, Inc.	533	30,354
Cornerstone OnDemand, Inc.†	602	20,950
SS&C Technologies Holdings, Inc.	436	27,250
		128,584
Computers — 2.9%
Apple, Inc.	33,322	4,179,412
Lenovo Group, Ltd.	12,000	16,626
		4,196,038
Computers-Integrated Systems — 0.1%
Fujitsu, Ltd.	11,000	61,514
MTS Systems Corp.	258	17,789
NetScout Systems, Inc.†	224	8,214
NTT Data Corp.	1,100	48,086
VeriFone Systems, Inc.†	945	32,092
		167,695
Computers-Memory Devices — 0.7%
Brocade Communications Systems, Inc.	6,581	78,182
EMC Corp.	31,700	836,563
Nimble Storage, Inc.†	679	19,053
Quantum Corp.†	12,124	20,368
		954,166
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	510	22,542
Synaptics, Inc.†	1,208	104,776
		127,318
Consulting Services — 0.1%
CEB, Inc.	287	24,986
Qualicorp SA	9,000	57,055
		82,041
Consumer Products-Misc. — 0.6%
Kimberly-Clark Corp.	7,900	837,163
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	13,000	687,830
Containers-Paper/Plastic — 0.1%
Amcor, Ltd.	10,280	108,821

3

Cosmetics & Toiletries — 0.5%
Avon Products, Inc.	1,918	12,007
Colgate-Palmolive Co.	3,500	228,935
Coty, Inc., Class A	2,628	84,017
Kao Corp.	2,800	130,248
L’Oreal SA	520	92,755
LG Household & Health Care, Ltd.	93	64,532
Shiseido Co., Ltd.	800	18,159
Unilever NV CVA	1,948	81,125
		711,778
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	1,100	134,200
Decision Support Software — 0.0%
Castlight Health, Inc., Class B†	2,340	19,048
QAD, Inc., Class A	1,221	32,271
		51,319
Diagnostic Equipment — 0.0%
Cepheid†	245	14,982
Diagnostic Kits — 0.1%
Alere, Inc.†	1,915	101,016
OraSure Technologies, Inc.†	3,650	19,674
Trinity Biotech PLC ADR	639	11,540
		132,230
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	2,900	495,030
ICU Medical, Inc.†	873	83,511
		578,541
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc.†	1,216	40,396
Wolseley PLC	634	40,474
		80,870
Diversified Banking Institutions — 5.1%
Bank of America Corp.	117,600	2,001,552
Barclays PLC	9,198	37,648
BNP Paribas SA	1,272	76,789
Credit Agricole SA	9,007	133,953
Credit Suisse Group AG	1,935	53,189
Deutsche Bank AG	2,007	60,301
Goldman Sachs Group, Inc.	6,400	1,336,256
HSBC Holdings PLC	21,992	196,998
JPMorgan Chase & Co.	33,589	2,275,991
Lloyds Banking Group PLC	165,528	221,697
Mitsubishi UFJ Financial Group, Inc.	17,700	127,242
Morgan Stanley	19,000	737,010
Natixis SA	3,911	28,145
UBS Group AG	6,584	139,645
UniCredit SpA	9,045	60,755
		7,487,171
Diversified Financial Services — 0.1%
CTBC Financial Holding Co., Ltd.	154,624	121,777
Virgin Money Holdings UK PLC†	4,346	30,080
		151,857
Diversified Manufacturing Operations — 0.6%
AZZ, Inc.	478	24,760
Bombardier, Inc., Class B	6,731	12,126
Chase Corp.	364	14,469
Illinois Tool Works, Inc.	2,800	257,012
Ingersoll-Rand PLC	4,400	296,648
LSB Industries, Inc.†	1,892	77,269
Siemens AG	976	98,309
Standex International Corp.	465	37,167
Trinity Industries, Inc.	1,536	40,597
		858,357
Diversified Minerals — 0.1%
BHP Billiton PLC	2,635	51,711
BHP Billiton, Ltd.	4,224	88,157
Sumitomo Metal Mining Co., Ltd.	5,000	76,133
		216,001
Diversified Operations — 0.1%
Siam Cement PCL NVDR	2,800	43,108
Wendel SA	622	76,244
		119,352
Diversified Operations/Commercial Services — 0.1%
Bunzl PLC	3,067	83,755
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	1,861	14,814
Depomed, Inc.†	970	20,816
DexCom, Inc.†	534	42,709
		78,339
E-Commerce/Products — 1.2%
Alibaba Group Holding, Ltd. ADR†	1,099	90,415
eBay, Inc.†	26,400	1,590,336
Shutterfly, Inc.†	210	10,040
Vipshop Holdings, Ltd. ADR†	1,174	26,121
		1,716,912
E-Commerce/Services — 0.3%
Ctrip.com International, Ltd. ADR†	1,101	79,955
Liberty Ventures, Series A†	7,000	274,890
RetailMeNot, Inc.†	2,257	40,242
		395,087
E-Marketing/Info — 0.0%
TubeMogul, Inc.†	837	11,961
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,308	25,166
Electric-Generation — 0.1%
China Resources Power Holdings Co., Ltd.	26,000	72,115
Huadian Fuxin Energy Corp., Ltd.	94,000	45,111
Malakoff Corp Bhd	70,200	32,560
		149,786
Electric-Integrated — 1.7%
AES Corp.	12,300	163,098
Alliant Energy Corp.	900	51,948
American Electric Power Co., Inc.	16,300	863,411
Enel SpA†	19,451	88,128
Enersis SA ADR	2,861	45,290
Entergy Corp.	15,100	1,064,550

4

OGE Energy Corp.	1,400	39,998
Origin Energy, Ltd.	714	6,594
Power Assets Holdings, Ltd.	8,000	72,863
RWE AG	326	7,009
SSE PLC	447	10,788
Tokyo Electric Power Co., Inc.†	22,400	122,080
		2,535,757
Electric-Transmission — 0.1%
Red Electrica Corp. SA	1,941	155,543
Electronic Components-Misc. — 0.4%
Casetek Holdings Ltd.	9,000	55,713
Hoya Corp.	4,300	172,407
Japan Display, Inc.†	3,800	14,314
Murata Manufacturing Co., Ltd.	1,000	174,531
Plexus Corp.†	1,178	51,691
Sanmina Corp.†	1,104	22,257
Stoneridge, Inc.†	2,252	26,371
		517,284
Electronic Components-Semiconductors — 1.1%
Applied Micro Circuits Corp.†	4,576	30,888
Avago Technologies, Ltd.	4,400	584,892
Cavium, Inc.†	280	19,267
CEVA, Inc.†	1,597	31,030
DSP Group, Inc.†	3,618	37,374
Fairchild Semiconductor International, Inc.†	1,036	18,006
Infineon Technologies AG	8,030	99,638
Intersil Corp., Class A	2,009	25,133
Lattice Semiconductor Corp.†	6,331	37,290
Mellanox Technologies, Ltd.†	533	25,898
Microsemi Corp.†	653	22,822
Monolithic Power Systems, Inc.	366	18,560
ON Semiconductor Corp.†	4,629	54,113
QLogic Corp.†	6,513	92,420
Qorvo, Inc.†	693	55,627
Rovi Corp.†	1,283	20,464
Samsung Electronics Co., Ltd.	304	345,575
Semtech Corp.†	640	12,704
Silicon Laboratories, Inc.†	245	13,232
Sumco Corp.	1,400	17,536
		1,562,469
Electronic Design Automation — 0.0%
Mentor Graphics Corp.	2,622	69,299
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	12,300	474,534
Sartorius AG (Preference Shares)	53	9,853
Wasion Group Holdings, Ltd.†	34,000	52,284
		536,671
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	434	24,981
Electronic Security Devices — 0.0%
Kaba Holding AG	27	16,071
Tyco International PLC	295	11,352
		27,423
Electronics-Military — 0.6%
L-3 Communications Holdings, Inc.	6,300	714,294
Safran SA	2,255	152,825
		867,119
Energy-Alternate Sources — 0.2%
First Gen Corporation Common Stock Php1.	76,000	45,509
Green Plains, Inc.	1,394	38,405
Pacific Ethanol, Inc.†	2,608	26,914
REX American Resources Corp.†	642	40,857
Sao Martinho SA	2,803	33,808
TerraForm Power, Inc., Class A	717	27,232
Vestas Wind Systems A/S	2,647	132,114
		344,839
Engineering/R&D Services — 0.2%
KBR, Inc.	14,400	280,512
Enterprise Software/Service — 1.2%
MobileIron, Inc.†	1,875	11,081
Oracle Corp.	39,650	1,597,895
Proofpoint, Inc.†	439	27,951
PROS Holdings, Inc.†	672	14,186
SAP SE	407	28,405
SYNNEX Corp.	496	36,302
Tyler Technologies, Inc.†	282	36,485
Veeva Systems, Inc., Class A†	786	22,032
		1,774,337
Entertainment Software — 0.1%
Glu Mobile, Inc.†	6,088	37,807
NetEase, Inc. ADR	413	59,829
		97,636
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.	2,349	60,228
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	390	18,919
Female Health Care Products — 0.0%
Asaleo Care, Ltd.	2,434	3,568
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	84	20,679
Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	1,144	48,895
Nelnet, Inc., Class A	1,146	49,633
PRA Group, Inc.†	590	36,763
World Acceptance Corp.†	320	19,683
		154,974
Finance-Investment Banker/Broker — 0.1%
GAIN Capital Holdings, Inc.	2,728	26,080
KCG Holdings, Inc., Class A†	2,801	34,536
Mirae Asset Securities Co., Ltd.	812	36,762
Oppenheimer Holdings, Inc., Class A	1,028	27,016
		124,394
Finance-Leasing Companies — 0.1%
Far East Horizon, Ltd.	61,000	57,604
Mitsubishi UFJ Lease & Finance Co., Ltd.	17,700	96,899
		154,503

5

Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	553	10,817
Federal Agricultural Mtg. Corp., Class C	718	20,865
		31,682
Finance-Other Services — 0.0%
Moscow Exchange OAO	31,606	39,805
Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	3,000	49,770
Food-Catering — 0.1%
Compass Group PLC	10,008	165,585
Food-Confectionery — 0.0%
Barry Callebaut AG	31	35,312
Food-Meat Products — 0.1%
JBS SA	13,350	70,247
WH Group, Ltd.†*	78,455	53,541
		123,788
Food-Misc./Diversified — 1.7%
Associated British Foods PLC	782	35,277
Cal-Maine Foods, Inc.	975	50,895
Calbee, Inc.	1,900	80,108
Gruma S.A.B. de CV	4,836	62,383
JG Summit Holdings, Inc.	26,580	42,266
John B. Sanfilippo & Son, Inc.	1,540	79,926
Kerry Group PLC, Class A	540	40,028
Mondelez International, Inc., Class A	38,600	1,588,004
Nestle SA	5,102	368,346
Pinnacle Foods, Inc.	1,410	64,211
Unilever PLC	1,420	60,911
		2,472,355
Food-Retail — 0.3%
Carrefour SA	2,594	83,056
Distribuidora Internacional de Alimentacion SA	7,219	55,130
Koninklijke Ahold NV	7,755	145,247
Seven & I Holdings Co., Ltd.	100	4,298
Shoprite Holdings, Ltd.	3,292	46,947
WM Morrison Supermarkets PLC	935	2,656
Woolworths, Ltd.	1,197	24,899
X5 Retail Group NV GDR†	3,000	49,950
		412,183
Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	1,431	46,565
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	521	37,497
Iconix Brand Group, Inc.†	1,399	34,933
Steven Madden, Ltd.†	505	21,604
Wolverine World Wide, Inc.	1,382	39,359
		133,393
Gas-Distribution — 0.5%
Centrica PLC	18,408	76,300
Tokyo Gas Co., Ltd.	7,000	37,178
UGI Corp.	16,750	577,038
		690,516
Gold Mining — 0.0%
Sibanye Gold, Ltd.	23,904	38,353
Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	944	30,255
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	2,065	54,392
Leggett & Platt, Inc.	5,200	253,136
		307,528
Hotels/Motels — 0.9%
Accor SA	212	10,700
Dalata Hotel Group, Ltd.†	2,460	9,873
Hilton Worldwide Holdings, Inc.†	24,000	661,200
Marcus Corp.	1,930	37,017
Marriott International, Inc., Class A	1,800	133,902
Wyndham Worldwide Corp.	4,900	401,359
		1,254,051
Human Resources — 0.4%
Adecco SA	1,528	124,044
Barrett Business Services, Inc.	290	10,533
Kforce, Inc.	1,792	40,983
Korn/Ferry International	968	33,657
ManpowerGroup, Inc.	1,400	125,132
Monster Worldwide, Inc.†	8,877	58,056
On Assignment, Inc.†	2,746	107,863
Recruit Holdings Co., Ltd.	100	3,052
TrueBlue, Inc.†	1,758	52,564
		555,884
Import/Export — 0.0%
ITOCHU Corp.	500	6,606
Mitsubishi Corp.	1,800	39,593
		46,199
Industrial Automated/Robotic — 0.2%
FANUC Corp.	900	184,434
Hollysys Automation Technologies, Ltd.	2,148	51,617
		236,051
Instruments-Controls — 0.0%
Woodward, Inc.	1,291	70,992
Insurance Brokers — 0.1%
Aon PLC	800	79,744
Insurance-Life/Health — 1.4%
AIA Group, Ltd.	33,000	215,202
American Equity Investment Life Holding Co.	1,931	52,098
Cathay Financial Holding Co., Ltd.†	38,000	66,383
Challenger, Ltd.†	8,639	44,792
CNO Financial Group, Inc.	2,006	36,810
Hanwha Life Insurance Co., Ltd.	7,956	56,561
Legal & General Group PLC	24,982	97,701
Prudential Financial, Inc.	13,200	1,155,264
Prudential PLC	5,832	140,431
St James’s Place PLC	1,161	16,527
Swiss Life Holding AG	319	73,050

6

Symetra Financial Corp.	1,730	41,814
		1,996,633
Insurance-Multi-line — 0.8%
ACE, Ltd.	87	8,846
Ageas	2,614	100,701
Allianz SE	930	144,842
Assicurazioni Generali SpA	5,936	106,943
AXA SA	3,692	93,146
CNP Assurances	7,179	119,892
Genworth Financial, Inc., Class A†	69,002	522,345
		1,096,715
Insurance-Property/Casualty — 0.3%
Admiral Group PLC	825	17,979
AmTrust Financial Services, Inc.	1,089	71,340
Employers Holdings, Inc.	2,499	56,927
Federated National Holding Co.	2,446	59,193
HCI Group, Inc.	1,079	47,703
Heritage Insurance Holdings, Inc.†	2,479	56,992
Intact Financial Corp.	114	7,922
United Insurance Holdings Corp.	3,518	54,670
		372,726
Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	1,500	71,850
Axis Capital Holdings, Ltd.	3,000	160,110
Everest Re Group, Ltd.	200	36,402
Korean Reinsurance Co.†	3,172	34,978
Maiden Holdings, Ltd.	1,736	27,394
Muenchener Rueckversicherungs-Gesellschaft AG	303	53,710
Reinsurance Group of America, Inc.	600	56,922
SCOR SE	259	9,137
		450,503
Internet Application Software — 0.1%
Tencent Holdings, Ltd.	9,600	191,714
Internet Connectivity Services — 0.0%
Com Hem Holding AB	3,507	32,511
Internet Content-Entertainment — 0.0%
NCsoft Corp.†	321	57,123
Pandora Media, Inc.†	457	7,102
		64,225
Internet Financial Services — 0.1%
SBI Holdings, Inc.	5,900	81,280
Internet Security — 0.4%
Symantec Corp.	23,900	555,675
Internet Telephone — 0.0%
magicJack VocalTec, Ltd.†	3,441	25,567
Investment Companies — 0.1%
EXOR SpA	1,238	59,099
Hercules Technology Growth Capital, Inc.	1,667	19,254
Macquarie Korea Infrastructure Fund†	4,500	32,476
Solar Capital, Ltd.	1,409	25,362
		136,191
Investment Management/Advisor Services — 0.1%
Ashford, Inc.†	36	3,142
China Cinda Asset Management Co. Ltd.	118,000	65,762
Medley Capital Corp.	3,412	30,401
NorthStar Asset Management Group, Inc.	6,100	112,789
		212,094
Lighting Products & Systems — 0.0%
OSRAM Licht AG	1,166	55,838
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	558	38,580
Machine Tools & Related Products — 0.1%
Sandvik AB	10,631	117,533
THK Co., Ltd.†	3,100	67,023
		184,556
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	322	22,308
Machinery-Electrical — 0.2%
ABB, Ltd.	4,573	95,769
Mitsubishi Electric Corp.	12,000	155,117
		250,886
Machinery-General Industrial — 0.8%
Altra Industrial Motion Corp.	1,202	32,670
IDEX Corp.	3,200	251,456
Kadant, Inc.	886	41,819
Rheinmetall AG	351	17,799
Roper Technologies, Inc.	4,600	793,316
		1,137,060
Marine Services — 0.0%
Ezion Holdings, Ltd.	63,080	48,006
Medical Information Systems — 0.0%
Press Ganey Holdings, Inc.†	235	6,737
Medical Instruments — 0.5%
AtriCure, Inc.†	949	23,383
CHC Healthcare Group	18,000	30,628
CONMED Corp.	783	45,625
Edwards Lifesciences Corp.†	4,000	569,720
Entellus Medical, Inc.†	588	15,212
Spectranetics Corp.†	1,026	23,608
		708,176
Medical Products — 0.2%
Accuray, Inc.†	2,191	14,767
Globus Medical, Inc., Class A†	961	24,669
Greatbatch, Inc.†	1,188	64,057
Hill-Rom Holdings, Inc.	1,049	56,992
MiMedx Group, Inc.†	2,113	24,490
Rockwell Medical, Inc.†	3,851	62,078
Sientra, Inc.†	247	6,232
West Pharmaceutical Services, Inc.	1,037	60,229
Zeltiq Aesthetics, Inc.†	923	27,201
		340,715

7

Medical Sterilization Products — 0.0%
STERIS Corp.	287	18,494
Medical-Biomedical/Gene — 2.2%
AMAG Pharmaceuticals, Inc.†	2,596	179,280
Applied Genetic Technologies Corp.†	748	11,474
Ardelyx, Inc.†	1,947	31,094
ARIAD Pharmaceuticals, Inc.†	8,503	70,320
Cambrex Corp.†	1,694	74,434
Celgene Corp.†	8,436	976,340
China Biologic Products, Inc.†	127	14,625
Dynavax Technologies Corp.†	1,389	32,537
Emergent BioSolutions, Inc.†	1,283	42,275
Exact Sciences Corp.†	365	10,855
Gilead Sciences, Inc.	13,046	1,527,426
Ligand Pharmaceuticals, Inc.†	189	19,070
Medicines Co.†	297	8,497
Merrimack Pharmaceuticals, Inc.†	2,373	29,342
Myriad Genetics, Inc.†	415	14,106
OncoMed Pharmaceuticals, Inc.†	478	10,755
Prothena Corp. PLC†	1,024	53,934
PTC Therapeutics, Inc.†	466	22,429
Repligen Corp.†	1,356	55,962
Retrophin, Inc.†	597	19,791
Sage Therapeutics, Inc.†	237	17,301
		3,221,847
Medical-Drugs — 5.3%
AbbVie, Inc.	8,300	557,677
ACADIA Pharmaceuticals, Inc.†	812	34,007
Akorn, Inc.†	307	13,404
Alimera Sciences, Inc.†	2,940	13,553
Alkermes PLC†	212	13,640
Astellas Pharma, Inc.	11,000	156,886
AstraZeneca PLC	3,159	199,486
Bayer AG	1,574	220,312
BioSpecifics Technologies Corp.†	433	22,343
Bristol-Myers Squibb Co.	175	11,644
Carbylan Therapeutics, Inc.†	360	2,574
Cardiome Pharma Corp.†	7,593	71,450
Conatus Pharmaceuticals, Inc.†	328	1,689
Enanta Pharmaceuticals, Inc.†	515	23,170
GlaxoSmithKline PLC	6,880	142,965
Grifols SA ADR	484	14,989
Hua Han Bio-Pharmaceutical Holdings, Ltd.	220,000	41,153
Immune Design Corp.†	617	12,741
Infinity Pharmaceuticals, Inc.†	904	9,899
Insys Therapeutics, Inc.†	976	35,058
Jazz Pharmaceuticals PLC†	1,086	191,212
Johnson & Johnson	6,187	602,985
Merck & Co., Inc.	30,376	1,729,306
Merck KGaA	642	63,972
Novartis AG	2,909	286,715
Novo Nordisk A/S, Class B	2,711	147,706
Ophthotech Corp.†	517	26,915
Pacira Pharmaceuticals, Inc.†	414	29,278
Pernix Therapeutics Holdings, Inc.†	3,679	21,780
Pfizer, Inc.	62,723	2,103,102
POZEN, Inc.†	5,609	57,829
Prestige Brands Holdings, Inc.†	617	28,530
Receptos, Inc.†	308	58,535
Roche Holding AG	825	231,189
Sanofi	1,921	188,977
Shionogi & Co., Ltd.	3,000	116,313
Shire PLC	1,339	107,194
Stada Arzneimittel AG	252	8,500
Sucampo Pharmaceuticals, Inc., Class A†	1,564	25,697
TESARO, Inc.†	592	34,804
Trevena, Inc.†	1,275	7,981
UCB SA	344	24,694
uniQure B.V.†	639	17,253
XenoPort, Inc.†	3,761	23,055
		7,732,162
Medical-Generic Drugs — 0.1%
Allergan plc†	94	28,525
Impax Laboratories, Inc.†	420	19,287
Teva Pharmaceutical Industries, Ltd. ADR	1,352	79,903
		127,715
Medical-HMO — 1.3%
Aetna, Inc.	3,600	458,856
Anthem, Inc.	7,000	1,148,980
Centene Corp.†	451	36,260
Health Net, Inc.†	2,977	190,885
Triple-S Management Corp., Class B†	869	22,299
WellCare Health Plans, Inc.†	630	53,443
		1,910,723
Medical-Hospitals — 0.2%
Mediclinic International, Ltd.†	6,216	52,289
Netcare, Ltd.	20,842	65,579
Ramsay Health Care, Ltd.	1,597	75,741
Select Medical Holdings Corp.	3,273	53,022
		246,631
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.	1,288	26,134
Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp.†	737	51,553
Chemed Corp.	793	103,962
Providence Service Corp.†	748	33,122
		188,637
Medical-Wholesale Drug Distribution — 1.3%
AmerisourceBergen Corp.	12,200	1,297,348
Cardinal Health, Inc.	8,000	669,200
		1,966,548
Metal Processors & Fabrication — 0.1%
Assa Abloy Ab, Class B	1,195	22,502
Eva Precision Industrial Holdings, Inc.†	158,000	46,474
LB Foster Co., Class A	407	14,086
NN, Inc.	2,083	53,158
		136,220
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	830	68,956

8

Metal-Copper — 0.0%
Antofagasta PLC	4,113	44,559
Metal-Diversified — 0.1%
Glencore PLC	13,474	54,050
MMC Norilsk Nickel OJSC ADR	2,597	43,811
Rio Tinto PLC	1,376	56,516
South32, Ltd. (ASE)†*	3,459	4,777
South32, Ltd. (LSE)†	2,793	3,774
		162,928
Motion Pictures & Services — 0.1%
Eros International PLC†	874	21,955
Lions Gate Entertainment Corp.	2,231	82,658
		104,613
Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	7,300	411,355
Yamaha Motor Co., Ltd.	1,300	28,436
		439,791
MRI/Medical Diagnostic Imaging — 0.1%
RadNet, Inc.†	3,016	20,177
Surgical Care Affiliates, Inc.†	1,380	52,964
		73,141
Multimedia — 0.5%
Naspers, Ltd., Class N	698	108,722
Quebecor, Inc., Class B	615	15,372
Viacom, Inc., Class B	8,900	575,296
Vivendi SA	303	7,643
		707,033
Networking Products — 0.1%
A10 Networks, Inc.†	4,406	28,375
Ixia†	4,231	52,633
		81,008
Non-Ferrous Metals — 0.1%
Horsehead Holding Corp.†	3,913	45,860
Vale Indonesia Tbk PT	268,800	54,637
		100,497
Office Automation & Equipment — 0.5%
Canon, Inc.	4,800	156,196
Pitney Bowes, Inc.	1,279	26,616
Xerox Corp.	45,000	478,800
		661,612
Oil Companies-Exploration & Production — 1.4%
BG Group PLC	4,781	79,591
Callon Petroleum Co.†	6,465	53,789
Connacher Oil and Gas, Ltd.†	334	494
Diamondback Energy, Inc.†	166	12,513
Encana Corp.	746	8,225
EP Energy Corp.†	2,346	29,865
Genel Energy PLC†	8,556	68,159
Gulfport Energy Corp.†	602	24,231
Lone Pine Resources Canada, Ltd.†(4)	1,247	1,197
Lone Pine Resources, Inc.,†(4)(11)	1,247	62
Northern Oil and Gas, Inc.†	7,599	51,445
Occidental Petroleum Corp.	19,800	1,539,846
SM Energy Co.	597	27,534
Stone Energy Corp.†	963	12,124
Triangle Petroleum Corp.†	4,405	22,113
Unit Corp.†	483	13,099
Whiting Petroleum Corp.†	910	30,576
Woodside Petroleum, Ltd.	1,999	52,794
		2,027,657
Oil Companies-Integrated — 1.1%
BP PLC	27,924	184,343
Eni SpA	4,326	76,780
Exxon Mobil Corp.	9,093	756,537
Royal Dutch Shell PLC, Class A(Euronext)	1,243	35,157
Royal Dutch Shell PLC, Class A(BATS)	4,592	128,899
Royal Dutch Shell PLC, Class B	4,184	118,794
Statoil ASA	5,541	99,011
Suncor Energy, Inc.	511	14,074
Total SA	3,414	165,832
		1,579,427
Oil Refining & Marketing — 1.8%
CVR Energy, Inc.	2,100	79,044
Delek US Holdings, Inc.	1,047	38,551
Marathon Petroleum Corp.	19,600	1,025,276
Valero Energy Corp.	23,900	1,496,140
		2,639,011
Oil-Field Services — 1.3%
Amec Foster Wheeler PLC	5,026	64,559
Matrix Service Co.†	1,980	36,194
Oil States International, Inc.†	2,100	78,183
Schlumberger, Ltd.	16,000	1,379,040
Superior Energy Services, Inc.	17,700	372,408
		1,930,384
Optical Recognition Equipment — 0.0%
Jenoptik AG	696	8,396
Optical Supplies — 0.0%
STAAR Surgical Co.†	2,162	20,885
Paper & Related Products — 0.1%
Domtar Corp.	693	28,690
Smurfit Kappa Group PLC	548	15,096
UPM-Kymmene Oyj	4,986	88,216
		132,002
Petrochemicals — 0.1%
AK Holdings, Inc.†	405	28,321
LG Chem, Ltd.	172	42,944
		71,265
Photo Equipment & Supplies — 0.1%
FUJIFILM Holdings Corp.	4,000	142,942
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	1,281	59,003
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	1,987	54,623
Canadian Solar, Inc.†	1,779	50,879
		105,502
Printing-Commercial — 0.1%
Deluxe Corp.	1,485	92,070

9

Ennis, Inc.	1,240	23,052
		115,122
Private Equity — 0.0%
Eurazeo SA	406	26,863
KKR & Co. LP	648	14,807
		41,670
Protection/Safety — 0.0%
Landauer, Inc.	1,084	38,634
Radio — 0.3%
Sirius XM Holdings, Inc.†	113,900	424,847
Real Estate Investment Trusts — 1.8%
AG Mtg. Investment Trust, Inc.	488	8,433
Agree Realty Corp.	839	24,474
American Capital Agency Corp.	13,600	249,832
Apollo Commercial Real Estate Finance, Inc.	1,205	19,798
Apollo Residential Mortgage, Inc.	1,992	29,263
Arbor Realty Trust, Inc.	4,754	32,137
ARMOUR Residential REIT, Inc.	2,598	7,300
Ashford Hospitality Trust, Inc.	3,054	25,837
Brixmor Property Group, Inc.	8,700	201,231
Campus Crest Communities, Inc.	3,695	20,470
CBL & Associates Properties, Inc.	1,085	17,577
Chimera Investment Corp.	3,000	41,130
CYS Investments, Inc.	1,534	11,858
Dexus Property Group	12,464	70,201
EPR Properties	455	24,925
Equity LifeStyle Properties, Inc.	1,100	57,838
First Industrial Realty Trust, Inc.	985	18,449
General Growth Properties, Inc.	27,100	695,386
Hammerson PLC	5,866	56,730
Hersha Hospitality Trust	808	20,717
Hibernia REIT PLC	30,086	42,262
Invesco Mtg. Capital, Inc.	798	11,427
Investors Real Estate Trust	2,214	15,808
Japan Hotel REIT Investment Corp.†	28	18,646
Lexington Realty Trust	4,184	35,480
LTC Properties, Inc.	1,191	49,546
Mexico Real Estate Management SA de CV*	23,450	32,510
MFA Financial, Inc.	16,910	124,965
National Health Investors, Inc.	633	39,436
Omega Healthcare Investors, Inc.	542	18,607
One Liberty Properties, Inc.	1,075	22,876
Outfront Media, Inc.	1,583	39,955
Post Properties, Inc.	372	20,226
Ramco-Gershenson Properties Trust	1,231	20,090
Scentre Group	28,897	83,608
Select Income REIT	791	16,326
Summit Hotel Properties, Inc.	2,732	35,543
Taubman Centers, Inc.	800	55,600
Two Harbors Investment Corp.	30,200	294,148
Universal Health Realty Income Trust	284	13,195
Westfield Corp.	10,682	75,164
		2,699,004
Real Estate Management/Services — 1.1%
CBRE Group, Inc., Class A†	26,900	995,300
Chailease Holding Co., Ltd.	34,500	83,190
Foxtons Group PLC	5,514	20,525
Jones Lang LaSalle, Inc.	2,400	410,400
Kennedy-Wilson Holdings, Inc.	652	16,033
RE/MAX Holdings, Inc., Class A	1,346	47,796
Regus PLC	9,874	40,524
		1,613,768
Real Estate Operations & Development — 0.4%
China Overseas Land & Investment, Ltd.	20,000	70,825
China Resources Land, Ltd.	14,222	46,144
DAMAC Properties Dubai Co PJSC†	72,400	60,713
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	67,127	69,128
Kawasan Industri Jababeka PT†	1,743,400	34,260
KWG Property Holding, Ltd.	49,500	41,699
Sumitomo Realty & Development Co., Ltd.	1,000	35,082
Tokyo Tatemono Co., Ltd.	7,000	97,234
Wheelock & Co., Ltd.	27,000	138,456
		593,541
Recreational Vehicles — 0.0%
Brunswick Corp.	779	39,620
Resorts/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	518	47,526
Oriental Land Co., Ltd.	1,000	63,856
SeaWorld Entertainment, Inc.	2,191	40,402
Vail Resorts, Inc.	208	22,714
		174,498
Retail-Apparel/Shoe — 0.2%
Ascena Retail Group, Inc.†	2,641	43,986
Caleres, Inc.	1,432	45,509
Children’s Place, Inc.	525	34,340
Express, Inc.†	1,187	21,497
Inditex SA	2,535	82,396
Men’s Wearhouse, Inc.	995	63,750
		291,478
Retail-Appliances — 0.0%
Conn’s, Inc.†	1,046	41,526
Retail-Building Products — 2.0%
Home Depot, Inc.	16,500	1,833,645
Lowe’s Cos., Inc.	16,000	1,071,520
		2,905,165
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp., Class A†	10,800	299,700
Retail-Discount — 0.0%
Big Lots, Inc.	1,054	47,419
Retail-Drug Store — 1.2%
CVS Health Corp.	17,000	1,782,960
Retail-Hypermarkets — 0.1%
Puregold Price Club, Inc.	51,600	42,342
Wal-Mart de Mexico SAB de CV	17,321	42,307
		84,649

10

Retail-Jewelry — 0.1%
Cie Financiere Richemont SA	659	53,604
Swatch Group AG	119	46,342
		99,946
Retail-Major Department Stores — 0.1%
Hyundai Department Store Co., Ltd.†	294	38,745
Marks & Spencer Group PLC	10,103	85,086
		123,831
Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	532	21,030
Sally Beauty Holdings, Inc.†	1,314	41,496
		62,526
Retail-Regional Department Stores — 0.5%
Dillard’s, Inc., Class A	492	51,753
Isetan Mitsukoshi Holdings, Ltd.	4,600	82,239
Macy’s, Inc.	7,800	526,266
		660,258
Retail-Restaurants — 0.1%
Bloomin’ Brands, Inc.	1,141	24,360
Buffalo Wild Wings, Inc.†	131	20,526
Papa John’s International, Inc.	437	33,042
Sonic Corp.	1,427	41,098
		119,026
Retail-Sporting Goods — 0.0%
Sports Direct International PLC†	1,829	20,648
Vista Outdoor, Inc.†	351	15,760
		36,408
Retail-Vision Service Center — 0.0%
Luxottica Group SpA	395	26,268
Rubber-Tires — 0.2%
Bridgestone Corp.	600	22,196
Continental AG	826	195,454
Cooper Tire & Rubber Co.	1,403	47,463
Toyo Tire & Rubber Co, Ltd.	600	12,688
		277,801
Rubber/Plastic Products — 0.1%
Trinseo SA†	2,761	74,105
Satellite Telecom — 0.1%
Cellnex Telecom SAU†*	550	9,305
EchoStar Corp., Class A†	1,315	64,014
Iridium Communications, Inc.†	2,367	21,516
		94,835
Savings & Loans/Thrifts — 0.1%
BofI Holding, Inc.†	560	59,198
Flushing Financial Corp.	1,026	21,556
Heritage Financial Group, Inc.	998	30,120
Meta Financial Group, Inc.	570	24,464
Pacific Premier Bancorp, Inc.†	971	16,468
		151,806
Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	394	22,773
Capella Education Co.	1,094	58,715
Grand Canyon Education, Inc.†	1,137	48,209
ITT Educational Services, Inc.†	641	2,545
		132,242
Security Services — 0.1%
LifeLock, Inc.†	1,252	20,533
Securitas AB, Class B	6,899	91,212
Sohgo Security Services Co., Ltd.†	400	15,786
		127,531
Semiconductor Components-Integrated Circuits — 0.7%
Advanced Semiconductor Engineering, Inc.	40,000	54,190
Cirrus Logic, Inc.†	720	24,502
Integrated Device Technology, Inc.†	614	13,324
Marvell Technology Group, Ltd.	25,100	330,943
Maxim Integrated Products, Inc.	9,100	314,632
Power Integrations, Inc.	433	19,563
Taiwan Semiconductor Manufacturing Co., Ltd.	43,039	195,984
		953,138
Semiconductor Equipment — 0.2%
Teradyne, Inc.	14,400	277,776
Xcerra Corp.†	5,735	43,414
		321,190
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	2,700	303,993
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA (Preference Shares)	371	41,609
Reckitt Benckiser Group PLC	849	73,209
		114,818
Specified Purpose Acquisitions — 0.0%
FCB Financial Holdings, Inc.†	1,551	49,322
Steel-Producers — 0.1%
ArcelorMittal	5,172	50,354
ThyssenKrupp AG	5,051	131,402
		181,756
Storage/Warehousing — 0.0%
Sumitomo Warehouse Co., Ltd.	4,000	22,356
SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,919	61,753
Telecom Services — 0.1%
BCE, Inc.	147	6,245
Inteliquent, Inc.	1,406	25,870
NeuStar, Inc., Class A†	988	28,859
Spark New Zealand, Ltd.	3,795	7,188
Spok Holdings, Inc.	1,195	20,124
Telenor ASA	3,249	71,192
		159,478
Telecommunication Equipment — 0.6%
Alcatel-Lucent†	6,586	23,995
Comtech Telecommunications Corp.	1,773	51,506
Juniper Networks, Inc.	26,900	698,593
ShoreTel, Inc.†	2,558	17,343
TCL Communication Technology Holdings, Ltd.	31,000	28,994
		820,431

11

Telephone-Integrated — 1.6%
BT Group PLC	20,621	145,868
CenturyLink, Inc.	22,100	649,298
Cincinnati Bell, Inc.†	10,602	40,500
Deutsche Telekom AG	6,497	111,907
Frontier Communications Corp.	6,514	32,244
IDT Corp., Class B	959	17,339
KDDI Corp.	1,400	33,792
Orange SA	5,486	84,463
SoftBank Corp.	1,900	111,918
Telecom Italia SpA RSP	36,071	36,816
Telefonica SA†	4,990	70,929
Telstra Corp., Ltd.	24,226	114,766
Verizon Communications, Inc.	18,782	875,429
		2,325,269
Television — 0.3%
Atresmedia Corp. de Medios de Comunicacion SA†	1,088	16,860
ITV PLC	37,595	155,534
Liberty Media Corp., Class A†	4,800	172,992
Mediaset SpA	2,492	11,980
Nippon Television Holdings, Inc.	600	10,614
ProSiebenSat.1 Media AG	200	9,878
		377,858
Theaters — 0.1%
Carmike Cinemas, Inc.†	1,485	39,412
National CineMedia, Inc.	2,601	41,512
		80,924
Therapeutics — 0.0%
aTyr Pharma, Inc.†	617	11,427
Dyax Corp.†	709	18,789
Neurocrine Biosciences, Inc.†	487	23,259
Threshold Pharmaceuticals, Inc.†	2,581	10,427
		63,902
Tobacco — 0.7%
Altria Group, Inc.	3,500	171,185
British American Tobacco PLC	1,921	103,077
Imperial Tobacco Group PLC	2,302	110,934
Japan Tobacco, Inc.	1,100	39,192
Philip Morris International, Inc.	6,356	509,561
Swedish Match AB	2,891	82,233
		1,016,182
Toys — 0.0%
Nintendo Co., Ltd.	100	16,726
Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	561	25,655
Transport-Marine — 0.1%
Aegean Marine Petroleum Network, Inc. ADR	3,864	47,759
Scorpio Tankers, Inc.	3,008	30,351
Teekay Corp.	3,000	128,460
		206,570
Transport-Rail — 0.0%
Keisei Electric Railway Co., Ltd.†	1,000	11,897
Transport-Services — 1.0%
ComfortDelGro Corp., Ltd.	42,300	98,303
Deutsche Post AG	2,338	68,304
Matson, Inc.	412	17,320
United Parcel Service, Inc., Class B	13,100	1,269,521
Universal Truckload Services, Inc.	123	2,701
		1,456,149
Transport-Truck — 0.1%
ArcBest Corp.	1,207	38,383
Swift Transportation Co.†	3,617	81,997
		120,380
Travel Services — 0.0%
Modetour Network, Inc.†	1,372	40,836
Thomas Cook Group PLC†	6,724	14,453
		55,289
Vitamins & Nutrition Products — 0.0%
Nutraceutical International Corp.†	666	16,477
USANA Health Sciences, Inc.†	211	28,835
		45,312
Water — 0.1%
United Utilities Group PLC	6,963	97,590
Veolia Environnement SA	1,807	36,846
		134,436
Water Treatment Systems — 0.0%
Sound Global, Ltd.†(11)	88,000	70,711
Web Hosting/Design — 0.0%
NIC, Inc.	771	14,094
Web.com Group, Inc.†	1,709	41,392
		55,486
Web Portals/ISP — 1.3%
Baidu, Inc. ADR†	689	137,166
Google, Inc., Class A†	3,221	1,739,469
Iliad SA	39	8,646
		1,885,281
Wire & Cable Products — 0.0%
Jiangnan Group, Ltd.	130,000	37,567
Wireless Equipment — 0.0%
CalAmp Corp.†	2,250	41,085
Total Common Stocks (cost $106,366,825)		121,079,038
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $18,145)	995	22,845
PREFERRED SECURITIES — 0.2%
Banks-Commercial — 0.0%
HSBC USA, Inc. FRS Series F 3.50%	1,960	43,904

12

Building-Residential/Commercial — 0.0%
M/I Homes, Inc. Series A 9.75%	437	11,231
Diversified Banking Institutions — 0.2%
Citigroup, Inc. Series K 6.88%	6,874	183,261
GMAC Capital Trust I FRS Series 2 8.13%	580	15,068
		198,329
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Series G, 7.00%*(11)	17	17,178
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	800	20,976
Total Preferred Securities (cost $282,310)		291,618
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS 1.29% due 06/01/2077(1)	$105,000	91,613
Banks-Money Center — 0.0%
BBVA International Preferred SAU FRS 5.92% due 04/18/2017(1)	15,000	15,375
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS 5.10% due 06/30/2023(1)	9,000	8,437
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2023(1)	85,000	87,023
		95,460
Diversified Banking Institutions — 0.1%
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(1)	5,000	5,175
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(1)	139,000	137,262
Citigroup, Inc. FRS 5.90% due 02/15/2023(1)	24,000	23,640
Lloyds Banking Group PLC FRS 6.66% due 05/21/2037*(1)	30,000	33,638
		199,715
Diversified Financial Services — 0.1%
GE Capital Trust I FRS 6.38% due 11/15/2067	90,000	96,120
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. FRS 6.97% due 06/01/2067	40,000	36,705
Wisconsin Energy Corp. FRS 6.25% due 05/15/2067	50,000	46,500
		83,205
Finance-Credit Card — 0.0%
American Express Co. FRS 4.90% due 03/15/2020(1)	15,000	14,532
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	37,000	36,649
Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. FRS 6.15% due 11/15/2066	42,000	25,620
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	50,000	56,187
MetLife, Inc. 6.40% due 12/15/2066	45,000	49,388
		131,195
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 7.00% due 03/07/2067*	10,000	10,250
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS 6.35% due 05/15/2067	60,000	57,000
Total Preferred Securities/Capital Securities (cost $808,355)		831,114
ASSET BACKED SECURITIES — 1.6%
Diversified Financial Services — 1.6%
Alternative Loan Trust FRS Series 2005-27,Class 2A3 1.72% due 08/25/2035(5)	18,629	16,374
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.45% due 11/10/2041*(2)(3)(11)	36,783	517
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(2)(3)	521,116	5
Banc of America Commercial Mtg. Trust Series 2006-5, Class A3 5.39% due 09/10/2047(2)(3)	18,000	17,999
Banc of America Commercial Mtg. Trust VRS Series 2005-5, Class B 5.47% due 10/10/2045(2)	100,000	100,746
Banc of America Commercial Mtg., Inc. Series 2005-4, Class A5A 4.93% due 07/10/2045(2)	3,872	3,869

13

Citigroup Commercial Mortgage Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047	44,000	45,511
Citigroup Commercial Mortgage Trust VRS Series 2013-GC17,Class C 5.26% due 11/10/2046(2)	57,000	59,815
COMM Mortgage Trust VRS Series 2014-CR18, Class XA 1.45% due 07/15/2047(2)(3)	225,212	16,714
COMM Mortgage Trust Series LC6, Class AM 3.28% due 01/10/2046(2)	20,000	20,202
Commercial Mortgage Pass Through Certificates VRS Series 2014-UBS6, Class XA 1.23% due 12/10/2047(2)(3)	447,254	30,615
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.71% due 12/10/2046*(2)(3)(11)	2,199,423	14,681
Commercial Mtg. Trust VRS Series 2013-CR13, Class XA 1.16% due 12/10/2023(2)(3)	434,454	23,371
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.36% due 05/10/2047(2)(3)	365,878	25,665
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.62% due 12/10/2047(2)	59,000	57,385
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.13% due 05/15/2038*(2)(3)(11)	22,517	3
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2005-C6, Class AJ 5.23% due 12/15/2040(2)	28,000	28,223
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.60% due 02/15/2040*(2)(3)(11)	567,324	2,839
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.78% due 09/15/2039*(2)(3)(11)	357,506	1,916
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(2)	333	333
DB-UBS Mtg. Trust, VRS Series 2011-LC3A, Class D 5.59% due 08/10/2044*(2)	100,000	104,130
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.22% due 07/10/2045*(2)(3)	2,269,808	16
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.69% due 05/10/2043*(2)(3)	339,365	610
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.69% due 07/15/2029(2)(3)	100,995	4,083
GMAC Commercial Mtg. Securities, Inc. VRS Series 2004-C2, Class A4 5.30% due 08/10/2038(2)	226	226
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.86% due 02/10/2046(2)(3)	962,528	87,435
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(2)	22,000	21,880
GS Mtg. Securities Corp. II VRS Series 2005-GG4, Class B 4.84% due 07/10/2039(2)	6,166	6,160
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.47% due 09/12/2037*(2)(3)(11)	546,653	651
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class D 4.19% due 01/15/2046*(2)	25,000	22,919
JP Morgan Chase Commercial Mtg. Securities Trust VRS JPMCC 2013-C13 C 4.19% due 01/15/2046(2)	62,000	61,596
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C10, Class C 4.30% due 12/15/2047(2)	51,000	51,174
JP Morgan Chase Commercial Mtg. Securities Trust Series 2004-LN2, Class A2 5.12% due 07/15/2041(2)	2,775	2,779
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.37% due 05/15/2045(2)	21,000	22,494
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP8, Class AJ 5.48% due 05/15/2045(2)	80,000	82,738
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2003-CB6, Class E 6.06% due 07/12/2037*(2)(11)	140,000	143,572
JPMBB Commercial Mortgage Securities Trust VRS Series 2014-C25, Class C 4.60% due 11/15/2047(2)	62,000	62,078
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 6.14% due 02/15/2051(2)	2,709	2,713
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.20% due 04/15/2040*(2)(3)(11)	52,127	3

14

LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.27% due 11/15/2040*(2)(3)	1,394,328	2,025
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class C 5.35% due 11/15/2040(2)	50,000	50,420
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.32% due 04/15/2041(2)	69,000	74,948
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.52% due 06/12/2043*(2)(3)(11)	206,420	48
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class AM 5.11% due 07/12/2038(2)	29,178	29,184
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.44% due 07/15/2045*(2)(3)(9)(11)	129,229	17,535
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.92% due 05/15/2044*(2)(3)(9)(11)	55,441	748
ML-CFC Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(2)	33,000	34,413
ML-CFC Commercial Mtg. Trust VRS Series 2006-1, Class AJ 5.75% due 02/12/2039(2)	58,000	59,102
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.44% due 08/15/2047(2)(3)	262,218	19,143
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C11, Class C 4.56% due 08/15/2046(2)	64,000	64,629
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(2)	130,000	133,259
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class E 5.36% due 07/15/2049*(2)	58,000	61,055
Morgan Stanley Capital I Trust Series 2007-HQ11, Class A31 5.44% due 02/12/2044(2)	12,829	12,820
Morgan Stanley Capital I Trust VRS Series 2007-HQ12, Class A2FX 5.86% due 04/12/2049(2)	11,678	11,660
Morgan Stanley Re-REMIC Trust VRS Series 2010-C30A, Class A3B 5.25% due 12/17/2043*(2)	23,779	23,765
Nomura Resecuritization Trust FRS Series 2015-1R, Class 6A9 0.40% due 05/26/2047*(5)(9)(11)	100,000	62,000
Wachovia Bank Commercial Mortgage Trust Series 2006-C25 VRS Series 2006-AJ, Class C25 5.90% due 05/15/2043(2)	49,000	50,218
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.19% due 04/15/2042*(2)(3)(11)	336,941	171
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR9, Class A1B 0.56% due 07/25/2045(5)	38,859	36,645
WaMu Mtg. Pass-Through Certs. FRS Series 2004-AR12, Class A2B 0.64% due 10/25/2044(5)	61,864	56,402
Wells Fargo Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(2)	24,000	25,583
Wells Fargo Commercial Mtg. Trust VRS Series 2013-LC12, Class D 4.44% due 07/15/2046*(2)	59,000	55,370
WF-RBS Commercial Mortgage Trust VRS Series 2012-C10, Class D 4.61% due 12/15/2045*(2)	24,000	23,011
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.62% due 03/15/2048*(2)(3)	271,102	20,244
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.62% due 03/15/2045*(2)(3)	263,249	17,554
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.93% due 12/15/2045*(2)(3)	562,750	51,662
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(2)	54,000	55,113
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class C 5.00% due 06/15/2045(2)	29,000	30,735
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class D 5.65% due 02/15/2044*(2)	42,000	45,020
WFRBS Commercial Mortgage Trust VRS Series 2012-C9, Class XA 2.35% due 11/15/2045*(2)*	151,593	15,686
WFRBS Commercial Mortgage Trust 2013-C16 VRS Series 2013-D, Class C16 5.15% due 09/15/2046*(2)	49,000	47,882
WFRBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS CMBS 4.3 4.39% due 12/15/2046(2)	53,000	57,167
Total Asset Backed Securities (cost $3,023,938)		2,389,257

15

CONVERTIBLE BONDS & NOTES — 0.0%
Real Estate Investment Trust — 0.0%
iStar Financial Inc. Senior Notes 3.00% due 11/15/2016	11,000	13,255
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Notes 8.00% due 12/31/2018	11,000	18,239
Total Convertible Bonds & Notes (cost $21,797)		31,494
U.S. CORPORATE BONDS & NOTES — 5.7%
Advertising Agencies — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	14,775
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	5,000	5,056
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,490
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	17,000	17,383
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,350
		47,279
Aerospace/Defense-Equipment — 0.1%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*	20,000	20,198
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	5,000	5,087
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	28,000	27,650
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	3,000	3,225
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	5,842
		62,002
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 3.75% due 11/15/2021	10,000	10,313
Airlines — 0.0%
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	5,987	6,177
Delta Air Lines 2009-1 Class A Pass Through Trust Pass Thru Certs. SERIES 2009-1, Class A 7.75% due 06/17/2021	2,588	2,957
United Airlines, Inc. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	9,513	10,203
		19,337
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	25,000	25,875
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	92,691
Ford Motor Co. Senior Notes 9.98% due 02/15/2047	5,000	7,602
General Motors Co. Senior Notes 6.25% due 10/02/2043	15,000	16,734
		117,027
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	10,000	9,500
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	31,000	35,030
Dana Holding Corp. Senior Notes 5.38% due 09/15/2021	6,000	6,150
Dana Holding Corp. Senior Notes 5.50% due 12/15/2024	10,000	9,825
Dana Holding Corp. Senior Notes 6.00% due 09/15/2023	19,000	19,819
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	5,000	5,325
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*(11)	10,000	9,975
Pittsburgh Glass Works LLC Senior Sec. Notes 8.00% due 11/15/2018*	18,000	18,945
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	15,000	15,413

16

TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	3,000	3,026
		123,508
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	6,000	5,955
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	17,000	16,830
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	6,000	5,910
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	14,000	14,473
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	14,000	14,595
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	17,000	17,722
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	25,000	26,531
		102,016
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	17,000	16,235
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	3,000	2,955
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	6,000	6,541
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	21,000	22,208
Diageo Investment Corp. Company Guar. Notes 8.00% due 09/15/2022	45,000	58,635
		90,339
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	16,000	23,819
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	28,000	29,155
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	20,000	20,850
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	31,000	29,543
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	32,000	28,960
		108,508
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. Senior Notes 5.38% due 11/15/2024*	25,000	24,546
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	7,000	7,298
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	15,000	15,502
Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	17,000	18,105
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	15,000	16,012
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	13,000	15,506
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	10,000	10,225
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	10,000	9,963
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	3,000	3,158
		120,315
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,395
Building Products-Cement — 0.0%
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	5,000	4,988

17

Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	17,000	17,914
Building-Heavy Construction — 0.1%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	10,000	9,125
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	55,000	56,950
		66,075
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	26,437
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	7,000	7,140
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	14,000	13,755
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/2018	20,000	20,700
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	10,000	11,500
Standard Pacific Corp. Company Guar. Notes 5.88% due 11/15/2024	5,000	5,150
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	14,000	14,840
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	6,000	5,910
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	6,000	5,775
Tri Pointe Holdings, Inc. Senior Notes 5.88% due 06/15/2024	20,000	19,600
		130,807
Cable/Satellite TV — 0.2%
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	14,000	15,120
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,510
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	42,000	45,780
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	6,000	5,850
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	6,000	5,910
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	12,000	12,555
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	14,000	14,595
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019	7,000	7,271
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	12,442
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	11,000	10,560
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	14,000	14,770
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	14,409
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	8,000	8,872
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	25,000	26,688
		201,332
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,250
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	15,000	15,112
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	15,675
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	21,200
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	16,950
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/2019	65,751	69,943

18

Sugarhouse HSP Gaming LP Senior Sec. Notes 6.38% due 06/01/2021*	8,000	7,600
		156,730
Casino Services — 0.0%
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	14,000	14,980
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	13,000	13,666
Scientific Games Corp. Company Guar. Notes 8.13% due 09/15/2018	5,000	4,725
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020	5,000	3,888
		37,259
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	45,000	48,841
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	27,000	30,490
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	5,955
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	11,000	10,725
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	41,938
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/2017	25,000	27,062
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	15,000	13,200
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,119
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	3,000	3,097
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	17,000	17,425
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	10,225
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	6,000	6,180
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	25,000	25,969
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	6,000	6,225
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	3,000	3,154
		255,605
Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	10,000	9,900
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	24,000	25,680
Momentive Performance Materials, Inc. 3.88% due 10/24/2021	15,000	13,462
		49,042
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*(11)	25,000	25,500
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	6,000	5,505
		31,005
Chemicals-Specialty — 0.1%
Chemours Co. Senior Notes 6.63% due 05/15/2023*(11)	10,000	9,688
Chemours Co. Senior Notes 7.00% due 05/15/2025*(11)	5,000	4,850
Cytec Industries, Inc. Senior Notes 3.50% due 04/01/2023	5,000	4,815
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	15,000	14,974
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	13,965
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022*	5,000	4,925
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	10,000	10,325
PQ Corp. Sec. Notes 8.75% due 11/01/2018*	14,000	14,140
Rockwood Specialties Group, Inc. Company Guar. Notes 4.63% due 10/15/2020	20,000	20,825

19

W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	10,000	10,075
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	15,000	15,187
		123,769
Coal — 0.0%
Alpha Natural Resources, Inc. Company Guar. Notes†(18)(19) 6.25% due 06/01/2021	20,000	1,400
CONSOL Energy, Inc. Company Guar. Notes 5.88% due 04/15/2022	6,000	5,100
		6,500
Commercial Services — 0.0%
PHH Corp. Senior Notes 7.38% due 09/01/2019	9,000	9,517
TMS International Corp. Company Guar. Notes 7.63% due 10/15/2021*	15,000	14,625
		24,142
Commercial Services-Finance — 0.0%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(8)	20,000	20,250
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	11,000	11,577
		31,827
Computer Services — 0.0%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	11,000	11,358
Computers — 0.0%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	27,592
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Senior Notes 5.38% due 12/15/2021*	10,000	10,000
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025*(11)	10,000	10,150
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024*	5,000	5,237
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	10,000	10,530
		35,917
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	19,000	17,943
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	10,000	11,225
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	10,000	9,775
		38,943
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	5,000	4,875
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	6,000	6,022
Sealed Air Corp. Senior Notes 4.88% due 12/01/2022*	5,000	4,925
Sealed Air Corp. Senior Notes 5.13% due 12/01/2024*	5,000	4,931
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	11,000	11,069
Sealed Air Corp. Senior Notes 5.50% due 09/15/2025*(11)	5,000	5,038
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	12,000	13,230
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	5,000	5,050
		55,140
Cosmetics & Toiletries — 0.0%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/2021	26,000	21,060
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021	20,000	19,600
		40,660
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	14,000	14,778

20

First Data Corp. Sec. Notes 8.25% due 01/15/2021*	62,000	65,410
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021	2,000	2,220
First Data Corp. Company Guar. Notes 11.75% due 08/15/2021	11,000	12,375
First Data Corp. Company Guar. Notes 12.63% due 01/15/2021	8,000	9,240
		104,023
Diagnostic Equipment — 0.0%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	14,918
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	5,000	4,812
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	5,000	4,916
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	10,000	10,825
		20,553
Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*(11)	10,000	10,150
Distribution/Wholesale — 0.1%
American Tire Distributors, Inc Senior Sub. Notes 10.25% due 03/01/2022*	15,000	16,012
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	10,000	10,138
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	20,000	21,150
HD Supply, Inc. Company Guar. Notes 11.50% due 07/15/2020	6,000	6,930
Univar, Inc. Company Guar. Notes 6.75% due 07/15/2023*(11)	5,000	5,050
		59,280
Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	10,557
Diversified Financial Services — 0.0%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	11,000	5,624
DFC Finance Corp. Senior Notes 10.50% due 06/15/2020*	10,000	7,575
		13,199
Diversified Manufacturing Operations — 0.1%
Amsted Industries, Inc. Company Guar. Notes 5.00% due 03/15/2022*	15,000	14,981
Amsted Industries, Inc. Company Guar. Notes 5.38% due 09/15/2024*	10,000	9,925
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	25,000	26,677
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/2038	15,000	18,839
		70,422
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	16,719
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	6,000	5,841
		22,560
Electric-Distribution — 0.0%
Aes Corp. 5.50% due 04/15/2025	30,000	28,500
Electric-Generation — 0.0%
AES Corp. Senior Notes 7.38% due 07/01/2021	28,000	30,730
Electric-Integrated — 0.2%
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	5,640
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	23,073
Beaver Valley II Funding Corp. Senior Sec. Notes 9.00% due 06/01/2017	2,000	2,160
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	29,400
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	9,501
DPL, Inc. Senior Notes 6.50% due 10/15/2016	5,000	5,200

21

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 11.75% due 03/01/2022†*(6)(18)	7,934	9,035
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	36,435
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/2021	7,596	7,672
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	25,000	29,452
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/2037	5,000	6,134
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	10,000	12,981
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	23,136
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	12,276
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	18,732
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	20,914
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020†*(6)(18)	11,000	6,710
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	31,004
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/2042	5,000	4,844
		294,299
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	16,545
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	21,069
		37,614
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	5,000	5,663
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 5.00% due 05/15/2021*	9,000	9,225
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	6,000	6,360
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	1,000	1,058
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*	15,000	14,381
Micron Technology, Inc. Senior Notes 5.88% due 02/15/2022	15,000	15,262
		46,286
Energy-Alternate Sources — 0.0%
MMC Energy, Inc. Escrow Notes 8.88% due 10/15/2020†(4)(11)	15,000	0
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	32,550
Enterprise Software/Service — 0.0%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022*	20,000	20,350
Oracle Corp. Senior Notes 4.13% due 05/15/2045	2,000	1,855
		22,205
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	17,000	18,147
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	14,000	16,310
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	16,485
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	11,000	11,028
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	5,000	5,163
General Motors Financial Co., Inc. Company Guar. Notes 2.75% due 05/15/2016	12,000	12,143
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	28,000	28,637
GMAC LLC Sub. Notes 8.00% due 12/31/2018	14,000	15,627

22

GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	26,000	31,135
		154,675
Finance-Consumer Loans — 0.0%
Ocwen Financial Corp. Senior Notes 7.13% due 05/15/2019*	10,000	9,350
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	15,000	15,637
OneMain Financial Holdings, Inc. Company Guar. Notes 7.25% due 12/15/2021*	10,000	10,363
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	7,000	5,740
		41,090
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 6.40% due 10/02/2017	30,000	33,018
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	45,313
E*TRADE Financial Corp. Senior Notes 4.63% due 09/15/2023	10,000	9,825
E*TRADE Financial Corp. Senior Notes 5.38% due 11/15/2022	10,000	10,250
		98,406
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.75% due 02/01/2022	15,000	14,991
Finance-Mortgage Loan/Banker — 0.0%
Walter Investment Management, Corp. Company Guar. Notes 7.88% due 12/15/2021	11,000	10,203
Finance-Other Services — 0.1%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*(11)	30,000	30,939
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,263
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	31,000	32,007
		77,209
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	10,000	10,200
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	15,000	15,825
		26,025
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	5,000	5,269
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/2020*	6,000	6,360
		11,629
Food-Misc./Diversified — 0.0%
Campbell Soup Co. Senior Notes 8.88% due 05/01/2021	15,000	19,385
Kraft Foods Group, Inc. Senior Notes 6.50% due 02/09/2040	9,000	10,580
		29,965
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,700
Service Corp. International Senior Notes 5.38% due 05/15/2024	14,000	14,630
Service Corp. International Senior Notes 6.75% due 04/01/2016	59,000	60,770
		90,100
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	11,000	11,303
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	15,000	15,487
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	35,000	33,512
		60,302
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 6.50% due 11/01/2020	6,000	6,210
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 10.50% due 11/01/2018	22,000	23,485

23

Hotels/Motels — 0.0%
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	9,738
Human Resources — 0.0%
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	31,000	32,782
Independent Power Producers — 0.1%
Calpine Corp Senior Notes 5.75% due 01/15/2025	30,000	29,175
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,173
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	3,000	3,173
Dynegy, Inc. Company Guar. Notes 6.75% due 11/01/2019*	35,000	36,417
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	6,000	6,120
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	25,000	25,437
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	90,525
		194,020
Insurance Brokers — 0.0%
Hockey Merger Sub 2, Inc. Senior Notes 7.88% due 10/01/2021*	17,000	17,340
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	16,000	19,444
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	34,000	43,093
CNO Financial Group, Inc. Senior Notes 4.50% due 05/30/2020	5,000	5,075
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	15,000	15,243
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/2033*	20,000	21,305
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	18,782
		122,942
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	35,249
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	31,168
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	20,092
		86,509
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	67,448
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Senior Notes 7.75% due 04/15/2026	15,000	19,757
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	24,196
Investment Companies — 0.0%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024*	5,000	5,038
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	26,000	27,787
Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp Sec. Notes 7.00% due 02/01/2019*	26,000	26,715
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	20,000	20,450
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	5,000	5,000
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	25,000	25,125
Vander Intermediate Holding II Corp. Senior Notes 9.75% due 02/01/2019*(8)	15,000	14,775
		92,065
Machinery-General Industrial — 0.0%
Manitowoc Co., Inc. Company Guar. Notes 5.88% due 10/15/2022	15,000	16,162

24

Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022*	10,000	10,825
		26,987
Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025*	12,000	11,959
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	13,000	12,900
		24,859
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	8,000	8,711
Medical Products — 0.0%
Halyard Health Inc 6.25% due 10/15/2022*	10,000	10,475
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	5,000	5,064
		15,539
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,000	3,954
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	6,000	6,075
Endo Finance LLC & Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	10,000	9,875
Valeant Pharmaceuticals International Senior Notes 6.13% due 04/15/2025*	10,000	10,287
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.00% due 10/01/2020*	3,000	3,120
VPI Escrow Corp. Senior Notes 6.38% due 10/15/2020*	14,000	14,744
VRX Escrow Corp. Senior Notes 5.38% due 03/15/2020*	15,000	15,487
		63,542
Medical-HMO — 0.0%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,450
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	16,000	16,640
		32,090
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.13% due 07/01/2022	10,000	9,925
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021	20,000	20,600
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	3,000	3,075
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	3,000	3,056
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	3,000	3,165
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	6,045
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	5,000	5,088
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	5,000	5,082
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	44,000	49,170
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,446
Tenet Healthcare Corp. FRS Senior Sec. Notes 3.79% due 06/15/2020*(11)	15,000	15,131
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	9,000	8,798
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	6,000	5,940
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,927
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	25,000	27,156
		180,604
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	5,000	5,062

25

Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	5,000	5,241
		10,303
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	25,074
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	13,616
21st Century Fox America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	12,368
Media General Financing Sub, Inc. Senior Notes 5.88% due 11/15/2022*	5,000	5,062
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	20,000	24,835
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	13,210
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	45,000	59,113
		153,278
Music — 0.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	7,000	7,070
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	5,677
Oil & Gas Drilling — 0.0%
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	45,000	49,544
Oil Companies-Exploration & Production — 0.4%
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	11,000	10,395
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	10,560
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	10,000	9,662
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020	25,000	22,000
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024	30,000	25,800
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	14,000	10,360
Chesapeake Energy Corp. Company Guar. Notes 4.88% due 04/15/2022	11,000	9,542
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	18,000	16,290
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019	20,000	15,800
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	6,000	5,970
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	14,000
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	20,000	20,850
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	14,000	12,495
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	3,000	2,880
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	16,965
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023*(11)	5,000	5,012
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	10,000	10,500
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	28,000	29,924
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/2018	6,000	3,810
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023*	10,000	10,125
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	30,000	31,425
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	5,000	4,938
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	34,000	22,355

26

Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	5,000	4,689
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	19,213
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019	20,000	15,650
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 09/15/2021	10,000	7,500
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016†(18)(19)	30,000	6,000
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	10,000	9,900
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	25,375
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	20,000	20,300
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	10,000	9,875
Samson Investment Co. Company Guar. Notes 9.75% due 02/15/2020	39,000	2,243
SandRidge Energy, Inc. Sec. Notes 8.75% due 06/01/2020*(11)	15,000	13,612
Seventy Seven Energy, Inc. Senior Notes 6.50% due 07/15/2022	5,000	3,200
SM Energy Co. Senior Notes 6.50% due 11/15/2021	6,000	6,255
SM Energy Co. Senior Notes 6.50% due 01/01/2023	3,000	3,075
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	17,000	16,490
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	31,000	30,504
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	6,000	5,925
		521,464
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*	20,000	22,806
Oil-Field Services — 0.1%
Calfrac Holdings LP Company Guar. Notes 7.50% due 12/01/2020*	11,000	10,157
Exterran Partners LP / EXLP Finance Corp Company Guar. Notes 6.00% due 10/01/2022	26,000	24,700
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	12,000	12,720
FTS International, Inc. FRS Company Guar. Notes 7.78% due 06/15/2020*(11)	5,000	4,976
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	3,000	3,120
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	25,000	14,750
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	2,000	2,145
Weatherford, Inc. Company Guar. Notes 6.80% due 06/15/2037	5,000	4,675
		77,243
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	45,000	50,233
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	13,542
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	6,851
Mercer International, Inc. Company Guar. Notes 7.75% due 12/01/2022	15,000	16,125
Westvaco Corp. Company Guar. Notes 7.95% due 02/15/2031	1,000	1,286
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/2030	20,000	26,974
		115,011
Petrochemicals — 0.0%
TPC Group, Inc. Sec. Notes 8.75% due 12/15/2020*	10,000	9,250

27

Pharmacy Services — 0.0%
Omnicare, Inc. Company Guar. Notes 4.75% due 12/01/2022	7,000	7,420
Pipelines — 0.2%
Access Midstream Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	23,000	22,687
Access Midstream Partners LP/ACMP Finance Corp. Senior Notes 6.13% due 07/15/2022	6,000	6,375
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	10,000	9,421
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	15,000	17,773
El Paso Corp. Senior Sec. Notes 7.75% due 01/15/2032	24,000	27,505
El Paso Natural Gas Co. LLC Senior Notes 8.38% due 06/15/2032	30,000	36,306
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	10,000	11,387
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	11,000	12,403
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	15,705
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	15,452
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	20,000	19,006
EQT Midstream Partners LP Company Guar. Notes 4.00% due 08/01/2024	20,000	18,931
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	11,000	11,880
Kinder Morgan Energy Partners LP Senior Notes 5.40% due 09/01/2044	4,000	3,634
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	8,685
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	5,000	5,079
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	11,000	11,196
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	14,000	14,903
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	5,000	4,888
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023*(11)	10,000	9,675
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	15,000	15,225
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	10,000	11,162
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	6,000	7,043
		316,321
Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	10,000	10,100
Publishing-Newspapers — 0.0%
Gannett Co., Inc. Company Guar. Notes 4.88% due 09/15/2021*	10,000	9,925
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020	6,000	6,150
		16,075
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	5,000	4,925
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.38% due 11/01/2018	11,000	11,289
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	17,000	17,297

28

Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	20,000	20,150
		48,736
Radio — 0.0%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	9,000	8,258
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	15,000	16,087
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	3,000	3,135
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*	14,000	14,350
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	6,000	6,060
		47,890
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	20,000	19,548
ARC Properties Operating Partnership LP/Clark Acquisition LLC Company Guar. Notes 4.60% due 02/06/2024	25,000	24,349
CBL & Associates LP Limited Guar. Notes 5.25% due 12/01/2023	25,000	25,707
Communications Sales & Leasing, Inc. Company Guar. Notes 8.25% due 10/15/2023*	5,000	4,913
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	8,000	7,960
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	19,000	18,620
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	6,000	6,060
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	25,000	25,181
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/2020	35,000	42,845
Duke Realty LP Senior Notes 3.88% due 02/15/2021	10,000	10,380
EPR Properties Company Guar. Notes 5.25% due 07/15/2023	15,000	15,720
Healthcare Realty Trust , Inc. Senior Notes 3.88% due 05/01/2025	20,000	19,291
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	9,836
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,172
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,405
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	14,000	14,630
iStar Financial, Inc. Senior Notes 7.13% due 02/15/2018	11,000	11,453
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	25,000	26,656
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	10,000	10,563
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*(11)	10,000	9,592
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	15,000	15,342
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	5,000	5,264
SL Green Realty Corp./SL Green Operating Partnership Senior Notes 5.00% due 08/15/2018	20,000	21,413
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	25,010
		375,910
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	11,000	11,110
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	5,000	5,175
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	35,142
		51,427
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 6.88% due 10/01/2021*	24,000	25,440

29

Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	13,825
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,056
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*(11)	39,000	41,796
United Rentals North America, Inc. Company Guar. Notes 5.75% due 11/15/2024	3,000	2,955
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	3,000	3,064
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	11,000	11,907
		88,603
Research & Development — 0.0%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017* (8)	15,000	15,318
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	20,000	21,300
		36,618
Resorts/Theme Parks — 0.0%
Cedar Fair LP Company Guar. Notes 5.38% due 06/01/2024	3,000	3,034
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	11,000	11,303
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	25,000	25,562
		39,899
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	16,000	16,840
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	32,000	35,180
		52,020
Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	10,126
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	17,000	18,402
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	10,125
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,560
		43,087
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	25,000	24,819
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	9,528
Family Tree Escrow LLC Senior Sec. Notes 5.25% due 03/01/2020*	5,000	5,231
Family Tree Escrow LLC Senior Sec. Notes 5.75% due 03/01/2023*	5,000	5,225
		19,984
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	70,369	88,667
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	15,000	15,450
		104,117
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019* (8)	10,000	8,950
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	20,000	18,825
		27,775
Retail-Jewelry — 0.0%
Tiffany & Co. Senior Notes 4.90% due 10/01/2044	15,000	14,319
Retail-Mail Order — 0.0%
QVC, Inc. Senior Notes 4.85% due 04/01/2024	15,000	15,024
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	10,525

30

Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(8)	10,000	10,737
		21,262
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	14,000	14,630
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(8)	5,000	5,138
		19,768
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	11,000	8,415
Bon-Ton Department Stores, Inc. Sec. Notes 10.63% due 07/15/2017	21,000	20,842
JC Penney Corp., Inc. Senior Notes 5.65% due 06/01/2020	30,000	27,075
JC Penney Corp, Inc. Company Guar. Notes 8.13% due 10/01/2019	5,000	4,950
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	5,000	5,023
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/2024	6,000	7,293
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	14,000	17,120
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/2028	4,000	4,962
Neiman-Marcus Group LLC Senior Notes 7.13% due 06/01/2028	30,000	30,150
		125,830
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	10,000	9,925
Landry’s Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	3,000	3,113
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	30,000	32,175
McDonald’s Corp. Senior Notes 5.70% due 02/01/2039	18,000	20,098
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	22,000	26,017
		91,328
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	25,000	22,625
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	5,000	5,088
Special Purpose Entity — 0.0%
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	25,000	26,687
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	10,000	9,150
Steel-Producers — 0.1%
Glencore Funding LLC Company Guar. Notes 2.88% due 04/16/2020*(11)	20,000	19,603
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*(11)	40,000	37,208
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	10,000	9,911
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	16,000	16,120
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	10,000	10,000
Steel Dynamics, Inc. Company Guar. Notes 6.13% due 08/15/2019	3,000	3,158
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	3,000	3,139
		99,139
Telecom Services — 0.0%
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022	5,000	4,962
Qwest Corp. Senior Notes 6.75% due 12/01/2021	15,000	16,556

31

SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020	3,000	3,113
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	25,000	23,375
		48,006
Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	31,000	30,302
Avaya, Inc. Company Guar. Notes 10.50% due 03/01/2021*	16,000	13,200
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*(11)	10,000	9,963
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*(11)	15,000	15,187
		68,652
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	5,000	4,769
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	4,550
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	3,000	3,004
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	14,044
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	3,000	2,647
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	10,000	10,100
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	7,000	7,341
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	14,000	14,857
New Jersey Bell Telephone, Inc. Company Guar. Notes 8.00% due 06/01/2022	25,000	30,921
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	84,000	72,240
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	5,000	4,629
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048*(11)	71,000	62,375
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	10,000	10,067
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	11,000	8,951
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	14,000	12,810
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	16,000	17,000
		280,305
Television — 0.1%
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	20,000	17,858
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	6,000	6,180
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	17,000	18,020
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	6,000	6,045
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	5,000	4,888
Sinclair Television Group, Inc. Senior Notes 6.13% due 10/01/2022	6,000	6,165
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	6,000	6,195
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022*(11)	10,000	10,075
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	5,000	4,826
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	25,000	26,312
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	24,000	31,207
		137,771
Textile-Products — 0.0%
INVISTA Finance LLC 4.25% due 10/15/2019*	11,000	10,835
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 5.75% due 06/15/2025*(11)	10,000	9,800

32

AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	11,000	11,165
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	3,000	2,884
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	5,000	5,287
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	28,000	28,314
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	6,000	6,030
		63,480
Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	15,000	15,788
Transport-Air Freight — 0.0%
Air Medical Merger Sub Corp Senior Notes 6.38% due 05/15/2023*	35,000	32,900
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	16,531
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	17,212
Kansas City Southern Railway Co. Company Guar. Bonds 4.30% due 05/15/2043	3,000	2,817
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	22,650
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	24,000	24,300
		83,510
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	10,000	9,850
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	5,000	4,850
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	10,000	9,925
		14,775
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*(11)	10,000	10,213
Total U.S. Corporate Bonds & Notes (cost $8,182,228)		8,316,844
FOREIGN CORPORATE BONDS & NOTES — 1.0%
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000	105,992
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	11,140
HBOS PLC Sub. Notes 6.00% due 11/01/2033*	50,000	53,869
Santander Issuances SAU Bank Guar. Notes 5.91% due 06/20/2016*	100,000	103,787
		274,788
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	5,000	5,081
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	10,000	10,125
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	17,000	16,922
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	6,000	5,910
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	20,000	19,300
		42,132
Cable/Satellite TV — 0.0%
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	13,742
Containers-Metal/Glass — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	20,000	21,150

33

Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	10,000	10,589
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/2022	40,000	44,126
		54,715
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2025*	10,000	9,075
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000	15,082
		24,157
Diversified Minerals — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	4,856
Diversified Operations — 0.0%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	17,000	17,637
Nielsen Co. Luxembourg Sarl Company Guar. Notes 5.50% due 10/01/2021*	10,000	10,100
		27,737
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025	51,000	68,920
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 6.95% due 01/26/2039*	35,000	45,408
Electric-Integrated — 0.0%
Energy East Corp. Notes 6.75% due 07/15/2036	10,000	12,256
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD 24,000	20,032
Gold Mining — 0.0%
Eldorado Gold Corp. Senior Notes 6.13% due 12/15/2020*	6,000	5,940
New Gold, Inc. Senior Notes 6.25% due 11/15/2022*	10,000	9,875
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*	15,000	15,525
		31,340
Hazardous Waste Disposal — 0.0%
Tervita Corp. Company Guar. Notes 10.88% due 02/15/2018*	3,000	2,055
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/2021	35,000	39,264
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Sr. Notes 6.50% due 06/15/2023*(11)	5,000	5,106
Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	10,000	9,700
Medical-Biomedical/Gene — 0.0%
Concordia Healthcare Corp. Company Guar. Notes 7.00% due 04/15/2023*	15,000	15,000
Medical-Drugs — 0.1%
Capsugel SA Senior Notes 7.00% due 05/15/2019*(8)	3,000	3,053
JLL/Delta Dutch Newco BV Senior Notes 7.50% due 02/01/2022*	25,000	26,062
JLL/Delta Dutch Pledgeco BV Senior Notes 8.75% due 05/01/2020*(11)	10,000	10,150
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	5,000	5,050
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	10,000	10,250
		54,565
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	3,000	2,856
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021*	35,000	33,469
Metal-Diversified — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 9.50% due 10/01/2020	30,000	31,800
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	11,000	10,973

34

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000	20,715
Offshore Group Investment, Ltd. Senior Sec. Notes 7.13% due 04/01/2023	10,000	6,100
Offshore Group Investment, Ltd. Senior Sec. Notes 7.50% due 11/01/2019	25,000	15,375
Paragon Offshore PLC Company Guar. Notes 6.75% due 07/15/2022*	5,000	1,650
Paragon Offshore PLC Company Guar. Notes 7.25% due 08/15/2024*	25,000	8,125
Shelf Drilling Holdings, Ltd. Sec. Notes 8.63% due 11/01/2018*	14,000	12,460
		64,425
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	6,000	5,565
Lightstream Resources, Ltd. Senior Notes 8.63% due 02/01/2020*	18,000	11,565
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(4)(11)	10,000	0
		17,130
Oil Companies-Integrated — 0.1%
Petrobras Global Finance BV Company Guar. Notes 5.38% due 01/27/2021	50,000	48,090
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/2016	20,000	20,086
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	15,000	13,136
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	32,343
		113,655
Oil Refining & Marketing — 0.0%
Seven Generations Energy, Ltd. Senior Notes 6.75% due 05/01/2023*(11)	10,000	9,975
Seven Generations Energy, Ltd. Senior Notes 8.25% due 05/15/2020*	14,000	14,854
		24,829
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036	9,000	8,183
Weatherford International, Ltd. Company Guar. Notes 9.88% due 03/01/2039	10,000	11,511
		19,694
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	10,000	12,300
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	10,000	9,663
Retail-Restaurants — 0.0%
1011778 B.C. ULC / New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*(11)	5,000	4,925
New Red Finance, Inc. Notes 6.00% due 04/01/2022*	30,000	30,825
		35,750
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	6,000	5,460
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	17,000	16,809
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	31,000	25,885
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	13,000	10,790
SES SA Company Guar. Notes 5.30% due 04/04/2043*	5,000	5,026
		63,970
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*(11)	17,000	16,320
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	9,969
ArcelorMittal Senior Notes 7.75% due 10/15/2039	6,000	5,970
ArcelorMittal Senior Notes 10.60% due 06/01/2019	18,000	21,555
		37,494

35

Telephone-Integrated — 0.1%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,809
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	35,000	38,701
		45,510
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	24,937
Total Foreign Corporate Bonds & Notes (cost $1,362,495)		1,346,904
LOANS (14)(15)(16)— 0.1%
Building & Construction Products-Misc. — 0.0%
CPG International, Inc. 4.75% due 09/30/2020	20,000	19,800
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 6.95% due 03/01/2017(6)(18)	66,093	59,118
Caesars Entertainment Operating Co., Inc. FRS 9.75% due 01/28/2018(6)(18)	4,975	4,326
		63,444
Electric-Integrated — 0.0%
TXU Energy 1.50% due 10/10/2017†(6)(11)(17)(18)	71,120	40,716
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/05/2021	15,000	14,756
Telecommunication Equipment — 0.0%
Avaya, Inc., The TLB 6.25% due 04/30/2020†	15,000	14,472
Total Loans (cost $185,998)		153,188
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	34,470
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	17,047
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	41,687
Total Municipal Bonds & Notes (cost $70,196)		93,204
U.S. GOVERNMENT AGENCIES — 1.8%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 04/01/2020	12,453	12,848
5.50% due 06/01/2035	7,194	8,108
7.50% due 10/01/2029	7,554	9,040
Federal Home Loan Mtg. Corp., REMIC FRS
Series 2990, Class LB
16.47% due 06/15/2034(5)(12)	24,367	32,409
Series 3065, Class DC
19.30% due 03/15/2035(5)(12)	37,955	54,470
Series 3072, Class SM 23.12% due 11/15/2035(5)(12)	24,072	36,798
Federal Home Loan Mtg. Corp., Structured Pass Through VRS
Series T-56, Class 2IO
0.05% due 05/25/2043(3)(5)(9)	105,909	0
Series T-56, Class AIO
0.52% due 05/25/2043(3)(5)	178,229	4,508
		158,181
Federal National Mtg. Assoc. — 1.7%
3.50% due July 15 TBA	1,000,000	1,030,547
4.00% due July 15 TBA	1,000,000	1,059,480
4.00% due 05/01/2019	87,312	91,528
4.00% due 09/01/2020	10,374	10,877
4.50% due 04/01/2018	2,102	2,189
4.50% due 03/01/2020	5,603	5,856
4.50% due 04/01/2020	9,770	10,211
4.50% due 09/01/2020	7,170	7,479
4.50% due 11/01/2020	4,184	4,379
5.00% due 03/01/2021	3,126	3,272
5.50% due 03/01/2018	3,022	3,160
6.00% due 06/01/2036	3,042	3,484
6.50% due 01/01/2036	416	478
6.50% due 06/01/2036	19,899	22,852
6.50% due 07/01/2036	7,992	9,179
6.50% due 09/01/2036	26,959	30,960
6.50% due 11/01/2036	22,436	25,766
7.00% due 06/01/2033	6,768	8,019
7.00% due 04/01/2035	10,301	12,438
7.50% due 04/01/2024	9,302	10,465
Federal National Mtg. Assoc., REMIC VRS
Series 2001-50, Class BI
0.41% due 10/25/2041 (3)(5)	139,100	2,322
Federal National Mtg. Assoc., REMIC FRS
Series 2005-75, Class GS
19.69% due 08/25/2035 (5)(12)	14,768	20,317
Series 2005-122, Class SE
22.45% due 11/25/2035 (5)(12)	17,795	26,522
Series 2006-8, Class HP
23.88% due 03/25/2036 (5)(12)	26,465	41,520
		2,443,300
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	27,839	31,900

36

6.50% due 09/20/2037	6,956	8,266
		40,166
Total U.S. Government Agencies (cost $2,638,204)		2,641,647
U.S. GOVERNMENT TREASURIES — 1.5%
United States Treasury Bonds — 0.2%
2.75% due 08/15/2042	130,000	120,951
3.75% due 11/15/2043	230,000	258,714
		379,665
United States Treasury Notes — 1.3%
0.75% due 12/31/2017	220,000	219,536
0.75% due 03/31/2018	90,000	89,543
1.00% due 08/31/2016	170,000	171,222
1.13% due 12/31/2019	460,000	451,914
1.75% due 05/31/2016	500,000	506,523
2.00% due 11/30/2020	90,000	91,125
2.38% due 08/15/2024	160,000	160,863
2.75% due 11/15/2023	160,000	166,325
		1,857,051
Total U.S. Government Treasuries (cost $2,211,488)		2,236,716
EXCHANGE-TRADED FUNDS — 0.1%
Market Vectors Russia ETF	912	16,671
Market Vectors Vietnam ETF	2,747	51,204
Total Exchange-Traded Funds (cost $74,637)		67,875
EQUITY CERTIFICATES — 0.7%
Auto-Cars/Light Trucks — 0.1%
UBS AG - Tata Motors, Ltd.†(11)	12,658	86,298
Banks-Commercial — 0.2%
Merrill Lynch-Arab National Bank†	3,651	32,092
UBS AG - Apollo Tyres, Ltd.†(11)	12,271	32,807
UBS AG - Dewan Housing Finance Corp., Ltd.†(11)	13,510	89,307
UBS AG - Federal Bank, Ltd.†(11)	23,482	54,501
UBS AG - HCL Technologies, Ltd.†(11)	3,097	44,731
UBS AG-Axis Bank†(11)	1,675	14,702
		268,140
Beverages-Wine/Spirits — 0.1%
UBS AG — Wuliangye Yibin Co., Ltd.†(11)	13,340	68,195
Building-Heavy Construction — 0.1%
UBS AG-IRB Infrastructure Developers, Ltd.†(11)	15,715	57,611
Cellular Telecom — 0.0%
UBS AG - Idea Cellular, Ltd.†(11)	17,149	47,437
Computer Services — 0.0%
UBS AG-Infosys, Ltd.†(11)	1,893	29,262
Diversified Banking Institutions — 0.1%
UBS AG - Qingdao Haier Co.,Ltd.†(11)	9,819	48,026
UBS AG-Axis Bank, Ltd.†(11)	6,845	60,082
		108,108
Electric Products-Misc. — 0.0%
UBS AG-Gree Electric Appliances†(11)	4,500	46,372
Finance-Auto Loans — 0.0%
UBS AG-Shriram Transport Finance Co., Ltd.†(11)	2,183	29,257
Finance-Mortgage Loan/Banker — 0.0%
UBS AG-Dewan Housing Finance Corp.†(11)	695	4,594
Food-Misc./Diversified — 0.0%
Merrill Lynch - Kuwait Foods Americana†(11)	2,820	25,070
Metal-Diversified — 0.0%
UBS AG-Hindustan Zinc, Ltd.†(11)	10,219	26,815
Multimedia — 0.0%
UBS AG-Zee Entertainment Enterprise†(11)	8,503	49,125
Pharmacy Services — 0.1%
UBS AG-Aurobindo Pharma, Ltd.†(11)	2,421	55,202
Real Estate Operations & Development — 0.0%
UBS AG - China State Construction Engineering Corp., Ltd.†(11)	34,000	45,564
Real Estate Management/Services — 0.0%
UBS AG-Oberoi Realty, Ltd.†(11)	3,052	13,041
Satellite Telecom — 0.0%
Citibank — Dish TV India, Ltd.†(11)	24,158	40,346
Sovereign Agency — 0.0%
UBS AG - London Branch†(11)	5,309	25,669
UBS AG-Adani Ports & Special Economics†(11)	3,156	15,260
		40,929
Telecom Services — 0.0%
UBS - Bharti Infratel, Ltd.†(11)	2,173	15,253
Transport-Rail — 0.0%
UBS AG - Daqin Railway†(11)	22	50
Transport-Services — 0.0%
UBS AG-Zhengzhou Yutong Bus Co. †(11)	10,800	33,140
Travel Services — 0.0%
Merrill Lynch-Al Tayyar Travel Group†(11)	1,569	41,390
Total Equity Certificates (cost $1,152,105)		1,131,199
Total Long-Term Investment Securities (cost $126,398,721)		140,632,943

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Treasuries — 0.7%
United States Treasury Bills
0.02% due 07/02/2015(13)	$680,000	680,000
0.02% due 08/06/2015(13)	170,000	170,001
0.03% due 07/16/2015(13)	200,000	199,997

37

Total Short-Term Investment Securities (cost $1,049,995)		1,049,998
REPURCHASE AGREEMENTS — 4.7%
Agreement with Bank of America Securities LLC, bearing interest at 0.09%, dated 06/30/2015, to be repurchased 07/01/2015 in the amount $6,806,000 collateralized by $6,854,000 of United States Treasury Notes, bearing interest at 1.62% due 03/31/2019 and having an approximate value of $6,970,044 (cost $6,806,000)	6,806,000	6,806,000
TOTAL INVESTMENTS (cost $134,254,716)(7)	101.5%	148,488,941
Liabilities in excess of other assets	(1.5)	(2,161,618)
NET ASSETS	100.0%	$146,327,323

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2015, the aggregate value of these securities was $4,224,527 representing 2.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Commercial Mortgage Backed Security
(3)	Interest Only
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	Collateralized Mortgage Obligation
(6)	Company has filed for chapter 11 bankruptcy protection
(7)	See Note 4 for cost of investments on a tax basis.
(8)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(9)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(10)	Denominated in United States dollars unless otherwise indicated.
(11)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $1,969,719 representing 1.3% of net assets.
(12)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2015.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates at June 30, 2015. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(17)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2015, the Asset Allocation:Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value per Share	% of Net Assets

Common Stocks
Metro Bank PLC	01/15/2014	736	$15,667	$17,448	$24	0.01%

Loans
TXU Energy	05/19/2011	$25,308	24,831
1.50% due 10/10/2017	05/16/2011	44,884	42,263
	08/21/2014	928	1,233
		71,120	68,327	40,716	57	0.03%
				$58,164		0.04%

(18)	Security in default of interest
(19)	Subsequent to June 30, 2015, Company has filed for Chapter 11 bankruptcy protection
ADR	— American Depository Receipt
ASE	— Athens Stock Exchange
BATS	— Better Alternative Trading System
BTL	— Bank Term Loan
CVA	— Certification Van Aandelen (Dutch Cert.)
Euronext	— Euro Stock Exchange, Amsterdam
FRS	— Floating Rate Security
GDR	— Global Depository Receipt
LSE	— London Stock Exchange
NVDR	— Non-Voting Depository Receipt
REMIC	— Real Estate Mortgage Investment Conduit
RSP	— Risparmio Savings Shares

38

TBA

— Securities purchased on a forward commitment basis with an approximateprincipal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at June 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2015	Unrealized Appreciation (Depreciation)
29	Long	Euro Stoxx 50	September 2015	$1,123,530	$1,110,881	$(12,649)
11	Short	FTSE 100 Index	September 2015	1,151,616	1,122,406	29,210
36	Short	Russell 2000 Mini Index	September 2015	4,540,680	4,501,440	39,240
9	Long	S&P 500 E-Mini Index	September 2015	944,573	924,480	(20,093)
48	Short	S&P 500 E-Mini Index	September 2015	5,064,153	4,930,560	133,593
6	Long	S&P Mid 400 E-Mini Index	September 2015	915,660	898,860	(16,800)
10	Short	SPI 200 Index	September 2015	1,057,410	1,041,015	16,395
9	Long	U.S. Treasury 2 YR Notes	September 2015	1,967,063	1,970,438	3,375
42	Short	U.S. Treasury 2 YR Notes	September 2015	9,179,625	9,195,375	(15,750)
14	Long	U.S. Treasury 5 YR Notes	September 2015	1,669,719	1,669,610	(109)
51	Short	U.S. Treasury 5 YR Notes	September 2015	6,082,547	6,082,149	398
64	Long	U.S. Treasury 10 YR Notes	September 2015	8,145,500	8,075,000	(70,500)
						$86,310

Total Return Swap Contracts@
	Notional				Gross Unrealized
	Amount	Termination	Fixed Payments Received	Total Return Received or	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	(Depreciation)

Citibank N.A.	$6,727	12/17/15	3 Month USD LIBOR-BBA plus 15 bps	Russell 1000 Index Total Return	$2,780
Citibank N.A.	7,917	12/17/15	(3 Month USD LIBOR-BBA minus 42 bps)	Citibank U.S. Equity Custom Basket Total Return	(123,623)
UBS	28,302	04/14/16	(3 Month USD LIBOR-BBA minus 55 bps)	UBS U.S. Equity Custom Basket Total Return	(5,283)
Net Unrealized Appreciation (Depreciation)					$(126,126)

BBA	— British Banker’s Association
LIBOR	— London Interbank Offered Rate
@	Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 1.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	2,957,000	USD	3,247,200	09/16/2015	$—	$(52,909)

Barclays Bank PLC	USD	90,148	HKD	698,700	08/19/2015	—	(16)
	USD	27,184	CHF	25,600	09/16/2015	278	—
						278	(16)
Citibank N.A.	CAD	18,200	USD	14,375	07/15/2015	—	(194)
	DKK	1,299,400	USD	194,477	09/16/2015	—	(128)
						—	(322)
Credit Suisse AG	USD	530,938	AUD	699,100	07/15/2015	8,061	—
	USD	635,924	JPY	76,185,000	08/19/2015	—	(13,076)
	USD	599,785	CHF	564,900	09/16/2015	6,202	—
	USD	654,921	EUR	596,400	09/16/2015	10,681	—
	USD	534,130	GBP	350,400	09/16/2015	16,135	—
						41,079	(13,076)
Deutsche Bank AG	USD	1,168,902	EUR	1,064,700	09/16/2015	19,338	—

Goldman Sachs International	USD	55,387	JPY	6,634,300	08/19/2015	—	(1,149)

HSBC Bank USA, N.A.	USD	578,560	JPY	69,293,900	08/19/2015	—	(12,051)
	USD	534,041	GBP	350,400	09/16/2015	16,224	—
						16,224	(12,051)
JPMorgan Chase Bank	CHF	180,800	USD	191,963	09/16/2015	—	(1,987)
	GBP	898,400	USD	1,370,125	09/16/2015	—	(40,715)
	JPY	80,387,800	USD	671,160	08/19/2015	13,952	—
	NOK	450,600	USD	57,653	09/16/2015	283	—
	SEK	804,400	USD	95,410	09/16/2015	—	(1,778)
	SGD	271,600	USD	204,335	08/19/2015	2,825	—
	USD	687,784	EUR	626,100	09/16/2015	10,964	—
	USD	283,721	SEK	2,385,900	09/16/2015	4,543	—
						32,567	(44,480)
State Street Bank & Trust Co.	AUD	854,900	USD	647,902	07/15/2015	—	(11,218)
	USD	530,446	AUD	699,100	07/15/2015	8,553	—
	USD	11,076	ILS	43,900	07/15/2015	557	—
						9,110	(11,218)
UBS AG	AUD	139,100	USD	105,507	07/15/2015	—	(1,739)
	USD	1,186,076	EUR	1,064,700	09/16/2015	2,164	—
	USD	534,166	GBP	350,500	09/16/2015	16,257	—
						18,421	(1,739)
Westpac Banking Corp.	JPY	4,202,700	USD	35,087	08/19/2015	728	—
Net Unrealized Appreciation(Depreciation)						$137,745	$(136,960)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — Israeli New Sheqel
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Advertising Services	$75,711	$—	$0	$75,711
Banks-Commercial	2,884,655	—	17,448	2,902,103
Finance-Other Services	—	39,805	—	39,805
Oil Companies-Exploration & Production	2,026,398	—	1,259	2,027,657
Water Treatment Systems	—	—	70,711	70,711
Other Industries	115,963,051	—	—	115,963,051
Convertible Preferred Stocks:	22,845	—	—	22,845
Preferred Securities:
Finance-Auto Loans	—	17,178	—	17,178
Other industries	274,440	—	—	274,440
Preferred Securities/Capital Securties	—	831,114	—	831,114
Asset Backed Securities	—	2,389,257	—	2,389,257
Convertible Bonds & Notes	—	31,494		31,494
U.S. Corporate Bonds & Notes
Energy-Alternate Sources	—	—	0	0
Other industries	—	8,316,844	—	8,316,844
Foreign Corporate Bonds & Notes
Oil Companies-Exploration & Production	—	17,130	0	17,130
Other industries	—	1,329,774	—	1,329,774
Loans	—	153,188	—	153,188
Municipal Bonds & Notes	—	93,204	—	93,204
U.S. Government Agencies	—	2,641,647	—	2,641,647
U.S. Government Treasuries	—	2,236,716		2,236,716
Exchange-Traded Funds	67,875	—	—	67,875
Equity Certificates	—	1,131,199	—	1,131,199
Short-Term Investment Securities:
U.S. Government Treasuries	—	1,049,998	—	1,049,998
Repurchase Agreements	—	6,806,000	—	6,806,000
Total Investment at Value	$121,314,975	$27,084,548	$89,418	$148,488,941

Other Financial Instruments:+
Futures Contracts	$222,211	$—	$—	$222,211
Total Return Swaps	—	2,780	—	2,780
Forward Currency Contracts	—	137,745	—	137,745
Total Other Financial Instruments	$222,211	$140,525	$—	$362,736

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$135,901	$—	$—	$135,901
Total Return Swaps	—	128,906	—	128,906
Forward Currency Contracts	—	136,960	—	136,960
Total Other Financial Instruments	$135,901	$265,866	$—	$401,767

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolios policy is to recognize transfers between Levels as of the end of the reporting period.  Securities currently valued at $20,215,485 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

39

SEASONS SERIES TRUST STOCK PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.9%
Aerospace/Defense — 1.6%
Boeing Co.	56,200	$7,796,064
Airlines — 1.7%
American Airlines Group, Inc.	152,700	6,098,075
United Continental Holdings, Inc.†	40,600	2,152,206
		8,250,281
Apparel Manufacturers — 1.3%
Hanesbrands, Inc.	146,300	4,874,716
Under Armour, Inc., Class A†	15,400	1,284,976
		6,159,692
Applications Software — 5.1%
Microsoft Corp.	231,800	10,233,970
NetSuite, Inc.†	23,200	2,128,600
Red Hat, Inc.†	33,500	2,543,655
Salesforce.com, Inc.†	99,700	6,942,111
ServiceNow, Inc.†	38,600	2,868,366
		24,716,702
Athletic Footwear — 0.7%
NIKE, Inc., Class B	29,600	3,197,392
Auto-Cars/Light Trucks — 1.4%
Tesla Motors, Inc.†	24,600	6,599,196
Auto/Truck Parts & Equipment-Original — 1.5%
BorgWarner, Inc.	33,400	1,898,456
Delphi Automotive PLC	29,800	2,535,682
Mobileye NV†	50,000	2,658,500
		7,092,638
Banks-Fiduciary — 0.7%
State Street Corp.	42,800	3,295,600
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	10,800	1,528,308
Casino Hotels — 1.4%
Las Vegas Sands Corp.	46,200	2,428,734
MGM Resorts International†	215,680	3,936,160
Wynn Resorts, Ltd.	5,870	579,193
		6,944,087
Chemicals-Specialty — 0.5%
Ashland, Inc.	18,300	2,230,770
Coatings/Paint — 0.8%
Sherwin-Williams Co.	15,000	4,125,300
Commercial Services-Finance — 2.3%
MasterCard, Inc., Class A	120,200	11,236,296
Computer Services — 0.2%
IHS, Inc., Class A†	6,400	823,232
Computer Software — 0.3%
Akamai Technologies, Inc.†	23,200	1,619,824
Computers — 2.8%
Apple, Inc.	107,300	13,458,103
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	23,400	2,027,844
Data Processing/Management — 0.6%
Fiserv, Inc.†	33,000	2,733,390
Diagnostic Equipment — 2.6%
Danaher Corp.	147,500	12,624,525
Diversified Banking Institutions — 1.2%
Morgan Stanley	155,800	6,043,482
E-Commerce/Products — 7.5%
Alibaba Group Holding, Ltd. ADR†	88,500	7,280,895
Amazon.com, Inc.†	52,300	22,702,907
Flipkart Online Services, Ltd.†(1)(2)(3)	922	131,145
JD.com, Inc. ADR†	63,300	2,158,530
Vipshop Holdings, Ltd. ADR†	190,000	4,227,500
		36,500,977
E-Commerce/Services — 4.0%
58.com, Inc. ADR†	11,400	730,284
Netflix, Inc.†	5,200	3,416,088
Priceline Group, Inc.†	13,100	15,082,947
		19,229,319
Enterprise Software/Service — 0.4%
Workday, Inc., Class A†	24,500	1,871,555
Finance-Credit Card — 2.9%
Visa, Inc., Class A	212,300	14,255,945
Finance-Investment Banker/Broker — 0.6%
TD Ameritrade Holding Corp.	72,800	2,680,496
Finance-Other Services — 0.7%
Intercontinental Exchange, Inc.	15,900	3,555,399
Internet Application Software — 0.9%
Tencent Holdings, Ltd.	216,800	4,329,539
Internet Content-Entertainment — 2.6%
Facebook, Inc., Class A†	139,000	11,921,335
Pandora Media, Inc.†	41,500	644,910
		12,566,245
Internet Content-Information/News — 0.9%
LinkedIn Corp., Class A†	21,100	4,359,893
Investment Management/Advisor Services — 0.4%
BlackRock, Inc.	6,000	2,075,880
Machinery-General Industrial — 1.9%
Roper Technologies, Inc.	31,000	5,346,260
Wabtec Corp.	43,300	4,080,592
		9,426,852
Machinery-Pumps — 0.5%
Flowserve Corp.	46,500	2,448,690
Medical Instruments — 1.3%
Intuitive Surgical, Inc.†	12,600	6,104,700
Medical-Biomedical/Gene — 10.8%
Alexion Pharmaceuticals, Inc.†	51,600	9,327,732
Alnylam Pharmaceuticals, Inc.†	2,900	347,623
Biogen, Inc.†	23,100	9,331,014
BioMarin Pharmaceutical, Inc.†	24,100	3,296,398
Celgene Corp.†	65,300	7,557,496
Gilead Sciences, Inc.	95,000	11,122,600
Incyte Corp.†	37,700	3,928,717
Regeneron Pharmaceuticals, Inc.†	8,200	4,183,066
Vertex Pharmaceuticals, Inc.†	27,500	3,395,700
		52,490,346
Medical-Drugs — 3.5%
AbbVie, Inc.	16,613	1,116,227
Bristol-Myers Squibb Co.	51,700	3,440,118
Valeant Pharmaceuticals International, Inc.†	56,000	12,440,400
		16,996,745
Medical-Generic Drugs — 2.5%
Allergan plc†	39,517	11,991,829
Medical-HMO — 3.7%
Anthem, Inc.	29,200	4,792,888

1

Cigna Corp.	22,500	3,645,000
Humana, Inc.	22,800	4,361,184
UnitedHealth Group, Inc.	42,700	5,209,400
		18,008,472
Medical-Wholesale Drug Distribution — 2.2%
McKesson Corp.	46,600	10,476,146
Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	21,200	4,237,244
Multimedia — 1.6%
Walt Disney Co.	66,300	7,567,482
Networking Products — 0.2%
Palo Alto Networks, Inc.†	6,900	1,205,430
Oil Companies-Exploration & Production — 1.3%
Concho Resources, Inc.†	8,700	990,582
Continental Resources, Inc.†	21,200	898,668
EQT Corp.	25,200	2,049,768
Pioneer Natural Resources Co.	9,700	1,345,293
Range Resources Corp.	24,738	1,221,562
		6,505,873
Real Estate Investment Trusts — 2.4%
American Tower Corp.	80,900	7,547,161
Crown Castle International Corp.	51,800	4,159,540
		11,706,701
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)(3)	1,490	49,005
Retail-Apparel/Shoe — 0.5%
Ross Stores, Inc.	51,600	2,508,276
Retail-Auto Parts — 1.1%
AutoZone, Inc.†	8,100	5,401,890
Retail-Automobile — 0.8%
CarMax, Inc.†	58,000	3,840,180
Retail-Building Products — 1.8%
Home Depot, Inc.	28,000	3,111,640
Lowe’s Cos., Inc.	84,500	5,658,965
		8,770,605
Retail-Discount — 0.4%
Costco Wholesale Corp.	13,300	1,796,298
Retail-Drug Store — 2.0%
CVS Health Corp.	48,400	5,076,192
Walgreens Boots Alliance, Inc.	52,700	4,449,988
		9,526,180
Retail-Gardening Products — 1.0%
Tractor Supply Co.	55,600	5,000,664
Retail-Restaurants — 1.7%
Chipotle Mexican Grill, Inc.†	4,100	2,480,459
Starbucks Corp.	103,800	5,565,237
		8,045,696
Semiconductor Equipment — 0.3%
ASML Holding NV (NY Registered Shares)	13,800	1,436,994
Transport-Rail — 0.5%
Canadian Pacific Railway, Ltd.	15,600	2,499,588
Transport-Services — 0.8%
FedEx Corp.	23,500	4,004,400
Transport-Truck — 0.3%
J.B. Hunt Transport Services, Inc.	15,000	1,231,350
Web Portals/ISP — 6.6%
Baidu, Inc. ADR†	32,200	6,410,376
Dropbox, Inc., Class A†(1)(2)(3)	38,413	726,036
Google, Inc., Class A†	22,700	12,258,908
Google, Inc., Class C†	24,166	12,578,645
		31,973,965
Total Common Stocks (cost $361,660,694)		479,179,575
CONVERTIBLE PREFERRED SECURITIES — 0.6%
B2B/E-Commerce — 0.2%
AirBNB, Inc. Series D†(1)(2)(3)	13,329	1,203,470
E-Commerce/Products — 0.3%
Flipkart Online Services, Ltd. Series A†(1)(2)(3)	316	44,948
Flipkart Online Services, Ltd. Series C†(1)(2)(3)	556	79,085
Flipkart Online Services, Ltd. Series E†(1)(2)(3)	1,032	146,792
Flipkart Online Services, Ltd. Series G†(1)(2)(3)	4,576	650,890
Flipkart Online Services, Ltd. Series H†(1)(2)(3)	4,257	605,516
		1,527,231
E-Commerce/Services — 0.0%
Living Social, Inc.†(1)(2)(3)	11,949	2,188
Real Estate Management/Services — 0.1%
Wework Cos., Inc. Series E†(1)(2)(3)	13,398	440,654
Total Convertible Preferred Securities (cost $2,445,798)		3,173,543
Total Long-Term Investment Securities (cost $364,106,492)		482,353,118

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
T. Rowe Price Reserve Investment Fund 0.01%(5) (cost $4,283,787)	4,283,787	4,283,787
TOTAL INVESTMENTS (cost $368,390,279)(4)	100.4%	486,636,905
Liabilities in excess of other assets	(0.4)	(2,064,625)
NET ASSETS	100.0%	$484,572,280

†	Non-income producing security
ADR	— American Depository Receipt
(1)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $4,079,729 representing 0.8% of net assets.

2

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2015, the Stock Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
WeWork Cos., Inc., Class A	06/23/2015	1,490	$49,006	$49,005	$32.89	0.01%
Dropbox, Inc., Class A	11/7/2014	38,413	733,734	726,036	18.90	0.15
Flipkart Online Services, Ltd.	03/19/2015	922	105,108	131,145	142.24	0.03

Convertible Preferred Securities
AirBNB, Inc. Series D	04/16/2014	13,329	542,664	1,203,470	90.29	0.25
Flipkart Online Services, Ltd. Series A	03/19/2015	316	36,022	44,948	142.24	0.01
Flipkart Online Services, Ltd. Series C	03/19/2015	556	63,384	79,085	142.24	0.02
Flipkart Online Services, Ltd. Series E	03/19/2015	1,032	117,648	146,792	142.24	0.03
Flipkart Online Services, Ltd. Series G	12/17/2014	4,576	548,022	650,890	142.24	0.13
Flipkart Online Services, Ltd. Series H	04/17/2015	4,257	605,516	605,516	142.24	0.12
Living Social, Inc.	11/18/2011	11,949	91,888	2,188	0.18	0.00
WeWork Cos., Inc. Series E	06/23/2015	13,398	440,655	440,654	32.89	0.09
				$4,079,729		0.84%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	The rate shown is the 7-day yield as of June 30, 2015

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
E-Commerce/Products	$36,369,832	$—	$131,145	$36,500,977
Real Estate Management/Services	—	—	49,005	49,005
Web Portals/ISP	31,247,929	—	726,036	31,973,965
Other Industries*	410,655,628	—	—	410,655,628
Convertible Preferred Securities	—	—	3,173,543	3,173,543
Short-Term Investment Securities	4,283,787	—	—	4,283,787
Total Investment at Value	$482,557,176	$—	$4,079,729	$486,636,905

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.7%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	2,886	$55,613
Omnicom Group, Inc.	1,812	125,916
		181,529
Aerospace/Defense — 0.7%
Boeing Co.	14,277	1,980,505
General Dynamics Corp.	2,984	422,803
Lockheed Martin Corp.	2,518	468,096
Northrop Grumman Corp.	1,271	201,619
Rockwell Collins, Inc.	1,188	109,712
		3,182,735
Aerospace/Defense-Equipment — 0.3%
United Technologies Corp.	10,003	1,109,633
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	1,812	116,475
Monsanto Co.	4,481	477,630
		594,105
Airlines — 0.6%
American Airlines Group, Inc.	7,015	280,144
Delta Air Lines, Inc.	11,713	481,170
Southwest Airlines Co.	9,531	315,381
United Continental Holdings, Inc.†	27,516	1,458,623
		2,535,318
Apparel Manufacturers — 0.4%
Carter’s, Inc.	9,122	969,669
Hanesbrands, Inc.	5,728	190,857
Michael Kors Holdings, Ltd.†	2,834	119,283
Ralph Lauren Corp.	474	62,739
Under Armour, Inc., Class A†	2,398	200,089
VF Corp.	4,849	338,169
		1,880,806
Applications Software — 3.0%
Citrix Systems, Inc.†	2,286	160,386
Intuit, Inc.	23,155	2,333,329
Microsoft Corp.	158,912	7,015,965
NetSuite, Inc.†	5,708	523,709
Red Hat, Inc.†	2,614	198,481
Salesforce.com, Inc.†	15,134	1,053,780
ServiceNow, Inc.†	17,318	1,286,901
		12,572,551
Athletic Footwear — 1.3%
NIKE, Inc., Class B	50,065	5,408,021
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,015	120,724
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	2,682	171,138
Auto/Truck Parts & Equipment-Original — 0.5%
BorgWarner, Inc.	17,740	1,008,342
Delphi Automotive PLC	12,555	1,068,305
		2,076,647
Banks-Commercial — 0.6%
First Republic Bank	27,602	1,739,754
PacWest Bancorp	11,637	544,146
Regions Financial Corp.	8,602	89,117
		2,373,017
Banks-Fiduciary — 0.0%
Northern Trust Corp.	1,533	117,213
Banks-Super Regional — 0.5%
US Bancorp	12,137	526,746
Wells Fargo & Co.	26,730	1,503,295
		2,030,041
Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	83,514	3,276,254
Coca-Cola Enterprises, Inc.	15,230	661,591
Dr Pepper Snapple Group, Inc.	2,734	199,309
Monster Beverage Corp.†	2,097	281,040
PepsiCo, Inc.	27,013	2,521,393
		6,939,587
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	7,937	795,129
Constellation Brands, Inc., Class A	2,416	280,304
		1,075,433
Brewery — 0.0%
Molson Coors Brewing Co., Class B	2,277	158,957
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	2,127	70,744
Discovery Communications, Inc., Class C†	3,724	115,742
Scripps Networks Interactive, Inc., Class A	1,355	88,576
		275,062
Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	25,900	1,186,738
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	885	125,236
Vulcan Materials Co.	1,135	95,261
		220,497
Building Products-Wood — 0.0%
Masco Corp.	2,231	59,501
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	4,758	130,179
Lennar Corp., Class A	2,546	129,948
PulteGroup, Inc.	2,480	49,972
		310,099
Cable/Satellite TV — 2.1%
Comcast Corp., Class A	115,195	6,927,827
DIRECTV†	7,171	665,397
Time Warner Cable, Inc.	7,509	1,337,879
		8,931,103
Casino Hotels — 0.2%
Las Vegas Sands Corp.	11,646	612,230
Wynn Resorts, Ltd.	1,163	114,753
		726,983
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	37,779	1,464,692
Chemicals-Diversified — 0.7%
E.I. du Pont de Nemours & Co.	6,455	412,797
LyondellBasell Industries NV, Class A	9,814	1,015,946

1

PPG Industries, Inc.	13,589	1,558,930
		2,987,673
Chemicals-Specialty — 0.4%
Ashland, Inc.	8,722	1,063,212
Ecolab, Inc.	3,822	432,153
International Flavors & Fragrances, Inc.	658	71,913
Sigma-Aldrich Corp.	1,703	237,313
		1,804,591
Coatings/Paint — 0.4%
Sherwin-Williams Co.	6,569	1,806,606
Coffee — 0.2%
Keurig Green Mountain, Inc.	11,028	845,076
Commercial Services — 0.0%
Cintas Corp.	1,354	114,535
Quanta Services, Inc.†	1,420	40,924
		155,459
Commercial Services-Finance — 1.9%
Automatic Data Processing, Inc.	6,696	537,220
Equifax, Inc.	1,188	115,343
FleetCor Technologies, Inc.†	9,434	1,472,270
H&R Block, Inc.	2,630	77,979
MasterCard, Inc., Class A	57,615	5,385,850
McGraw Hill Financial, Inc.	2,459	247,007
Moody’s Corp.	2,537	273,895
Total System Services, Inc.	1,591	66,456
Western Union Co.	4,123	83,821
		8,259,841
Computer Aided Design — 0.3%
ANSYS, Inc.†	9,844	898,167
Autodesk, Inc.†	3,247	162,593
		1,060,760
Computer Services — 0.6%
Accenture PLC, Class A	5,091	492,707
Amdocs, Ltd.	25,493	1,391,663
Cognizant Technology Solutions Corp., Class A†	8,707	531,911
IHS, Inc., Class A†	1,794	230,762
Teradata Corp.†	1,073	39,701
		2,686,744
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,547	177,832
Computers — 6.5%
Apple, Inc.	219,735	27,560,262
Computers-Memory Devices — 1.0%
EMC Corp.	132,921	3,507,785
NetApp, Inc.	2,312	72,967
SanDisk Corp.	2,965	172,622
Seagate Technology PLC	4,526	214,985
Western Digital Corp.	3,096	242,789
		4,211,148
Consumer Products-Misc. — 0.1%
Clorox Co.	1,085	112,862
Kimberly-Clark Corp.	2,908	308,161
		421,023
Containers-Metal/Glass — 0.4%
Ball Corp.	1,357	95,193
Crown Holdings, Inc.†	26,226	1,387,618
		1,482,811
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	1,918	98,547
Cosmetics & Toiletries — 1.8%
Colgate-Palmolive Co.	66,682	4,361,669
Estee Lauder Cos., Inc., Class A	20,601	1,785,283
Procter & Gamble Co.	18,959	1,483,352
		7,630,304
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.	1,317	103,635
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	329	40,138
Fidelity National Information Services, Inc.	2,547	157,404
Fiserv, Inc.†	3,377	279,717
Paychex, Inc.	2,984	139,890
		617,149
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,236	63,716
Patterson Cos., Inc.	721	35,077
		98,793
Diagnostic Equipment — 0.5%
Danaher Corp.	23,043	1,972,250
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	2,452	194,860
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,059	180,771
Distribution/Wholesale — 0.4%
Fastenal Co.	2,443	103,046
Fossil Group, Inc.†	398	27,605
Genuine Parts Co.	1,259	112,718
WW Grainger, Inc.	6,824	1,614,900
		1,858,269
Diversified Manufacturing Operations — 1.4%
3M Co.	6,061	935,212
A.O. Smith Corp.	11,750	845,765
Colfax Corp.†	27,958	1,290,262
Dover Corp.	16,014	1,123,862
Illinois Tool Works, Inc.	2,702	248,016
Ingersoll-Rand PLC	21,880	1,475,150
Textron, Inc.	1,782	79,531
		5,997,798
E-Commerce/Products — 2.3%
Amazon.com, Inc.†	20,357	8,836,770
eBay, Inc.†	15,766	949,744
		9,786,514
E-Commerce/Services — 1.7%
Expedia, Inc.	1,422	155,496

2

Netflix, Inc.†	3,733	2,452,357
Priceline Group, Inc.†	3,985	4,588,210
TripAdvisor, Inc.†	1,596	139,075
		7,335,138
Electric Products-Misc. — 0.0%
AMETEK, Inc.	2,067	113,230
Electric-Integrated — 0.2%
Dominion Resources, Inc.	3,978	266,009
Edison International	2,044	113,605
NextEra Energy, Inc.	3,230	316,637
WEC Energy Group, Inc.	2,165	97,352
		793,603
Electronic Components-Misc. — 0.5%
Corning, Inc.	7,718	152,276
Garmin, Ltd.	980	43,051
TE Connectivity, Ltd.	27,032	1,738,158
		1,933,485
Electronic Components-Semiconductors — 1.5%
Altera Corp.	2,190	112,128
Avago Technologies, Ltd.	10,532	1,400,019
Broadcom Corp., Class A	7,756	399,357
Freescale Semiconductor, Ltd.†	21,753	869,467
Intel Corp.	67,656	2,057,757
Microchip Technology, Inc.	1,789	84,843
Micron Technology, Inc.†	15,364	289,458
NVIDIA Corp.	7,289	146,582
Qorvo, Inc.†	2,131	171,055
Skyworks Solutions, Inc.	2,725	283,673
Texas Instruments, Inc.	9,496	489,139
Xilinx, Inc.	1,807	79,797
		6,383,275
Electronic Connectors — 0.4%
Amphenol Corp., Class A	32,383	1,877,243
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	47,395	931,786
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,677	378,884
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	22,263	858,907
FLIR Systems, Inc.	939	28,940
National Instruments Corp.	23,048	678,994
		1,566,841
Electronic Security Devices — 0.0%
Allegion PLC	887	53,344
Tyco International PLC	2,942	113,208
		166,552
Engines-Internal Combustion — 0.2%
Cummins, Inc.	5,821	763,657
Enterprise Software/Service — 1.6%
Oracle Corp.	140,319	5,654,855
Tyler Technologies, Inc.†	2,844	367,957
Ultimate Software Group, Inc.†	3,708	609,373
		6,632,185
Entertainment Software — 0.1%
Electronic Arts, Inc.†	4,434	294,861
Filtration/Separation Products — 0.0%
Pall Corp.	1,006	125,197
Finance-Consumer Loans — 0.4%
Navient Corp.	5,548	101,029
SLM Corp.†	146,723	1,448,156
		1,549,185
Finance-Credit Card — 1.6%
Alliance Data Systems Corp.†	885	258,367
American Express Co.	31,181	2,423,387
Discover Financial Services	4,418	254,565
Visa, Inc., Class A	59,751	4,012,280
		6,948,599
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	10,715	349,845
E*TRADE Financial Corp.†	31,029	929,319
LPL Financial Holdings, Inc.	11,754	546,443
		1,825,607
Finance-Other Services — 0.6%
Intercontinental Exchange, Inc.	10,837	2,423,262
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	46,274	526,598
Food-Confectionery — 0.4%
Hershey Co.	19,625	1,743,289
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,096	61,782
Food-Misc./Diversified — 0.9%
Campbell Soup Co.	1,470	70,045
ConAgra Foods, Inc.	2,375	103,835
General Mills, Inc.	4,251	236,866
Hain Celestial Group, Inc.†	24,853	1,636,819
Kellogg Co.	1,751	109,788
Kraft Foods Group, Inc.	4,223	359,546
McCormick & Co., Inc.	17,899	1,448,924
		3,965,823
Food-Retail — 0.9%
Kroger Co.	27,720	2,009,977
Whole Foods Market, Inc.	45,873	1,809,231
		3,819,208
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	29,523	1,065,780
Gas-Distribution — 0.1%
AGL Resources, Inc.	684	31,847
NiSource, Inc.	2,127	96,970
Sempra Energy	1,826	180,664
		309,481
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,213	162,433

3

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,529	103,967
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,965	95,656
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	2,941	218,781
Starwood Hotels & Resorts Worldwide, Inc.	11,843	960,349
Wyndham Worldwide Corp.	1,712	140,230
		1,319,360
Human Resources — 0.0%
Robert Half International, Inc.	1,926	106,893
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	979	122,023
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	14,619	2,000,318
Airgas, Inc.	523	55,323
Praxair, Inc.	2,179	260,499
		2,316,140
Instruments-Controls — 1.5%
Honeywell International, Inc.	45,944	4,684,910
Sensata Technologies Holding NV†	33,166	1,749,175
		6,434,085
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	969	51,008
Thermo Fisher Scientific, Inc.	5,677	736,648
Waters Corp.†	767	98,467
		886,123
Insurance Brokers — 0.4%
Aon PLC	12,807	1,276,602
Marsh & McLennan Cos., Inc.	4,607	261,217
		1,537,819
Insurance-Multi-line — 0.0%
Allstate Corp.	2,392	155,169
Internet Content-Entertainment — 2.1%
Facebook, Inc., Class A†	103,527	8,878,993
Internet Content-Information/News — 0.6%
LinkedIn Corp., Class A†	12,500	2,582,875
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,026	123,479
Internet Security — 0.1%
Symantec Corp.	5,339	124,132
VeriSign, Inc.†	1,494	92,209
		216,341
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	492	107,551
Ameriprise Financial, Inc.	2,587	323,194
BlackRock, Inc.	3,651	1,263,173
Franklin Resources, Inc.	2,837	139,098
Invesco, Ltd.	3,501	131,253
Legg Mason, Inc.	1,391	71,678
T. Rowe Price Group, Inc.	2,511	195,180
		2,231,127
Machinery-General Industrial — 0.3%
Roper Technologies, Inc.	6,318	1,089,602
Medical Information Systems — 0.7%
athenahealth, Inc.†	6,755	773,988
Cerner Corp.†	29,932	2,067,104
		2,841,092
Medical Instruments — 1.1%
Boston Scientific Corp.†	80,796	1,430,089
Edwards Lifesciences Corp.†	1,534	218,488
Intuitive Surgical, Inc.†	2,531	1,226,270
Medtronic PLC	20,323	1,505,934
St. Jude Medical, Inc.	2,477	180,994
		4,561,775
Medical Products — 0.4%
Baxter International, Inc.	4,579	320,210
Becton Dickinson and Co.	2,986	422,967
Henry Schein, Inc.†	811	115,259
Stryker Corp.	4,263	407,415
Varian Medical Systems, Inc.†	982	82,812
Zimmer Holdings, Inc.	1,628	177,826
		1,526,489
Medical-Biomedical/Gene — 6.3%
Alexion Pharmaceuticals, Inc.†	13,566	2,452,326
Amgen, Inc.	37,749	5,795,227
Biogen, Inc.†	17,861	7,214,772
Celgene Corp.†	33,482	3,875,039
Gilead Sciences, Inc.	34,540	4,043,943
Regeneron Pharmaceuticals, Inc.†	3,760	1,918,089
Vertex Pharmaceuticals, Inc.†	13,853	1,710,568
		27,009,964
Medical-Drugs — 5.1%
Abbott Laboratories	46,834	2,298,613
AbbVie, Inc.	53,770	3,612,806
Bristol-Myers Squibb Co.	40,017	2,662,731
Eli Lilly & Co.	35,710	2,981,428
Endo International PLC†	22,183	1,766,876
Ironwood Pharmaceuticals, Inc.†	52,882	637,757
Johnson & Johnson	22,938	2,235,537
Mallinckrodt PLC†	17,029	2,004,654
Merck & Co., Inc.	22,966	1,307,454
Pacira Pharmaceuticals, Inc.†	12,562	888,385
Shire PLC ADR	4,061	980,691
Zoetis, Inc.	7,130	343,809
		21,720,741
Medical-Generic Drugs — 1.6%
Allergan plc†	13,488	4,093,069
Hospira, Inc.†	2,464	218,581
Mylan NV†	34,949	2,371,639
Perrigo Co. PLC	1,043	192,778
		6,876,067
Medical-HMO — 0.7%
Aetna, Inc.	8,287	1,056,261
Cigna Corp.	6,830	1,106,460

4

UnitedHealth Group, Inc.	6,652	811,544
		2,974,265
Medical-Hospitals — 0.4%
HCA Holdings, Inc.†	3,268	296,473
Tenet Healthcare Corp.†	708	40,979
Universal Health Services, Inc., Class B	8,956	1,272,648
		1,610,100
Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	2,976	316,468
McKesson Corp.	11,948	2,686,030
		3,002,498
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	1,065	212,862
Rexnord Corp.†	41,105	982,820
		1,195,682
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,729	97,429
Multimedia — 2.5%
Time Warner, Inc.	11,760	1,027,942
Twenty-First Century Fox, Inc., Class A	128,296	4,175,393
Viacom, Inc., Class B	2,599	167,999
Walt Disney Co.	46,824	5,344,492
		10,715,826
Networking Products — 0.3%
Cisco Systems, Inc.	46,420	1,274,693
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.	3,036	140,719
Oil Companies-Exploration & Production — 0.9%
Anadarko Petroleum Corp.	29,037	2,266,628
Cabot Oil & Gas Corp.	5,899	186,054
Cimarex Energy Co.	681	75,121
EOG Resources, Inc.	7,829	685,429
EQT Corp.	1,434	116,642
Pioneer Natural Resources Co.	1,469	203,736
Range Resources Corp.	2,375	117,277
		3,650,887
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp.†	1,201	62,897
FMC Technologies, Inc.†	2,239	92,896
		155,793
Oil Refining & Marketing — 0.1%
Phillips 66	5,091	410,131
Oil-Field Services — 0.8%
Baker Hughes, Inc.	17,601	1,085,982
Halliburton Co.	34,285	1,476,655
Schlumberger, Ltd.	8,511	733,563
		3,296,200
Pharmacy Services — 0.6%
Express Scripts Holding Co.†	27,437	2,440,247
Pipelines — 0.4%
Kinder Morgan, Inc.	24,737	949,653
Spectra Energy Corp.	5,074	165,412
Williams Cos., Inc.	9,614	551,748
		1,666,813
Publishing-Periodicals — 0.1%
Nielsen NV	5,264	235,669
Real Estate Investment Trusts — 3.6%
American Tower Corp.	65,049	6,068,421
Apartment Investment & Management Co., Class A	2,229	82,317
AvalonBay Communities, Inc.	1,885	301,355
Boston Properties, Inc.	2,188	264,836
Crown Castle International Corp.	4,813	386,484
Equinix, Inc.	13,832	3,513,328
Equity Residential	5,191	364,252
Essex Property Trust, Inc.	932	198,050
General Growth Properties, Inc.	8,973	230,247
HCP, Inc.	3,687	134,465
Health Care REIT, Inc.	5,006	328,544
Host Hotels & Resorts, Inc.	10,806	214,283
Iron Mountain, Inc.	2,673	82,863
Kimco Realty Corp.	5,886	132,670
Lexington Realty Trust	26,642	225,924
Macerich Co.	2,009	149,871
Plum Creek Timber Co., Inc.	1,252	50,794
Public Storage	2,071	381,830
Realty Income Corp.	3,316	147,197
Simon Property Group, Inc.	7,837	1,355,958
SL Green Realty Corp.	895	98,352
Ventas, Inc.	4,719	293,003
Vornado Realty Trust	1,523	144,578
Weyerhaeuser Co.	5,242	165,123
		15,314,745
Real Estate Management/Services — 0.6%
CBRE Group, Inc., Class A†	46,734	1,729,158
Jones Lang LaSalle, Inc.	4,239	724,869
		2,454,027
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	6,218	920,948
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,383	121,179
Retail-Apparel/Shoe — 1.2%
Gap, Inc.	1,650	62,980
Kate Spade & Co.†	58,928	1,269,309
L Brands, Inc.	19,167	1,643,187
PVH Corp.	17,430	2,007,936
Ross Stores, Inc.	5,901	286,848
		5,270,260
Retail-Auto Parts — 0.8%
Advance Auto Parts, Inc.	13,599	2,166,185
AutoZone, Inc.†	1,476	984,344
O’Reilly Automotive, Inc.†	1,440	325,411
		3,475,940
Retail-Automobile — 0.0%
AutoNation, Inc.†	451	28,404

5

CarMax, Inc.†	1,492	98,785
		127,189
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,197	82,569
Retail-Building Products — 1.8%
Home Depot, Inc.	39,931	4,437,532
Lowe’s Cos., Inc.	46,064	3,084,906
		7,522,438
Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	13,223	922,569
Retail-Discount — 1.1%
Costco Wholesale Corp.	24,814	3,351,379
Dollar General Corp.	2,627	204,223
Dollar Tree, Inc.†	11,574	914,230
Family Dollar Stores, Inc.	658	51,857
		4,521,689
Retail-Drug Store — 0.9%
CVS Health Corp.	16,092	1,687,729
Walgreens Boots Alliance, Inc.	27,101	2,288,408
		3,976,137
Retail-Gardening Products — 0.3%
Tractor Supply Co.	12,558	1,129,467
Retail-Jewelry — 0.0%
Tiffany & Co.	1,106	101,531
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	3,624	298,147
Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	2,011	149,819
TJX Cos., Inc.	28,627	1,894,249
		2,044,068
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	2,063	139,191
Retail-Restaurants — 2.7%
Chipotle Mexican Grill, Inc.†	3,304	1,998,887
Dunkin’ Brands Group, Inc.	14,703	808,665
McDonald’s Corp.	7,108	675,758
Starbucks Corp.	101,303	5,431,360
Yum! Brands, Inc.	27,038	2,435,583
		11,350,253
Semiconductor Components-Integrated Circuits — 1.7%
Analog Devices, Inc.	2,280	146,342
Atmel Corp.	72,216	711,689
Linear Technology Corp.	1,844	81,560
NXP Semiconductor NV†	14,427	1,416,731
QUALCOMM, Inc.	74,537	4,668,252
		7,024,574
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	11,241	216,052
KLA-Tencor Corp.	8,152	458,224
Lam Research Corp.	2,258	183,688
		857,964
Telecom Services — 0.1%
Level 3 Communications, Inc.†	4,196	221,003
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	24,351	742,949
Telephone-Integrated — 0.0%
Frontier Communications Corp.	7,237	35,823
Television — 0.0%
CBS Corp., Class B	2,970	164,835
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	416	79,414
Tobacco — 1.3%
Altria Group, Inc.	53,702	2,626,565
Philip Morris International, Inc.	29,687	2,380,007
Reynolds American, Inc.	5,928	442,584
		5,449,156
Tools-Hand Held — 0.0%
Snap-on, Inc.	549	87,428
Toys — 0.1%
Hasbro, Inc.	783	58,560
Mattel, Inc.	19,536	501,880
		560,440
Transactional Software — 0.2%
Solera Holdings, Inc.	16,110	717,862
Transport-Rail — 1.4%
CSX Corp.	14,090	460,038
Kansas City Southern	26,786	2,442,883
Norfolk Southern Corp.	2,913	254,480
Union Pacific Corp.	30,064	2,867,204
		6,024,605
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	2,080	129,771
Expeditors International of Washington, Inc.	1,282	59,107
FedEx Corp.	2,068	352,387
United Parcel Service, Inc., Class B	5,641	546,669
		1,087,934
Transport-Truck — 0.0%
J.B. Hunt Transport Services, Inc.	1,313	107,784
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	2,888	260,555
Web Portals/ISP — 3.7%
Google, Inc., Class A†	10,029	5,416,061
Google, Inc., Class C†	19,077	9,929,769
Yahoo!, Inc.†	12,447	489,043
		15,834,873
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	16,459	943,759
Total Common Stocks (cost $330,851,226)		416,973,867

6

EXCHANGE-TRADED FUNDS — 0.8%
iShares S&P 500 Growth Index Fund (cost $3,421,745)	30,107	3,427,983
Total Long-Term Investment Securities (cost $334,272,971)		420,401,850

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
SSgA U.S. Government Money Market Fund 0.01%(1) (cost $2,069,232)	2,069,232	2,069,232
REPURCHASE AGREEMENTS — 0.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2015, to be repurchased 07/01/2015 in the amount of $2,358,000 and collateralized by $2,510,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 11/02/2022 and having an approximate value of $2,407,848	$2,358,000	2,358,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	970,000	970,000
Total Repurchase Agreements (cost $3,328,000)		3,328,000
TOTAL INVESTMENTS (cost $339,670,203)(3)	99.8%	425,799,082
Other assets less liabilities	0.2	937,629
NET ASSETS	100.0%	$426,736,711

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of June 30, 2015
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2015	(Depreciation)
4	Long	S&P 500 Citigroup Growth Index	September 2015	$1,155,270	$1,143,900	$(11,370)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$416,973,867	$—	$—	$416,973,867
Exchange-Traded Funds	3,427,983	—	—	3,427,983
Short-Term Investment Securities	2,069,232	—	—	2,069,232
Repurchase Agreements	—	3,328,000	—	3,328,000
Total Investments at Value	$422,471,082	$3,328,000	$—	$425,799,082

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$11,370	$—	$—	$11,370

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.1%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	7,973	$153,640
Omnicom Group, Inc.	4,440	308,535
		462,175
Aerospace/Defense — 1.3%
Boeing Co.	43,074	5,975,225
General Dynamics Corp.	3,902	552,874
Lockheed Martin Corp.	3,444	640,240
Northrop Grumman Corp.	3,962	628,492
Raytheon Co.	11,552	1,105,295
Rockwell Collins, Inc.	1,853	171,125
Spirit AeroSystems Holdings, Inc., Class A†	65,600	3,615,216
		12,688,467
Aerospace/Defense-Equipment — 1.6%
Harris Corp.	51,765	3,981,246
Triumph Group, Inc.	58,400	3,853,816
United Technologies Corp.	77,143	8,557,473
		16,392,535
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	4,099	263,484
Monsanto Co.	6,128	653,184
Mosaic Co.	11,750	550,487
Potash Corp. of Saskatchewan, Inc.	44,900	1,390,553
		2,857,708
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	100,187	4,831,017
Airlines — 0.0%
American Airlines Group, Inc.	7,606	303,746
Apparel Manufacturers — 0.0%
Ralph Lauren Corp.	1,030	136,331
Appliances — 0.1%
Whirlpool Corp.	2,977	515,170
Applications Software — 1.0%
Microsoft Corp.	216,200	9,545,230
Salesforce.com, Inc.†	7,386	514,287
		10,059,517
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	273,603	4,106,781
General Motors Co.	106,762	3,558,378
		7,665,159
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	6,313	402,833
Auto/Truck Parts & Equipment-Original — 0.5%
BorgWarner, Inc.	8,566	486,891
Delphi Automotive PLC	10,931	930,119
Johnson Controls, Inc.	74,291	3,679,633
		5,096,643
Banks-Commercial — 0.9%
BB&T Corp.	27,673	1,115,499
M&T Bank Corp.	44,734	5,588,619
Regions Financial Corp.	160,410	1,661,847
Zions Bancorporation	7,693	244,137
		8,610,102
Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	45,459	1,907,914
Northern Trust Corp.	59,936	4,582,707
State Street Corp.	15,586	1,200,122
		7,690,743
Banks-Super Regional — 5.4%
Capital One Financial Corp.	20,687	1,819,835
Comerica, Inc.	6,739	345,846
Fifth Third Bancorp	30,663	638,404
Huntington Bancshares, Inc.	30,610	346,199
KeyCorp	32,116	482,382
PNC Financial Services Group, Inc.	157,608	15,075,205
SunTrust Banks, Inc.	113,644	4,888,965
US Bancorp	181,705	7,885,997
Wells Fargo & Co.	397,939	22,380,089
		53,862,922
Beverages-Non-alcoholic — 1.3%
Coca-Cola Co.	214,146	8,400,947
Coca-Cola Enterprises, Inc.	3,895	169,199
PepsiCo, Inc.	52,953	4,942,633
		13,512,779
Beverages-Wine/Spirits — 0.4%
Diageo PLC ADR	37,100	4,305,084
Brewery — 0.5%
Anheuser-Busch InBev NV ADR	37,970	4,581,840
Building & Construction Products-Misc. — 0.6%
Fortune Brands Home & Security, Inc.	100,100	4,586,582
USG Corp.†	49,100	1,364,489
		5,951,071
Building Products-Cement — 0.3%
Vulcan Materials Co.	41,709	3,500,636
Building Products-Wood — 0.3%
Masco Corp.	95,738	2,553,332
Building-Residential/Commercial — 0.5%
PulteGroup, Inc.	244,339	4,923,431
Cable/Satellite TV — 0.7%
Cablevision Systems Corp., Class A	89,247	2,136,573
Comcast Corp., Class A	63,003	3,789,000
Time Warner Cable, Inc.	3,532	629,297
		6,554,870
Casino Hotels — 0.2%
Las Vegas Sands Corp.	40,300	2,118,571
Cellular Telecom — 0.1%
Vodafone Group PLC	203,254	734,055
Chemicals-Diversified — 1.2%
Dow Chemical Co.	111,028	5,681,303
E.I. du Pont de Nemours & Co.	52,236	3,340,492
Eastman Chemical Co.	5,640	461,465
FMC Corp.	5,055	265,640
LyondellBasell Industries NV, Class A	14,873	1,539,653
PPG Industries, Inc.	3,499	401,405
		11,689,958
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	1,317	143,935
Coal — 0.2%
CONSOL Energy, Inc.	84,263	1,831,878

1

Commercial Services — 0.0%
Quanta Services, Inc.†	4,250	122,485
Commercial Services-Finance — 0.2%
Equifax, Inc.	1,352	131,266
H&R Block, Inc.	3,439	101,967
McGraw Hill Financial, Inc.	3,834	385,125
Total System Services, Inc.	1,987	82,997
Western Union Co.	78,101	1,587,793
		2,289,148
Computer Services — 1.1%
Accenture PLC, Class A	10,195	986,672
Computer Sciences Corp.	23,312	1,530,200
International Business Machines Corp.	53,071	8,632,529
Teradata Corp.†	2,527	93,499
		11,242,900
Computers — 0.2%
Hewlett-Packard Co.	68,389	2,052,354
Computers-Memory Devices — 0.1%
EMC Corp.	21,322	562,688
NetApp, Inc.	5,666	178,819
		741,507
Consumer Products-Misc. — 0.4%
Clorox Co.	28,286	2,942,310
Kimberly-Clark Corp.	6,065	642,708
		3,585,018
Containers-Metal/Glass — 0.0%
Ball Corp.	1,618	113,503
Owens-Illinois, Inc.†	6,105	140,048
		253,551
Containers-Paper/Plastic — 0.2%
MeadWestvaco Corp.	42,753	2,017,514
Sealed Air Corp.	2,864	147,152
		2,164,666
Cosmetics & Toiletries — 0.6%
Avon Products, Inc.	126,400	791,264
Colgate-Palmolive Co.	13,198	863,281
Estee Lauder Cos., Inc., Class A	3,719	322,289
Procter & Gamble Co.	52,383	4,098,446
		6,075,280
Cruise Lines — 1.0%
Carnival Corp.	77,475	3,826,490
Norwegian Cruise Line Holdings, Ltd.†	99,200	5,559,168
Royal Caribbean Cruises, Ltd.	2,747	216,162
		9,601,820
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	491	59,902
Fidelity National Information Services, Inc.	3,971	245,408
Paychex, Inc.	4,455	208,850
		514,160
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	2,011	103,667
Patterson Cos., Inc.	1,330	64,705
		168,372
Diagnostic Equipment — 0.1%
Danaher Corp.	10,025	858,040
Distribution/Wholesale — 0.3%
Fastenal Co.	3,808	160,621
Fossil Group, Inc.†	569	39,466
Genuine Parts Co.	26,520	2,374,336
WW Grainger, Inc.	1,150	272,147
		2,846,570
Diversified Banking Institutions — 7.3%
Bank of America Corp.	761,199	12,955,607
Citigroup, Inc.	321,770	17,774,575
Goldman Sachs Group, Inc.	34,211	7,142,915
JPMorgan Chase & Co.	481,760	32,644,057
Morgan Stanley	58,175	2,256,608
		72,773,762
Diversified Manufacturing Operations — 4.3%
3M Co.	7,925	1,222,827
Dover Corp.	6,072	426,133
Eaton Corp. PLC	132,676	8,954,303
General Electric Co.	972,715	25,845,038
Illinois Tool Works, Inc.	51,435	4,721,219
Ingersoll-Rand PLC	10,022	675,683
Parker-Hannifin Corp.	5,250	610,732
Pentair PLC	6,801	467,569
Textron, Inc.	5,781	258,006
		43,181,510
Diversified Operations — 0.0%
Leucadia National Corp.	11,938	289,855
Electric Products-Misc. — 0.5%
AMETEK, Inc.	3,658	200,385
Emerson Electric Co.	86,901	4,816,923
		5,017,308
Electric-Distribution — 0.2%
PG&E Corp.	18,177	892,491
PPL Corp.	25,294	745,414
		1,637,905
Electric-Generation — 0.0%
Talen Energy Corp.†	3,144	53,951
Electric-Integrated — 3.6%
AES Corp.	117,837	1,562,519
Ameren Corp.	9,186	346,128
American Electric Power Co., Inc.	18,549	982,541
CMS Energy Corp.	10,449	332,696
Consolidated Edison, Inc.	11,088	641,773
Dominion Resources, Inc.	11,908	796,288
DTE Energy Co.	6,789	506,731
Duke Energy Corp.	82,862	5,851,714
Edison International	72,608	4,035,553
Entergy Corp.	55,297	3,898,439
Eversource Energy	12,026	546,101
Exelon Corp.	117,506	3,692,039
FirstEnergy Corp.	87,678	2,853,919
NextEra Energy, Inc.	8,239	807,669

2

Pepco Holdings, Inc.	9,571	257,843
Pinnacle West Capital Corp.	4,193	238,540
Public Service Enterprise Group, Inc.	19,151	752,251
SCANA Corp.	5,411	274,067
Southern Co.	34,386	1,440,773
TECO Energy, Inc.	8,901	157,192
WEC Energy Group, Inc.	6,188	278,280
Xcel Energy, Inc.	193,791	6,236,194
		36,489,250
Electronic Components-Misc. — 0.8%
Corning, Inc.	174,759	3,447,995
Garmin, Ltd.	1,963	86,234
Koninklijke Philips NV	146,600	3,732,436
TE Connectivity, Ltd.	8,312	534,462
		7,801,127
Electronic Components-Semiconductors — 1.2%
Altera Corp.	5,585	285,952
Intel Corp.	251,100	7,637,207
Microchip Technology, Inc.	2,911	138,054
Texas Instruments, Inc.	70,779	3,645,826
Xilinx, Inc.	4,993	220,491
		11,927,530
Electronic Forms — 0.0%
Adobe Systems, Inc.†	5,578	451,874
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	12,614	486,648
FLIR Systems, Inc.	2,812	86,666
		573,314
Electronic Security Devices — 0.1%
Allegion PLC	1,268	76,257
Tyco International PLC	14,129	543,684
		619,941
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	3,118	353,519
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	2,863	134,504
Engineering/R&D Services — 0.0%
Fluor Corp.	5,581	295,849
Jacobs Engineering Group, Inc.†	4,754	193,107
		488,956
Engines-Internal Combustion — 0.1%
Cummins, Inc.	6,348	832,794
Enterprise Software/Service — 0.3%
CA, Inc.	49,685	1,455,273
Oracle Corp.	41,036	1,653,751
		3,109,024
Filtration/Separation Products — 0.0%
Pall Corp.	1,375	171,119
Finance-Credit Card — 0.5%
American Express Co.	55,060	4,279,263
Discover Financial Services	5,026	289,598
		4,568,861
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	15,316	500,067
E*TRADE Financial Corp.†	6,585	197,221
		697,288
Finance-Other Services — 0.5%
CME Group, Inc.	12,013	1,117,930
Intercontinental Exchange, Inc.	15,969	3,570,828
NASDAQ OMX Group, Inc.	4,484	218,864
		4,907,622
Food-Confectionery — 0.1%
Hershey Co.	2,111	187,520
J.M. Smucker Co.	3,669	397,756
		585,276
Food-Meat Products — 0.1%
Hormel Foods Corp.	2,194	123,676
Tyson Foods, Inc., Class A	11,045	470,848
		594,524
Food-Misc./Diversified — 1.8%
Campbell Soup Co.	42,426	2,021,599
ConAgra Foods, Inc.	21,062	920,831
General Mills, Inc.	11,284	628,744
Ingredion, Inc.	50,100	3,998,481
Kellogg Co.	21,038	1,319,083
Kraft Foods Group, Inc.	56,312	4,794,404
McCormick & Co., Inc.	21,977	1,779,038
Mondelez International, Inc., Class A	61,582	2,533,483
		17,995,663
Food-Retail — 0.1%
Kroger Co.	9,836	713,209
Whole Foods Market, Inc.	13,564	534,964
		1,248,173
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	22,479	811,492
Gas-Distribution — 1.0%
AGL Resources, Inc.	2,724	126,829
CenterPoint Energy, Inc.	16,287	309,942
National Grid PLC ADR	57,100	3,686,947
NiSource, Inc.	112,068	5,109,180
Sempra Energy	3,965	392,297
		9,625,195
Gold Mining — 0.3%
Barrick Gold Corp.	61,600	656,656
Newmont Mining Corp.	94,222	2,201,026
		2,857,682
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,459	142,200
Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.†	146,700	4,041,585
Starwood Hotels & Resorts Worldwide, Inc.	2,847	230,863
		4,272,448

3

Independent Power Producers — 0.0%
NRG Energy, Inc.	12,626	288,883
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	2,497	311,226
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,122	290,353
Airgas, Inc.	1,184	125,244
Praxair, Inc.	5,130	613,291
		1,028,888
Instruments-Controls — 0.5%
Honeywell International, Inc.	46,201	4,711,116
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,714	90,225
Waters Corp.†	1,096	140,704
		230,929
Insurance Brokers — 1.0%
Aon PLC	4,480	446,567
Marsh & McLennan Cos., Inc.	153,603	8,709,290
Willis Group Holdings PLC	22,100	1,036,490
		10,192,347
Insurance-Life/Health — 1.1%
Aflac, Inc.	16,426	1,021,697
Lincoln National Corp.	9,579	567,269
Principal Financial Group, Inc.	108,325	5,555,989
Prudential Financial, Inc.	17,150	1,500,968
Sun Life Financial, Inc.	41,800	1,396,120
Torchmark Corp.	4,774	277,942
Unum Group	9,446	337,695
		10,657,680
Insurance-Multi-line — 2.3%
ACE, Ltd.	39,514	4,017,784
Allstate Corp.	9,136	592,652
American International Group, Inc.(1)	50,481	3,120,735
Assurant, Inc.	2,571	172,257
Cincinnati Financial Corp.	5,600	281,008
Genworth Financial, Inc., Class A†	18,831	142,551
Hartford Financial Services Group, Inc.	15,898	660,880
Loews Corp.	84,648	3,259,794
MetLife, Inc.	100,344	5,618,261
XL Group PLC	136,909	5,093,015
		22,958,937
Insurance-Property/Casualty — 0.4%
Chubb Corp.	23,698	2,254,628
Progressive Corp.	20,213	562,528
Travelers Cos., Inc.	12,066	1,166,299
		3,983,455
Insurance-Reinsurance — 0.9%
Berkshire Hathaway, Inc., Class B†	69,046	9,397,851
Internet Security — 0.5%
Symantec Corp.	206,797	4,808,030
Investment Management/Advisor Services — 1.1%
Affiliated Managers Group, Inc.†	767	167,666
BlackRock, Inc.	15,231	5,269,621
Franklin Resources, Inc.	7,235	354,732
Invesco, Ltd.	142,162	5,329,654
Och-Ziff Capital Management Group LLC, Class A	6,000	73,320
T. Rowe Price Group, Inc.	3,283	255,188
		11,450,181
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	22,853	1,938,391
Joy Global, Inc.	43,890	1,588,818
		3,527,209
Machinery-Farming — 0.4%
Deere & Co.	43,040	4,177,032
Machinery-General Industrial — 0.0%
Roper Technologies, Inc.	1,142	196,949
Machinery-Pumps — 0.4%
Flowserve Corp.	29,799	1,569,215
Xylem, Inc.	63,467	2,352,722
		3,921,937
Medical Instruments — 0.5%
Boston Scientific Corp.†	27,409	485,139
Medtronic PLC	59,337	4,396,872
St. Jude Medical, Inc.	4,030	294,472
		5,176,483
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	3,801	460,757
Quest Diagnostics, Inc.	5,438	394,364
		855,121
Medical Products — 0.4%
Baxter International, Inc.	50,498	3,531,325
Henry Schein, Inc.†	1,013	143,968
Varian Medical Systems, Inc.†	1,171	98,750
Zimmer Holdings, Inc.	2,129	232,551
		4,006,594
Medical-Biomedical/Gene — 1.2%
Amgen, Inc.	25,950	3,983,844
Gilead Sciences, Inc.	39,000	4,566,120
Vertex Pharmaceuticals, Inc.†	28,086	3,468,059
		12,018,023
Medical-Drugs — 6.3%
Abbott Laboratories	33,818	1,659,788
AstraZeneca PLC ADR	57,300	3,650,583
Bristol-Myers Squibb Co.	181,662	12,087,790
Eli Lilly & Co.	14,419	1,203,842
Endo International PLC†	3,071	244,605
GlaxoSmithKline PLC	74,207	1,542,005
Johnson & Johnson	100,794	9,823,383
Merck & Co., Inc.	263,685	15,011,587
Pfizer, Inc.	388,992	13,042,902
Roche Holding AG ADR	131,800	4,622,226
		62,888,711
Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	2,769	511,794
Medical-HMO — 0.7%
Aetna, Inc.	7,271	926,762

4

Anthem, Inc.	10,015	1,643,862
Cigna Corp.	5,456	883,872
Humana, Inc.	5,671	1,084,749
UnitedHealth Group, Inc.	18,379	2,242,238
		6,781,483
Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	2,306	209,200
Tenet Healthcare Corp.†	1,878	108,699
Universal Health Services, Inc., Class B	1,622	230,486
		548,385
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	12,525	1,047,716
McKesson Corp.	5,085	1,143,159
		2,190,875
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	2,407	481,087
Metal-Aluminum — 0.1%
Alcoa, Inc.	46,278	516,000
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	39,375	733,163
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,324	187,307
Multimedia — 1.3%
Thomson Reuters Corp.	88,900	3,384,423
Time Warner, Inc.	55,100	4,816,291
Twenty-First Century Fox, Inc., Class A	28,805	937,459
Viacom, Inc., Class B	22,828	1,475,602
Walt Disney Co.	20,700	2,362,698
		12,976,473
Networking Products — 1.6%
Cisco Systems, Inc.	569,767	15,645,802
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	9,444	369,922
Waste Management, Inc.	8,060	373,581
		743,503
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	7,636	158,905
Xerox Corp.	39,287	418,014
		576,919
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	3,446	209,999
Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	48,844	1,260,664
Ensco PLC, Class A	8,872	197,579
Helmerich & Payne, Inc.	4,076	287,032
Noble Corp. PLC	9,160	140,972
Transocean, Ltd.	12,931	208,448
		2,094,695
Oil Companies-Exploration & Production — 4.3%
Anadarko Petroleum Corp.	36,530	2,851,532
Apache Corp.	99,976	5,761,617
BG Group PLC	248,090	4,130,052
Canadian Natural Resources, Ltd.	36,200	983,192
Chesapeake Energy Corp.	19,595	218,876
Cimarex Energy Co.	1,738	191,719
ConocoPhillips	66,578	4,088,555
Devon Energy Corp.	14,630	870,339
EOG Resources, Inc.	65,200	5,708,260
EQT Corp.	1,961	159,508
Hess Corp.	72,848	4,872,074
Newfield Exploration Co.†	6,163	222,607
Noble Energy, Inc.	14,652	625,347
Occidental Petroleum Corp.	63,280	4,921,285
Pioneer Natural Resources Co.	26,952	3,737,973
Southwestern Energy Co.†	180,801	4,109,607
		43,452,543
Oil Companies-Integrated — 5.3%
BP PLC ADR	40,104	1,602,556
Chevron Corp.	232,611	22,439,983
Exxon Mobil Corp.	223,905	18,628,896
Marathon Oil Corp.	191,653	5,086,470
Murphy Oil Corp.	18,533	770,417
Royal Dutch Shell PLC ADR	71,200	4,059,112
		52,587,434
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	4,058	212,517
FMC Technologies, Inc.†	2,797	116,048
National Oilwell Varco, Inc.	14,684	708,944
		1,037,509
Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	20,568	1,075,912
Phillips 66	20,532	1,654,058
Tesoro Corp.	4,768	402,467
Valero Energy Corp.	19,256	1,205,426
		4,337,863
Oil-Field Services — 1.0%
Baker Hughes, Inc.	16,456	1,015,335
Halliburton Co.	128,013	5,513,520
Schlumberger, Ltd.	36,677	3,161,191
		9,690,046
Paper & Related Products — 0.9%
International Paper Co.	195,297	9,294,184
Pharmacy Services — 0.1%
Express Scripts Holding Co.†	14,633	1,301,459
Pipelines — 0.1%
ONEOK, Inc.	7,903	312,010
Spectra Energy Corp.	11,945	389,407
		701,417
Publishing-Newspapers — 0.3%
Gannett Co., Inc.†	4,295	60,080
New York Times Co., Class A	82,900	1,131,585
News Corp., Class A†	97,657	1,424,816
		2,616,481
Publishing-Periodicals — 0.3%
Nielsen NV	77,100	3,451,767

5

Real Estate Investment Trusts — 0.7%
Digital Realty Trust, Inc.	26,800	1,787,024
HCP, Inc.	7,691	280,491
Plum Creek Timber Co., Inc.	3,325	134,895
Prologis, Inc.	19,840	736,064
Rayonier, Inc.	47,700	1,218,735
SL Green Realty Corp.	1,395	153,297
Vornado Realty Trust	2,585	245,394
Weyerhaeuser Co.	90,441	2,848,891
		7,404,791
Retail-Apparel/Shoe — 0.7%
Coach, Inc.	35,260	1,220,349
Gap, Inc.	5,574	212,759
L Brands, Inc.	2,785	238,758
PVH Corp.	42,431	4,888,051
Urban Outfitters, Inc.†	3,687	129,045
		6,688,962
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,653	104,106
CarMax, Inc.†	3,961	262,258
		366,364
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	3,308	228,186
Retail-Building Products — 0.5%
Home Depot, Inc.	47,700	5,300,901
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	4,040	173,558
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	11,085	361,482
Retail-Discount — 1.3%
Costco Wholesale Corp.	16,639	2,247,263
Dollar General Corp.	53,574	4,164,843
Family Dollar Stores, Inc.	1,893	149,187
Target Corp.	24,173	1,973,242
Wal-Mart Stores, Inc.	59,744	4,237,642
		12,772,177
Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	33,036	2,789,560
Retail-Jewelry — 0.0%
Tiffany & Co.	1,319	121,084
Retail-Major Department Stores — 0.4%
Nordstrom, Inc.	51,050	3,803,225
TJX Cos., Inc.	8,758	579,517
		4,382,742
Retail-Office Supplies — 0.3%
Staples, Inc.	200,455	3,068,966
Retail-Regional Department Stores — 0.7%
Kohl’s Corp.	58,991	3,693,427
Macy’s, Inc.	49,160	3,316,825
		7,010,252
Retail-Restaurants — 0.6%
Darden Restaurants, Inc.	4,762	338,483
McDonald’s Corp.	38,718	3,680,920
Starbucks Corp.	18,746	1,005,067
Yum! Brands, Inc.	7,203	648,846
		5,673,316
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	10,213	307,922
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	18,243	180,241
People’s United Financial, Inc.	11,703	189,705
		369,946
Security Services — 0.0%
ADT Corp.	6,485	217,701
Semiconductor Components-Integrated Circuits — 1.9%
Analog Devices, Inc.	50,616	3,248,788
Linear Technology Corp.	4,170	184,439
Marvell Technology Group, Ltd.	331,000	4,364,235
Maxim Integrated Products, Inc.	211,848	7,324,645
QUALCOMM, Inc.	55,200	3,457,176
		18,579,283
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	170,986	3,286,351
KLA-Tencor Corp.	3,330	187,179
		3,473,530
Steel-Producers — 0.8%
Nucor Corp.	73,382	3,233,945
Steel Dynamics, Inc.	229,450	4,753,057
		7,987,002
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	4,135	124,877
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	13,304	345,505
Telephone-Integrated — 3.2%
AT&T, Inc.	402,370	14,292,182
CenturyLink, Inc.	75,863	2,228,855
Frontier Communications Corp.	24,451	121,033
Telefonica SA†	111,412	1,583,647
Verizon Communications, Inc.	303,941	14,166,690
		32,392,407
Television — 0.6%
CBS Corp., Class B	95,406	5,295,033
TEGNA, Inc.	8,589	275,449
		5,570,482
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,247	238,052
Tobacco — 0.7%
British American Tobacco PLC ADR	47,200	5,109,400
Philip Morris International, Inc.	26,392	2,115,847
		7,225,247
Tools-Hand Held — 0.3%
Snap-on, Inc.	751	119,597
Stanley Black & Decker, Inc.	30,620	3,222,449
		3,342,046

6

Toys — 0.4%
Hasbro, Inc.	2,163	161,771
Mattel, Inc.	149,109	3,830,610
		3,992,381
Transport-Rail — 0.5%
Kansas City Southern	1,925	175,560
Norfolk Southern Corp.	3,809	332,754
Union Pacific Corp.	47,500	4,530,075
		5,038,389
Transport-Services — 0.6%
Expeditors International of Washington, Inc.	3,838	176,951
FedEx Corp.	4,491	765,266
Ryder System, Inc.	2,018	176,313
United Parcel Service, Inc., Class B	49,997	4,845,209
		5,963,739
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	3,654	209,520
Total Common Stocks (cost $864,372,481)		971,882,186
EXCHANGE-TRADED FUNDS — 0.9%
iShares S&P 500 Value Index Fund (cost $9,144,783)	97,182	8,961,152
Total Long-Term Investment Securities (cost $873,517,264)		980,843,338

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
T. Rowe Price Reserve Investment Fund 0.01%(4) (cost $13,079,056)	13,079,056	13,079,056
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$1,665,000	1,665,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	1,470,000	1,470,000
BNP Paribas SA Joint Repurchase Agreement(2)	1,470,000	1,470,000
Deutsche Bank AG Joint Repurchase Agreement(2)	1,675,000	1,675,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	1,470,000	1,470,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	1,034,000	1,034,000
Total Repurchase Agreements (cost $8,784,000)		8,784,000
TOTAL INVESTMENTS (cost $895,380,320)(3)	100.2%	1,002,706,394
Liabilities in excess of other assets	(0.2)	(1,636,097)
NET ASSETS	100.0%	$1,001,070,297

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 3.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	The rate shown is the 7-day yield as of June 30, 2015
ADR	— American Depository Receipt

Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2015	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	September 2015	$926,420	$909,700	$(16,720)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$971,882,186	$—	$—	$971,882,186
Exchange-Traded Funds	8,961,152	—	—	8,961,152
Short-Term Investment Securities	13,079,056	—	—	13,079,056
Repurchase Agreements	—	8,784,000	—	8,784,000
Total Investment at Value	$993,922,394	$8,784,000	$—	$1,002,706,394

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$16,720	$—	$—	$16,720

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST MID CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.0%
Advanced Materials — 0.0%
Hexcel Corp.	2,108	$104,852
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	19,232	370,601
Omnicom Group, Inc.	7,044	489,487
		860,088
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	309	3,130
Aerospace/Defense — 0.5%
Rockwell Collins, Inc.	2,893	267,169
Spirit AeroSystems Holdings, Inc., Class A†	2,859	157,559
TransDigm Group, Inc.†	2,865	643,680
		1,068,408
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc.	2,322	127,478
Harris Corp.	454	34,917
		162,395
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	8,147	523,689
Airlines — 1.3%
Alaska Air Group, Inc.	7,535	485,480
Copa Holdings SA, Class A	2,900	239,511
JetBlue Airways Corp.†	2,556	53,063
Southwest Airlines Co.	29,317	970,099
Spirit Airlines, Inc.†	4,996	310,252
United Continental Holdings, Inc.†	16,655	882,881
		2,941,286
Apparel Manufacturers — 0.8%
Carter’s, Inc.	1,149	122,139
Hanesbrands, Inc.	33,385	1,112,388
Michael Kors Holdings, Ltd.†	4,346	182,923
Ralph Lauren Corp.	72	9,530
Under Armour, Inc., Class A†	3,907	326,000
		1,752,980
Appliances — 0.3%
Whirlpool Corp.	4,319	747,403
Applications Software — 2.1%
Check Point Software Technologies, Ltd.†	1,600	127,280
Citrix Systems, Inc.†	3,506	245,981
Intuit, Inc.	10,129	1,020,699
King Digital Entertainment PLC	1,758	25,052
NetSuite, Inc.†	3,574	327,915
New Relic, Inc.†	4,396	154,695
PTC, Inc.†	2,515	103,165
Red Hat, Inc.†	11,510	873,954
ServiceNow, Inc.†	19,581	1,455,064
Tableau Software, Inc., Class A†	2,684	309,465
		4,643,270
Athletic Equipment — 0.1%
Jarden Corp.†	4,212	217,971
Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc.	6,142	229,711
Ritchie Bros. Auctioneers, Inc.	8,100	226,152
Sotheby’s	3,000	135,720
		591,583
Audio/Video Products — 0.5%
Harman International Industries, Inc.	9,207	1,095,081
Auto-Cars/Light Trucks — 0.7%
Tesla Motors, Inc.†	6,179	1,657,579
Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	10,215	651,819
Auto/Truck Parts & Equipment-Original — 1.4%
Allison Transmission Holdings, Inc.	2,134	62,441
BorgWarner, Inc.	10,949	622,341
Delphi Automotive PLC	8,015	681,996
Lear Corp.	1,287	144,479
Mobileye NV†	24,014	1,276,824
Visteon Corp.†	976	102,460
WABCO Holdings, Inc.†	2,794	345,674
		3,236,215
Banks-Commercial — 0.3%
BankUnited, Inc.	6,700	240,731
Signature Bank†	1,016	148,732
SVB Financial Group†	2,604	374,924
		764,387
Banks-Fiduciary — 0.6%
Northern Trust Corp.	17,349	1,326,505
Beverages-Non-alcoholic — 1.0%
Coca-Cola Enterprises, Inc.	5,096	221,370
Dr Pepper Snapple Group, Inc.	6,094	444,253
Monster Beverage Corp.†	11,727	1,571,652
		2,237,275
Beverages-Wine/Spirits — 0.6%
Brown-Forman Corp.	556	61,949
Brown-Forman Corp., Class B	6,190	620,114
Constellation Brands, Inc., Class A	5,478	635,558
		1,317,621
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	3,099	103,073
Discovery Communications, Inc., Class C†	10,258	318,819
Scripps Networks Interactive, Inc., Class A	1,999	130,674
Starz, Class A†	1,886	84,342
		636,908
Building & Construction Products-Misc. — 0.8%
Armstrong World Industries, Inc.†	2,638	140,553
Fortune Brands Home & Security, Inc.	33,320	1,526,722
USG Corp.†	2,004	55,691
		1,722,966
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	885	95,306
Building Products-Cement — 0.6%
Eagle Materials, Inc.	3,199	244,180
Martin Marietta Materials, Inc.	4,725	668,635
Vulcan Materials Co.	4,680	392,792
		1,305,607

1

Building Products-Wood — 0.1%
Masco Corp.	7,625	203,359
Building-Heavy Construction — 0.4%
SBA Communications Corp., Class A†	8,096	930,797
Building-Maintenance & Services — 0.1%
Rollins, Inc.	9,376	267,497
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	997	56,111
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	2,972	81,314
Lennar Corp., Class A	1,491	76,100
Lennar Corp., Class B	83	3,579
NVR, Inc.†	89	119,260
Toll Brothers, Inc.†	7,241	276,534
		556,787
Cable/Satellite TV — 0.1%
Cablevision Systems Corp., Class A	638	15,273
Charter Communications, Inc., Class A†	1,639	280,679
		295,952
Casino Hotels — 0.3%
MGM Resorts International†	13,382	244,221
Wynn Resorts, Ltd.	4,073	401,883
		646,104
Casino Services — 0.0%
Gaming and Leisure Properties, Inc.	262	9,605
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	5,800	224,866
Chemicals-Diversified — 0.4%
Celanese Corp., Series A	6,138	441,200
Eastman Chemical Co.	810	66,274
FMC Corp.	4,815	253,028
Huntsman Corp.	2,841	62,701
Sociedad Quimica y Minera de Chile SA ADR	4,700	75,294
		898,497
Chemicals-Plastics — 0.1%
PolyOne Corp.	3,900	152,763
Chemicals-Specialty — 1.0%
Ashland, Inc.	1,940	236,486
Cytec Industries, Inc.	2,253	136,374
International Flavors & Fragrances, Inc.	1,769	193,334
NewMarket Corp.	686	304,508
Platform Specialty Products Corp.†*	6,664	170,465
Platform Specialty Products Corp.†	35,782	915,304
Sigma-Aldrich Corp.	1,018	141,858
W.R. Grace & Co.†	1,592	159,678
		2,258,007
Coatings/Paint — 1.0%
Axalta Coating Systems, Ltd.†	2,206	72,975
RPM International, Inc.	9,814	480,592
Sherwin-Williams Co.	4,471	1,229,614
Valspar Corp.	6,577	538,130
		2,321,311
Coffee — 0.2%
Keurig Green Mountain, Inc.	5,027	385,219
Commercial Services — 1.1%
Aramark	3,868	119,792
Cintas Corp.	2,087	176,539
CoStar Group, Inc.†	8,988	1,808,925
Live Nation Entertainment, Inc.†	3,185	87,556
Quanta Services, Inc.†	4,586	132,168
ServiceMaster Global Holdings Inc†	2,247	81,274
		2,406,254
Commercial Services-Finance — 2.2%
Equifax, Inc.	6,503	631,376
FleetCor Technologies, Inc.†	2,008	313,368
Global Payments, Inc.	4,354	450,421
H&R Block, Inc.	5,629	166,900
McGraw Hill Financial, Inc.	9,886	993,049
Moody’s Corp.	7,183	775,477
Morningstar, Inc.	417	33,172
Sabre Corp.	9,686	230,527
SEI Investments Co.	3,047	149,394
Total System Services, Inc.	3,614	150,957
TransUnion†	2,900	72,790
Vantiv, Inc., Class A†	14,036	536,035
Western Union Co.	11,293	229,587
WEX, Inc.†	2,445	278,657
		5,011,710
Communications Software — 0.0%
SolarWinds, Inc.†	1,459	67,304
Computer Aided Design — 0.2%
ANSYS, Inc.†	2,271	207,206
Autodesk, Inc.†	6,000	300,450
		507,656
Computer Data Security — 0.1%
Fortinet, Inc.†	6,824	282,036
Computer Graphics — 0.0%
Atlassian Class A FDR†(1)(2)(3)	745	14,155
Atlassian Series 1†(1)(2)(3)	775	14,725
Atlassian Series 2†(1)(2)(3)	2,075	39,425
		68,305
Computer Services — 0.5%
DST Systems, Inc.	620	78,108
EPAM Systems, Inc.†	2,500	178,075
Genpact, Ltd.†	7,779	165,926
IHS, Inc., Class A†	4,688	603,017
Leidos Holdings, Inc.	126	5,087
Teradata Corp.†	2,308	85,396
		1,115,609
Computer Software — 0.8%
Akamai Technologies, Inc.†	18,832	1,314,850
Apigee Corp.†	2,200	21,846
Rackspace Hosting, Inc.†	5,793	215,442
SS&C Technologies Holdings, Inc.	4,799	299,937
		1,852,075
Computers-Integrated Systems — 0.1%
Jack Henry & Associates, Inc.	1,789	115,748

2

VeriFone Systems, Inc.†	2,488	84,493
		200,241
Computers-Memory Devices — 0.1%
NetApp, Inc.	2,046	64,572
SanDisk Corp.	4,300	250,346
		314,918
Computers-Other — 0.0%
3D Systems Corp.†	897	17,509
Stratasys, Ltd.†	2,000	69,860
		87,369
Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.	2,060	51,994
CEB, Inc.	1,500	130,590
Gartner, Inc.†	6,516	558,942
Towers Watson & Co., Class A	1,470	184,926
Verisk Analytics, Inc.†	11,098	807,491
		1,733,943
Consumer Products-Misc. — 0.7%
Clorox Co.	3,875	403,078
Samsonite International SA	318,090	1,095,652
Spectrum Brands Holdings, Inc.	553	56,400
		1,555,130
Containers-Metal/Glass — 0.4%
Ball Corp.	9,615	674,492
Crown Holdings, Inc.†	1,340	70,899
Owens-Illinois, Inc.†	222	5,093
Silgan Holdings, Inc.	888	46,851
		797,335
Containers-Paper/Plastic — 0.2%
Bemis Co., Inc.	232	10,442
Graphic Packaging Holding Co.	4,151	57,823
Packaging Corp. of America	2,141	133,791
Rock-Tenn Co., Class A	588	35,398
Sealed Air Corp.	4,597	236,194
		473,648
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A	1,819	58,153
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	4,641	260,082
Royal Caribbean Cruises, Ltd.	2,400	188,856
		448,938
Data Processing/Management — 1.0%
Broadridge Financial Solutions, Inc.	2,622	131,126
Dun & Bradstreet Corp.	233	28,426
Fidelity National Information Services, Inc.	11,072	684,250
Fiserv, Inc.†	11,179	925,957
Paychex, Inc.	9,138	428,389
		2,198,148
Decision Support Software — 0.1%
MSCI, Inc.	5,359	329,846
Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	4,666	292,605
DENTSPLY International, Inc.	3,583	184,704
Patterson Cos., Inc.	1,030	50,109
		527,418
Diagnostic Equipment — 0.0%
VWR Corp.†	339	9,061
Diagnostic Kits — 0.3%
Alere, Inc.†	1,195	63,036
IDEXX Laboratories, Inc.†	8,047	516,135
		579,171
Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	4,211	334,648
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,624	277,217
Distribution/Wholesale — 1.1%
Fastenal Co.	9,929	418,805
Fossil Group, Inc.†	2,352	163,135
Genuine Parts Co.	3,093	276,916
HD Supply Holdings, Inc.†	19,287	678,517
Ingram Micro, Inc., Class A†	191	4,781
LKQ Corp.†	6,653	201,220
Watsco, Inc.	569	70,408
WW Grainger, Inc.	2,964	701,430
		2,515,212
Diversified Financial Services — 0.4%
Julius Baer Group, Ltd.	14,218	797,619
Diversified Manufacturing Operations — 0.9%
A.O. Smith Corp.	1,624	116,896
Carlisle Cos., Inc.	310	31,037
Colfax Corp.†	4,400	203,060
Ingersoll-Rand PLC	405	27,305
Parker-Hannifin Corp.	1,374	159,837
Textron, Inc.	32,915	1,468,997
		2,007,132
Diversified Operations — 0.1%
Horizon Pharma PLC†	4,900	170,226
Leucadia National Corp.	963	23,382
		193,608
Drug Delivery Systems — 1.0%
Catalent, Inc.†	15,500	454,615
DexCom, Inc.†	21,310	1,704,374
		2,158,989
E-Commerce/Products — 0.3%
MercadoLibre, Inc.	1,400	198,380
The Honest Company, Inc†(1)(2)(3)	1,850	80,234
Vipshop Holdings, Ltd. ADR†	13,200	293,700
		572,314
E-Commerce/Services — 2.0%
Coupons.com, Inc.†	5,809	62,679
Ctrip.com International, Ltd. ADR†	2,900	210,598
Expedia, Inc.	2,157	235,868
Groupon, Inc.†	10,832	54,485
IAC/InterActiveCorp	1,607	128,014
Liberty Ventures, Series A†	3,924	154,095

3

Netflix, Inc.†	2,683	1,762,570
TripAdvisor, Inc.†	4,353	379,320
Wayfair, Inc., Class A†	5,330	200,621
Zillow Group, Inc., Class A†	14,801	1,283,839
		4,472,089
E-Services/Consulting — 0.5%
CDW Corp.	31,384	1,075,844
Electric Products-Misc. — 0.7%
AMETEK, Inc.	28,740	1,574,377
Electric-Transmission — 0.0%
ITC Holdings Corp.	1,253	40,322
Electronic Components-Misc. — 0.5%
Gentex Corp.	11,017	180,899
Jabil Circuit, Inc.	788	16,776
TE Connectivity, Ltd.	15,686	1,008,610
		1,206,285
Electronic Components-Semiconductors — 1.5%
Altera Corp.	2,048	104,858
ARM Holdings PLC ADR	8,200	404,014
Freescale Semiconductor, Ltd.†	2,215	88,534
IPG Photonics Corp.†	3,156	268,812
Microchip Technology, Inc.	7,775	368,729
ON Semiconductor Corp.†	8,665	101,294
Qorvo, Inc.†	3,268	262,322
Skyworks Solutions, Inc.	8,080	841,128
Sumco Corp.	52,900	662,628
Xilinx, Inc.	6,807	300,597
		3,402,916
Electronic Connectors — 0.3%
Amphenol Corp., Class A	13,357	774,305
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	6,401	125,844
Synopsys, Inc.†	248	12,561
		138,405
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	8,400	324,072
FLIR Systems, Inc.	1,934	59,606
Keysight Technologies, Inc.†	6,109	190,540
National Instruments Corp.	541	15,938
Trimble Navigation, Ltd.†	8,101	190,049
		780,205
Electronic Security Devices — 0.3%
Allegion PLC	5,893	354,405
Tyco International PLC	8,049	309,726
		664,131
Energy-Alternate Sources — 0.6%
First Solar, Inc.†	6,900	324,162
SolarCity Corp.†	1,294	69,294
SunEdison, Inc.†	28,375	848,696
TerraForm Power, Inc., Class A	58	2,203
		1,244,355
Engineering/R&D Services — 0.6%
AECOM†	38,424	1,271,066
Jacobs Engineering Group, Inc.†	3,200	129,984
		1,401,050
Enterprise Software/Service — 2.2%
CDK Global, Inc.	3,506	189,254
Guidewire Software, Inc.†	3,700	195,841
Informatica Corp.†	2,290	110,996
Inovalon Holdings, Inc., Class A†	6,255	174,514
Qlik Technologies, Inc.†	4,500	157,320
Tyler Technologies, Inc.†	5,224	675,881
Ultimate Software Group, Inc.†	625	102,713
Veeva Systems, Inc., Class A†	55,598	1,558,412
Workday, Inc., Class A†	22,704	1,734,359
		4,899,290
Entertainment Software — 0.2%
Electronic Arts, Inc.†	6,881	457,586
Filtration/Separation Products — 0.3%
CLARCOR, Inc.	1,800	112,032
Donaldson Co., Inc.	9,988	357,570
Pall Corp.	2,337	290,840
		760,442
Finance-Auto Loans — 0.0%
Ally Financial, Inc.†	779	17,473
Credit Acceptance Corp.†	186	45,789
		63,262
Finance-Consumer Loans — 0.1%
LendingClub Corp.†	1,460	21,535
Santander Consumer USA Holdings, Inc.†	109	2,787
SLM Corp.†	8,566	84,547
		108,869
Finance-Credit Card — 0.3%
Alliance Data Systems Corp.†	2,357	688,103
Finance-Investment Banker/Broker — 0.8%
E*TRADE Financial Corp.†	12,200	365,390
Interactive Brokers Group, Inc., Class A	110	4,572
Lazard, Ltd., Class A	9,356	526,181
LPL Financial Holdings, Inc.	5,903	274,431
TD Ameritrade Holding Corp.	14,176	521,960
		1,692,534
Finance-Leasing Companies — 0.0%
Air Lease Corp.	119	4,034
Finance-Mortgage Loan/Banker — 0.4%
CoreLogic, Inc.†	9,786	388,406
FNF Group	10,700	395,793
		784,199
Finance-Other Services — 0.5%
CBOE Holdings, Inc.	8,226	470,692
Intercontinental Exchange, Inc.	2,667	596,368
		1,067,060
Food-Baking — 0.1%
Flowers Foods, Inc.	15,342	324,483

4

Food-Confectionery — 0.3%
Hershey Co.	6,886	611,683
J.M. Smucker Co.	1,400	151,774
		763,457
Food-Dairy Products — 0.1%
WhiteWave Foods Co.†	3,830	187,210
Food-Meat Products — 0.1%
Hormel Foods Corp.	2,927	164,995
Tyson Foods, Inc., Class A	329	14,025
		179,020
Food-Misc./Diversified — 0.6%
Campbell Soup Co.	2,243	106,879
ConAgra Foods, Inc.	1,270	55,524
Hain Celestial Group, Inc.†	4,844	319,026
Ingredion, Inc.	192	15,324
Kellogg Co.	4,916	308,233
McCormick & Co., Inc.	7,595	614,815
		1,419,801
Food-Retail — 0.7%
Fresh Market, Inc.†	3,400	109,276
Sprouts Farmers Market, Inc.†	10,654	287,445
Whole Foods Market, Inc.	32,504	1,281,958
		1,678,679
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	4,052	146,277
Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	895	98,262
Wolverine World Wide, Inc.	4,100	116,768
		215,030
Funeral Services & Related Items — 0.1%
Service Corp. International	4,420	130,081
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC†	1,386	24,615
Garden Products — 0.1%
Scotts Miracle-Gro Co., Class A	886	52,460
Toro Co.	1,218	82,556
		135,016
Gas-Distribution — 0.2%
Atmos Energy Corp.	2,800	143,584
NiSource, Inc.	4,600	209,714
		353,298
Gold Mining — 0.0%
Royal Gold, Inc.	75	4,619
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	3,267	175,568
Stericycle, Inc.†	2,660	356,201
		531,769
Heart Monitors — 0.3%
HeartWare International, Inc.†	10,030	729,081
Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	10,662	438,315
Home Furnishings — 0.1%
Leggett & Platt, Inc.	3,014	146,722
Tempur Sealy International, Inc.†	1,335	87,976
		234,698
Hotels/Motels — 2.4%
Choice Hotels International, Inc.	4,975	269,894
Diamond Resorts International, Inc.†	40,301	1,271,497
Extended Stay America, Inc.	6,206	116,487
Hilton Worldwide Holdings, Inc.†	42,844	1,180,352
Marriott International, Inc., Class A	9,149	680,594
Starwood Hotels & Resorts Worldwide, Inc.	8,438	684,237
Wyndham Worldwide Corp.	14,653	1,200,227
		5,403,288
Housewares — 0.0%
Tupperware Brands Corp.	1,031	66,541
Human Resources — 0.4%
ManpowerGroup, Inc.	3,300	294,954
Robert Half International, Inc.	6,254	347,097
Team Health Holdings, Inc.†	2,300	150,259
		792,310
Independent Power Producers — 0.0%
Calpine Corp.†	945	17,001
Industrial Audio & Video Products — 1.0%
GoPro, Inc., Class A†	22,132	1,166,799
Imax Corp.†	29,108	1,172,179
		2,338,978
Industrial Automated/Robotic — 0.8%
Cognex Corp.	24,625	1,184,462
Nordson Corp.	2,831	220,507
Rockwell Automation, Inc.	2,943	366,816
		1,771,785
Industrial Gases — 0.2%
Airgas, Inc.	3,834	405,561
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,812	618,726
Sensata Technologies Holding NV†	11,500	606,510
		1,225,236
Instruments-Scientific — 0.2%
FEI Co.	2,400	199,032
PerkinElmer, Inc.	384	20,214
Waters Corp.†	1,809	232,239
		451,485
Insurance Brokers — 0.3%
Aon PLC	6,164	614,427
Arthur J. Gallagher & Co.	2,039	96,445
Erie Indemnity Co., Class A	531	43,579
		754,451
Insurance-Property/Casualty — 0.1%
AmTrust Financial Services, Inc.	47	3,079
Markel Corp.†	31	24,821
Progressive Corp.	6,900	192,027
		219,927

5

Internet Application Software — 0.2%
Splunk, Inc.†	5,441	378,802
Internet Content-Entertainment — 0.9%
Pandora Media, Inc.†	10,824	168,205
Shutterstock, Inc.†	16,908	991,485
Twitter, Inc.†	22,862	828,062
		1,987,752
Internet Content-Information/News — 0.5%
LinkedIn Corp., Class A†	4,893	1,011,040
Yelp, Inc.†	1,421	61,146
		1,072,186
Internet Incubators — 0.1%
HomeAway, Inc.†	3,966	123,422
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	3,073	369,836
Internet Security — 0.3%
FireEye, Inc.†	3,017	147,562
VeriSign, Inc.†	8,763	540,852
		688,414
Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	1,197	261,664
Ameriprise Financial, Inc.	3,305	412,894
Artisan Partners Asset Management, Inc., Class A	4,076	189,371
Eaton Vance Corp.	2,577	100,838
Federated Investors, Inc., Class B	2,050	68,654
Financial Engines, Inc.	3,600	152,928
Invesco, Ltd.	4,145	155,396
Legg Mason, Inc.	699	36,019
NorthStar Asset Management Group, Inc.	4,240	78,398
T. Rowe Price Group, Inc.	5,700	443,061
Waddell & Reed Financial, Inc., Class A	1,729	81,799
WisdomTree Investments, Inc.	6,800	149,362
		2,130,384
Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	6,400	1,151,872
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	1,523	92,735
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	52	3,775
Machinery-General Industrial — 1.1%
Babcock & Wilcox Co.†	466	15,285
IDEX Corp.	4,105	322,571
Middleby Corp.†	6,154	690,663
Roper Technologies, Inc.	3,742	645,345
Wabtec Corp.	6,013	566,665
Zebra Technologies Corp., Class A†	1,131	125,598
		2,366,127
Machinery-Pumps — 0.5%
Flowserve Corp.	7,570	398,636
Graco, Inc.	6,183	439,179
Xylem, Inc.	6,300	233,541
		1,071,356
Medical Information Systems — 1.3%
Allscripts Healthcare Solutions, Inc.†	1,230	16,826
athenahealth, Inc.†	6,617	758,176
Cerner Corp.†	28,955	1,999,632
IMS Health Holdings, Inc.†	2,923	89,590
Medidata Solutions, Inc.†	2,700	146,664
		3,010,888
Medical Instruments — 2.1%
Bio-Techne Corp.	336	33,086
Boston Scientific Corp.†	68,736	1,216,627
Bruker Corp.†	8,928	182,220
Edwards Lifesciences Corp.†	2,353	335,138
Intuitive Surgical, Inc.†	4,994	2,419,593
St. Jude Medical, Inc.	3,469	253,480
Thoratec Corp.†	3,700	164,909
		4,605,053
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	727	88,127
Teladoc, Inc.†	500	9,500
		97,627
Medical Products — 1.3%
Becton Dickinson and Co.	8,113	1,149,207
Cooper Cos., Inc.	720	128,138
Henry Schein, Inc.†	3,829	544,178
Hill-Rom Holdings, Inc.	1,139	61,882
Sirona Dental Systems, Inc.†	4,215	423,270
Teleflex, Inc.	2,300	311,535
Varian Medical Systems, Inc.†	2,183	184,092
West Pharmaceutical Services, Inc.	2,400	139,392
Zimmer Holdings, Inc.	231	25,232
		2,966,926
Medical-Biomedical/Gene — 3.3%
Alnylam Pharmaceuticals, Inc.†	6,140	736,002
BioMarin Pharmaceutical, Inc.†	7,007	958,418
Bluebird Bio, Inc.†	1,618	272,423
Charles River Laboratories International, Inc.†	1,036	72,872
Illumina, Inc.†	2,950	644,162
Incyte Corp.†	12,930	1,347,435
Intercept Pharmaceuticals, Inc.†	1,049	253,208
Intrexon Corp.†	1,013	49,434
Isis Pharmaceuticals, Inc.†	8,328	479,276
Juno Therapeutics, Inc.†	261	13,919
Medivation, Inc.†	1,721	196,538
Puma Biotechnology, Inc.†	1,547	180,612
Regeneron Pharmaceuticals, Inc.†	1,830	933,538
Seattle Genetics, Inc.†	5,476	265,038
Ultragenyx Pharmaceutical, Inc.†	800	81,912
United Therapeutics Corp.†	2,011	349,814
Vertex Pharmaceuticals, Inc.†	4,458	550,474
		7,385,075
Medical-Drugs — 2.6%
ACADIA Pharmaceuticals, Inc.†	5,400	226,152
Akorn, Inc.†	6,314	275,669

6

Alkermes PLC†	9,792	630,017
Clovis Oncology, Inc.†	1,000	87,880
Eisai Co., Ltd.	12,500	839,155
Endo International PLC†	6,311	502,671
Ironwood Pharmaceuticals, Inc.†	5,000	60,300
Jazz Pharmaceuticals PLC†	2,636	464,121
Mallinckrodt PLC†	1,008	118,662
Ono Pharmaceutical Co., Ltd.	6,980	762,533
OPKO Health, Inc.†	5,136	82,587
Pacira Pharmaceuticals, Inc.†	1,400	99,008
Quintiles Transnational Holdings, Inc.†	4,140	300,605
Receptos, Inc.†	1,290	245,165
Zoetis, Inc.	21,535	1,038,418
		5,732,943
Medical-Generic Drugs — 1.2%
Allergan plc†	4,100	1,244,186
Hospira, Inc.†	2,948	261,517
Mylan NV†	16,323	1,107,679
Perrigo Co. PLC	592	109,419
		2,722,801
Medical-HMO — 0.4%
Centene Corp.†	2,601	209,121
Cigna Corp.	1,300	210,600
Health Net, Inc.†	278	17,825
Humana, Inc.	1,900	363,432
WellCare Health Plans, Inc.†	2,400	203,592
		1,004,570
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc.†	1,130	88,513
LifePoint Health, Inc.†	95	8,260
Tenet Healthcare Corp.†	2,170	125,600
Universal Health Services, Inc., Class B	1,661	236,028
		458,401
Medical-Outpatient/Home Medical — 0.0%
Premier, Inc., Class A†	823	31,653
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	9,805	1,042,664
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	8,500	203,235
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	253	16,134
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp.	2,076	76,916
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	4,990	281,186
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	269	12,678
Multimedia — 0.2%
FactSet Research Systems, Inc.	1,764	286,668
Markit Ltd†	7,300	186,661
		473,329
Networking Products — 0.7%
Arista Networks, Inc.†	14,044	1,147,956
Palo Alto Networks, Inc.†	2,987	521,829
		1,669,785
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	2,503	53,039
Waste Connections, Inc.	2,600	122,512
		175,551
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,707	35,523
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,851	112,800
Oil Companies-Exploration & Production — 1.7%
Cabot Oil & Gas Corp.	14,246	449,319
Cimarex Energy Co.	2,000	220,620
Concho Resources, Inc.†	2,600	296,036
Continental Resources, Inc.†	2,917	123,652
Diamondback Energy, Inc.†	8,309	626,332
Energen Corp.	5,618	383,709
EQT Corp.	4,600	374,164
Memorial Resource Development Corp.†	1,806	34,260
Pioneer Natural Resources Co.	4,609	639,222
Range Resources Corp.	7,644	377,461
Rice Energy, Inc.†	4,100	85,403
SM Energy Co.	2,100	96,852
WPX Energy, Inc.†	6,700	82,276
		3,789,306
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	2,400	125,688
Dresser-Rand Group, Inc.†	1,683	143,358
FMC Technologies, Inc.†	3,288	136,419
		405,465
Oil Refining & Marketing — 0.1%
CVR Energy, Inc.	118	4,442
HollyFrontier Corp.	635	27,108
Murphy USA, Inc.†	60	3,349
Tesoro Corp.	2,368	199,883
		234,782
Oil-Field Services — 0.1%
Frank’s International NV	5,500	103,620
Oceaneering International, Inc.	3,278	152,722
RPC, Inc.	157	2,171
Targa Resources Corp.	598	53,354
		311,867
Paper & Related Products — 0.2%
International Paper Co.	8,746	416,222
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	30,290	938,536
Pharmacy Services — 0.1%
Catamaran Corp.†	2,575	157,281
Omnicare, Inc.	718	67,671
		224,952
Physicians Practice Management — 0.7%
Envision Healthcare Holdings, Inc.†	28,479	1,124,351

7

MEDNAX, Inc.†	4,980	369,068
		1,493,419
Pipelines — 0.0%
ONEOK, Inc.	2,055	81,131
Platinum — 0.1%
Stillwater Mining Co.†	10,000	115,900
Poultry — 0.0%
Pilgrim’s Pride Corp.	151	3,468
Power Converter/Supply Equipment — 0.4%
Generac Holdings, Inc.†	16,420	652,695
Hubbell, Inc., Class B	2,867	310,439
SunPower Corp.†	90	2,557
		965,691
Precious Metals — 0.0%
Tahoe Resources, Inc.	449	5,446
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	2,395	41,745
Professional Sports — 0.1%
Madison Square Garden Co., Class A†	1,345	112,294
Publishing-Periodicals — 0.2%
Nielsen NV	10,147	454,281
Quarrying — 0.1%
Compass Minerals International, Inc.	2,336	191,879
Radio — 0.1%
Sirius XM Holdings, Inc.†	50,271	187,511
Real Estate Investment Trusts — 2.0%
Boston Properties, Inc.	3,063	370,745
Columbia Property Trust, Inc.	334	8,200
Crown Castle International Corp.	15,800	1,268,740
Digital Realty Trust, Inc.	1,705	113,689
Empire State Realty Trust, Inc., Class A	1,148	19,585
Equinix, Inc.	5,520	1,402,080
Equity LifeStyle Properties, Inc.	1,843	96,905
Extra Space Storage, Inc.	2,548	166,180
Federal Realty Investment Trust	2,602	333,290
Health Care REIT, Inc.	3,459	227,014
Healthcare Trust of America, Inc., Class A	268	6,419
Iron Mountain, Inc.	1,805	55,955
Lamar Advertising Co. Class A	1,771	101,797
Omega Healthcare Investors, Inc.	1,087	37,317
Plum Creek Timber Co., Inc.	1,575	63,898
Post Properties, Inc.	402	21,857
Tanger Factory Outlet Centers, Inc.	2,096	66,443
Taubman Centers, Inc.	502	34,889
Weyerhaeuser Co.	974	30,681
		4,425,684
Real Estate Management/Services — 0.8%
CBRE Group, Inc., Class A†	33,254	1,230,398
Jones Lang LaSalle, Inc.	2,314	395,694
Realogy Holdings Corp.†	1,167	54,522
WeWork Companies, Inc., Class A†(1)(2)(3)	2,244	73,804
		1,754,418
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	351	50,383
Recreational Vehicles — 0.3%
Brunswick Corp.	1,494	75,985
Polaris Industries, Inc.	3,654	541,194
		617,179
Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	210	7,604
Avis Budget Group, Inc.†	2,315	102,045
Hertz Global Holdings, Inc.†	13,178	238,786
United Rentals, Inc.†	2,121	185,842
		534,277
Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp.	1,573	70,549
Respiratory Products — 0.1%
ResMed, Inc.	3,082	173,732
Retail-Apparel/Shoe — 2.0%
Burlington Stores, Inc.†	4,800	245,760
Coach, Inc.	4,846	167,720
DSW, Inc., Class A	96	3,204
Foot Locker, Inc.	2,646	177,308
Gap, Inc.	5,212	198,942
Kate Spade & Co.†	45,885	988,363
L Brands, Inc.	10,512	901,194
lululemon athletica, Inc.†	4,740	309,522
PVH Corp.	2,400	276,480
Ross Stores, Inc.	22,250	1,081,572
Urban Outfitters, Inc.†	2,138	74,830
		4,424,895
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	9,671	260,247
Retail-Auto Parts — 1.6%
Advance Auto Parts, Inc.	9,032	1,438,707
AutoZone, Inc.†	1,683	1,122,393
O’Reilly Automotive, Inc.†	4,509	1,018,944
		3,580,044
Retail-Automobile — 0.6%
AutoNation, Inc.†	1,594	100,390
CarMax, Inc.†	14,276	945,214
Copart, Inc.†	6,567	232,997
Penske Automotive Group, Inc.	349	18,187
		1,296,788
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,747	258,468
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	1,200	24,852
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp., Class A†	11,403	316,433
MSC Industrial Direct Co., Inc., Class A	320	22,327
		338,760

8

Retail-Discount — 0.8%
Dollar General Corp.	12,943	1,006,189
Dollar Tree, Inc.†	9,310	735,397
Family Dollar Stores, Inc.	1,984	156,359
		1,897,945
Retail-Drug Store — 0.2%
Rite Aid Corp.†	51,547	430,417
Retail-Gardening Products — 0.3%
Tractor Supply Co.	8,384	754,057
Retail-Home Furnishings — 0.1%
Restoration Hardware Holdings, Inc.†	1,800	175,734
Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	2,856	366,254
Tiffany & Co.	6,063	556,583
		922,837
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	5,204	428,133
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	3,070	228,715
Sears Holdings Corp.†	30	801
		229,516
Retail-Misc./Diversified — 0.2%
CST Brands, Inc.	1,387	54,176
Five Below, Inc.†	4,500	177,885
PriceSmart, Inc.	1,700	155,108
Sally Beauty Holdings, Inc.†	3,449	108,920
		496,089
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	2,119	18,351
Retail-Perfume & Cosmetics — 0.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	2,605	402,342
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	286	13,714
Retail-Regional Department Stores — 0.2%
Dillard’s, Inc., Class A	62	6,522
Macy’s, Inc.	5,387	363,461
		369,983
Retail-Restaurants — 2.5%
Bloomin’ Brands, Inc.	9,000	192,150
Brinker International, Inc.	5,037	290,383
Chipotle Mexican Grill, Inc.†	4,140	2,504,659
Darden Restaurants, Inc.	548	38,952
Domino’s Pizza, Inc.	1,207	136,874
Dunkin’ Brands Group, Inc.	16,923	930,765
Panera Bread Co., Class A†	7,024	1,227,584
Papa John’s International, Inc.	2,700	204,147
		5,525,514
Retail-Sporting Goods — 0.1%
Cabela’s, Inc.†	105	5,248
Dick’s Sporting Goods, Inc.	4,387	227,115
Vista Outdoor, Inc.†	182	8,172
		240,535
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	1,894	84,245
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	870	30,189
Satellite Telecom — 0.5%
DigitalGlobe, Inc.†	37,118	1,031,509
Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	6,275	402,761
Atmel Corp.	9,129	89,966
Linear Technology Corp.	10,738	474,942
Maxim Integrated Products, Inc.	2,143	74,094
NXP Semiconductor NV†	13,527	1,328,352
		2,370,115
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	15,947	306,501
KLA-Tencor Corp.	7,398	415,842
Lam Research Corp.	2,473	201,178
		923,521
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,064	119,796
Silver Mining — 0.1%
Silver Wheaton Corp.	9,400	162,996
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	6,162	499,923
Specified Purpose Acquisitions — 0.6%
Nomad Foods, Ltd.†	58,204	1,265,937
Restaurant Brands International LP	20	721
		1,266,658
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,428	169,746
Steel-Producers — 0.0%
Carpenter Technology Corp.	2,100	81,228
Steel Dynamics, Inc.	587	12,160
		93,388
Telecom Services — 0.0%
Level 3 Communications, Inc.†	753	39,660
Telecommunication Equipment — 0.1%
ARRIS Group, Inc.†	497	15,208
CommScope Holding Co., Inc.†	1,020	31,120
Juniper Networks, Inc.	1,529	39,708
Zayo Group Holdings, Inc.†	2,716	69,856
		155,892
Television — 0.0%
AMC Networks, Inc., Class A†	1,310	107,223
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	948	180,973
Theaters — 0.1%
Cinemark Holdings, Inc.	2,534	101,791
Regal Entertainment Group, Class A	1,810	37,847
		139,638
Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	1,265	140,592
Dyax Corp.†	5,400	143,100

9

Neurocrine Biosciences, Inc.†	1,800	85,968
		369,660
Tools-Hand Held — 0.2%
Snap-on, Inc.	3,171	504,982
Stanley Black & Decker, Inc.	309	32,519
		537,501
Toys — 0.1%
Hasbro, Inc.	1,978	147,935
Mattel, Inc.	5,800	149,002
		296,937
Transactional Software — 0.2%
Black Knight Financial Services, Inc., Class A†	6,497	200,562
Solera Holdings, Inc.	3,968	176,814
		377,376
Transport-Equipment & Leasing — 0.0%
AMERCO	76	24,845
Transport-Marine — 0.1%
Kirby Corp.†	2,000	153,320
Teekay Corp.	396	16,957
		170,277
Transport-Rail — 0.6%
Genesee & Wyoming, Inc., Class A†	3,053	232,578
Kansas City Southern	12,122	1,105,526
		1,338,104
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	5,390	336,282
Expeditors International of Washington, Inc.	8,484	391,155
		727,437
Transport-Truck — 0.8%
J.B. Hunt Transport Services, Inc.	5,612	460,689
Landstar System, Inc.	17,512	1,171,027
Old Dominion Freight Line, Inc.†	1,527	104,760
		1,736,476
Veterinary Diagnostics — 0.0%
VCA, Inc.†	1,695	92,216
Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.†	1,367	75,308
Mead Johnson Nutrition Co.	9,130	823,709
		899,017
Web Hosting/Design — 0.0%
GoDaddy, Inc., Class A†	516	14,546
Web Portals/ISP — 0.0%
Dropbox, Inc., Class A†(1)(2)(3)	3,515	66,437
Dropbox, Inc., Class B†(1)(2)(3)	844	15,952
		82,389
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	6,714	384,981
X-Ray Equipment — 0.5%
Hologic, Inc.†	29,098	1,107,470
Total Common Stocks (cost $169,795,087)		215,370,322
CONVERTIBLE PREFERRED SECURITIES — 1.3%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)(3)	6,300	68,787
B2B/E-Commerce — 0.2%
Airbnb, Inc., Series D†(1)(2)(3)	2,091	188,795
Airbnb, Inc., Series E†(1)(2)(3)	2,392	215,973
		404,768
Computer Software — 0.1%
Zuora, Inc., Series F†(1)(2)(3)	35,671	135,525
Computers-Memory Devices — 0.1%
Pure Storage, Inc., Series F†(1)(2)(3)	7,349	127,726
E-Commerce/Products — 0.2%
Flipkart Online Services, Ltd., Series G†(1)(2)(3)	721	102,555
One Kings Lane, Inc., Series E†(1)(2)(3)	11,800	170,510
The Honest Company, Inc.†(1)(2)(3)	4,317	187,228
		460,293
E-Commerce/Services — 0.4%
Uber Technologies, Inc.†(1)(2)(3)	25,472	1,009,674
Electronic Forms — 0.1%
Docusign, Inc., Series B†(1)(2)(3)	358	6,835
Docusign, Inc., Series B-1†(1)(2)(3)	107	2,043
Docusign, Inc., Series D†(1)(2)(3)	257	4,907
Docusign, Inc., Series E†(1)(2)(3)	6,656	127,084
Docusign, Inc., Series F†(1)(2)(3)	1,498	28,601
		169,470
Real Estate Management/Services — 0.1%
WeWork Companies, Inc., Series D-1†(1)(2)(3)	3,588	118,008
WeWork Companies, Inc., Series D-2†(1)(2)(3)	2,819	92,715
WeWork Companies, Inc., Series E†(1)(2)(3)	2,120	69,726
		280,449
Web Portals/ISP — 0.1%
Dropbox, Inc., Class A-1†(1)(2)(3)	5,146	97,264
Dropbox, Inc., Class C†(1)(2)(3)	3,310	62,562
Dropbox, Inc., Series A†(1)(2)(3)	1,047	19,789

10

Pinterest, Inc., Series G†(1)(2)(3)	3,898	139,920
		319,535
Total Convertible Preferred Securities (cost $1,969,005)		2,976,227
Exchange-Traded Funds — 1.5%
iShares Russell Midcap Growth Index Fund (cost $5,624,470)	33,680	3,261,908
PREFERRED SECURITIES — 0.0%
Computer Graphics — 0.0%
Atlassian Class A FDR†(1)(2)(3)	1,588	30,172
Atlassian Series A†(1)(2)(3)	1,534	29,146
Total Preferred Securities (cost $49,952)		59,318
RIGHTS — 0.0%
Real Estate Investment Trusts — 0.0%
Seritage Growth Properties Expires 07/02/2015 (subscription price 29.58)† (cost $1,498)	428	1,378
Total Long-Term Investment Securities (cost $177,440,012)		221,669,153
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
T. Rowe Price Reserve Investment Fund 0.01%(6) (cost $272,630)	272,630	272,630
REPURCHASE AGREEMENTS — 2.1%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$880,000	880,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	780,000	780,000
BNP Paribas SA Joint Repurchase Agreement(4)	780,000	780,000
Deutsche Bank AG Joint Repurchase Agreement(4)	895,000	895,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	780,000	780,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	580,000	580,000
Total Repurchase Agreements (cost $4,695,000)		4,695,000
TOTAL INVESTMENTS (cost $182,407,642)(5)	101.0%	226,636,783
Liabilities in excess of other assets	(1.0)	(2,201,355)
NET ASSETS	100.0%	$224,435,428

†	Non-income producing security
*

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2015, the aggregate value of these securities was $170,465 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $3,510,742 representing 1.6% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2015, the Mid Cap Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
Atlassian
Class A FDR	04/09/2014	745	$11,920	$14,155	$19.00	0.01%
Atlassian
Series 1	04/09/2014	775	12,400	14,725	19.00	0.01
Atlassian
Series 2	04/09/2014	2,075	33,200	39,425	19.00	0.02

Dropbox, Inc.	11/07/2014	3,515	67,141	66,437	18.90	0.03
Class A
Dropbox, Inc.	05/01/2012	844	7,637	15,952	18.90	0.01
Class B

The Honest Company, Inc.	08/20/2014	1,850	50,056	80,234	43.37	0.04

WeWork Companies, Inc.
Class A	12/09/2014	722	12,022
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		2,244	38,008	73,804	32.89	0.03
Convertible Preferred Securities
Airbnb, Inc.
Series D	04/16/2014	2,091	85,131	188,795	90.29	0.08
Airbnb, Inc.
Series E	06/24/2015	2,392	222,682	215,973	90.29	0.10
Dropbox, Inc.
Class A-1	05/01/2012	5,146	46,567	97,264	18.90	0.04
Dropbox, Inc.
Class C	01/28/2014	3,310	63,225	62,562	18.90	0.03
Dropbox, Inc.
Series A	05/01/2012	1,047	9,474	19,789	18.90	0.01
Docusign, Inc.
Series B	02/28/2014	358	4,701	6,835	19.09	0.00
Docusign, Inc.
Series B-1	02/28/2014	107	1,405	2,043	19.09	0.00
Docusign, Inc.
Series D	02/28/2014	257	3,375	4,907	19.09	0.00
Docusign, Inc.
Series E	02/28/2014	6,656	87,409	127,084	19.09	0.06
Docusign, Inc.
Series F	04/30/2015	1,498	28,601	28,601	19.09	0.01
Flipkart Online Services Pvt., Ltd
Series G	12/17/2014	721	86,347	102,555	142.24	0.05

Nanigans, Inc.	03/16/2015	6,300	68,787	68,787	10.92	0.03
Series B
One Kings Lane, Inc.
Series E	01/28/2014	11,800	181,921	170,510	14.45	0.08
Pinterest, Inc.
Series G	03/19/2015	3,898	139,921	139,920	35.90	0.06
Pure Storage, Inc.
Series F	04/16/2014	7,349	115,570	127,726	17.38	0.06

The Honest Company, Inc.	08/20/2014	4,317	116,806	187,228	43.37	0.08

Uber Technologies, Inc.	06/05/2014	25,472	395,148	1,009,674	39.64	0.45
WeWork Companies, Inc.
Series D-1	12/09/2014	3,588	59,744	118,008	32.89	0.05
WeWork Companies, Inc.
Series D-2	12/09/2014	2,819	46,940	92,715	32.89	0.04
WeWork Companies, Inc.
Series E	06/23/2015	2,120	69,726	69,726	32.89	0.03
Zuora, Inc.
Series F	01/15/2015	35,671	135,525	135,525	3.80	0.06

Preferred Securities
Atlassian
Class A FDR	04/09/2014	1,588	25,408	30,172	19.00	0.01
Atlassian
Series A	04/09/2014	1,534	24,544	29,146	19.00	0.01
				$3,340,277		1.49%

(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.
(6)	The rate shown is the 7-day yield as of June 30, 2015
ADR	— American Depository Receipt
FDR	— Fiduciary Depository Receipt

Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2015	(Depreciation)

4	Long	S&P 400 E-Mini Index	September 2015	$610,387	$599,240	$(11,147)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Graphics	$—	$—	$68,305	$68,305
E-Commerce/Products	492,080	—	80,234	572,314
Real Estate Management/Services	1,680,614	—	73,804	1,754,418
Web Portals/ISP	—	—	82,389	82,389
Other Industries	212,892,896	—	—	212,892,896
Convertible Preferred Securities	—	—	2,976,227	2,976,227
Exchange-Traded Funds	3,261,908	—	—	3,261,908
Preferred Securities	—	—	59,318	59,318
Rights	1,378	—	—	1,378
Short-Term Investment Securities	272,630	—	—	272,630
Repurchase Agreements	—	4,695,000	—	4,695,000
Total Investments at Value	$218,601,506	$4,695,000	$3,340,277	$226,636,783

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$11,147	$—	$—	11,147

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $4,157,587 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Preferred Securities
Balance as of March 31, 2015	$212,663	$2,216,627	$59,318
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	66,839	453,238	—
Change in unrealized depreciation(1)	(756)	(14,647)	—
Net purchases	25,986	321,009	—
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of June 30, 2015	$304,732	$2,976,227	$59,318

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2015 includes:

Common Stocks	Convertible Preferred Securities	Preferred Securities
$66,083	$438,591	$—

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2015.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 6/30/15	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$68,305	Market Approach	Enterprise Value/Sales Multiple*	8.00x
			CY2015 Price/Free Cash Flow Multiple*	30.0x

	$80,234	Market Approach	2016 Estimate Revenue Multiple*	3.1x
			Discount for Lack of Marketability	10.0%

	$73,804	Market Approach	Market Transaction Price*	$32.8896

	$82,389	Market Approach and	Transaction Price*	$19.1012
		Income Approach	Enterprise Value/Revenue Multiple*	12.0x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17.0%
			Perpetual Growth Rate*	3.0%

Convertible Preferred Securities	$1,906,380	Market Approach	Market Transaction Price*	$3.7993 - $142.24
				$(32.817395)
	$127,726	Market Approach	Next Twelve Months Estimate Revenue Multiple*	5.1x
			Discount for Lack of Marketability	10.0%

	$170,510	Market Approach with Option Pricing Method	Last Twelve Months Revenue Mutliple*	1.40x
		(“OPM”)	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	45.0%
			Term to liquidity event in years	1.4
			Risk-free rate	0.6390%

	$187,228	Market Approach	2016 Estimate Revenue Multiple*	3.1x
			Discount for Lack of Marketability	10.0%

	$404,768	Market Approach and	Transaction Price*	$93.0944
		Income Approach	Enterprise Value/Revenue Multiple*	15.5x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	3.5%
			Perpetual Growth Rate*	16.0%

	$179,615	Market Approach and	Transaction Price*	$19.1012
		Income Approach	Enterprise Value/Revenue Multiple*	12.0x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17.0%
			Perpetual Growth Rate*	3.0%

Preferred Securities	$59,318	Market Approach	Enterprise Value/Sales Multiple*	8.00x
			CY2015 Price/Free Cash Flow Multiple*	30.0x

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

11

SEASONS SERIES TRUST MID CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS — 97.3%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	34,250	$659,997
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	798	8,084
Aerospace/Defense — 0.4%
MTU Aero Engines AG	5,635	530,027
Rockwell Collins, Inc.	9,354	863,842
Spirit AeroSystems Holdings, Inc., Class A†	396	21,824
		1,415,693
Aerospace/Defense-Equipment — 0.4%
Harris Corp.	3,738	287,490
Orbital ATK, Inc.	2,200	161,392
Triumph Group, Inc.	13,873	915,479
		1,364,361
Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	23,890	1,535,649
Mosaic Co.	12,665	593,355
		2,129,004
Agricultural Operations — 0.4%
Bunge, Ltd.	15,803	1,387,503
Airlines — 1.1%
Alaska Air Group, Inc.	9,462	609,637
Copa Holdings SA, Class A	1,196	98,778
Delta Air Lines, Inc.	16,753	688,213
JetBlue Airways Corp.†	7,140	148,226
United Continental Holdings, Inc.†	46,688	2,474,931
		4,019,785
Apparel Manufacturers — 0.7%
Ralph Lauren Corp.	18,869	2,497,501
Appliances — 0.1%
Whirlpool Corp.	2,641	457,025
Applications Software — 0.3%
Citrix Systems, Inc.†	12,082	847,673
Nuance Communications, Inc.†	9,200	161,092
		1,008,765
Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc.	3,422	127,983
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	1,238	78,997
Auto/Truck Parts & Equipment-Original — 0.9%
Allison Transmission Holdings, Inc.	47,730	1,396,580
BorgWarner, Inc.	14,372	816,904
Delphi Automotive PLC	10,138	862,642
Lear Corp.	687	77,123
		3,153,249
Banks-Commercial — 3.0%
Associated Banc-Corp.	5,544	112,377
Bank of Hawaii Corp.	1,585	105,688
BankUnited, Inc.	3,759	135,061
BB&T Corp.	27,025	1,089,378
BOK Financial Corp.	1,026	71,389
CIT Group, Inc.	6,327	294,142
City National Corp.	1,748	158,002
Commerce Bancshares, Inc.	2,993	139,983
Cullen/Frost Bankers, Inc.	1,970	154,803
East West Bancorp, Inc.	5,229	234,364
First Horizon National Corp.	73,669	1,154,393
First Republic Bank	5,171	325,928
M&T Bank Corp.	10,193	1,273,411
PacWest Bancorp	12,576	588,054
Popular, Inc.†	3,762	108,571
PrivateBancorp, Inc.	26,000	1,035,320
Regions Financial Corp.	48,721	504,750
Signature Bank†	153	22,398
SVB Financial Group†	693	99,778
Synovus Financial Corp.	4,842	149,230
TCF Financial Corp.	54,940	912,553
Zions Bancorporation	72,274	2,293,615
		10,963,188
Banks-Fiduciary — 1.3%
Citizens Financial Group, Inc.	117,645	3,212,885
Northern Trust Corp.	16,993	1,299,285
		4,512,170
Banks-Super Regional — 2.8%
Comerica, Inc.	20,118	1,032,456
Fifth Third Bancorp	159,837	3,327,806
Huntington Bancshares, Inc.	268,632	3,038,228
KeyCorp	91,580	1,375,532
SunTrust Banks, Inc.	34,099	1,466,939
		10,240,961
Batteries/Battery Systems — 0.5%
Energizer Holdings, Inc.	12,288	1,616,486
Beverages-Non-alcoholic — 0.3%
Coca-Cola Enterprises, Inc.	25,433	1,104,809
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp.	70	7,799
Brown-Forman Corp., Class B	321	32,158
		39,957
Brewery — 0.7%
Molson Coors Brewing Co., Class B	36,525	2,549,810
Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class A†	29,023	965,305
Discovery Communications, Inc., Class C†	897	27,879
Scripps Networks Interactive, Inc., Class A	16,236	1,061,347
		2,054,531
Building & Construction Products-Misc. — 1.4%
Armstrong World Industries, Inc.†	34,403	1,832,992
Fortune Brands Home & Security, Inc.	55,108	2,525,049
Owens Corning	18,546	765,022
		5,123,063
Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	9,715	1,374,769
Vulcan Materials Co.	4,190	351,667
		1,726,436
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	3,561	178,193

1

SBA Communications Corp., Class A†	2,386	274,318
		452,511
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	6,992	191,301
Lennar Corp., Class A	3,843	196,147
Lennar Corp., Class B	214	9,228
PulteGroup, Inc.	13,253	267,048
Toll Brothers, Inc.†	4,156	158,717
		822,441
Cable/Satellite TV — 0.1%
Cablevision Systems Corp., Class A	6,301	150,846
Liberty Broadband Corp., Class A†	950	48,421
Liberty Broadband Corp., Class C†	4,749	242,959
		442,226
Casino Hotels — 0.5%
MGM Resorts International†	94,833	1,730,702
Wynn Resorts, Ltd.	340	33,548
		1,764,250
Casino Services — 0.0%
Gaming and Leisure Properties, Inc.	2,771	101,585
Cellular Telecom — 0.0%
Sprint Corp.†	26,999	123,115
U.S. Cellular Corp.†	477	17,969
		141,084
Chemicals-Diversified — 1.1%
Akzo Nobel NV	10,324	751,239
Celanese Corp., Series A	38,598	2,774,424
Eastman Chemical Co.	4,058	332,025
FMC Corp.	1,340	70,417
Huntsman Corp.	2,726	60,163
Westlake Chemical Corp.	1,462	100,279
		4,088,547
Chemicals-Specialty — 1.2%
Albemarle Corp.	18,954	1,047,587
Ashland, Inc.	2,223	270,984
Brenntag AG	10,179	583,630
Cabot Corp.	2,307	86,028
Cytec Industries, Inc.	2,341	141,701
H.B. Fuller Co.	18,474	750,414
Platform Specialty Products Corp.†	3,670	93,878
Sensient Technologies Corp.	10,793	737,594
Sigma-Aldrich Corp.	2,658	370,392
Univar, Inc.†	10,354	269,515
		4,351,723
Coal — 0.2%
CONSOL Energy, Inc.	24,450	531,543
Coatings/Paint — 0.8%
Axalta Coating Systems, Ltd.†	64,900	2,146,892
Valspar Corp.	9,866	807,236
		2,954,128

Commercial Services — 0.3%
Aramark	23,685	733,524
Macquarie Infrastructure Co. LLC	2,512	207,567
Quanta Services, Inc.†	5,962	171,825
		1,112,916
Commercial Services-Finance — 0.6%
Equifax, Inc.	6,071	589,433
H&R Block, Inc.	650	19,273
Sabre Corp.	38,082	906,352
WEX, Inc.†	5,525	629,684
		2,144,742
Computer Aided Design — 0.1%
ANSYS, Inc.†	2,646	241,421
Autodesk, Inc.†	2,127	106,510
		347,931
Computer Services — 0.4%
Amdocs, Ltd.	19,106	1,042,997
Computer Sciences Corp.	5,044	331,088
DST Systems, Inc.	303	38,172
IHS, Inc., Class A†	360	46,307
Leidos Holdings, Inc.	2,217	89,500
Teradata Corp.†	1,327	49,099
		1,597,163
Computer Software — 0.0%
SS&C Technologies Holdings, Inc.	270	16,875
Computers-Integrated Systems — 0.2%
NCR Corp.†	23,380	703,738
Computers-Memory Devices — 1.6%
Brocade Communications Systems, Inc.	143,334	1,702,808
NetApp, Inc.	34,094	1,076,007
SanDisk Corp.	7,557	439,968
Western Digital Corp.	31,205	2,447,096
		5,665,879
Computers-Other — 0.0%
3D Systems Corp.†	2,572	50,205
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	2,228	98,478
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	274	6,916
Towers Watson & Co., Class A	2,071	260,532
		267,448
Consumer Products-Misc. — 0.0%
Clorox Co.	987	102,668
Containers-Metal/Glass — 0.4%
Crown Holdings, Inc.†	2,834	149,947
Greif, Inc., Class A	11,087	397,469
Owens-Illinois, Inc.†	31,595	724,789
		1,272,205
Containers-Paper/Plastic — 0.8%
Bemis Co., Inc.	3,156	142,052
Graphic Packaging Holding Co.	49,623	691,248
MeadWestvaco Corp.	6,100	287,859
Packaging Corp. of America	21,770	1,360,407
Rock-Tenn Co., Class A	4,141	249,288

2

Sonoco Products Co.	3,668	157,211
		2,888,065
Cosmetics & Toiletries — 0.0%
Avon Products, Inc.	15,815	99,002
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	387	21,687
Royal Caribbean Cruises, Ltd.	6,252	491,970
		513,657
Data Processing/Management — 0.7%
Dun & Bradstreet Corp.	922	112,484
Fidelity National Information Services, Inc.	38,897	2,403,834
Paychex, Inc.	1,510	70,789
		2,587,107
Dental Supplies & Equipment — 0.3%
DENTSPLY International, Inc.	20,603	1,062,084
Patterson Cos., Inc.	1,418	68,986
		1,131,070
Diagnostic Equipment — 0.0%
VWR Corp.†	503	13,445
Diagnostic Kits — 0.1%
Alere, Inc.†	1,108	58,447
QIAGEN NV†	8,434	209,079
		267,526
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	4,566	362,860
Distribution/Wholesale — 0.9%
Fossil Group, Inc.†	10,103	700,744
Genuine Parts Co.	393	35,185
Ingram Micro, Inc., Class A†	40,630	1,016,969
LKQ Corp.†	25,566	773,244
WESCO International, Inc.†	10,518	721,955
		3,248,097
Diversified Manufacturing Operations — 2.1%
Carlisle Cos., Inc.	1,850	185,222
Colfax Corp.†	3,650	168,447
Crane Co.	1,749	102,719
Dover Corp.	15,927	1,117,757
Eaton Corp. PLC	14,459	975,838
Ingersoll-Rand PLC	8,949	603,342
ITT Corp.	3,242	135,645
Parker-Hannifin Corp.	2,757	320,722
Pentair PLC	19,211	1,320,756
SPX Corp.	9,749	705,730
Textron, Inc.	39,766	1,774,756
Trinity Industries, Inc.	5,632	148,854
		7,559,788
Diversified Operations — 0.1%
Leucadia National Corp.	10,343	251,128
E-Commerce/Services — 0.0%
Zillow Group, Inc., Class A†	643	55,774

Electric-Distribution — 0.3%
PG&E Corp.	22,088	1,084,521
Electric-Integrated — 5.0%
AES Corp.	108,671	1,440,977
Alliant Energy Corp.	4,107	237,056
Ameren Corp.	8,820	332,338
CMS Energy Corp.	33,848	1,077,720
Consolidated Edison, Inc.	10,646	616,190
DTE Energy Co.	19,098	1,425,475
Edison International	11,843	658,234
Entergy Corp.	6,526	460,083
Eversource Energy	28,386	1,289,008
FirstEnergy Corp.	69,077	2,248,456
Great Plains Energy, Inc.	5,608	135,489
Hawaiian Electric Industries, Inc.	3,905	116,096
MDU Resources Group, Inc.	7,080	138,272
NorthWestern Corp.	15,668	763,815
OGE Energy Corp.	21,835	623,826
Pepco Holdings, Inc.	9,199	247,821
Pinnacle West Capital Corp.	21,540	1,225,411
PPL Corp.	24,285	715,679
Public Service Enterprise Group, Inc.	41,516	1,630,749
SCANA Corp.	25,585	1,295,880
TECO Energy, Inc.	8,547	150,940
WEC Energy Group Inc	11,476	516,080
Westar Energy, Inc.	4,807	164,496
Xcel Energy, Inc.	18,426	592,949
		18,103,040
Electric-Transmission — 0.0%
ITC Holdings Corp.	3,560	114,561
Electronic Components-Misc. — 0.1%
Garmin, Ltd.	4,306	189,163
Gentex Corp.	5,347	87,798
Jabil Circuit, Inc.	5,733	122,055
		399,016
Electronic Components-Semiconductors — 1.4%
Altera Corp.	7,541	386,099
Avago Technologies, Ltd.	2,990	397,461
Cree, Inc.†	3,966	103,235
Freescale Semiconductor, Ltd.†	12,279	490,792
Microchip Technology, Inc.	38,825	1,841,275
NVIDIA Corp.	38,974	783,767
ON Semiconductor Corp.†	1,201	14,040
Xilinx, Inc.	26,116	1,153,282
		5,169,951
Electronic Design Automation — 0.1%
Synopsys, Inc.†	5,226	264,697
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	29,990	1,157,014
FLIR Systems, Inc.	1,879	57,911
Keysight Technologies, Inc.†	22,424	699,405
National Instruments Corp.	3,188	93,918
Trimble Navigation, Ltd.†	8,931	209,521
		2,217,769
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	3,478	194,072

3

Avnet, Inc.	4,937	202,960
		397,032
Electronic Security Devices — 0.6%
Tyco International PLC	54,626	2,102,008
Electronics-Military — 0.3%
L-3 Communications Holdings, Inc.	10,885	1,234,141
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	2,746	129,007
SunEdison, Inc.†	792	23,689
TerraForm Power, Inc., Class A	1,762	66,921
		219,617
Engineering/R&D Services — 0.5%
AECOM†	4,745	156,965
Fluor Corp.	5,328	282,437
Jacobs Engineering Group, Inc.†	30,438	1,236,392
KBR, Inc.	5,244	102,153
		1,777,947
Enterprise Software/Service — 0.2%
CA, Inc.	11,480	336,249
MedAssets, Inc.†	13,730	302,884
		639,133
Entertainment Software — 0.1%
Activision Blizzard, Inc.	18,341	444,036
Zynga, Inc., Class A†	27,926	79,868
		523,904
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	496	17,757
Finance-Auto Loans — 0.1%
Ally Financial, Inc.†	16,207	363,523
Finance-Consumer Loans — 1.2%
Navient Corp.	132,811	2,418,488
Santander Consumer USA Holdings, Inc.†	3,048	77,937
SLM Corp.†	144,948	1,430,637
Springleaf Holdings, Inc.†	1,894	86,954
Synchrony Financial†	4,669	153,750
		4,167,766
Finance-Credit Card — 0.3%
Discover Financial Services	20,392	1,174,987
Finance-Investment Banker/Broker — 1.1%
E*TRADE Financial Corp.†	10,538	315,613
Interactive Brokers Group, Inc., Class A	1,911	79,421
Raymond James Financial, Inc.	46,155	2,749,915
TD Ameritrade Holding Corp.	18,177	669,277
		3,814,226
Finance-Leasing Companies — 0.0%
Air Lease Corp.	3,531	119,701
Finance-Mortgage Loan/Banker — 0.1%
CoreLogic, Inc.†	1,807	71,720
FNF Group	10,194	377,076
		448,796
Finance-Other Services — 0.6%
Intercontinental Exchange, Inc.	2,606	582,727
NASDAQ OMX Group, Inc.	34,548	1,686,288
		2,269,015
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	5,485	131,585
Food-Baking — 0.2%
Flowers Foods, Inc.	26,541	561,342
Food-Confectionery — 0.4%
J.M. Smucker Co.	11,548	1,251,919
Food-Meat Products — 0.7%
Tyson Foods, Inc., Class A	57,201	2,438,479
Food-Misc./Diversified — 1.9%
Campbell Soup Co.	2,601	123,938
ConAgra Foods, Inc.	52,532	2,296,699
Ingredion, Inc.	13,754	1,097,707
Kellogg Co.	12,508	784,251
McCormick & Co., Inc.	9,419	762,468
Pinnacle Foods, Inc.	28,497	1,297,753
Snyder’s-Lance, Inc.	15,889	512,738
		6,875,554
Food-Retail — 0.6%
Empire Co., Ltd., Class A	7,230	509,226
Safeway Casa Ley CVR†(1)(2)	7,948	8,066
Safeway PDC LLC CVR†(1)(2)	7,948	388
Whole Foods Market, Inc.	39,238	1,547,547
		2,065,227
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	14,849	536,049
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC†	1,119	19,873
Garden Products — 0.0%
Scotts Miracle-Gro Co., Class A	167	9,888
Gas-Distribution — 1.6%
AGL Resources, Inc.	4,360	203,002
Atmos Energy Corp.	3,672	188,300
CenterPoint Energy, Inc.	15,638	297,591
National Fuel Gas Co.	3,069	180,733
NiSource, Inc.	31,292	1,426,602
Questar Corp.	6,387	133,552
Sempra Energy	31,247	3,091,578
UGI Corp.	6,270	216,002
Vectren Corp.	3,004	115,594
		5,852,954
Gold Mining — 0.2%
Newmont Mining Corp.	18,169	424,428
Royal Gold, Inc.	2,231	137,407
		561,835
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc.†	691	37,134

4

Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	44,564	1,832,026
Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	1,238	70,182
Starwood Hotels & Resorts Worldwide, Inc.	3,720	301,655
		371,837
Housewares — 0.0%
Tupperware Brands Corp.	98	6,325
Human Resources — 0.1%
ManpowerGroup, Inc.	2,843	254,107
Independent Power Producers — 0.8%
Calpine Corp.†	11,965	215,250
Dynegy, Inc.†	14,043	410,758
NRG Energy, Inc.	94,121	2,153,489
		2,779,497
Industrial Gases — 0.1%
Airgas, Inc.	1,914	202,463
Instruments-Scientific — 0.4%
PerkinElmer, Inc.	28,060	1,477,078
Insurance Brokers — 0.7%
Arthur J. Gallagher & Co.	49,003	2,317,842
Brown & Brown, Inc.	4,211	138,373
		2,456,215
Insurance-Life/Health — 2.3%
Lincoln National Corp.	68,414	4,051,477
Principal Financial Group, Inc.	35,139	1,802,279
StanCorp Financial Group, Inc.	1,534	115,986
Symetra Financial Corp.	33,643	813,151
Torchmark Corp.	4,584	266,881
Unum Group	36,804	1,315,743
		8,365,517
Insurance-Multi-line — 2.3%
American Financial Group, Inc.	2,507	163,055
American National Insurance Co.	263	26,910
Assurant, Inc.	2,469	165,423
Cincinnati Financial Corp.	5,974	299,775
CNA Financial Corp.	978	37,369
Genworth Financial, Inc., Class A†	118,436	896,561
Hartford Financial Services Group, Inc.	39,569	1,644,883
Loews Corp.	11,316	435,779
Old Republic International Corp.	9,493	148,376
Voya Financial, Inc.	34,818	1,617,993
XL Group PLC	72,668	2,703,250
		8,139,374
Insurance-Property/Casualty — 1.2%
Alleghany Corp.†	582	272,818
AmTrust Financial Services, Inc.	1,317	86,277
Arch Capital Group, Ltd.†	4,508	301,856
Hanover Insurance Group, Inc.	9,719	719,498
HCC Insurance Holdings, Inc.	3,479	267,326
Markel Corp.†	455	364,309
Mercury General Corp.	984	54,760
ProAssurance Corp.	2,000	92,420
Progressive Corp.	21,327	593,530
Third Point Reinsurance, Ltd.†	32,658	481,706
White Mountains Insurance Group, Ltd.	218	142,777
WR Berkley Corp.	15,426	801,072
		4,178,349
Insurance-Reinsurance — 1.6%
Allied World Assurance Co. Holdings AG(3)	3,469	149,930
Aspen Insurance Holdings, Ltd.	2,240	107,296
Axis Capital Holdings, Ltd.	3,669	195,815
Endurance Specialty Holdings, Ltd.	1,642	107,879
Everest Re Group, Ltd.	15,357	2,795,128
PartnerRe, Ltd.	1,735	222,948
Reinsurance Group of America, Inc.	2,406	228,257
RenaissanceRe Holdings, Ltd.	1,674	169,928
Validus Holdings, Ltd.	44,552	1,959,842
		5,937,023
Internet Content-Entertainment — 0.2%
Pandora Media, Inc.†	42,077	653,877
Internet Incubators — 0.0%
HomeAway, Inc.†	2,343	72,914
Internet Security — 0.3%
Symantec Corp.	49,969	1,161,779
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	3,239	708,046
Ameriprise Financial, Inc.	1,101	137,548
Invesco, Ltd.	21,919	821,743
Legg Mason, Inc.	2,389	123,105
Waddell & Reed Financial, Inc., Class A	190	8,989
		1,799,431
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	2,882	98,334
Lincoln Electric Holdings, Inc.	217	13,213
		111,547
Machinery-Construction & Mining — 0.6%
Joy Global, Inc.	12,179	440,880
Oshkosh Corp.	13,858	587,302
Terex Corp.	48,925	1,137,506
		2,165,688
Machinery-Electrical — 0.2%
Regal-Beloit Corp.	9,693	703,615
Machinery-Farming — 0.0%
AGCO Corp.	2,757	156,542
Machinery-General Industrial — 0.2%
Babcock & Wilcox Co.†	3,115	102,172
IDEX Corp.	249	19,567
Manitowoc Co., Inc.	4,949	97,000
Roper Technologies, Inc.	2,254	388,725
		607,464
Machinery-Pumps — 0.1%
Flowserve Corp.	2,610	137,443
Xylem, Inc.	6,593	244,402
		381,845

5

Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	56,559	773,727
IMS Health Holdings, Inc.†	21,227	650,608
		1,424,335
Medical Instruments — 0.6%
Bio-Techne Corp.	793	78,087
Boston Scientific Corp.†	44,932	795,296
St. Jude Medical, Inc.	17,754	1,297,285
		2,170,668
Medical Labs & Testing Services — 0.9%
Laboratory Corp. of America Holdings†	15,506	1,879,637
Quest Diagnostics, Inc.	17,449	1,265,402
		3,145,039
Medical Products — 1.3%
Cooper Cos., Inc.	3,824	680,557
Hill-Rom Holdings, Inc.	167	9,073
Teleflex, Inc.	8,102	1,097,416
Zimmer Holdings, Inc.(2)(4)	28,021	3,060,734
		4,847,780
Medical Sterilization Products — 0.1%
STERIS Corp.	7,488	482,527
Medical-Biomedical/Gene — 0.2%
Alnylam Pharmaceuticals, Inc.†	491	58,856
AMAG Pharmaceuticals, Inc.†	5,589	385,977
Bio-Rad Laboratories, Inc., Class A†	751	113,108
		557,941
Medical-Drugs — 1.1%
Alkermes PLC†	929	59,772
Endo International PLC†	43,171	3,438,570
Mallinckrodt PLC†	2,577	303,365
Quintiles Transnational Holdings, Inc.†	153	11,109
		3,812,816
Medical-Generic Drugs — 0.8%
Hospira, Inc.†	1,382	122,597
Impax Laboratories, Inc.†	12,243	562,199
Mylan NV†	21,553	1,462,587
Perrigo Co. PLC	4,333	800,868
		2,948,251
Medical-HMO — 0.4%
Cigna Corp.	6,804	1,102,248
Health Net, Inc.†	2,341	150,105
		1,252,353
Medical-Hospitals — 0.5%
Community Health Systems, Inc.†	4,290	270,141
LifePoint Health, Inc.†	1,453	126,338
Universal Health Services, Inc., Class B	8,697	1,235,844
		1,632,323
Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.	8,249	690,029
Owens & Minor, Inc.	10,642	361,828
		1,051,857
Metal Processors & Fabrication — 0.0%
Timken Co.	2,824	103,274
Metal-Aluminum — 0.1%
Alcoa, Inc.	44,433	495,428
Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	37,805	703,929
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,855	118,293
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,810	71,821
Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	17,390	979,926
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,684	79,367
Multimedia — 0.2%
Quebecor, Inc., Class B	21,569	539,139
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	8,813	345,205
Waste Connections, Inc.	4,502	212,134
		557,339
Office Automation & Equipment — 0.7%
Pitney Bowes, Inc.	4,494	93,520
Xerox Corp.	220,246	2,343,418
		2,436,938
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	232	14,138
Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	2,334	60,241
Ensco PLC, Class A	8,516	189,651
Helmerich & Payne, Inc.	3,505	246,822
Nabors Industries, Ltd.	12,008	173,275
Noble Corp. PLC	8,795	135,355
Patterson-UTI Energy, Inc.	5,337	100,416
Rowan Cos. PLC, Class A	4,535	95,734
Seadrill, Ltd.	13,582	140,438
		1,141,932
Oil Companies-Exploration & Production — 4.9%
Antero Resources Corp.†	2,534	87,018
California Resources Corp.	11,430	69,037
Chesapeake Energy Corp.	21,324	238,189
Cimarex Energy Co.	8,971	989,591
Cobalt International Energy, Inc.†	13,329	129,425
Concho Resources, Inc.†	12,580	1,432,359
Continental Resources, Inc.†	2,091	88,638
Denbury Resources, Inc.	12,974	82,515
Devon Energy Corp.	36,107	2,148,005
Diamondback Energy, Inc.†	2,290	172,620
Energen Corp.	14,918	1,018,899
EP Energy Corp.†	1,237	15,747
EQT Corp.	14,633	1,190,248
Gulfport Energy Corp.†	3,513	141,398
Hess Corp.	23,247	1,554,759
Kosmos Energy, Ltd.†	5,731	48,312
Laredo Petroleum, Inc.†	4,476	56,308
Memorial Resource Development Corp.†	28,285	536,567
Newfield Exploration Co.†	5,918	213,758

6

Noble Energy, Inc.	25,980	1,108,826
PDC Energy, Inc.†	9,717	521,220
Pioneer Natural Resources Co.	14,913	2,068,284
QEP Resources, Inc.	6,422	118,871
Range Resources Corp.	5,740	283,441
Rice Energy, Inc.†	2,650	55,200
SM Energy Co.	13,693	631,521
Southwestern Energy Co.†	95,165	2,163,101
Whiting Petroleum Corp.†	7,420	249,312
WPX Energy, Inc.†	7,442	91,388
		17,504,557
Oil Companies-Integrated — 0.3%
Marathon Oil Corp.	24,534	651,133
Murphy Oil Corp.	6,469	268,916
		920,049
Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	42,270	2,213,680
Dril-Quip, Inc.†	1,416	106,554
FMC Technologies, Inc.†	2,929	121,524
Forum Energy Technologies, Inc.†	24,567	498,219
National Oilwell Varco, Inc.	14,099	680,700
		3,620,677
Oil Refining & Marketing — 0.6%
Cheniere Energy, Inc.†	8,599	595,567
CVR Energy, Inc.	372	14,002
HollyFrontier Corp.	19,996	853,629
Murphy USA, Inc.†	1,545	86,242
PBF Energy, Inc., Class A	3,127	88,869
Tesoro Corp.	4,295	362,541
		2,000,850
Oil-Field Services — 0.6%
Frank’s International NV	22,879	431,040
NOW, Inc.†	3,896	77,569
Oceaneering International, Inc.	2,961	137,953
RPC, Inc.	1,828	25,281
Superior Energy Services, Inc.	5,469	115,068
Targa Resources Corp.	1,043	93,057
Weatherford International PLC†	74,219	910,667
Weatherford International, Ltd.†	28,162	345,548
		2,136,183
Paper & Related Products — 0.0%
Domtar Corp.	2,316	95,883
International Paper Co.	765	36,406
		132,289
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	9,536	369,425
Pharmacy Services — 0.1%
Catamaran Corp.†	3,281	200,403
Omnicare, Inc.	2,328	219,414
		419,817
Physicians Practice Management — 0.3%
Envision Healthcare Holdings, Inc.†	24,454	965,444
MEDNAX, Inc.†	1,438	106,570
		1,072,014
Pipelines — 0.3%
ONEOK, Inc.	4,174	164,789
Plains GP Holdings LP	16,901	436,722
Spectra Energy Corp.	13,511	440,459
		1,041,970
Poultry — 0.0%
Pilgrim’s Pride Corp.	2,071	47,571
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,825	197,611
SunPower Corp.†	1,839	52,246
		249,857
Precious Metals — 0.0%
Tahoe Resources, Inc.	5,082	61,645
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	3,602	62,783
Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	18,011	453,877
John Wiley & Sons, Inc., Class A	1,683	91,505
		545,382
Publishing-Newspapers — 0.1%
Gannett Co., Inc.†	4,123	57,680
News Corp., Class A†	13,942	203,414
News Corp., Class B†	4,395	62,585
		323,679
Publishing-Periodicals — 0.3%
Nielsen NV	22,356	1,000,878
Real Estate Investment Trusts — 8.1%
Alexandria Real Estate Equities, Inc.	2,619	229,058
American Campus Communities, Inc.	4,082	153,851
American Capital Agency Corp.	12,824	235,577
American Homes 4 Rent, Class A	6,022	96,593
American Realty Capital Properties, Inc.	32,903	267,501
Annaly Capital Management, Inc.	68,114	625,968
Apartment Investment & Management Co., Class A	5,681	209,799
Apple Hospitality REIT, Inc.	6,765	127,656
AvalonBay Communities, Inc.	4,805	768,175
BioMed Realty Trust, Inc.	7,400	143,116
Boston Properties, Inc.	485	58,704
Brandywine Realty Trust	6,538	86,825
Brixmor Property Group, Inc.	81,183	1,877,763
Camden Property Trust	3,157	234,502
CBL & Associates Properties, Inc.	6,070	98,334
Chimera Investment Corp.	7,473	102,455
Columbia Property Trust, Inc.	3,992	98,004
Communications Sales & Leasing, Inc.	4,385	108,397
Corporate Office Properties Trust	31,374	738,544
Corrections Corp. of America	4,254	140,722
DDR Corp.	131,462	2,032,402
Digital Realty Trust, Inc.	2,103	140,228
Douglas Emmett, Inc.	5,302	142,836
Duke Realty Corp.	12,542	232,905
Empire State Realty Trust, Inc., Class A	2,142	36,543

7

EPR Properties	13,802	756,074
Equity Commonwealth†	4,715	121,034
Equity LifeStyle Properties, Inc.	10,173	534,896
Essex Property Trust, Inc.	2,376	504,900
General Growth Properties, Inc.	20,975	538,218
HCP, Inc.	16,782	612,040
Health Care REIT, Inc.	6,997	459,213
Healthcare Trust of America, Inc., Class A	4,105	98,315
Home Properties, Inc.	2,105	153,770
Hospitality Properties Trust	5,451	157,098
Host Hotels & Resorts, Inc.	27,541	546,138
Iron Mountain, Inc.	4,653	144,243
Kilroy Realty Corp.	3,201	214,947
Kimco Realty Corp.	15,003	338,168
Liberty Property Trust	5,433	175,051
Macerich Co.	5,753	429,174
Medical Properties Trust, Inc.	68,449	897,366
MFA Financial, Inc.	13,464	99,499
Mid-America Apartment Communities, Inc.	26,323	1,916,578
National Retail Properties, Inc.	4,871	170,534
NorthStar Realty Finance Corp.	12,608	200,467
Omega Healthcare Investors, Inc.	4,835	165,986
Outfront Media, Inc.	4,995	126,074
Paramount Group, Inc.	6,492	111,403
Piedmont Office Realty Trust, Inc., Class A	5,612	98,715
Plum Creek Timber Co., Inc.	20,644	837,527
Post Properties, Inc.	1,316	71,551
Prologis, Inc.	62,910	2,333,961
Rayonier, Inc.	4,612	117,837
Realty Income Corp.	8,453	375,229
Regency Centers Corp.	3,429	202,242
Retail Properties of America, Inc., Class A	8,622	120,104
RLJ Lodging Trust	41,272	1,229,080
Senior Housing Properties Trust	8,543	149,930
SL Green Realty Corp.	3,620	397,802
Spirit Realty Capital, Inc.	16,046	155,165
Starwood Property Trust, Inc.	75,539	1,629,376
Taubman Centers, Inc.	1,413	98,203
Two Harbors Investment Corp.	13,325	129,785
UDR, Inc.	9,414	301,530
Ventas, Inc.	12,027	746,756
Vornado Realty Trust	6,844	649,701
Weingarten Realty Investors	4,504	147,236
Weyerhaeuser Co.	17,201	541,831
WP Carey, Inc.	3,793	223,559
WP GLIMCHER, Inc.	6,735	91,125
		29,105,889
Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	444	75,924
Realogy Holdings Corp.†	20,897	976,308
		1,052,232
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	7,939	175,452
Howard Hughes Corp.†	860	123,444
		298,896
Recreational Vehicles — 0.0%
Brunswick Corp.	886	45,062
Rental Auto/Equipment — 0.5%
Aaron’s, Inc.	2,007	72,674
Hertz Global Holdings, Inc.†	89,095	1,614,401
		1,687,075
Retail-Apparel/Shoe — 1.2%
Coach, Inc.	8,637	298,927
DSW, Inc., Class A	2,506	83,625
Foot Locker, Inc.	686	45,969
Gap, Inc.	60,365	2,304,132
Kate Spade & Co.†	23,364	503,260
PVH Corp.	10,540	1,214,208
		4,450,121
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	1,492	995,015
Retail-Automobile — 0.0%
Penske Automotive Group, Inc.	967	50,390
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	10,872	749,951
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp., Class A†	25,608	710,622
MSC Industrial Direct Co., Inc., Class A	1,199	83,654
		794,276
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,895	167,329
Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	45,031	1,468,461
Retail-Discount — 0.0%
Family Dollar Stores, Inc.	222	17,496
Retail-Drug Store — 0.2%
Rite Aid Corp.†	78,539	655,801
Retail-Jewelry — 0.0%
Tiffany & Co.	1,010	92,718
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	11,091	93,941
Sears Holdings Corp.†	431	11,507
		105,448
Retail-Misc./Diversified — 0.3%
CST Brands, Inc.	489	19,100
Sally Beauty Holdings, Inc.†	29,338	926,494
		945,594
Retail-Office Supplies — 0.5%
Office Depot, Inc.†	16,376	141,816
Staples, Inc.	116,529	1,784,059
		1,925,875
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	2,149	103,045

8

Retail-Regional Department Stores — 0.4%
Dillard’s, Inc., Class A	764	80,365
Kohl’s Corp.	18,777	1,175,628
Macy’s, Inc.	3,464	233,716
		1,489,709
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	3,663	260,366
DineEquity, Inc.	5,577	552,625
Wendy’s Co.	9,896	111,627
		924,618
Retail-Sporting Goods — 0.3%
Cabela’s, Inc.†	1,661	83,017
Dick’s Sporting Goods, Inc.	1,040	53,841
Vista Outdoor, Inc.†	20,348	913,625
		1,050,483
Retail-Vitamins & Nutrition Supplements — 0.2%
GNC Holdings, Inc., Class A	15,141	673,472
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	5,248	182,106
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	9,811	295,802
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,603	78,034
Savings & Loans/Thrifts — 0.2%
First Niagara Financial Group, Inc.	12,906	121,833
Hudson City Bancorp, Inc.	19,248	190,170
New York Community Bancorp, Inc.	16,149	296,819
People’s United Financial, Inc.	11,236	182,135
TFS Financial Corp.	2,399	40,351
		831,308
Schools — 0.0%
Graham Holdings Co., Class B	127	136,531
Security Services — 0.1%
ADT Corp.	6,227	209,040
Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	14,826	951,607
Atmel Corp.	102,110	1,006,294
Cypress Semiconductor Corp.	12,065	141,884
Marvell Technology Group, Ltd.	16,467	217,117
Maxim Integrated Products, Inc.	46,361	1,602,932
		3,919,834
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	18,265	351,053
Lam Research Corp.	1,646	133,902
Teradyne, Inc.	7,798	150,424
		635,379
Software Tools — 0.4%
VMware, Inc., Class A†	17,638	1,512,282
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	810	96,285
Steel-Producers — 0.6%
Nucor Corp.	11,600	511,212
Reliance Steel & Aluminum Co.	2,700	163,296
Steel Dynamics, Inc.	49,838	1,032,394
United States Steel Corp.	18,708	385,759
		2,092,661
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	3,970	119,894
Telecom Equipment-Fiber Optics — 0.2%
JDS Uniphase Corp.†	68,036	787,857
Telecom Services — 0.1%
Level 3 Communications, Inc.†	9,262	487,830
Telecommunication Equipment — 0.3%
ARRIS Group, Inc.†	4,118	126,011
CommScope Holding Co., Inc.†	2,131	65,017
Juniper Networks, Inc.	11,812	306,758
Nice Systems, Ltd. ADR	9,084	577,651
Zayo Group Holdings, Inc.†	704	18,107
		1,093,544
Telephone-Integrated — 0.4%
CenturyLink, Inc.	20,492	602,055
Frontier Communications Corp.	160,840	796,158
Telephone & Data Systems, Inc.	3,417	100,460
		1,498,673
Television — 0.4%
Liberty Media Corp., Class A†	3,800	136,952
Liberty Media Corp., Class C†	24,395	875,781
TEGNA, Inc.	8,246	264,449
Tribune Media Co., Class A	2,931	156,486
		1,433,668
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	4,545	867,640
Tools-Hand Held — 0.5%
Stanley Black & Decker, Inc.	16,963	1,785,186
Toys — 0.1%
Hasbro, Inc.	761	56,915
Mattel, Inc.	12,298	315,936
		372,851
Transactional Software — 0.0%
Black Knight Financial Services, Inc., Class A†	93	2,871
Transport-Equipment & Leasing — 0.0%
AMERCO	138	45,114
GATX Corp.	1,596	84,827
		129,941
Transport-Marine — 0.4%
Golar LNG, Ltd.	3,268	152,943
Kirby Corp.†	16,000	1,226,560
Teekay Corp.	1,038	44,447
		1,423,950
Transport-Rail — 0.4%
Genesee & Wyoming, Inc., Class A†	1,177	89,664
Kansas City Southern	16,121	1,470,235
		1,559,899

9

Transport-Services — 0.1%
Ryder System, Inc.	1,938	169,323
UTi Worldwide, Inc.†	25,695	256,693
		426,016
Veterinary Diagnostics — 0.0%
VCA, Inc.†	170	9,249
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.†	391	21,540
Mead Johnson Nutrition Co.	9,508	857,812
		879,352
Water — 0.1%
American Water Works Co., Inc.	6,542	318,137
Aqua America, Inc.	6,436	157,618
		475,755
Total Common Stocks (cost $328,195,885)		351,296,057
CONVERTIBLE PREFERRED SECURITIES — 0.2%
Telephone-Integrated — 0.2%
Frontier Communications Corp. Series A 11.13% (cost $720,000)	7,200	719,280
EXCHANGE-TRADED FUNDS — 1.2%
iShares Russell Midcap Value Index Fund (cost $4,256,079)	56,537	4,170,169
RIGHTS — 0.0%
Real Estate Investment Trusts — 0.0%
Seritage Growth Properties Expire 07/02/2015 Strike Price $29.58† (cost $770)	220	708
Total Long-Term Investment Securities (cost $333,172,734)		356,186,214

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
SSgA U.S. Government Money Market 0.01%(5) (cost $2,130,531)	2,130,531	2,130,531
REPURCHASE AGREEMENTS — 0.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2015, to be repurchased 07/01/2015 in the amount of $2,364,000 and collateralized by $2,195,000 of United States Treasury Notes, bearing interest at 3.63% due 08/15/2019 and having an approximate value of $2,416,392	$2,364,000	2,364,000
State Street Bank & Trust Co. Joint Repurchase Agreement(6)	536,000	536,000
Total Repurchase Agreements (cost $2,900,000)		2,900,000
TOTAL INVESTMENTS (cost $338,203,265)(7)	100.1%	361,216,745
Liabilities in excess of other assets	(0.1)	(316,623)
NET ASSETS	100.0%	$360,900,122

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $8,454 representing 0.0% of net assets.
(3)	Security represents an investment in an affiliated company; see Note 3.
(4)

Denotes a restricted security that:  (a) cannot be offered for public sale with out first being resgistered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction of public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1. Certain restricted transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2015, the Mid Cap Value Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
Zimmer Holdings, Inc.	05/02/2014	242	$23,684
	05/05/2014	841	82,455
	05/05/2014	327	31,859
	05/06/2014	764	76,449
	05/06/2014	3,852	385,169
	05/06/2014	30	2,972
	05/06/2014	1,124	112,996
	05/12/2014	273	27,505
	05/12/2014	545	55,065
	05/13/2014	389	39,387
	05/14/2014	393	39,823
	05/15/2014	779	78,361
	06/13/2014	103	10,896
	07/22/2014	176	18,065
	08/12/2014	172	16,593
	10/15/2014	3,256	314,904
	12/15/2014	165	18,275
	02/25/2015	214	25,863
	04/23/2015	1,063	126,051
		14,708	1,486,372	$1,606,555	$109.23	0.45%

(5)	The rate shown is the 7-day yield as of June 30, 2015.
(6)	See Notes 2 for details of Joint Repurchase Agreements.
(7)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipts
CVR	— Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2015	Unrealized Appreciation (Depreciation)
4	Long	S&P Midcap 400 E-Mini Index	September 2015	$610,387	$599,240	$(11,147)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Food-Retail	$2,056,773	$—	$8,454	$2,065,227
Other Industries	349,230,830	—	—	349,230,830
Convertible Preferred Securities	719,280	—	—	719,280
Exchange-Traded Funds	4,170,169	—	—	4,170,169
Rights	708	—	—	708
Short-Term Investment Securities	2,130,531	—	—	2,130,531
Repurchase Agreements	—	2,900,000	—	2,900,000
Total Investments at Value	$358,308,291	$2,900,000	$8,454	$361,216,745

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$11,147	$—	$—	$11,147

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the

Portfolio.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST SMALL CAP PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.1%
Advertising Services — 0.1%
Marchex, Inc., Class B	33,300	$164,835
Sizmek, Inc.†	2,631	18,680
		183,515
Aerospace/Defense — 0.1%
Aerovironment, Inc.†	2,447	63,818
Cubic Corp.	2,656	126,372
National Presto Industries, Inc.	600	48,192
		238,382
Aerospace/Defense-Equipment — 1.4%
AAR Corp.	33,920	1,081,030
Aerojet Rocketdyne Holdings, Inc.†	7,648	157,625
Curtiss-Wright Corp.	5,801	420,224
Kaman Corp.	3,321	139,283
Moog, Inc., Class A†	8,623	609,474
Triumph Group, Inc.	19,550	1,290,105
		3,697,741
Agricultural Chemicals — 0.2%
Intrepid Potash, Inc.†	34,216	408,539
Agricultural Operations — 0.1%
Andersons, Inc.	3,257	127,023
Airlines — 0.4%
Alaska Air Group, Inc.	8,500	547,655
Allegiant Travel Co.	1,641	291,901
Hawaiian Holdings, Inc.†	6,674	158,508
Republic Airways Holdings, Inc.†	6,200	56,916
SkyWest, Inc.	6,303	94,797
		1,149,777
Apparel Manufacturers — 0.2%
G-III Apparel Group, Ltd.†	4,664	328,112
Oxford Industries, Inc.	1,779	155,574
		483,686
Appliances — 0.0%
iRobot Corp.†	3,626	115,597
Applications Software — 0.3%
Appfolio, Inc.†	3,100	43,710
Dealertrack Technologies, Inc.†	5,484	344,340
Ebix, Inc.	3,414	111,330
Epiq Systems, Inc.	3,911	66,018
Progress Software Corp.†	6,172	169,730
Tangoe, Inc.†	4,472	56,258
		791,386
Athletic Equipment — 0.1%
Nautilus, Inc.†	9,800	210,798
Auction Houses/Art Dealers — 0.1%
Sotheby’s	6,560	296,774
Audio/Video Products — 0.1%
Daktronics, Inc.	4,789	56,798
DTS, Inc.†	2,158	65,797
Universal Electronics, Inc.†	1,935	96,440
VOXX International Corp.†	14,517	120,201
		339,236
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	3,883	241,367
Auto/Truck Parts & Equipment-Original — 0.8%
American Axle & Manufacturing Holdings, Inc.†	2,400	50,184
Dana Holding Corp.	47,000	967,260
Gentherm, Inc.†	4,380	240,506
Superior Industries International, Inc.	33,228	608,405
Titan International, Inc.	6,560	70,454
Tower International, Inc.†	8,900	231,845
		2,168,654
Auto/Truck Parts & Equipment-Replacement — 0.3%
Dorman Products, Inc.†	3,746	178,535
Douglas Dynamics, Inc.	26,500	569,220
Standard Motor Products, Inc.	2,552	89,626
		837,381
Banks-Commercial — 11.7%
1st Source Corp.	3,300	112,596
BancFirst Corp.	5,800	379,610
BancorpSouth, Inc.	13,900	358,064
BankUnited, Inc.	59,590	2,141,069
Banner Corp.	5,654	270,996
BBCN Bancorp, Inc.	14,304	211,556
Capital Bank Financial Corp., Class A†	14,300	415,701
Cardinal Financial Corp.	3,923	85,482
Cathay General Bancorp Class B	5,500	178,475
Central Pacific Financial Corp.	34,731	824,861
Chemical Financial Corp.	2,100	69,426
Citizens & Northern Corp.	1,400	28,770
City Holding Co.	5,356	263,783
CoBiz Financial, Inc.	3,900	50,973
Columbia Banking System, Inc.	6,545	212,974
Community Bank System, Inc.	4,973	187,830
CVB Financial Corp.	35,195	619,784
East West Bancorp, Inc.	355	15,911
First BanCorp†	12,780	61,600
First Commonwealth Financial Corp.	48,251	462,727
First Financial Bancorp	8,324	149,333
First Financial Bankshares, Inc.	7,824	271,023
First Interstate BancSystem, Inc.	2,400	66,576
First Midwest Bancorp, Inc.	9,510	180,405
First Republic Bank	25,960	1,636,259
FirstMerit Corp.	133,590	2,782,680
FNB Corp.	29,852	427,481
Glacier Bancorp, Inc.	9,213	271,046
Guaranty Bancorp	2,300	37,973
Hanmi Financial Corp.	3,914	97,224
Home BancShares, Inc.	7,172	262,208
Independent Bank Corp.	3,218	150,892
LegacyTexas Financial Group, Inc.	4,417	133,393
MainSource Financial Group, Inc.	2,200	48,290
MB Financial, Inc.	7,868	270,974
National Penn Bancshares, Inc.	20,990	236,767
NBT Bancorp, Inc.	5,373	140,611
OFG Bancorp	20,537	219,130
Old National Bancorp	12,985	187,763
PacWest Bancorp	3,700	173,012
Pinnacle Financial Partners, Inc.	4,070	221,286
PrivateBancorp, Inc.	8,630	343,647
S&T Bancorp, Inc.	3,480	102,973
Sierra Bancorp	1,600	27,696
Signature Bank†	15,470	2,264,653

1

Simmons First National Corp., Class A	5,793	270,417
Southside Bancshares, Inc.	3,778	110,431
Southwest Bancorp, Inc.	3,900	72,579
Suffolk Bancorp	7,302	187,369
Susquehanna Bancshares, Inc.	30,139	425,563
SVB Financial Group†	20,010	2,881,040
Talmer Bancorp, Inc., Class A	7,096	118,858
TCF Financial Corp.	14,000	232,540
Texas Capital Bancshares, Inc.†	5,584	347,548
Tompkins Financial Corp.	28,015	1,504,966
TrustCo Bank Corp. NY	11,595	81,513
UMB Financial Corp.	7,078	403,588
Union Bankshares Corp.	21,463	498,800
United Bankshares, Inc.	7,794	313,553
United Community Banks, Inc.	5,519	115,181
Webster Financial Corp.	1,300	51,415
West Bancorporation, Inc.	6,200	123,008
Westamerica Bancorporation	22,417	1,135,421
Wilshire Bancorp, Inc.	21,812	275,486
Wintrust Financial Corp.	63,684	3,399,452
		30,204,211
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	10,131	135,857
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	8,050	215,257
Batteries/Battery Systems — 0.1%
EnerSys	5,423	381,183
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	4,900	274,400
Building & Construction Products-Misc. — 0.4%
Drew Industries, Inc.	2,944	170,811
Gibraltar Industries, Inc.†	34,500	702,765
Quanex Building Products Corp.	4,132	88,549
Simpson Manufacturing Co., Inc.	5,118	174,012
		1,136,137
Building & Construction-Misc. — 0.2%
Aegion Corp.†	4,571	86,575
Comfort Systems USA, Inc.	4,561	104,675
Dycom Industries, Inc.†	4,157	244,639
		435,889
Building Products-Air & Heating — 0.0%
AAON, Inc.	5,085	114,514
Building Products-Cement — 0.1%
Headwaters, Inc.†	8,996	163,907
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	3,561	187,451
Griffon Corp.	4,981	79,298
PGT, Inc.†	5,826	84,535
		351,284
Building Products-Wood — 0.3%
Boise Cascade Co.†	14,552	533,768
Universal Forest Products, Inc.	2,438	126,849
		660,617
Building-Heavy Construction — 0.1%
Orion Marine Group, Inc.†	3,366	24,302
Tutor Perini Corp.†	13,420	289,604
		313,906
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	6,400	210,368
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	3,285	77,493
Building-Residential/Commercial — 0.7%
M/I Homes, Inc.†	2,991	73,788
Meritage Homes Corp.†	4,591	216,190
Ryland Group, Inc.	14,707	681,964
Standard Pacific Corp.†	18,139	161,618
WCI Communities, Inc.†	30,780	750,724
		1,884,284
Casino Hotels — 0.1%
Boyd Gaming Corp.†	9,693	144,910
Monarch Casino & Resort, Inc.†	1,233	25,351
		170,261
Casino Services — 0.0%
Scientific Games Corp., Class A†	6,072	94,359
Chemicals-Diversified — 0.5%
Aceto Corp.	3,338	82,215
Innophos Holdings, Inc.	2,550	134,232
Koppers Holdings, Inc.	38,595	954,068
		1,170,515
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	5,225	84,959
Chemicals-Other — 0.0%
American Vanguard Corp.	3,090	42,642
Chemicals-Plastics — 0.2%
A. Schulman, Inc.	3,592	157,042
PolyOne Corp.	9,330	365,456
		522,498
Chemicals-Specialty — 1.2%
Balchem Corp.	3,792	211,290
Calgon Carbon Corp.	6,429	124,594
H.B. Fuller Co.	6,160	250,219
Hawkins, Inc.	1,152	46,529
Kraton Performance Polymers, Inc.†	45,022	1,075,126
Minerals Technologies, Inc.	9,500	647,235
OM Group, Inc.	10,502	352,867
Quaker Chemical Corp.	1,626	144,454
Stepan Co.	2,337	126,455
Univar Inc†	6,300	163,989
		3,142,758
Circuit Boards — 0.6%
Park Electrochemical Corp.	82,772	1,585,912
TTM Technologies, Inc.†	7,681	76,733
		1,662,645

2

Coal — 0.2%
Arch Coal, Inc.†	25,941	8,820
Cloud Peak Energy, Inc.†	65,275	304,181
SunCoke Energy, Inc.	16,157	210,041
		523,042
Commercial Services — 0.3%
Healthcare Services Group, Inc.	8,720	288,196
HMS Holdings Corp.†	15,700	269,569
Medifast, Inc.†	2,175	70,296
Nutrisystem, Inc.	3,574	88,921
		716,982
Commercial Services-Finance — 0.4%
Cardtronics, Inc.†	5,474	202,812
EVERTEC, Inc.	2,100	44,604
Green Dot Corp., Class A†	4,924	94,147
Heartland Payment Systems, Inc.	8,364	452,074
MoneyGram International, Inc.†	7,200	66,168
Vantiv, Inc., Class A†	3,100	118,389
		978,194
Communications Software — 0.5%
Digi International, Inc.†	142,371	1,359,643
Computer Aided Design — 0.5%
Aspen Technology, Inc.†	28,000	1,275,400
Computer Data Security — 0.0%
Qualys, Inc.†	1,400	56,490
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	4,883	117,729
Computer Services — 1.3%
CACI International, Inc., Class A†	2,949	238,545
Ciber, Inc.†	8,655	29,860
Convergys Corp.	14,700	374,703
Engility Holdings, Inc.	2,549	64,133
ExlService Holdings, Inc.†	3,889	134,482
IGATE Corp.†	4,344	207,165
Insight Enterprises, Inc.†	11,428	341,811
LivePerson, Inc.†	6,333	62,127
Manhattan Associates, Inc.†	6,600	393,690
Science Applications International Corp.	11,500	607,775
Sykes Enterprises, Inc.†	4,754	115,284
TeleTech Holdings, Inc.	2,127	57,599
Unisys Corp.†	33,400	667,666
Virtusa Corp.†	3,291	169,157
		3,463,997
Computer Software — 0.5%
AVG Technologies NV†	37,500	1,020,375
Blackbaud, Inc.	5,717	325,583
		1,345,958
Computers-Integrated Systems — 0.2%
Agilysys, Inc.†	1,805	16,570
Mercury Systems, Inc.†	3,963	58,018
MTS Systems Corp.	1,818	125,351
NetScout Systems, Inc.†	4,525	165,932
Super Micro Computer, Inc.†	4,382	129,620
		495,491
Computers-Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	5,719	248,834
Synaptics, Inc.†	4,493	389,700
		638,534
Consulting Services — 0.1%
CRA International, Inc.†	3,700	103,119
Forrester Research, Inc.	1,319	47,510
Navigant Consulting, Inc.†	5,884	87,495
		238,124
Consumer Products-Misc. — 0.3%
Central Garden & Pet Co., Class A†	5,118	58,396
CSS Industries, Inc.	4,200	127,050
Helen of Troy, Ltd.†	3,267	318,500
WD-40 Co.	1,670	145,557
		649,503
Containers-Paper/Plastic — 0.4%
Graphic Packaging Holding Co.	53,300	742,469
KapStone Paper and Packaging Corp.	10,333	238,899
		981,368
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	3,179	107,863
Data Processing/Management — 0.2%
CSG Systems International, Inc.	3,995	126,482
Fair Isaac Corp.	5,000	453,900
		580,382
Decision Support Software — 0.1%
Castlight Health, Inc., Class B†	25,200	205,128
Interactive Intelligence Group, Inc.†	2,103	93,520
		298,648
Diagnostic Equipment — 0.1%
Affymetrix, Inc.†	13,432	146,677
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	5,088	94,840
Direct Marketing — 0.0%
Harte-Hanks, Inc.	5,218	31,099
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,694	162,048
Merit Medical Systems, Inc.†	5,371	115,691
		277,739
Distribution/Wholesale — 0.6%
Essendant, Inc.	24,677	968,572
Pool Corp.	5,321	373,428
ScanSource, Inc.†	3,491	132,867
		1,474,867
Diversified Manufacturing Operations — 1.0%
Actuant Corp., Class A	7,265	167,749
AZZ, Inc.	3,143	162,807
Barnes Group, Inc.	6,015	234,525
Blount International, Inc.†	2,900	31,668
EnPro Industries, Inc.	2,784	159,300
Fabrinet†	3,630	67,990

3

Federal Signal Corp.	7,627	113,719
Harsco Corp.	73,970	1,220,505
LSB Industries, Inc.†	2,385	97,403
Lydall, Inc.†	2,075	61,337
Park-Ohio Holdings Corp.	332	16,089
Standex International Corp.	1,559	124,611
Tredegar Corp.	3,148	69,602
		2,527,305
Diversified Minerals — 0.1%
US Silica Holdings, Inc.	6,523	191,515
Diversified Operations/Commercial Services — 0.0%
Viad Corp.	2,446	66,311
Drug Delivery Systems — 0.2%
BioDelivery Sciences International, Inc.†	12,800	101,888
Depomed, Inc.†	7,314	156,958
Nektar Therapeutics†	16,044	200,711
Revance Therapeutics, Inc.†	2,100	67,158
		526,715
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,448	44,005
FTD Cos., Inc.†	2,234	62,976
Stamps.com, Inc.†	1,840	135,369
		242,350
E-Marketing/Info — 0.1%
comScore, Inc.†	4,117	219,271
Liquidity Services, Inc.†	3,002	28,909
QuinStreet, Inc.†	4,239	27,342
		275,522
E-Services/Consulting — 0.0%
Perficient, Inc.†	4,322	83,155
Electric Products-Misc. — 0.1%
Littelfuse, Inc.	2,754	261,327
Electric-Distribution — 0.2%
EnerNOC, Inc.†	18,200	176,540
Spark Energy, Inc., Class A	1,200	18,912
UIL Holdings Corp.	6,944	318,174
		513,626
Electric-Generation — 0.1%
Atlantic Power Corp.	74,600	229,768
Electric-Integrated — 1.3%
ALLETE, Inc.	9,981	463,019
Avista Corp.	6,988	214,182
Cleco Corp.	11,470	617,659
El Paso Electric Co.	11,544	400,115
MGE Energy, Inc.	5,800	224,634
NorthWestern Corp.	7,538	367,478
PNM Resources, Inc.	4,900	120,540
Portland General Electric Co.	27,330	906,263
		3,313,890
Electronic Components-Misc. — 1.4%
AVX Corp.	87,120	1,172,635
Bel Fuse, Inc., Class B	10,069	206,616
Benchmark Electronics, Inc.†	20,696	450,759
CTS Corp.	4,049	78,024
Methode Electronics, Inc.	4,678	128,411
OSI Systems, Inc.†	2,271	160,764
Plexus Corp.†	4,098	179,820
Rogers Corp.†	2,272	150,270
Sanmina Corp.†	26,279	529,785
Stoneridge, Inc.†	34,000	398,140
Vishay Intertechnology, Inc.	6,100	71,248
		3,526,472
Electronic Components-Semiconductors — 1.4%
CEVA, Inc.†	2,514	48,847
Diodes, Inc.†	4,506	108,640
DSP Group, Inc.†	2,727	28,170
Fairchild Semiconductor International, Inc.†	47,000	816,860
Intersil Corp., Class A	18,700	233,937
Kopin Corp.†	7,462	25,744
Microsemi Corp.†	11,610	405,770
Monolithic Power Systems, Inc.	4,484	227,384
ON Semiconductor Corp.†	85,350	997,741
PMC-Sierra, Inc.†	20,500	175,480
QLogic Corp.†	10,644	151,038
Qorvo, Inc.†	6,127	491,814
		3,711,425
Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	1,766	112,123
ESCO Technologies, Inc.	3,182	119,039
FARO Technologies, Inc.†	2,120	99,004
Fitbit, Inc., Class A†	8,800	336,424
		666,590
Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	872	38,203
TASER International, Inc.†	6,520	217,181
		255,384
Energy-Alternate Sources — 0.7%
First Solar, Inc.†	4,700	220,806
FutureFuel Corp.	2,720	35,006
Green Plains, Inc.	7,412	204,201
Renewable Energy Group, Inc.†	3,900	45,084
REX American Resources Corp.†	16,600	1,056,424
Vivint Solar, Inc.†	16,500	200,805
		1,762,326
Engineering/R&D Services — 1.1%
Argan, Inc.	11,000	443,630
EMCOR Group, Inc.	40,630	1,940,895
Exponent, Inc.	3,169	141,908
VSE Corp.	5,400	288,954
		2,815,387
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	25,940	499,604
Enterprise Software/Service — 0.6%
Evolent Health, Inc.†	3,600	70,200
ManTech International Corp., Class A	2,884	83,636
MedAssets, Inc.†	29,763	656,572
MicroStrategy, Inc., Class A†	1,105	187,938

4

Omnicell, Inc.†	4,421	166,716
SYNNEX Corp.	3,422	250,456
Xactly Corp†	13,400	115,106
		1,530,624
Entertainment Software — 0.4%
Take-Two Interactive Software, Inc.†	38,921	1,073,052
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	7,350	188,454
TRC Cos., Inc.†	900	9,135
		197,589
Filtration/Separation Products — 0.2%
Polypore International, Inc.†	9,700	580,836
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	600	147,708
Finance-Consumer Loans — 0.4%
Encore Capital Group, Inc.†	2,953	126,211
Enova International, Inc.†	3,220	60,150
Nelnet, Inc., Class A	5,900	255,529
PRA Group, Inc.†	5,894	367,255
World Acceptance Corp.†	3,342	205,566
		1,014,711
Finance-Investment Banker/Broker — 1.7%
Cowen Group, Inc., Class A†	28,200	180,480
Evercore Partners, Inc., Class A	4,443	239,744
FXCM, Inc., Class A	5,567	8,072
Greenhill & Co., Inc.	17,273	713,893
Interactive Brokers Group, Inc., Class A	7,133	296,448
INTL. FCStone, Inc.†	700	23,268
Investment Technology Group, Inc.	20,975	520,180
Piper Jaffray Cos.†	1,949	85,054
Raymond James Financial, Inc.	34,820	2,074,576
Stifel Financial Corp.†	2,300	132,802
Virtu Financial, Inc., Class A†	1,800	42,264
		4,316,781
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	3,300	64,548
Finance-Other Services — 0.3%
BGC Partners, Inc., Class A	8,400	73,500
MarketAxess Holdings, Inc.	5,953	552,260
WageWorks, Inc.†	4,054	163,984
		789,744
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	14,400	163,872
NMI Holdings, Inc., Class A†	13,800	110,676
		274,548
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	2,305	132,422
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	2,197	61,011
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	11,870	338,651
Cal-Maine Foods, Inc.	3,666	191,365
Darling Ingredients, Inc.†	20,154	295,458
Diamond Foods, Inc.†	3,225	101,200
J&J Snack Foods Corp.	1,824	201,862
Pinnacle Foods, Inc.	7,700	350,658
Snyder’s-Lance, Inc.	6,373	205,657
		1,684,851
Food-Retail — 0.8%
Ingles Markets, Inc., Class A	5,800	277,066
Smart & Final Stores, Inc.†	6,500	116,155
Weis Markets, Inc.	37,510	1,581,047
		1,974,268
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,887	97,992
SpartanNash Co.	4,588	149,293
		247,285
Footwear & Related Apparel — 0.8%
Crocs, Inc.†	9,390	138,127
Iconix Brand Group, Inc.†	23,923	597,357
Skechers U.S.A., Inc., Class A†	5,014	550,487
Steven Madden, Ltd.†	6,813	291,460
Wolverine World Wide, Inc.	12,591	358,592
		1,936,023
Forestry — 0.0%
Deltic Timber Corp.	1,355	91,652
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	3,620	192,367
Gambling (Non-Hotel) — 0.5%
Isle of Capri Casinos, Inc.†	55,300	1,003,695
Pinnacle Entertainment, Inc.†	7,382	275,201
		1,278,896
Garden Products — 0.2%
Toro Co.	6,714	455,075
Gas-Distribution — 1.2%
AGL Resources, Inc.	3,100	144,336
Laclede Group, Inc.	13,664	711,348
New Jersey Resources Corp.	24,329	670,264
Northwest Natural Gas Co.	5,769	243,336
Piedmont Natural Gas Co., Inc.	13,436	474,425
South Jersey Industries, Inc.	8,317	205,679
Southwest Gas Corp.	9,014	479,635
WGL Holdings, Inc.	3,940	213,903
		3,142,926
Golf — 0.0%
Callaway Golf Co.	9,522	85,127
Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	2,643	128,767
Health Care Cost Containment — 0.1%
CorVel Corp.†	1,070	34,261
ExamWorks Group, Inc.†	4,286	167,583
HealthEquity, Inc.†	4,155	133,168
		335,012
Home Furnishings — 0.3%
American Woodmark Corp.†	1,533	84,085

5

Ethan Allen Interiors, Inc.	3,178	83,708
La-Z-Boy, Inc.	6,244	164,467
Leggett & Platt, Inc.	5,400	262,872
Select Comfort Corp.†	6,379	191,817
		786,949
Hotels/Motels — 0.1%
Interval Leisure Group, Inc.	4,834	110,457
Marcus Corp.	2,240	42,963
		153,420
Housewares — 0.1%
NACCO Industries, Inc., Class A	3,900	236,964
Human Resources — 1.3%
AMN Healthcare Services, Inc.†	5,801	183,254
Barrett Business Services, Inc.	8,300	301,456
CDI Corp.	1,773	23,049
Cross Country Healthcare, Inc.†	79,738	1,011,078
Heidrick & Struggles International, Inc.	2,011	52,447
Insperity, Inc.	2,769	140,942
Kelly Services, Inc., Class A	3,636	55,813
Korn/Ferry International	16,279	566,021
Monster Worldwide, Inc.†	22,601	147,810
On Assignment, Inc.†	5,679	223,071
Resources Connection, Inc.	4,583	73,740
TrueBlue, Inc.†	18,996	567,980
		3,346,661
Identification Systems — 0.1%
Brady Corp., Class A	5,821	144,011
Checkpoint Systems, Inc.	5,132	52,244
		196,255
Independent Power Producers — 0.1%
Ormat Technologies, Inc.	8,400	316,512
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,500	121,170
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	4,045	209,733
Insurance Brokers — 0.0%
eHealth, Inc.†	2,185	27,728
Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co.	24,800	669,104
CNO Financial Group, Inc.	26,300	482,605
Primerica, Inc.	3,300	150,777
		1,302,486
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	5,018	182,555
Kemper Corp.	6,800	262,140
United Fire Group, Inc.	2,564	83,996
		528,691
Insurance-Property/Casualty — 1.4%
Ambac Financial Group, Inc.†	1,000	16,640
AMERISAFE, Inc.	2,316	108,991
Employers Holdings, Inc.	3,890	88,614
Global Indemnity PLC†	1,200	33,696
HCI Group, Inc.	1,089	48,145
Infinity Property & Casualty Corp.	1,399	106,100
Meadowbrook Insurance Group, Inc.	5,707	49,080
Navigators Group, Inc.†	4,334	336,145
ProAssurance Corp.	43,681	2,018,499
RLI Corp.	4,531	232,848
Safety Insurance Group, Inc.	1,546	89,220
Selective Insurance Group, Inc.	6,947	194,863
Stewart Information Services Corp.	3,491	138,942
United Insurance Holdings Corp.	2,042	31,733
Universal Insurance Holdings, Inc.	3,717	89,951
		3,583,467
Insurance-Reinsurance — 0.7%
Aspen Insurance Holdings, Ltd.	1,600	76,640
Axis Capital Holdings, Ltd.	31,410	1,676,352
Montpelier Re Holdings, Ltd.	4,541	179,369
		1,932,361
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	64,500	379,905
Internet Content-Information/News — 0.1%
DHI Group, Inc.†	4,698	41,765
HealthStream, Inc.†	2,926	89,009
WebMD Health Corp.†	4,300	190,404
XO Group, Inc.†	2,904	47,481
		368,659
Internet Incubators — 0.0%
ModusLink Global Solutions, Inc.†	7,200	24,480
Internet Infrastructure Software — 0.0%
Unwired Planet, Inc.†	13,900	8,618
Internet Security — 0.0%
VASCO Data Security International, Inc.†	3,590	108,382
Internet Telephone — 0.2%
8x8, Inc.†	10,753	96,347
j2 Global, Inc.	5,586	379,513
magicJack VocalTec, Ltd.†	8,456	62,828
		538,688
Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.†	10,980	2,400,228
Calamos Asset Management, Inc., Class A	2,079	25,468
Federated Investors, Inc., Class B	2,000	66,980
Financial Engines, Inc.	6,346	269,578
Virtus Investment Partners, Inc.	848	112,148
WisdomTree Investments, Inc.	5,200	114,218
		2,988,620
Lasers-System/Components — 0.3%
Coherent, Inc.†	8,907	565,416
Electro Scientific Industries, Inc.	3,263	17,196
II-VI, Inc.†	6,332	120,181
Newport Corp.†	4,815	91,293
Rofin-Sinar Technologies, Inc.†	3,435	94,806
		888,892

6

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	200	35,996
Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	2,439	168,632
UniFirst Corp.	1,916	214,305
		382,937
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	2,299	96,144
Hyster-Yale Materials Handling, Inc.	1,400	96,992
		193,136
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	4,822	155,895
Machinery-Farming — 0.1%
Lindsay Corp.	1,440	126,590
Machinery-General Industrial — 1.0%
Albany International Corp., Class A	3,513	139,818
Altra Industrial Motion Corp.	14,670	398,731
Applied Industrial Technologies, Inc.	9,699	384,565
DXP Enterprises, Inc.†	4,956	230,454
Kadant, Inc.	7,700	363,440
Manitowoc Co., Inc.	48,990	960,204
Tennant Co.	2,245	146,688
		2,623,900
Medical Imaging Systems — 0.0%
Analogic Corp.	1,518	119,770
Medical Information Systems — 0.3%
Computer Programs & Systems, Inc.	1,284	68,591
Medidata Solutions, Inc.†	6,743	366,280
Merge Healthcare, Inc.†	35,800	171,840
Quality Systems, Inc.	16,270	269,594
		876,305
Medical Instruments — 1.2%
Abaxis, Inc.	2,600	133,848
AngioDynamics, Inc.†	3,155	51,742
CONMED Corp.	10,366	604,027
CryoLife, Inc.	3,110	35,081
Integra LifeSciences Holdings Corp.†	3,093	208,375
Natus Medical, Inc.†	4,021	171,134
NuVasive, Inc.†	12,598	596,893
SurModics, Inc.†	24,187	566,460
Thoratec Corp.†	14,100	628,437
Vascular Solutions, Inc.†	1,916	66,523
		3,062,520
Medical Labs & Testing Services — 0.1%
Bio-Reference Laboratories, Inc.†	3,018	124,493
Invitae Corp.†	11,800	175,584
Teladoc, Inc.†	2,700	51,300
		351,377
Medical Laser Systems — 0.1%
Cynosure, Inc., Class A†	6,203	239,312
Medical Products — 1.1%
ABIOMED, Inc.†	4,582	301,175
Accuray, Inc.†	22,700	152,998
Cantel Medical Corp.	4,308	231,210
Cyberonics, Inc.†	3,171	188,548
Glaukos Corp.†	300	8,694
Greatbatch, Inc.†	3,113	167,853
Haemonetics Corp.†	6,304	260,733
Hanger, Inc.†	4,311	101,050
Invacare Corp.	3,593	77,717
Luminex Corp.†	4,683	80,828
Orthofix International NV†	7,700	255,024
West Pharmaceutical Services, Inc.	8,776	509,710
Wright Medical Group, Inc.†	16,700	438,542
		2,774,082
Medical-Biomedical/Gene — 1.6%
Acorda Therapeutics, Inc.†	5,220	173,983
Aduro Biotech, Inc.†	1,400	42,462
ANI Pharmaceuticals, Inc.†	1,003	62,236
Applied Genetic Technologies Corp.†	800	12,272
Ardelyx, Inc.†	2,700	43,119
Atara Biotherapeutics, Inc.†	4,300	226,868
Avalanche Biotechnologies, Inc.†	4,000	64,960
Bellicum Pharmaceuticals, Inc.†	6,900	146,763
Blueprint Medicines Corp.†	2,200	58,278
Cambrex Corp.†	3,819	167,807
ChemoCentryx, Inc.†	6,900	56,787
Coherus Biosciences, Inc.†	6,600	190,740
Emergent BioSolutions, Inc.†	3,649	120,235
Karyopharm Therapeutics, Inc.†	4,500	122,445
Kite Pharma, Inc.†	900	54,873
Ligand Pharmaceuticals, Inc.†	2,183	220,265
MacroGenics, Inc.†	5,600	212,632
Medicines Co.†	8,079	231,140
Merrimack Pharmaceuticals, Inc.†	11,200	138,488
Momenta Pharmaceuticals, Inc.†	7,253	165,441
Nivalis Therapeutics, Inc.†	8,301	125,760
Prothena Corp. PLC†	6,300	331,821
PTC Therapeutics, Inc.†	5,500	264,715
Repligen Corp.†	3,767	155,464
Sage Therapeutics, Inc.†	500	36,500
Spark Therapeutics, Inc.†	3,200	192,864
Spectrum Pharmaceuticals, Inc.†	7,191	49,186
Tokai Pharmaceuticals, Inc.†	6,900	91,770
Trius Therapeutics, Inc. CVR†(1)(2)	13,800	0
Ultragenyx Pharmaceutical, Inc.†	900	92,151
Versartis, Inc.†	5,000	76,100
XOMA Corp.†	38,700	150,156
ZIOPHARM Oncology, Inc.†	100	1,200
		4,079,481
Medical-Drugs — 1.4%
ACADIA Pharmaceuticals, Inc.†	10,600	443,928
Adamas Pharmaceuticals, Inc.†	4,000	104,880
Anacor Pharmaceuticals, Inc.†	4,200	325,206
Chimerix, Inc.†	3,400	157,080
Dicerna Pharmaceuticals, Inc.†	1,900	26,505
FibroGen, Inc.†	7,000	164,500
Immune Design Corp.†	6,500	134,225
Infinity Pharmaceuticals, Inc.†	17,100	187,245
Lannett Co., Inc.†	6,471	384,636
Ophthotech Corp.†	3,700	192,622

7

Pacira Pharmaceuticals, Inc.†	4,000	282,880
PharMerica Corp.†	3,707	123,443
Prestige Brands Holdings, Inc.†	14,979	692,629
Sagent Pharmaceuticals, Inc.†	2,779	67,558
Supernus Pharmaceuticals, Inc.†	3,496	59,362
Synergy Pharmaceuticals, Inc.†	23,900	198,370
ZS Pharma Inc†	900	47,151
		3,592,220
Medical-Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	6,800	119,544
Impax Laboratories, Inc.†	8,134	373,513
		493,057
Medical-HMO — 0.6%
Centene Corp.†	9,575	769,830
Magellan Health, Inc.†	3,333	233,543
Molina Healthcare, Inc.†	7,909	556,003
		1,559,376
Medical-Hospitals — 0.3%
LifePoint Health, Inc.†	5,610	487,789
Select Medical Holdings Corp.	21,233	343,975
		831,764
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	2,794	142,662
Kindred Healthcare, Inc.	10,180	206,552
		349,214
Medical-Outpatient/Home Medical — 0.6%
Air Methods Corp.†	4,383	181,193
Almost Family, Inc.†	965	38,513
Amedisys, Inc.†	4,107	163,171
Amsurg Corp.†	5,905	413,055
Chemed Corp.	2,083	273,081
Civitas Solutions, Inc.†	15,630	333,388
LHC Group, Inc.†	1,512	57,834
Providence Service Corp.†	1,467	64,959
		1,525,194
Metal Processors & Fabrication — 0.9%
CIRCOR International, Inc.	2,092	114,077
Haynes International, Inc.	20,178	995,179
Mueller Industries, Inc.	6,945	241,130
RBC Bearings, Inc.†	10,714	768,836
RTI International Metals, Inc.†	3,757	118,421
		2,237,643
Metal Products-Distribution — 0.0%
A.M. Castle & Co.†	2,146	13,241
Olympic Steel, Inc.	1,113	19,411
		32,652
Metal-Aluminum — 0.1%
Century Aluminum Co.†	16,542	172,533
Kaiser Aluminum Corp.	2,121	176,213
		348,746
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	7,749	237,894
John Bean Technologies Corp.	3,565	134,009
		371,903
MRI/Medical Diagnostic Imaging — 0.3%
Alliance HealthCare Services, Inc.†	3,700	69,153
Surgical Care Affiliates, Inc.†	18,800	721,544
		790,697
Multimedia — 0.1%
E.W. Scripps Co., Class A	6,469	147,817
Networking Products — 0.6%
Anixter International, Inc.†	3,336	217,340
Arista Networks, Inc.†	1,300	106,262
Black Box Corp.	8,214	164,280
Ixia†	7,266	90,389
LogMeIn, Inc.†	3,004	193,728
NETGEAR, Inc.†	4,228	126,925
Polycom, Inc.†	55,000	629,200
		1,528,124
Non-Ferrous Metals — 0.4%
Globe Specialty Metals, Inc.	7,827	138,538
Horsehead Holding Corp.†	75,990	890,603
Materion Corp.	2,458	86,644
		1,115,785
Office Furnishings-Original — 0.2%
Herman Miller, Inc.	7,020	203,089
Interface, Inc.	8,060	201,903
		404,992
Office Supplies & Forms — 0.4%
ACCO Brands Corp.†	140,854	1,094,436
Oil & Gas Drilling — 0.0%
Paragon Offshore PLC	10,400	11,336
Oil Companies-Exploration & Production — 1.7%
Approach Resources, Inc.†	4,552	31,181
Bill Barrett Corp.†	73,504	631,399
Bonanza Creek Energy, Inc.†	4,725	86,231
Carrizo Oil & Gas, Inc.†	23,524	1,158,322
Comstock Resources, Inc.	5,414	18,029
Contango Oil & Gas Co.†	1,940	23,804
Isramco, Inc.†	300	41,406
Jones Energy, Inc., Class A†	24,130	218,376
Northern Oil and Gas, Inc.†	7,065	47,830
PDC Energy, Inc.†	4,885	262,031
Penn Virginia Corp.†	45,632	199,868
PetroQuest Energy, Inc.†	7,149	14,155
Rex Energy Corp.†	31,568	176,465
Stone Energy Corp.†	19,276	242,685
Swift Energy Co.†	5,427	11,017
Synergy Resources Corp.†	11,044	126,233
Unit Corp.†	7,800	211,536
VAALCO Energy, Inc.†	2,369	5,070
WPX Energy, Inc.†	72,060	884,897
		4,390,535
Oil Field Machinery & Equipment — 0.3%
Flotek Industries, Inc.†	6,068	76,032
Gulf Island Fabrication, Inc.	17,722	197,955
Mitcham Industries, Inc.†	600	2,514

8

Natural Gas Services Group, Inc.†	18,740	427,647
		704,148
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	1,100	49,060
Alon USA Energy, Inc.	5,400	102,060
Western Refining, Inc.	2,500	109,050
		260,170
Oil-Field Services — 1.6%
Basic Energy Services, Inc.†	12,813	96,738
Bristow Group, Inc.	4,250	226,525
C&J Energy Services, Ltd.†	27,830	367,356
CARBO Ceramics, Inc.	2,413	100,453
Exterran Holdings, Inc.	10,267	335,218
Frank’s International NV	28,740	541,462
Gulfmark Offshore, Inc., Class A	23,927	277,553
Key Energy Services, Inc.†	164,580	296,244
Matrix Service Co.†	3,259	59,574
Newpark Resources, Inc.†	10,259	83,406
Pioneer Energy Services Corp.†	24,643	156,237
SEACOR Holdings, Inc.†	8,915	632,430
Tesco Corp.	4,325	47,142
TETRA Technologies, Inc.†	135,134	862,155
		4,082,493
Paper & Related Products — 0.3%
Clearwater Paper Corp.†	2,324	133,165
Domtar Corp.	2,600	107,640
Neenah Paper, Inc.	2,040	120,279
P.H. Glatfelter Co.	5,268	115,843
Schweitzer-Mauduit International, Inc.	3,717	148,234
Veritiv Corp.†	995	36,278
		661,439
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	5,801	224,731
Physical Therapy/Rehabilitation Centers — 0.1%
HealthSouth Corp.	3,300	151,998
Physicians Practice Management — 0.1%
Healthways, Inc.†	4,354	52,161
IPC Healthcare, Inc.†	2,121	117,482
		169,643
Platinum — 0.1%
Stillwater Mining Co.†	14,722	170,628
Poultry — 0.3%
Pilgrim’s Pride Corp.	10,600	243,482
Sanderson Farms, Inc.	5,333	400,828
		644,310
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	4,689	128,900
Powell Industries, Inc.	1,110	39,039
Vicor Corp.†	2,032	24,770
		192,709
Printing-Commercial — 0.3%
Deluxe Corp.	6,700	415,400
Ennis, Inc.	15,000	278,850
		694,250
Protection/Safety — 0.1%
Landauer, Inc.	5,668	202,008
Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	14,500	365,400
Scholastic Corp.	3,278	144,658
		510,058
Publishing-Newspapers — 0.1%
Gannett Co., Inc.†	13,836	193,566
Racetracks — 0.1%
Speedway Motorsports, Inc.	5,600	126,840
Real Estate Investment Trusts — 6.9%
Acadia Realty Trust	8,390	244,233
Agree Realty Corp.	2,147	62,628
American Assets Trust, Inc.	10,543	413,391
American Homes 4 Rent, Class A	25,350	406,614
Anworth Mtg. Asset Corp.	19,100	94,163
Armada Hoffler Properties, Inc.	900	8,991
Ashford Hospitality Prime, Inc.	520	7,810
Ashford Hospitality Trust, Inc.	2,700	22,842
Associated Estates Realty Corp.	8,261	236,512
BioMed Realty Trust, Inc.	22,090	427,221
Capstead Mtg. Corp.	59,087	655,866
CareTrust REIT, Inc.	3,427	43,420
CBL & Associates Properties, Inc.	6,600	106,920
Cedar Realty Trust, Inc.	9,023	57,747
Chambers Street Properties	8,000	63,600
Chesapeake Lodging Trust	7,276	221,773
CoreSite Realty Corp.	22,735	1,033,078
Corporate Office Properties Trust	17,500	411,950
Cousins Properties, Inc.	65,363	678,468
CYS Investments, Inc.	91,300	705,749
DCT Industrial Trust, Inc.	3,150	99,036
DiamondRock Hospitality Co.	30,983	396,892
EastGroup Properties, Inc.	18,180	1,022,261
Education Realty Trust, Inc.	5,898	184,961
Empire State Realty Trust, Inc., Class A	28,970	494,228
EPR Properties	10,876	595,787
Equity LifeStyle Properties, Inc.	2,300	120,934
FelCor Lodging Trust, Inc.	6,100	60,268
First Industrial Realty Trust, Inc.	3,200	59,936
First Potomac Realty Trust	35,020	360,706
Franklin Street Properties Corp.	16,477	186,355
GEO Group, Inc.	9,102	310,924
Getty Realty Corp.	3,180	52,025
Gladstone Commercial Corp.	1,400	23,184
Government Properties Income Trust	8,583	159,215
Healthcare Realty Trust, Inc.	12,246	284,842
Hersha Hospitality Trust	9,565	245,247
Home Properties, Inc.	3,600	262,980
Hospitality Properties Trust	6,600	190,212
Inland Real Estate Corp.	10,781	101,557
Kite Realty Group Trust	10,195	249,472
Lexington Realty Trust	25,902	219,649
LTC Properties, Inc.	14,635	608,816
Medical Properties Trust, Inc.	25,484	334,095

9

Mid-America Apartment Communities, Inc.	5,540	403,367
National Retail Properties, Inc.	2,500	87,525
Parkway Properties, Inc.	10,307	179,754
Pebblebrook Hotel Trust	17,670	757,690
Pennsylvania Real Estate Investment Trust	14,931	318,628
Post Properties, Inc.	10,159	552,345
Potlatch Corp.	11,800	416,776
PS Business Parks, Inc.	3,567	257,359
RAIT Financial Trust	3,200	19,552
Ramco-Gershenson Properties Trust	11,900	194,208
Retail Opportunity Investments Corp.	11,462	179,036
Sabra Health Care REIT, Inc.	7,945	204,504
Saul Centers, Inc.	4,590	225,782
Sovran Self Storage, Inc.	4,376	380,318
Strategic Hotels & Resorts, Inc.†	30,500	369,660
Summit Hotel Properties, Inc.	12,652	164,603
Taubman Centers, Inc.	2,200	152,900
Universal Health Realty Income Trust	1,623	75,405
Urstadt Biddle Properties, Inc., Class A	3,416	63,811
Washington Real Estate Investment Trust	7,740	200,853
		17,730,634
Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	7,500	277,500
HFF, Inc., Class A	14,310	597,156
Jones Lang LaSalle, Inc.	3,120	533,520
		1,408,176
Real Estate Operations & Development — 0.3%
Alexander & Baldwin, Inc.	8,300	327,020
Forestar Group, Inc.†	32,301	425,081
St. Joe Co.†	1,200	18,636
		770,737
Recreational Centers — 0.0%
Steiner Leisure, Ltd.†	2,000	107,560
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	1,580	52,472
Research & Development — 0.4%
Albany Molecular Research, Inc.†	2,949	59,629
Arrowhead Research Corp.†	30,400	217,360
PAREXEL International Corp.†	13,130	844,390
		1,121,379
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	3,368	309,014
Respiratory Products — 0.0%
Inogen, Inc.†	2,100	93,660
Retail-Apparel/Shoe — 1.7%
Aeropostale, Inc.†	9,699	15,712
ANN, Inc.†	1,750	84,508
Buckle, Inc.	3,458	158,273
Burlington Stores, Inc.†	21,820	1,117,184
Caleres, Inc.	5,343	169,801
Cato Corp., Class A	3,879	150,350
Children’s Place, Inc.	20,615	1,348,427
Christopher & Banks Corp.†	4,538	18,197
Express, Inc.†	24,120	436,813
Finish Line, Inc., Class A	5,617	156,265
Francesca’s Holdings Corp.†	5,162	69,532
Genesco, Inc.†	2,932	193,600
Guess?, Inc.	4,700	90,099
Men’s Wearhouse, Inc.	5,599	358,728
Stein Mart, Inc.	3,488	36,519
		4,404,008
Retail-Appliances — 0.0%
hhgregg, Inc.†	5,790	19,339
Retail-Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	6,560	80,491
Retail-Automobile — 0.7%
Group 1 Automotive, Inc.	2,606	236,703
Lithia Motors, Inc., Class A	2,795	316,282
Rush Enterprises, Inc., Class A†	42,370	1,110,518
Sonic Automotive, Inc., Class A	4,033	96,106
		1,759,609
Retail-Bookstores — 0.1%
Barnes & Noble, Inc.†	5,545	143,948
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	3,303	68,405
Retail-Discount — 0.1%
Big Lots, Inc.	4,300	193,457
Fred’s, Inc., Class A	4,260	82,176
Tuesday Morning Corp.†	5,401	60,842
		336,475
Retail-Hair Salons — 0.3%
Regis Corp.†	52,993	835,170
Retail-Home Furnishings — 0.7%
Haverty Furniture Cos., Inc.	2,515	54,374
Kirkland’s, Inc.	1,816	50,612
Pier 1 Imports, Inc.	127,800	1,614,114
		1,719,100
Retail-Jewelry — 0.0%
Movado Group, Inc.	2,087	56,683
Retail-Leisure Products — 0.1%
MarineMax, Inc.†	12,350	290,349
Party City Holdco, Inc.†	1,800	36,486
		326,835
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	3,352	87,789
Ezcorp, Inc., Class A†	5,955	44,246
First Cash Financial Services, Inc.†	3,439	156,784
		288,819
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,494	43,071
Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	6,700	704,773
Stage Stores, Inc.	3,894	68,262
		773,035

10

Retail-Restaurants — 1.8%
Biglari Holdings, Inc.†	209	86,474
BJ’s Restaurants, Inc.†	2,655	128,635
Bob Evans Farms, Inc.	7,584	387,163
Bojangles’, Inc.†	900	21,474
Cracker Barrel Old Country Store, Inc.	2,922	435,845
Dave & Buster’s Entertainment, Inc.†	3,700	133,533
DineEquity, Inc.	2,622	259,814
Fogo De Chao, Inc.†	1,600	37,056
Jack in the Box, Inc.	12,760	1,124,922
Papa John’s International, Inc.	3,591	271,515
Popeyes Louisiana Kitchen, Inc.†	2,824	169,412
Red Robin Gourmet Burgers, Inc.†	2,323	199,360
Ruby Tuesday, Inc.†	25,572	160,336
Ruth’s Hospitality Group, Inc.	4,258	68,639
Sonic Corp.	30,226	870,509
Texas Roadhouse, Inc.	7,685	287,650
Wingstop Inc†	1,700	48,280
		4,690,617
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	2,229	31,674
Hibbett Sports, Inc.†	3,003	139,880
Zumiez, Inc.†	2,636	70,197
		241,751
Retail-Video Rentals — 0.5%
Outerwall, Inc.	17,151	1,305,363
Retail-Vitamins & Nutrition Supplements — 0.7%
Flex Pharma, Inc.†	4,100	70,520
GNC Holdings, Inc., Class A	24,050	1,069,744
Vitamin Shoppe, Inc.†	16,198	603,699
		1,743,963
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	7,520	260,944
Rubber-Tires — 0.3%
Cooper Tire & Rubber Co.	24,600	832,218
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	9,882	187,758
Satellite Telecom — 0.0%
Iridium Communications, Inc.†	9,686	88,046
Savings & Loans/Thrifts — 1.2%
Astoria Financial Corp.	12,456	171,768
Bank Mutual Corp.	5,290	40,575
BankFinancial Corp.	1,200	14,136
Beneficial Bancorp, Inc.†	4,399	54,944
BofI Holding, Inc.†	1,648	174,210
Brookline Bancorp, Inc.	8,596	97,049
Capitol Federal Financial, Inc.	1,200	14,448
Charter Financial Corp.	6,900	85,629
Dime Community Bancshares, Inc.	3,697	62,627
Flushing Financial Corp.	5,700	119,757
Northfield Bancorp, Inc.	54,600	821,730
Northwest Bancshares, Inc.	11,522	147,712
OceanFirst Financial Corp.	4,300	80,195
Oritani Financial Corp.	4,562	73,220
Provident Financial Services, Inc.	6,603	125,391
Sterling Bancorp	11,116	163,405
Westfield Financial, Inc.	119,710	875,080
		3,121,876
Schools — 0.3%
American Public Education, Inc.†	2,091	53,780
Capella Education Co.	1,326	71,166
Career Education Corp.†	7,370	24,321
K12, Inc.†	6,100	77,165
Strayer Education, Inc.†	14,139	609,391
Universal Technical Institute, Inc.	2,561	22,025
		857,848
Security Services — 0.1%
Brink’s Co.	5,932	174,579
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,604	36,972
ION Geophysical Corp.†	15,669	16,766
		53,738
Semiconductor Components-Integrated Circuits — 0.9%
Cirrus Logic, Inc.†	7,735	263,222
Exar Corp.†	150,241	1,469,357
Integrated Device Technology, Inc.†	20,200	438,340
Micrel, Inc.	5,480	76,172
Pericom Semiconductor Corp.	2,484	32,665
Power Integrations, Inc.	3,590	162,196
		2,441,952
Semiconductor Equipment — 2.1%
Brooks Automation, Inc.	26,731	306,070
Cabot Microelectronics Corp.†	3,015	142,037
Cohu, Inc.	12,160	160,877
Kulicke & Soffa Industries, Inc.†	9,371	109,734
MKS Instruments, Inc.	6,510	246,989
Nanometrics, Inc.†	2,926	47,167
Rudolph Technologies, Inc.†	128,916	1,548,281
Teradyne, Inc.	59,150	1,141,003
Tessera Technologies, Inc.	5,712	216,942
Ultra Clean Holdings, Inc.†	39,904	248,602
Ultratech, Inc.†	3,367	62,492
Veeco Instruments, Inc.†	45,180	1,298,473
		5,528,667
Soap & Cleaning Preparation — 0.0%
Wausau Paper Corp.	6,108	56,071
Steel-Producers — 1.0%
AK Steel Holding Corp.†	21,689	83,936
Carpenter Technology Corp.	13,745	531,657
Commercial Metals Co.	40,950	658,476
Steel Dynamics, Inc.	45,500	942,533
Worthington Industries, Inc.	14,600	438,876
		2,655,478
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	5,639	237,064
Telecom Equipment-Fiber Optics — 0.2%
Harmonic, Inc.†	73,399	501,315
Telecom Services — 0.5%
Consolidated Communications Holdings, Inc.	5,730	120,387

11

EarthLink Holdings Corp.	69,600	521,304
FairPoint Communications, Inc.†	6,900	125,718
Lumos Networks Corp.	2,526	37,360
Premiere Global Services, Inc.†	9,100	93,639
Spok Holdings, Inc.	2,652	44,660
Vonage Holdings Corp.†	57,800	283,798
		1,226,866
Telecommunication Equipment — 0.6%
ADTRAN, Inc.	6,504	105,690
Comtech Telecommunications Corp.	1,966	57,112
Plantronics, Inc.	22,530	1,268,665
		1,431,467
Telephone-Integrated — 0.2%
Atlantic Tele-Network, Inc.	1,233	85,176
Cincinnati Bell, Inc.†	79,079	302,082
General Communication, Inc., Class A†	3,663	62,307
Windstream Holdings, Inc.	17,200	109,736
		559,301
Television — 0.2%
Sinclair Broadcast Group, Inc., Class A	17,800	496,798
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	1,466	34,847
Unifi, Inc.†	6,754	226,259
		261,106
Therapeutics — 0.4%
Anika Therapeutics, Inc.†	1,784	58,926
aTyr Pharma, Inc.†	6,100	112,972
Axovant Sciences, Ltd.†	4,100	83,558
Cara Therapeutics, Inc.†	3,200	38,880
Mirati Therapeutics, Inc.†	5,900	185,673
Neurocrine Biosciences, Inc.†	7,300	348,648
Seres Therapeutics, Inc.†	800	33,200
Xencor, Inc.†	10,000	219,700
Zafgen Inc†	1,000	34,630
		1,116,187
Tobacco — 0.1%
Universal Corp.	6,056	347,130
Tools-Hand Held — 0.4%
Snap-on, Inc.	5,990	953,908
Transactional Software — 0.2%
ACI Worldwide, Inc.†	11,900	292,383
Bottomline Technologies de, Inc.†	4,601	127,954
Synchronoss Technologies, Inc.†	4,487	205,190
		625,527
Transport-Air Freight — 0.2%
Atlas Air Worldwide Holdings, Inc.†	7,750	425,940
Transport-Marine — 0.2%
Diana Shipping, Inc.†	47,560	335,298
Hornbeck Offshore Services, Inc.†	3,876	79,574
		414,872
Transport-Services — 0.6%
Echo Global Logistics, Inc.†	2,923	95,465
Era Group, Inc.†	2,385	48,845
Hub Group, Inc., Class A†	4,168	168,137
Matson, Inc.	25,201	1,059,450
UTi Worldwide, Inc.†	11,249	112,378
		1,484,275
Transport-Truck — 1.0%
ArcBest Corp.	10,250	325,950
Celadon Group, Inc.	3,315	68,554
Forward Air Corp.	3,778	197,438
Heartland Express, Inc.	6,747	136,492
Knight Transportation, Inc.	7,527	201,272
Old Dominion Freight Line, Inc.†	13,940	956,354
P.A.M. Transportation Services, Inc.†	1,600	92,880
Roadrunner Transportation Systems, Inc.†	3,397	87,643
Saia, Inc.†	3,060	120,227
Swift Transportation Co.†	7,800	176,826
USA Truck, Inc.†	15,200	322,696
		2,686,332
Veterinary Diagnostics — 0.1%
Neogen Corp.†	4,518	214,334
Phibro Animal Health Corp., Class A	2,700	105,138
		319,472
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.†	1,100	60,599
USANA Health Sciences, Inc.†	3,400	464,644
		525,243
Water — 0.3%
American States Water Co.	18,508	692,014
Web Hosting/Design — 0.1%
NIC, Inc.	7,435	135,912
Web Portals/ISP — 0.2%
Blucora, Inc.†	26,990	435,889
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,277	100,848
General Cable Corp.	5,963	117,650
		218,498
Wireless Equipment — 1.0%
CalAmp Corp.†	4,419	80,691
InterDigital, Inc.	33,020	1,878,508
Ubiquiti Networks, Inc.	12,800	408,512
ViaSat, Inc.†	5,354	322,632
		2,690,343
Total Common Stocks (cost $208,123,680)		251,156,237
EXCHANGE-TRADED FUNDS — 1.2%
iShares Core S&P Small-Cap ETF	7,276	857,695
iShares Russell 2000 Value ETF	22,599	2,304,194
Total Exchange-Traded Funds (cost $3,149,958)		3,161,889
Total Long-Term Investment Securities (cost $211,273,638)		254,318,126

12

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2015 (cost $1,448,000)	$1,448,000	1,448,000
REPURCHASE AGREEMENTS — 0.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 06/30/2015, to be repurchased 07/01/2015 in the amount $1,119,000, collateralized by $1,040,000 of United States Treasury Notes, bearing interest at 3.63%, due 08/15/2019 and having an approximate value of $1,144,896	1,119,000	1,119,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	814,000	814,000
Total Repurchase Agreements (cost $1,933,000)		1,933,000
TOTAL INVESTMENTS (cost $214,654,638) (4)	99.6%	257,699,126
Other assets less liabilities	0.4	918,849
NET ASSETS	100.0%	$258,617,975

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
CVR	—Contingent Value Rights

Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2015	(Depreciation)
24	Long	Russell 2000 Mini Index	September 2015	$3,052,661	$3,000,960	$(51,701)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$4,079,481	$—	$0	$4,079,481
Other Industries	247,076,756	—	—	247,076,756
Exchange-Traded Funds	3,161,889	—	—	3,161,889
Short-Term Investment Securities	—	1,448,000	—	1,448,000
Repurchase Agreements	—	1,933,000	—	1,933,000
Total Investments at Value	$254,318,126	$3,381,000	$—	$257,699,126

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$51,701	$—	$—	$51,701

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

13

SEASONS SERIES TRUST INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.6%
Australia — 4.8%
AGL Energy, Ltd.	11,822	$141,836
Alumina, Ltd.	44,387	52,398
Amcor, Ltd.	21,185	224,257
AMP, Ltd.	52,593	244,280
APA Group	19,869	126,319
Aristocrat Leisure, Ltd.	9,535	56,279
Asciano, Ltd.	17,430	89,430
ASX, Ltd.	3,387	104,268
Aurizon Holdings, Ltd.	37,944	150,184
AusNet Services	28,643	30,829
Australia & New Zealand Banking Group, Ltd.	158,881	3,947,226
Bank of Queensland, Ltd.	6,539	64,427
Beach Energy, Ltd.	482,357	390,771
Bendigo & Adelaide Bank, Ltd.	8,086	76,487
BGP Holdings PLC†(2)(3)	98,723	0
BHP Billiton, Ltd.	96,861	2,021,531
Boral, Ltd.	14,038	63,362
Brambles, Ltd.	27,596	225,692
Caltex Australia, Ltd.	4,734	116,333
Challenger, Ltd.†	199,134	1,032,473
CIMIC Group, Ltd.	1,826	30,643
Coca-Cola Amatil, Ltd.	10,087	71,211
Cochlear, Ltd.	1,028	63,571
Commonwealth Bank of Australia	28,555	1,875,551
Computershare, Ltd.	8,235	74,402
Crown Resorts, Ltd.	6,324	59,527
CSL, Ltd.	23,460	1,565,156
Dexus Property Group	16,330	91,976
Federation Centres	1,132,058	2,550,443
Flight Centre Travel Group, Ltd.	1,022	26,897
Fortescue Metals Group, Ltd.	27,662	40,764
Goodman Group	31,240	151,127
GPT Group	29,247	96,580
Harvey Norman Holdings, Ltd.†	9,925	34,536
Healthscope, Ltd.	20,031	42,037
Iluka Resources, Ltd.	7,474	44,287
Incitec Pivot, Ltd.	29,618	87,979
Insurance Australia Group, Ltd.	41,737	179,688
Lend Lease Group	9,762	113,204
Macquarie Group, Ltd.	35,236	2,212,968
Medibank Private, Ltd.†	48,538	75,274
Mirvac Group	64,836	92,545
National Australia Bank, Ltd.	128,785	3,309,818
Newcrest Mining, Ltd.†	13,598	136,600
Orica, Ltd.	6,578	108,002
Origin Energy, Ltd.	19,673	181,689
Platinum Asset Management, Ltd.	4,047	23,356
Qantas Airways, Ltd.†	9,707	23,667
QBE Insurance Group, Ltd.	72,653	766,278
Ramsay Health Care, Ltd.	2,328	110,411
REA Group, Ltd.	939	28,407
Rio Tinto, Ltd.	25,333	1,050,580
Santos, Ltd.	17,561	106,090
Scentre Group	370,558	1,072,140
Seek, Ltd.	5,813	63,059
Sonic Healthcare, Ltd.	6,760	111,459
South32, Ltd.†	134,228	185,379
Stockland†	41,242	130,463
Suncorp Group, Ltd.	22,764	235,879
Sydney Airport	18,883	72,555
Tabcorp Holdings, Ltd.	14,405	50,570
Tatts Group, Ltd.	24,995	71,740
Telstra Corp., Ltd.	712,138	3,373,624
TPG Telecom, Ltd.	4,982	34,479
Transurban Group	33,481	240,240
Treasury Wine Estates, Ltd.	11,535	44,410
Wesfarmers, Ltd.	19,944	600,586
Westfield Corp.†	34,959	245,990
Westpac Banking Corp.	55,106	1,366,923
Woodside Petroleum, Ltd.	13,190	348,350
Woolworths, Ltd.	22,309	464,049
WorleyParsons, Ltd.	29,763	239,052
		33,534,593
Austria — 0.1%
ANDRITZ AG	1,278	70,740
Erste Group Bank AG†	4,938	140,243
OMV AG	2,600	71,538
Raiffeisen Bank International AG†	2,059	29,956
Voestalpine AG	1,987	82,694
		395,171
Belgium — 0.6%
Ageas	3,871	149,125
Anheuser-Busch InBev NV	14,227	1,705,054
Belgacom SA	2,676	94,482
Colruyt SA	1,222	54,719
Delhaize Group SA	1,821	150,352
Groupe Bruxelles Lambert SA	1,429	115,023
KBC Groep NV	4,431	296,098
Solvay SA	1,059	145,689
Telenet Group Holding NV†	927	50,423
UCB SA	2,237	160,583
Umicore SA	31,157	1,477,295
		4,398,843
Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.	10,000	77,597
First Pacific Co., Ltd.	42,000	35,381
Kerry Properties, Ltd.	48,500	190,207
Li & Fung, Ltd.	102,000	80,926
Noble Group, Ltd.	79,000	44,578
NWS Holdings, Ltd.	26,000	37,768
Seadrill, Ltd.	6,985	72,786
Shangri-La Asia, Ltd.	20,000	27,866
Yue Yuen Industrial Holdings, Ltd.	13,000	43,353
		610,462
Brazil — 0.1%
Lojas Renner SA	21,300	774,147
Canada — 0.9%
Agnico Eagle Mines, Ltd.	7,900	224,287
MEG Energy Corp.†	53,874	879,928
National Bank of Canada	39,500	1,483,859
Prairiesky Royalty, Ltd.	64,912	1,637,612
Sun Life Financial, Inc.	67,900	2,266,957
		6,492,643
Cayman Islands — 1.8%
Alibaba Group Holding, Ltd. ADR†	37,318	3,070,152

1

ASM Pacific Technology, Ltd.	4,200	41,504
Baidu, Inc. ADR†	7,800	1,552,824
Cheung Kong Property Holdings, Ltd.†	241,524	1,997,238
CK Hutchison Holdings, Ltd.	203,524	3,003,676
HKT Trust & HKT, Ltd.	46,000	54,002
MGM China Holdings, Ltd.	17,200	28,136
Sands China, Ltd.	43,600	146,242
Tencent Holdings, Ltd.	123,700	2,470,314
WH Group, Ltd.†*	102,500	69,950
Wynn Macau, Ltd.	325,600	541,018
		12,975,056
China — 0.9%
China Oilfield Services, Ltd., Class H	306,000	486,344
Dalian Wanda Commercial Properties Co., Ltd. Class H*	321,237	2,579,742
Ping An Insurance Group Co. of China, Ltd.	112,000	1,508,447
Travelsky Technology, Ltd.	1,113,000	1,636,860
		6,211,393
Denmark — 2.0%
AP Moeller - Maersk A/S, Series A	71	124,666
AP Moeller - Maersk A/S, Series B	968	1,753,188
Carlsberg A/S, Class B	1,903	172,757
Coloplast A/S, Class B	1,965	128,937
Danske Bank A/S	68,263	2,007,525
DSV A/S	3,129	101,371
GN Store Nord A/S	55,224	1,142,127
ISS A/S	2,564	84,599
Novo Nordisk A/S, Class B	143,474	7,817,006
Novozymes A/S, Class B	4,228	200,978
Pandora A/S	2,041	219,292
TDC A/S	14,205	104,162
Tryg A/S	1,850	38,565
Vestas Wind Systems A/S	3,972	198,247
William Demant Holding A/S†	380	28,989
		14,122,409
Finland — 0.6%
Elisa Oyj	2,553	80,918
Fortum Oyj†	7,885	140,122
Kone Oyj, Class B	5,543	224,938
Metso Oyj	1,979	54,363
Neste Oyj	2,254	57,444
Nokia Oyj†	64,702	439,290
Nokian Renkaat Oyj	2,017	63,209
Orion Oyj, Class B	1,818	63,601
Outokumpu Oyj†	406,386	2,046,922
Sampo Oyj, Class A	7,960	374,935
Stora Enso Oyj, Class R	9,785	100,852
UPM-Kymmene Oyj	9,453	167,249
Wartsila Oyj Abp	2,625	122,970
		3,936,813
France — 9.6%
Accor SA	3,686	186,030
Aeroports de Paris	515	58,190
Air Liquide SA	6,084	769,502
Alcatel-Lucent†	210,593	767,259
Alstom SA†	3,835	108,810
Arkema SA	1,164	83,869
Atos SE	1,436	107,230
AXA SA	162,927	4,110,493
BNP Paribas SA	137,312	8,289,402
Bollore SA†	15,243	81,145
Bouygues SA	3,542	132,423
Bureau Veritas SA	4,653	107,172
Cap Gemini SA	2,719	240,592
Carrefour SA	9,676	309,811
Casino Guichard Perrachon SA	990	74,996
Christian Dior SE	971	189,549
Cie de Saint-Gobain	8,386	376,489
Cie Generale des Etablissements Michelin	3,291	344,847
CNP Assurances	2,981	49,784
Credit Agricole SA	18,236	271,208
Danone SA	10,273	664,151
Dassault Systemes	2,250	163,599
Edenred	3,660	90,441
Electricite de France SA	4,285	95,543
Essilor International SA	33,126	3,951,564
Eurazeo SA	715	47,309
Eutelsat Communications SA	52,945	1,708,794
Fonciere Des Regions	520	44,186
GDF Suez	104,850	1,945,083
Gecina SA†	610	75,180
Groupe Eurotunnel SE	8,272	119,794
Hermes International	472	176,070
ICADE	666	47,564
Iliad SA	466	103,307
Imerys SA	626	47,876
JCDecaux SA†	1,178	49,157
Kering	9,703	1,732,404
Klepierre	2,957	130,068
L’Oreal SA	16,458	2,935,711
Lafarge SA	3,313	218,803
Lagardere SCA	2,074	60,487
Legrand SA	31,473	1,767,015
LVMH Moet Hennessy Louis Vuitton SE	4,954	867,934
Natixis SA	16,537	119,006
Numericable-SFR SAS†	1,721	91,223
Orange SA	32,809	505,130
Pernod Ricard SA	15,892	1,835,501
Peugeot SA†	7,614	156,570
Publicis Groupe SA	3,340	246,949
Remy Cointreau SA	444	32,001
Renault SA	3,405	354,628
Rexel SA	4,907	79,104
Safran SA	5,146	348,753
Sanofi	105,828	10,410,758
Schneider Electric SE	70,644	4,877,448
SCOR SE	2,735	96,489
Societe BIC SA	501	79,871
Societe Generale SA	69,277	3,233,764

2

Sodexo SA	1,664	158,018
Suez Environnement Co.	187,095	3,480,204
Technip SA	1,821	112,713
Thales SA	1,647	99,446
Total SA	85,532	4,154,631
Unibail-Rodamco SE (Euronext Amsterdam)	2,852	720,804
Unibail-Rodamco SE (Euronext Paris)	3,731	942,960
Valeo SA	1,336	210,532
Vallourec SA	1,914	39,092
Veolia Environnement SA	7,443	151,767
Vinci SA	8,370	484,107
Vivendi SA	20,241	510,548
Wendel SA	551	67,540
Zodiac Aerospace	3,252	105,864
		67,406,262
Germany — 8.9%
adidas AG	3,696	282,871
Allianz SE	15,691	2,443,787
Axel Springer SE	693	36,381
BASF SE†	31,586	2,775,539
Bayer AG	76,876	10,760,285
Bayerische Motoren Werke AG	17,415	1,906,175
Bayerische Motoren Werke AG (Preference Shares)	961	81,349
Beiersdorf AG	1,786	149,613
Brenntag AG	94,854	5,438,617
Commerzbank AG†	74,416	951,167
Continental AG	1,948	460,949
Daimler AG	16,921	1,540,087
Deutsche Annington Immobilien SE	6,058	170,870
Deutsche Bank AG	42,153	1,266,495
Deutsche Boerse AG	3,429	283,844
Deutsche Lufthansa AG†	4,080	52,604
Deutsche Post AG	17,100	499,570
Deutsche Telekom AG	56,161	967,341
Deutsche Wohnen AG	5,147	117,947
E.ON SE	103,460	1,378,341
Evonik Industries	1,595	60,858
Fraport AG Frankfurt Airport Services Worldwide	628	39,445
Fresenius Medical Care AG & Co. KGaA	3,830	316,142
Fresenius SE & Co. KGaA	47,052	3,018,837
Fuchs Petrolub SE (Preference Shares)	1,213	51,232
GEA Group AG†	3,256	145,234
Hannover Rueck SE	1,058	102,370
HeidelbergCement AG	2,505	198,645
Hella KGaA Hueck & Co.†	34,578	1,666,870
Henkel AG & Co. KGaA	1,839	175,272
Henkel AG & Co. KGaA (Preference Shares)	3,140	352,163
Hugo Boss AG†	1,173	131,099
Infineon Technologies AG	19,933	247,334
K+S AG	3,069	129,280
Kabel Deutschland Holding AG†	381	50,971
LANXESS AG	1,624	95,758
Linde AG	3,301	625,252
MAN SE	637	65,612
Merck KGaA	2,286	227,789
Metro AG	2,865	90,328
Muenchener Rueckversicherungs-Gesellschaft AG	10,226	1,812,672
OSRAM Licht AG	1,577	75,520
Porsche Automobil Holding SE (Preference Shares)	2,708	228,147
ProSiebenSat.1 Media AG	3,883	191,773
RWE AG	8,652	186,017
SAP SE	17,282	1,206,104
Siemens AG	31,837	3,206,835
Symrise AG	2,204	136,788
Telefonica Deutschland Holding AG	202,610	1,167,798
ThyssenKrupp AG	125,174	3,256,404
TUI AG	8,034	130,021
United Internet AG	2,173	96,600
Volkswagen AG	618	142,997
Volkswagen AG (Preference Shares)	46,352	10,748,506
		61,940,505
Hong Kong — 2.2%
AIA Group, Ltd.	1,521,400	9,921,470
Bank of East Asia, Ltd.	22,800	99,712
BOC Hong Kong Holdings, Ltd.	65,000	271,688
Cathay Pacific Airways, Ltd.	20,000	49,177
CLP Holdings, Ltd.	32,500	275,880
Galaxy Entertainment Group, Ltd.	41,000	162,909
Hang Lung Properties, Ltd.	42,000	125,162
Hang Seng Bank, Ltd.	13,100	256,033
Henderson Land Development Co., Ltd.	20,350	139,796
Hong Kong & China Gas Co., Ltd.	119,570	251,124
Hong Kong Exchanges and Clearing, Ltd.	19,600	691,805
Hysan Development Co., Ltd.	11,000	47,610
Link REIT	40,000	234,534
Melco International Development	985,000	1,395,243
MTR Corp., Ltd.	24,500	113,942
New World Development Co., Ltd.	96,000	126,075
PCCW, Ltd.	71,000	42,317
Power Assets Holdings, Ltd.	24,000	218,588
Sino Land Co., Ltd.	58,000	97,121
SJM Holdings, Ltd.	38,000	41,032
Sun Hung Kai Properties, Ltd.	30,000	487,257
Swire Pacific, Ltd., Class A	10,000	125,846
Swire Properties, Ltd.	20,600	65,641
Techtronic Industries Co., Ltd.	25,000	82,242
Wharf Holdings, Ltd.	24,000	159,762
Wheelock & Co., Ltd.	18,000	92,304
		15,574,270
India — 0.2%
Infosys, Ltd. ADR	80,000	1,268,000
Ireland — 0.6%
Bank of Ireland†	486,749	196,440
CRH PLC	14,424	407,160
DCC PLC	21,182	1,664,111
James Hardie Industries PLC CDI	7,943	106,144
Kerry Group PLC, Class A	2,791	206,887
Permanent TSB Group Holdings PLC†	282,244	1,476,383
Ryanair Holdings PLC	2,761	36,383
		4,093,508

3

Isle of Man — 0.0%
Genting Singapore PLC	108,000	71,767
Israel — 0.2%
Azrieli Group	659	26,315
Bank Hapoalim BM	18,467	99,480
Bank Leumi Le-Israel BM†	23,176	98,011
Bezeq The Israeli Telecommunication Corp., Ltd.	34,453	58,701
Delek Group, Ltd.	81	23,888
Israel Chemicals, Ltd.	7,904	55,228
Israel Corp., Ltd.	46	16,223
Mizrahi Tefahot Bank, Ltd.	2,315	28,714
NICE Systems, Ltd.	991	63,022
Teva Pharmaceutical Industries, Ltd.	15,211	899,613
		1,369,195
Italy — 2.7%
Assicurazioni Generali SpA	20,603	371,183
Atlantia SpA	7,337	181,261
Banca Monte dei Paschi di Siena SpA†	3,847	7,488
Banca Popolare di Milano Scarl†	1,422,372	1,500,101
Banco Popolare SC†	6,426	105,741
Enel Green Power SpA	30,917	60,422
Enel SpA†	123,846	561,115
Eni SpA	116,146	2,061,406
EXOR SpA	1,748	83,446
Finmeccanica SpA†	7,142	89,814
Intesa Sanpaolo SpA	1,848,835	6,702,934
Intesa Sanpaolo SpA RSP	16,405	52,344
Luxottica Group SpA	2,973	197,707
Mediobanca SpA	10,691	104,826
Moncler SpA	46,109	854,345
Pirelli & C. SpA	4,229	71,381
Prysmian SpA	3,613	78,062
Saipem SpA†	4,706	49,710
Snam SpA	36,811	175,153
Telecom Italia SpA†	179,517	227,753
Telecom Italia SpA RSP	1,105,455	1,128,277
Terna Rete Elettrica Nazionale SpA	26,163	115,621
UniCredit SpA	501,734	3,370,132
Unione di Banche Italiane SCpA	15,127	121,339
UnipolSai SpA	16,152	40,012
World Duty Free SpA†	66,476	744,813
		19,056,386
Japan — 21.1%
ABC-Mart, Inc.	500	30,600
Acom Co., Ltd.†	7,300	28,034
Advantest Corp.	2,800	29,147
Aeon Co., Ltd.	11,400	161,846
AEON Financial Service Co., Ltd.	2,000	55,562
Aeon Mall Co., Ltd.	2,000	37,488
Air Water, Inc.	3,000	54,933
Aisin Seiki Co., Ltd.	34,800	1,481,456
Ajinomoto Co., Inc.	10,000	216,652
Alfresa Holdings Corp.†	3,100	48,279
Amada Holdings Co., Ltd.	6,000	63,439
ANA Holdings, Inc.	20,000	54,271
Aozora Bank, Ltd.	20,000	75,499
Asahi Glass Co., Ltd.	17,000	102,096
Asahi Group Holdings, Ltd.	6,800	216,276
Asahi Kasei Corp.	190,000	1,561,016
Asics Corp.	2,800	72,411
Astellas Pharma, Inc.	174,900	2,494,488
Bandai Namco Holdings, Inc.	3,200	61,916
Bank of Kyoto, Ltd.	6,000	69,126
Bank of Yokohama, Ltd.	94,000	576,512
Benesse Holdings, Inc.	1,100	27,593
Bridgestone Corp.	11,400	421,731
Brother Industries, Ltd.	4,400	62,341
Calbee, Inc.	1,300	54,811
Canon, Inc.	40,000	1,301,630
Casio Computer Co., Ltd.	3,600	71,068
Central Japan Railway Co.	13,000	2,348,041
Chiba Bank, Ltd.†	13,000	99,105
Chiyoda Corp.	2,000	17,715
Chubu Electric Power Co., Inc.	11,300	168,459
Chugai Pharmaceutical Co., Ltd.	4,000	138,089
Chugoku Bank, Ltd.†	2,800	44,179
Chugoku Electric Power Co., Inc.	5,200	75,885
Citizen Holdings Co., Ltd.	4,600	32,099
COLOPL, Inc.	1,000	20,207
Credit Saison Co., Ltd.	55,000	1,179,229
CyberAgent, Inc.	11,500	545,941
Dai Nippon Printing Co., Ltd.	9,000	92,989
Dai-ichi Life Insurance Co., Ltd.	19,200	377,536
Daicel Corp.	6,000	77,068
Daihatsu Motor Co., Ltd.	3,300	46,998
Daiichi Sankyo Co., Ltd.	11,200	207,189
Daikin Industries, Ltd.	4,100	295,109
Daito Trust Construction Co., Ltd.	1,200	124,329
Daiwa House Industry Co., Ltd.	12,000	279,740
Daiwa Securities Group, Inc.	29,000	217,337
Denso Corp.	8,500	423,385
Dentsu, Inc.	3,800	196,854
Don Quijote Holdings Co., Ltd.	2,000	85,141
East Japan Railway Co.	5,900	530,776
Eisai Co., Ltd.	4,400	295,383
Electric Power Development Co., Ltd.	2,500	88,348
FamilyMart Co., Ltd.	30,400	1,398,472
FANUC Corp.	3,600	737,737
Fast Retailing Co., Ltd.	1,000	453,977
Fuji Electric Co., Ltd.	9,000	38,755
Fuji Heavy Industries, Ltd.	10,300	379,396
FUJIFILM Holdings Corp.	8,100	289,458
Fujitsu, Ltd.	32,000	178,950
Fukuoka Financial Group, Inc.	13,000	67,451
GungHo Online Entertainment, Inc.	7,100	27,614
Gunma Bank, Ltd.†	6,000	44,319
Hachijuni Bank, Ltd.†	7,000	52,850
Hakuhodo DY Holdings, Inc.	4,200	44,991
Hamamatsu Photonics KK	27,500	811,170
Hankyu Hanshin Holdings, Inc.	20,000	118,152
Hikari Tsushin, Inc.	300	20,248
Hino Motors, Ltd.	4,500	55,669
Hirose Electric Co., Ltd.†	500	71,618
Hiroshima Bank, Ltd.†	8,000	47,849
Hisamitsu Pharmaceutical Co., Inc.	1,000	38,853

4

Hitachi Chemical Co., Ltd.†	1,800	32,475
Hitachi Construction Machinery Co., Ltd.	2,100	36,789
Hitachi High-Technologies Corp.	1,000	28,149
Hitachi Metals, Ltd.	5,000	76,848
Hitachi, Ltd.	85,000	560,346
Hokuhoku Financial Group, Inc.	21,000	49,589
Hokuriku Electric Power Co.†	2,900	43,221
Honda Motor Co., Ltd.	74,500	2,411,503
Hoya Corp.	7,500	300,711
Hulic Co., Ltd.†	4,200	37,269
Ibiden Co., Ltd.	2,400	40,593
Idemitsu Kosan Co., Ltd.	1,500	29,452
IHI Corp.	24,000	111,778
Iida Group Holdings Co., Ltd.	2,800	44,613
Inpex Corp.	447,300	5,085,737
Isetan Mitsukoshi Holdings, Ltd.	5,900	105,480
Isuzu Motors, Ltd.	10,300	135,288
ITOCHU Corp.	27,800	367,305
ITOCHU Techno-Solutions Corp.	800	19,937
Iyo Bank, Ltd.†	4,200	51,614
J. Front Retailing Co., Ltd.	3,900	73,421
Japan Airlines Co., Ltd.	2,100	73,269
Japan Airport Terminal Co., Ltd.	700	38,150
Japan Display, Inc.†	6,300	23,731
Japan Exchange Group, Inc.	4,600	149,406
Japan Prime Realty Investment Corp.	14	43,527
Japan Real Estate Investment Corp.	22	99,947
Japan Retail Fund Investment Corp.	42	84,045
Japan Tobacco, Inc.	19,400	691,210
JFE Holdings, Inc.	8,700	193,108
JGC Corp.	4,000	75,565
Joyo Bank, Ltd.	11,000	61,658
JSR Corp.	3,100	54,814
JTEKT Corp.	3,600	68,185
JX Holdings, Inc.	39,600	170,909
Kajima Corp.	14,000	65,776
Kakaku.com, Inc.	44,700	647,207
Kamigumi Co., Ltd.	3,000	28,190
Kaneka Corp.	5,000	36,565
Kansai Electric Power Co., Inc.†	12,400	137,339
Kansai Paint Co., Ltd.	4,000	62,001
Kao Corp.	9,100	423,306
Kawasaki Heavy Industries, Ltd.	25,000	116,640
KDDI Corp.	30,900	745,832
Keihan Electric Railway Co., Ltd.	8,000	46,607
Keikyu Corp.	8,000	60,400
Keio Corp.†	10,000	71,577
Keisei Electric Railway Co., Ltd.†	4,000	47,588
Keyence Corp.	7,500	4,048,290
Kikkoman Corp.	3,000	93,761
Kintetsu Group Holdings Co., Ltd.	31,000	105,626
Kirin Holdings Co., Ltd.	81,100	1,117,250
Kobe Steel, Ltd.	54,000	90,893
Koito Manufacturing Co., Ltd.	12,400	483,801
Komatsu, Ltd.	16,800	337,277
Konami Corp.	1,700	31,615
Konica Minolta, Inc.	8,000	93,410
Kubota Corp.	20,000	317,277
Kuraray Co., Ltd.	6,000	73,391
Kurita Water Industries, Ltd.	1,700	39,644
Kyocera Corp.	5,600	291,153
Kyowa Hakko Kirin Co., Ltd.	4,000	52,327
Kyushu Electric Power Co., Inc.†	7,500	87,020
Lawson, Inc.	1,100	75,320
LIXIL Group Corp.	4,600	91,335
M3, Inc.†	3,400	68,397
Mabuchi Motor Co., Ltd.	800	50,594
Makita Corp.	2,100	113,936
Marubeni Corp.	29,000	166,415
Marui Group Co., Ltd.	4,200	56,762
Maruichi Steel Tube, Ltd.	800	19,872
Mazda Motor Corp.	9,300	182,223
McDonald’s Holdings Co. Japan, Ltd.	1,100	23,234
Medipal Holdings Corp.†	2,400	39,162
MEIJI Holdings Co., Ltd.	1,000	129,101
Minebea Co., Ltd.	5,000	82,567
Miraca Holdings, Inc.	16,200	810,099
Mitsubishi Chemical Holdings Corp.	23,800	149,838
Mitsubishi Corp.	86,600	1,904,867
Mitsubishi Electric Corp.	251,000	3,244,532
Mitsubishi Estate Co., Ltd.	127,000	2,735,919
Mitsubishi Gas Chemical Co., Inc.	6,000	33,632
Mitsubishi Heavy Industries, Ltd.	727,000	4,423,719
Mitsubishi Logistics Corp.†	2,000	26,278
Mitsubishi Materials Corp.	19,000	72,966
Mitsubishi Motors Corp.	105,800	900,793
Mitsubishi Tanabe Pharma Corp.	4,000	59,975
Mitsubishi UFJ Financial Group, Inc.	790,100	5,679,863
Mitsubishi UFJ Lease & Finance Co., Ltd.†	103,200	564,971
Mitsui & Co., Ltd.	30,200	410,242
Mitsui Chemicals, Inc.	14,000	52,049
Mitsui Fudosan Co., Ltd.	33,000	924,059
Mitsui OSK Lines, Ltd.	19,000	60,857
Mixi, Inc.	700	34,775
Mizuho Financial Group, Inc.	409,600	886,906
Mori Hills REIT Investment Corp	1,816	2,350,406
MS&AD Insurance Group Holdings, Inc.	9,200	286,633
Murata Manufacturing Co., Ltd.	3,500	610,859
Nabtesco Corp.	2,000	50,170
Nagoya Railroad Co., Ltd.	15,000	56,134
NEC Corp.	48,000	145,508
Nexon Co., Ltd.	2,300	31,648
NGK Insulators, Ltd.	5,000	128,897
NGK Spark Plug Co., Ltd.	262,700	7,287,384
NH Foods, Ltd.†	4,000	91,318
NHK Spring Co., Ltd.	2,700	29,761
Nidec Corp.	3,800	284,569
Nikon Corp.	6,000	69,420
Nintendo Co., Ltd.	1,900	317,792
Nippon Building Fund, Inc.	24	105,111
Nippon Electric Glass Co., Ltd.	8,000	40,528
Nippon Express Co., Ltd.	14,000	68,865
Nippon Paint Holdings Co., Ltd.	3,000	84,692
Nippon Prologis REIT, Inc.	26	47,885

5

Nippon Steel & Sumitomo Metal Corp.	134,000	347,523
Nippon Telegraph & Telephone Corp.	219,800	7,962,441
Nippon Yusen KK	207,000	576,762
Nissan Motor Co., Ltd.	43,900	457,348
Nisshin Seifun Group, Inc.†	3,600	47,888
Nissin Foods Holdings Co., Ltd.	1,000	43,878
Nitori Holdings Co., Ltd.	1,300	106,010
Nitto Denko Corp.	2,900	238,379
NOK Corp.†	1,700	52,784
Nomura Holdings, Inc.	64,600	438,426
Nomura Real Estate Holdings, Inc.	2,400	50,398
Nomura Research Institute, Ltd.	1,900	74,364
NSK, Ltd.	9,000	139,061
NTT Data Corp.	2,200	96,172
NTT DOCOMO, Inc.	26,900	515,207
NTT Urban Development Corp.	2,200	21,895
Obayashi Corp.	11,000	80,263
Odakyu Electric Railway Co., Ltd.	11,000	102,733
Oji Holdings Corp.†	14,000	60,857
Olympus Corp.	4,200	145,165
Omron Corp.	3,400	147,796
Ono Pharmaceutical Co., Ltd.	1,400	152,944
Oracle Corp. Japan	600	25,101
Oriental Land Co., Ltd.	3,600	229,881
ORIX Corp.	23,700	352,639
Osaka Gas Co., Ltd.	32,000	126,368
Otsuka Corp.	800	37,390
Otsuka Holdings Co., Ltd.	6,900	220,077
Panasonic Corp.	113,600	1,560,799
Park24 Co., Ltd.	1,600	27,415
Rakuten, Inc.	14,100	227,828
Recruit Holdings Co., Ltd.	24,600	750,754
Resona Holdings, Inc.	39,000	213,029
Ricoh Co., Ltd.	12,800	132,827
Rinnai Corp.	600	47,310
Rohm Co., Ltd.	1,700	114,042
Sankyo Co., Ltd.	800	28,337
Sanrio Co., Ltd.	800	21,735
Santen Pharmaceutical Co., Ltd.	6,500	92,042
SBI Holdings, Inc.	3,900	53,727
Secom Co., Ltd.	3,600	233,705
Sega Sammy Holdings, Inc.	3,300	43,143
Seibu Holdings, Inc.	2,100	48,663
Seiko Epson Corp.	5,000	88,696
Sekisui Chemical Co., Ltd.	390,000	4,789,558
Sekisui House, Ltd.	10,500	166,785
Seven & I Holdings Co., Ltd.	13,300	571,622
Seven Bank, Ltd.	350,703	1,624,779
Sharp Corp.†	27,000	32,872
Shikoku Electric Power Co., Inc.	3,100	46,430
Shimadzu Corp.	4,000	54,353
Shimamura Co., Ltd.	300	31,523
Shimano, Inc.	1,400	191,036
Shimizu Corp.	10,000	84,242
Shin-Etsu Chemical Co., Ltd.	91,700	5,693,739
Shinsei Bank, Ltd.	32,000	64,583
Shionogi & Co., Ltd.	5,300	205,487
Shiseido Co., Ltd.	6,300	143,003
Shizuoka Bank, Ltd.†	9,000	94,056
Showa Shell Sekiyu KK	3,300	28,852
SMC Corp.	1,000	301,222
SoftBank Corp.	36,900	2,173,568
Sompo Japan Nipponkoa Holdings, Inc.	5,800	212,859
Sony Corp.†	47,400	1,340,647
Sony Financial Holdings, Inc.	61,200	1,073,132
Stanley Electric Co., Ltd.	2,500	52,131
Sumco Corp.	321,386	4,025,695
Sumitomo Chemical Co., Ltd.	26,000	156,359
Sumitomo Corp.	127,000	1,477,697
Sumitomo Dainippon Pharma Co., Ltd.	2,800	30,863
Sumitomo Electric Industries, Ltd.	13,400	207,704
Sumitomo Heavy Industries, Ltd.	9,000	52,506
Sumitomo Metal Mining Co., Ltd.	170,000	2,588,512
Sumitomo Mitsui Financial Group, Inc.	22,500	1,003,616
Sumitomo Mitsui Trust Holdings, Inc.	475,000	2,175,798
Sumitomo Realty & Development Co., Ltd.	6,000	210,491
Sumitomo Rubber Industries, Ltd.	69,000	1,069,518
Suntory Beverage & Food, Ltd.	2,400	95,600
Suruga Bank, Ltd.†	3,000	64,395
Suzuken Co., Ltd.	1,300	41,639
Suzuki Motor Corp.	45,500	1,537,300
Sysmex Corp.	2,500	149,120
T&D Holdings, Inc.	10,200	152,102
Taiheiyo Cement Corp.	20,000	58,504
Taisei Corp.	18,000	103,395
Taisho Pharmaceutical Holdings Co., Ltd.	500	33,787
Taiyo Nippon Sanso Corp.	3,000	36,303
Takashimaya Co., Ltd.	5,000	45,349
Takeda Pharmaceutical Co., Ltd.	50,200	2,424,580
TDK Corp.	2,100	160,780
Teijin, Ltd.	16,000	62,099
Terumo Corp.	5,400	129,589
THK Co., Ltd.†	55,500	1,199,926
Tobu Railway Co., Ltd.†	17,000	73,065
Toho Co., Ltd.	1,900	47,273
Toho Gas Co., Ltd.	7,000	41,467
Tohoku Electric Power Co., Inc.	7,900	107,025
Tokio Marine Holdings, Inc.	61,000	2,538,988
Tokyo Electric Power Co., Inc.†	25,900	141,155
Tokyo Electron, Ltd.	14,800	936,844
Tokyo Gas Co., Ltd.	41,000	217,755
Tokyo Tatemono Co., Ltd.	3,500	48,617
Tokyu Corp.	19,000	127,303
Tokyu Fudosan Holdings Corp.	8,500	65,564
TonenGeneral Sekiyu KK	4,000	37,227
Toppan Printing Co., Ltd.	9,000	75,303
Toray Industries, Inc.	25,000	211,525
Toshiba Corp.	71,000	244,237
Tosoh Corp.	58,000	360,649
TOTO, Ltd.	5,000	90,125
Toyo Seikan Group Holdings, Ltd.†	2,800	44,888
Toyo Suisan Kaisha, Ltd.	1,000	36,483

6

Toyoda Gosei Co., Ltd.†	1,100	26,542
Toyota Industries Corp.	2,800	159,693
Toyota Motor Corp.	93,900	6,293,759
Toyota Tsusho Corp.	3,800	101,998
Trend Micro, Inc.	1,800	61,625
Unicharm Corp.	6,500	154,527
United Urban Investment Corp.	44	62,233
USS Co., Ltd.	3,800	68,620
Wacom Co., Ltd.	51,000	185,439
West Japan Railway Co.	2,800	179,254
Yahoo Japan Corp.	25,100	101,315
Yakult Honsha Co., Ltd.	1,500	88,981
Yamada Denki Co., Ltd.	11,800	47,244
Yamaguchi Financial Group, Inc.	3,000	37,382
Yamaha Corp.	2,900	58,528
Yamaha Motor Co., Ltd.	4,800	104,993
Yamato Holdings Co., Ltd.	6,100	118,102
Yamazaki Baking Co., Ltd.	2,000	33,321
Yaskawa Electric Corp.	4,200	53,811
Yokogawa Electric Corp.	3,700	47,586
Yokohama Rubber Co., Ltd.	1,500	30,126
		147,963,204
Jersey — 2.7%
Experian PLC	17,594	320,401
Glencore PLC	1,338,181	5,367,981
Kennedy Wilson Europe Real Estate PLC	225,261	4,020,773
Petrofac, Ltd.	4,581	66,616
Randgold Resources, Ltd.	1,555	104,695
Shire PLC	31,536	2,524,620
Shire PLC ADR	6,900	1,666,281
Wolseley PLC	4,608	294,174
WPP PLC	191,141	4,282,710
		18,648,251
Luxembourg — 1.4%
Altice SA†	1,537	211,706
ArcelorMittal	17,669	172,025
BRAAS Monier Building Group SA	25,010	683,119
L’Occitane International SA	1,262,230	3,598,672
Millicom International Cellular SA SDR	1,162	85,715
RTL Group SA	910	82,236
Samsonite International SA	1,448,900	4,990,696
SES SA FDR	5,328	178,999
Subsea 7 SA†	4,922	48,181
Tenaris SA	8,368	112,695
		10,164,044
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	123,000	37,443
Mexico — 0.3%
America Movil SAB de CV, Series L ADR	43,500	926,985
Cemex SAB de CV ADR†	129,059	1,182,180
		2,109,165
Netherlands — 2.5%
Aegon NV	32,014	235,274
Airbus Group SE	10,409	675,380
Akzo Nobel NV	4,348	316,388
ASML Holding NV	17,321	1,790,066
Boskalis Westminster NV	1,520	74,392
CNH Industrial NV	36,620	333,955
Delta Lloyd NV	3,472	56,997
Fiat Chrysler Automobiles NV†	15,919	233,199
Gemalto NV	1,398	124,498
Heineken Holding NV	1,795	125,973
Heineken NV	4,071	308,939
ING Groep NV CVA	225,872	3,729,355
Koninklijke Ahold NV	15,862	297,087
Koninklijke DSM NV	3,031	175,714
Koninklijke KPN NV	56,697	216,806
Koninklijke Philips NV	67,742	1,723,415
Koninklijke Vopak NV	1,243	62,726
LyondellBasell Industries NV, Class A	21,283	2,203,216
NN Group NV	3,361	94,481
OCI NV†	1,485	41,968
QIAGEN NV†	4,660	114,476
Randstad Holding NV	2,231	145,279
Reed Elsevier NV	11,622	275,655
STMicroelectronics NV	11,298	92,640
TNT Express NV	7,705	65,361
Unilever NV CVA	101,199	4,214,453
Wolters Kluwer NV†	5,343	158,715
		17,886,408
New Zealand — 0.0%
Auckland International Airport, Ltd.	16,188	54,136
Contact Energy, Ltd.	6,133	20,822
Fletcher Building, Ltd.	12,179	67,015
Meridian Energy, Ltd.	22,369	32,742
Mighty River Power, Ltd.	12,240	23,142
Ryman Healthcare, Ltd.	6,815	36,576
Spark New Zealand, Ltd.	32,961	62,429
		296,862
Norway — 0.9%
DNB ASA	159,634	2,663,129
Gjensidige Forsikring ASA	3,495	56,345
Norsk Hydro ASA	23,862	100,586
Orkla ASA	14,490	114,028
Statoil ASA	111,254	1,987,983
Storebrand ASA†	206,845	853,187
Telenor ASA	13,290	291,210
Yara International ASA	3,185	165,903
		6,232,371
Portugal — 0.1%
Banco Comercial Portugues SA†	621,807	54,071
Banco Espirito Santo SA†(2)	59,101	3,953
EDP - Energias de Portugal SA	41,021	155,718
Galp Energia SGPS SA	6,877	80,655

7

Jeronimo Martins SGPS SA	4,444	56,976
		351,373
Singapore — 1.4%
Ascendas Real Estate Investment Trust	36,000	65,753
Avago Technologies, Ltd.	14,700	1,954,071
CapitaLand Commercial Trust	37,000	42,856
CapitaLand Mall Trust	42,000	67,045
CapitaLand, Ltd.	45,000	116,939
City Developments, Ltd.	7,000	50,830
ComfortDelGro Corp., Ltd.	35,000	81,338
DBS Group Holdings, Ltd.	135,500	2,081,520
Global Logistic Properties, Ltd.	57,000	107,072
Hutchison Port Holdings Trust	99,000	62,370
Jardine Cycle & Carriage, Ltd.	1,000	24,576
Kenon Holdings, Ltd.†	322	6,433
Keppel Corp., Ltd.	26,000	158,681
Oversea-Chinese Banking Corp., Ltd.	52,000	393,036
Sembcorp Industries, Ltd.	176,400	509,482
Sembcorp Marine, Ltd.	15,000	31,629
Singapore Airlines, Ltd.	9,000	71,701
Singapore Exchange, Ltd.	15,000	87,203
Singapore Press Holdings, Ltd.	26,000	78,762
Singapore Technologies Engineering, Ltd.	26,000	63,704
Singapore Telecommunications, Ltd.	140,000	441,772
StarHub, Ltd.	10,000	29,328
Suntec Real Estate Investment Trust	43,000	55,073
United Overseas Bank, Ltd.	126,900	2,173,652
UOL Group, Ltd.†	9,000	46,241
Wilmar International, Ltd.	390,100	950,015
Yangzijiang Shipbuilding Holdings, Ltd.	36,000	37,822
		9,788,904
South Korea — 0.5%
NAVER Corp.†	974	553,603
Samsung Electronics Co., Ltd.	2,336	2,655,473
		3,209,076
Spain — 1.8%
Abertis Infraestructuras SA	7,885	129,310
Acerinox SA	43,678	604,297
ACS Actividades de Construccion y Servicios SA	3,116	100,239
Aena SA†*	1,191	124,467
Amadeus IT Holding SA, Class A	7,929	316,061
Banco Bilbao Vizcaya Argentaria SA	357,024	3,499,463
Banco de Sabadell SA	86,056	207,709
Banco Popular Espanol SA	31,834	154,240
Banco Santander SA	252,419	1,762,747
Bankia SA	81,553	103,466
Bankinter SA	11,895	87,908
CaixaBank SA	40,564	187,946
Distribuidora Internacional de Alimentacion SA	10,927	83,446
Enagas SA	3,576	97,256
Endesa SA	5,540	106,016
Ferrovial SA†	7,337	159,094
Gas Natural SDG SA	6,178	140,093
Grifols SA	2,646	106,580
Iberdrola SA	95,323	642,088
Inditex SA	19,319	627,934
International Consolidated Airlines Group SA†	14,490	112,691
Mapfre SA	16,463	56,658
Red Electrica Corp. SA	1,908	152,898
Repsol SA	18,494	324,734
Telefonica SA†	179,531	2,551,913
Zardoya Otis SA†	3,001	32,687
		12,471,941
Sweden — 1.9%
Alfa Laval AB	5,547	97,626
Assa Abloy AB, Class B	17,745	334,143
Atlas Copco AB, Class A	11,877	332,390
Atlas Copco AB, Class B†	6,902	171,929
Boliden AB	4,836	88,146
Electrolux AB, Series B	4,277	134,039
Elekta AB, Series B	84,065	527,317
Getinge AB, Class B	3,557	85,601
Hennes & Mauritz AB, Class B	16,848	648,731
Hexagon AB, Class B	61,643	2,233,763
Husqvarna AB, Class B	7,236	54,511
ICA Gruppen AB	1,369	48,568
Industrivarden AB, Class C†	2,908	54,794
Investment AB Kinnevik, Class B	4,170	131,843
Investor AB, Class B	8,094	301,602
Lundin Petroleum AB†	3,827	65,554
Nordea Bank AB†	157,209	1,960,881
Sandvik AB	18,887	208,809
Securitas AB, Class B	5,481	72,464
Skandinaviska Enskilda Banken AB, Class A	26,993	345,152
Skanska AB, Class B	6,735	136,490
SKF AB, Class B	6,970	158,993
Svenska Cellulosa AB SCA, Class B	10,444	265,577
Svenska Handelsbanken AB, Class A	134,621	1,964,950
Swedbank AB, Class A	81,423	1,898,595
Swedish Match AB	3,564	101,376
Tele2 AB, Class B	5,553	64,574
Telefonaktiebolaget LM Ericsson, Class B	53,922	558,744
TeliaSonera AB	46,152	271,739
Volvo AB, Class B	27,216	337,826
		13,656,727
Switzerland — 7.4%
ABB, Ltd.	100,405	2,102,711
Actelion, Ltd.	1,823	266,738
Adecco SA	3,026	245,653
Aryzta AG	1,544	76,131
Baloise Holding AG	843	102,788
Barry Callebaut AG	40	45,564
Chocoladefabriken Lindt & Sprungli AG	2	125,098

8

Chocoladefabriken Lindt & Sprungli AG (Participation Certificate)	17	89,896
Cie Financiere Richemont SA	83,587	6,799,071
Coca-Cola HBC AG CDI	3,533	75,941
Credit Suisse Group AG	75,216	2,067,545
EMS-Chemie Holding AG	146	61,682
GAM Holding AG	73,251	1,539,528
Geberit AG	678	226,036
Givaudan SA	163	282,084
Holcim, Ltd.	4,054	299,188
Julius Baer Group, Ltd.	3,962	222,265
Kuehne & Nagel International AG	954	126,629
Lonza Group AG	936	125,040
Nestle SA	128,297	9,262,578
Novartis AG	88,410	8,713,815
Panalpina Welttransport Holding AG	43,148	5,445,707
Pargesa Holding SA	549	36,935
Partners Group Holding AG	306	91,478
Roche Holding AG	27,495	7,704,893
Schindler Holding AG(AQXE)	350	57,163
Schindler Holding AG(SIX)	779	127,396
SGS SA	96	175,171
Sika AG	37	130,516
Sonova Holding AG	4,697	635,008
Sulzer AG	433	44,530
Swatch Group AG(XEGT)	549	213,799
Swatch Group AG(TRQX)	891	66,900
Swiss Life Holding AG	566	129,612
Swiss Prime Site AG	988	74,976
Swiss Re AG	6,233	551,667
Swisscom AG	454	254,448
Syngenta AG	1,650	670,624
Transocean, Ltd.	7,080	114,498
UBS Group AG	64,649	1,371,185
Zurich Insurance Group AG	2,655	808,185
		51,560,672
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,244,000	5,664,717
Turkey — 0.1%
Turkiye Halk Bankasi AS	217,470	1,002,110
United Arab Emirates — 0.0%
Orascom Construction, Ltd.†	742	9,602
United Kingdom — 19.3%
3i Group PLC	17,284	140,268
Aberdeen Asset Management PLC	16,352	103,800
Admiral Group PLC	3,466	75,535
Aggreko PLC	4,561	103,126
Alent PLC	350,256	2,035,707
Amec Foster Wheeler PLC	6,909	88,746
Anglo American PLC	24,727	356,858
Antofagasta PLC	64,939	703,534
ARM Holdings PLC	279,917	4,560,929
Ashtead Group PLC	8,893	153,565
Associated British Foods PLC	6,323	285,234
AstraZeneca PLC	22,357	1,411,812
Auto Trader Group PLC†*	275,650	1,320,568
Aviva PLC	334,953	2,592,002
Babcock International Group PLC	4,363	74,038
BAE Systems PLC	55,947	396,635
Barclays PLC	291,348	1,192,518
Barclays PLC ADR	58,700	965,028
Barratt Developments PLC	17,416	168,157
BG Group PLC	60,421	1,005,852
BHP Billiton PLC	108,451	2,128,341
BP PLC	320,798	2,117,782
British American Tobacco PLC	32,724	1,755,910
British Land Co. PLC	17,204	214,497
BT Group PLC	147,184	1,041,145
Bunzl PLC	5,873	160,382
Burberry Group PLC	7,862	194,068
Capita PLC	11,711	227,803
Carnival PLC	3,250	165,912
Centrica PLC	87,250	361,648
Close Brothers Group PLC†	15,594	374,392
Cobham PLC	20,111	83,107
Compass Group PLC	154,086	2,549,393
Croda International PLC	2,416	104,470
Diageo PLC	219,513	6,349,789
Direct Line Insurance Group	338,929	1,788,278
Dixons Carphone PLC	17,307	123,323
easyJet PLC†	2,815	68,381
Fresnillo PLC	3,956	43,138
G4S PLC	27,548	116,263
GKN PLC	361,376	1,899,331
GlaxoSmithKline PLC	85,965	1,786,334
GlaxoSmithKline PLC ADR	28,300	1,178,695
Hammerson PLC	14,065	136,023
Hargreaves Lansdown PLC	4,184	75,800
HSBC Holdings PLC	337,945	3,027,209
ICAP PLC	9,661	80,377
IMI PLC	4,851	85,749
Imperial Tobacco Group PLC	16,976	818,078
Indivior PLC†	844,371	2,982,462
Informa PLC	54,223	465,607
Inmarsat PLC	7,493	107,785
InterContinental Hotels Group PLC	4,161	167,764
Intertek Group PLC	2,876	110,713
Intu Properties PLC	16,195	78,273
Investec PLC	9,813	88,195
ITV PLC	67,841	280,665
J Sainsbury PLC	22,159	92,370
Johnson Matthey PLC	3,638	173,658
Kingfisher PLC	315,018	1,719,038
Land Securities Group PLC	13,927	263,469
Legal & General Group PLC	105,161	411,268
Liberty Global PLC, Class A†	127,944	6,917,932
Lloyds Banking Group PLC	5,163,572	6,915,745
London Stock Exchange Group PLC	26,847	999,745
Lonmin PLC†	2,012	3,538
Marks & Spencer Group PLC	181,245	1,526,427
Meggitt PLC	14,141	103,630
Melrose Industries PLC	17,526	68,156
Merlin Entertainments PLC*	11,582	77,725
Mondi PLC	6,443	138,794

9

National Grid PLC	248,163	3,186,476
Next PLC	2,566	300,371
Old Mutual PLC	87,024	275,524
Pearson PLC	14,466	273,893
Persimmon PLC	66,827	2,073,788
Prudential PLC	350,475	8,439,229
Reckitt Benckiser Group PLC	71,692	6,182,015
Reed Elsevier PLC	20,153	327,737
Rexam PLC	12,564	108,971
Rio Tinto PLC	22,531	925,404
Rolls-Royce Holdings PLC	174,731	2,388,551
Rolls-Royce Holdings PLC, Class C†	7,336,413	11,527
Royal Bank of Scotland Group PLC†	234,264	1,293,827
Royal Dutch Shell PLC ADR	60,300	3,458,205
Royal Dutch Shell PLC, Class A(TRQX)	68,518	1,923,326
Royal Dutch Shell PLC, Class A(CHIX)	75,156	2,125,692
Royal Dutch Shell PLC, Class B	43,225	1,227,265
Royal Mail PLC	11,430	92,401
RSA Insurance Group PLC	169,555	1,058,194
SABMiller PLC†	134,252	6,969,571
Sage Group PLC	18,932	152,453
Schroders PLC	2,230	111,284
Segro PLC	12,988	82,813
Severn Trent PLC	4,214	137,788
Sky PLC	111,750	1,820,839
Smith & Nephew PLC	15,805	266,713
Smiths Group PLC	7,043	124,939
Sports Direct International PLC†	4,745	53,568
SSE PLC	75,523	1,822,702
Standard Chartered PLC	114,834	1,838,611
Standard Life PLC	34,627	241,570
Tate & Lyle PLC	8,358	68,223
Taylor Wimpey PLC	57,088	166,662
Tesco PLC	504,178	1,683,799
Travis Perkins PLC	4,377	145,112
Tullow Oil PLC	16,094	85,902
Unilever PLC	120,213	5,156,551
United Utilities Group PLC	12,015	168,397
Vodafone Group PLC	1,454,875	5,254,307
Vodafone Group PLC ADR	60,700	2,212,515
Weir Group PLC	3,776	100,684
Whitbread PLC	3,213	249,695
William Hill PLC	15,378	97,400
WM Morrison Supermarkets PLC	36,813	104,579
		135,271,562
United States — 0.1%
Autoliv, Inc.†	4,960	579,176
Total Common Stocks (cost $655,493,053)		691,135,031
EXCHANGE-TRADED FUNDS — 0.5%
WisdomTree India Earnings Fund (cost $2,964,731)	156,556	3,392,568
RIGHTS — 0.0%
Singapore — 0.0%
Jardine Cycle & Carriage, Ltd Expires 07/15/2015 (subscription price 0.26 SGD).†	111	586
Spain — 0.0%
Zardoya Otis SA Expires 07/02/2015	3,001	1,309
Total Rights (cost $1,260)		1,895
Total Long-Term Investment Securities (cost $658,459,044)		694,529,494

SHORT-TERM INVESTMENT SECURITIES — 0.1%
T. Rowe Price Reserve Investment Fund 0.01%(5) (cost $910,968)	910,968	910,968
REPURCHASE AGREEMENTS — 0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.0%, dated 06/30/2015, to be repurchased 07/01/2015 in the amount $1,765,000 collateralized by $1,880,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.0% due 11/02/2022 and having an approximate value of $1,803,488	$1,765,000	1,765,000
State Street Bank & Trust Co. Joint Repurchase Agreement)(4)	512,000	512,000
Total Repurchase Agreements (cost $2,277,000)		2,277,000
TOTAL INVESTMENTS — (cost $661,647,012)(1)	99.5%	697,717,462
Other assets less liabilities	0.5	3,573,561
NET ASSETS —	100.0%	$701,291,023

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2015, the aggregate value of these securities was $4,172,452 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

10

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(3)	Illiquid security. At June 30, 2015 the aggregate value of these securities was $0 representing 0.0%% of net assets.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	The rate shown is the 7-day yield as of June 30, 2015
ADR	— American Depository Receipt
AQXE	— Aquis Exchange
CDI	— Chess Depository Receipt
CHIX	— Chi X Europe Exchange
CVA	— Certification Van Aandelen (Dutch Cert.)
FDR	— Fiduciary Depository Receipt
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	— Swedish Depository Receipy
SGD	— Singapore Dollar
SIX	— Swiss Stock Exchange
TRQX	— Turquoise Stock Exchange
XEGT	— Equiduct Stock Exchange

Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2015	(Depreciation)
27	Long	MSCI E-Mini Index	September 2015	$2,541,962	$2,475,900	$(66,062)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$33,534,593	$—	$0	$33,534,593
Portugal	347,420	—	3,953	351,373
United Kingdom	135,260,035	11,527	—	135,271,562
Other Countries	521,977,503	—	—	521,977,503
Exchange-Traded Funds	3,392,568	—	—	3,392,568
Rights	1,895	—	—	1,895
Short-Term Investment Securities	910,968	—	—	910,968
Repurchase Agreements	—	2,277,000	—	2,277,000
Total Investments at Value	$695,424,982	$2,288,527	$3,953	$697,717,462

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$66,062	$—	$—	$66,062

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $643,190,649 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

11

Seasons Series Trust Diversified Fixed Income Portfolio

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares Principal Amount(15)	Value (Note 1)
ASSET BACKED SECURITIES — 11.1%
Diversified Financial Services — 11.1%
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.46% due 11/25/2035(1)	$305,113	$278,255
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6a21 0.69% due 01/25/2036(1)	190,234	164,571
Alternative Loan Trust FRS Series 2006-29T1, Class 1A4 0.59% due 10/25/2036(1)	330,058	237,744
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	296,537	259,471
American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	219,000	220,137
American Home Mtg. Assets FRS Series 2006-2, Class 2A1 0.38% due 09/25/2046(1)	232,622	171,100
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.10% due 10/25/2046(1)	83,462	61,678
AmeriCredit Automobile Receivables Trust Series 2015-2,Class C 2.40% due 01/08/2021	178,000	177,885
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	160,000	163,067
AMMC CLO FRS Series 2014-14A, Class A1L 1.73% due 07/27/2026*(2)	1,190,000	1,188,929
Apidos CLO FRS Series 2014-17A, Class A1A 1.77% due 04/17/2026*(2)	1,315,000	1,313,816
Apidos CLO XVI FRS Series 2013-16A, Class A1 1.73% due 01/19/2025*(2)	795,000	794,285
Apidos CLO XX FRS Series 2015-20A, Class A1 1.77% due 01/16/2027*(2)	1,305,000	1,305,783
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	124,000	125,686
ARES XXIX CLO, Ltd. FRS Series 2014-1A, Class A1 1.80% due 04/17/2026*(2)	1,215,000	1,215,121
ARES XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.13% due 04/20/2023*(2)	1,059,586	1,056,725
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.76% due 10/25/2034	237,227	221,768
Atlas Senior Loan Fund, Ltd. FRS Series 2014-6A, Class A 1.82% due 10/15/2026*(2)	1,105,000	1,104,447
Atlas Senior Loan Fund V, Ltd. FRS Series 2014-1A, Class A 1.83% due 07/16/2026*(2)	540,000	540,000
Atrium CDO Corp. FRS Series 7AR, Class BR 2.03% due 11/16/2022*(2)	505,000	501,314
Atrium Corp. FRS Series 11-A, Class B 2.43% due 10/23/2025*(2)	1,520,000	1,518,936
Avalon IV Capital, Ltd. FRS Series 2012-1AR, Class BR 2.12% due 04/17/2023*(2)	485,000	484,418
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.87% due 12/05/2032*(3)	1,425,000	1,500,898
Avery Point CLO, Ltd. FRS Series 2014-1A, Class A 1.80% due 04/25/2026*(2)	1,205,000	1,204,879
B2R Mtg. Trust Series 2015-1,Class A1 2.52% due 05/15/2048*	151,377	150,574
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	191,000	190,353
Babson CLO, Ltd. FRS Series 2014-IA, Class A1 1.77% due 07/20/2025*(2)	295,000	294,912
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.94% due 02/10/2051(3)	759,305	814,595
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.25% due 01/25/2037(1)	25,972	17,030
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.42% due 02/20/2047(1)	610,995	530,049
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(3)	1,155,000	1,149,041
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.36% due 01/25/2037(1)	32,005	25,436
Bear Stearns ALT-A Trust FRS Series 2006-3, Class 1A1 0.57% due 05/25/2036(1)	161,157	130,096
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.67% due 02/25/2036(1)	87,749	72,082
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 0.69% due 01/25/2036(1)	279,612	229,973
Bear Stearns Alt-A Trust FRS Series 2005-9, Class 11A1 0.71% due 11/25/2035(1)	139,701	119,265
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2005-T20, Class A4A 5.26% due 10/12/2042(3)	18,504	18,540

Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T26, Class A4 5.47% due 01/12/2045(3)	26,992	28,476
Bear Stearns Commercial Mtg. Securities Trust Series 2006-T24, Class A4 5.54% due 10/12/2041(3)	271,259	281,865
Bear Stearns Mtg. Funding FRS Series 2006-AR3, Class 1A1 0.37% due 10/25/2036(1)	122,966	98,035
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.39% due 02/25/2037(1)	280,212	211,451
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39% due 09/20/2018	319,000	318,990
Carlyle Global Market Strategies FRS Series 2015-2A,Class A1 1.74% due 04/27/2027*(2)	1,355,000	1,355,135
Cent CLO, Ltd. FRS Series 2014-21A, Class A1A 1.77% due 07/27/2026*(2)	820,000	819,836
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	320,000	314,466
CHL Mtg. Pass-Through Trust FRS Series 2007-HY1, Class 1A1 2.66% due 04/25/2037(1)	57,598	53,611
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.76% due 05/24/2026*(2)	1,495,000	1,492,309
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.78% due 04/18/2025*(2)	1,285,000	1,284,229
CIFC Funding, Ltd. FRS Series 2012-1AR, Class A2R 2.38% due 08/14/2024*(2)	1,085,000	1,093,246
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	214,000	213,901
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.29% due 07/10/2047(3)(4)	4,389,161	326,224
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.32% due 04/10/2048(3)(4)	3,712,769	299,245
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(3)	303,000	311,359
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(3)	494,000	508,007
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(3)	602,000	622,046
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(3)	610,000	637,987
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(3)	615,000	651,835
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(3)	1,110,000	1,186,379
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(3)	870,000	948,029
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.35% due 12/10/2049(3)	316,644	341,405
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(3)	1,190,000	1,239,911
CLI Funding V LLC Series 2014-2A, Class A 3.38% due 10/18/2029*	116,667	117,276
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.24% due 12/10/2049(3)	893,441	946,401
Commercial Mtg. Trust Series 2012-CR5, Class A4 2.77% due 12/10/2045(3)	45,000	44,537
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(3)	348,000	358,178
Commercial Mtg. Trust Series 2012-CR4, Class A3 2.85% due 10/15/2045(3)	1,065,000	1,060,594
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(3)	454,000	466,237
Commercial Mtg. Trust Series 2013-CR8, Class A4 3.33% due 06/10/2046(3)	425,000	435,197
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(3)	775,000	807,129
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(3)	1,135,000	1,165,874
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(3)	660,000	696,956
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(3)	605,000	639,311
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(3)	900,000	954,023
Commercial Mtg. Trust Series 2013-CR9, Class A3 4.02% due 07/10/2045(3)	130,000	139,105

Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(3)	675,000	717,702
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(3)	845,000	906,606
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(3)	134,108	137,268
Consumer Credit Origination Loan Trust Series 2015-1, CALW, Class A 2.82% due 03/15/2021*	327,658	329,596
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(3)	398,000	399,495
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.46% due 01/25/2036(1)	101,610	90,387
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.51% due 11/25/2035(1)	89,530	73,220
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 0.99% due 12/25/2035(1)	205,146	168,180
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	296,307	261,986
Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(1)	377,089	262,797
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 0.53% due 03/25/2035(1)	116,184	95,698
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB3, Class 2A2A 2.48% due 06/20/2035(1)	212,393	202,869
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB7, Class 6A1 4.74% due 11/20/2035(1)	58,441	52,088
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	49,608	50,236
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	625,000	625,149
Credit Acceptance Auto Loan Trust Series 2014-2A, Class A 1.88% due 03/15/2022*	1,215,000	1,218,995
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(3)	42,615	42,600
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.05% due 06/15/2057(3)(4)	10,433,020	647,911
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A1 1.68% due 04/15/2050(3)	210,843	211,488
CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.22% due 08/15/2048(3)	74,465	77,448
CWHL Mtg. Pass Through Trust FRS Series 2007-HY4, Class 1A1 2.55% due 09/25/2047(1)	387,526	345,118
CWHL Mtg. Pass Through Trust Series 2007-12, Class A9 5.75% due 08/25/2037(1)	235,754	223,358
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	225,435	224,526
Dell Equipment Finance Trust Series 2015-1,Class A3 1.30% due 03/23/2020*	190,000	189,889
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.34% due 03/25/2037(1)	29,161	20,873
Dryden 33 Senior Loan Fund FRS Series 2014-33A, Class A 1.76% due 07/15/2026*(2)	1,370,000	1,370,137
Dryden Senior Loan Fund FRS Series 2014-36A, Class B 2.62% due 11/09/2025*(2)	1,050,000	1,033,620
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.63% due 04/18/2026*(2)	1,260,000	1,255,716
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.07% due 03/19/2046(1)	432,727	325,372
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.35% due 11/25/2036	260,677	227,762
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	175,000	175,669
Flagship Credit Auto Trust Series 2014-1, Class A 1.21% due 04/15/2019*	203,678	203,416
Flatiron CLO, Ltd. FRS Series 2014-1A, Class A2 2.17% due 07/17/2026*(2)	290,000	289,623
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	164,000	164,988
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	190,000	190,611

Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	242,000	242,478
GE Capital Commercial Mtg. Corp. VRS Series 2005-C4, Class A4 5.50% due 11/10/2045(3)	808,636	810,508
GM Financial Automobile Leasing Trust Series 2014-2A, Class B 1.96% due 03/20/2018*	190,000	191,135
GMACM Mtg. Loan Trust FRS Series 2005-AR5, Class 4A1 2.96% due 09/19/2035(1)	96,984	90,533
GMACM Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1 3.03% due 04/19/2036(1)	498,740	445,729
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4 5.74% due 12/10/2049(3)	284,000	301,402
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(3)	208,000	209,210
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(3)	1,285,000	1,267,363
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(3)	155,000	178,973
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(3)	1,225,000	1,267,471
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(3)	1,050,000	1,054,054
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(3)	615,000	650,604
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.24% due 12/25/2046	62,194	43,031
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.27% due 02/25/2037	557,351	296,948
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.28% due 12/25/2036	18,255	8,757
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 0.43% due 11/25/2036	147,310	90,043
GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.49% due 03/25/2036	32,775	23,298
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 0.51% due 04/25/2047	248,158	165,215
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036	133,741	76,590
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036	260,085	149,784
GSAA Trust FRS Series 2007-3, Class 1A2 0.36% due 03/25/2047	101,511	51,378
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035	365,000	347,706
GSR Mtg. Loan Trust FRS Series 2005-8F, Class 3A2 0.69% due 11/25/2035(1)	22,202	15,914
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.70% due 01/25/2036(1)	23,341	21,596
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A4 2.70% due 01/25/2036(1)	265,256	239,339
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.38% due 01/19/2038(1)	16,754	14,128
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.43% due 12/19/2036(1)	377,242	256,704
HarborView Mtg. Loan Trust FRS Series 2004-11, Class 1A 0.89% due 01/19/2035(1)	61,379	42,307
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(3)	1,305,000	1,296,741
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.46% due 07/25/2035(1)	8,473	7,030
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR13, Class 1A1 2.54% due 08/25/2035(1)	123,159	98,525
IndyMac Index Mtg. Loan Trust FRS Series 2006-AR3, Class 1A1 2.59% due 12/25/2036(1)	481,468	420,392
ING IM CLO, Ltd. FRS Series 2012-1RA, Class A2R 2.09% due 03/14/2022*(2)	1,000,000	998,700
ING Investment Management Co. FRS Series 2014-1A, Class A1 1.78% due 04/18/2026*(2)	1,250,000	1,249,500
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.19% due 06/17/2031*	170,000	168,044
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(3)	855,000	852,282
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(3)	1,000,000	1,005,861

JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(3)	1,208,201	1,253,575
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(3)	985,000	1,055,473
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class A4 5.40% due 05/15/2045(3)	54,294	55,982
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(3)	817,847	867,816
JP Morgan Mtg. Trust FRS Series 2006-A3, Class 3A2 2.66% due 05/25/2036(1)	247,598	219,551
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(3)	509,000	526,601
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(3)	290,000	300,718
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(3)	610,000	644,404
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class A4 4.13% due 08/15/2046(3)	1,165,000	1,248,880
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(3)	335,000	361,288
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(3)	746,898	786,685
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(3)	98,362	106,844
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.37% due 11/25/2046(1)	370,608	297,370
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.42% due 06/25/2047(1)	41,303	27,706
Lehman XS Trust FRS Series 2005-6, Class 1A1 0.44% due 11/25/2035	79,742	56,339
Lehman XS Trust FRS Series 2007-16N, Class 2A2 1.03% due 09/25/2047(1)	352,931	288,946
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 1.78% due 04/18/2026*(2)	1,295,000	1,294,482
Luminent Mtg. Trust FRS Series 2006-6, Class A1 0.38% due 10/25/2046(1)	150,545	128,588
Luminent Mtg. Trust FRS Series 2005-1, Class A1 0.44% due 11/25/2035(1)	342,333	308,275
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.78% due 07/20/2026*(2)	1,290,000	1,289,742
Madison Park Funding XIII, Ltd. FRS Series 2014-13A, Class A 1.64% due 01/19/2025*(2)	750,000	748,200
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(2)	1,115,000	1,112,547
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.23% due 07/25/2026*(2)	895,000	893,837
Magnetite VIII, Ltd. FRS Series 2014-8A, Class A 1.76% due 04/15/2026*(2)	835,000	835,000
Magnetite XII, Ltd. FRS Series 2015-12A, Class A 1.82% due 04/15/2027*(2)	930,000	930,000
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A4, Class 1A 2.61% due 07/25/2035(1)	420,661	340,511

ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(3)	918,009	956,841
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(3)	625,000	665,833
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(3)	637,179	678,623
Morgan Stanley ABS Capital I Trust FRS Series 2006-NC4, Class A2C 0.33% due 06/25/2036	45,954	41,809
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.31% due 12/15/2047(3)(4)	2,801,564	198,634
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(3)	500,000	515,106
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(3)	389,000	403,197
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(3)	1,065,000	1,129,888

Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(3)	755,000	778,469
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(3)	1,025,499	1,066,698
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(3)	1,255,000	1,327,218
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(3)	1,059,691	1,137,258
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 3A1 2.68% due 05/25/2036(1)	104,177	75,781
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.75% due 08/04/2025*(2)	1,085,000	1,084,457
Neuberger Berman CLO, Ltd. FRS Series 2014-16A, Class A1 1.75% due 04/15/2026*(2)	955,000	954,618
Newcastle Mtg. Securities Trust FRS Series 2007-1, Class 2A3 0.41% due 04/25/2037	375,000	253,829
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	230,000	230,063
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.57% due 06/25/2036(1)	257,594	197,253
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(1)	308,253	303,258
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class A 1.75% due 07/20/2026*(2)	405,000	404,433
Oaktree EIF II Series A1, Ltd. FRS Series BH3-B1A, Class A 1.91% due 02/15/2026*(2)	1,325,000	1,325,530
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 1.80% due 04/17/2027*(2)	1,160,000	1,159,652
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 1.39% due 07/17/2025*(2)	705,000	696,611
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.82% due 04/17/2026*(2)	1,265,000	1,264,873
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.77% due 04/15/2027*(2)	1,565,000	1,572,668
RALI Series 2005-QS17 Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	145,471	129,892
RALI Series Trust FRS Series 2006-QA3, Class A2 0.48% due 04/25/2036(1)	347,101	248,697
RALI Series Trust FRS Series 2006-QO7, Class 1A1 0.95% due 09/25/2046(1)	277,799	187,093
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037	352,597	199,268
Residential Accredit Loans, Inc. FRS Series 2007-QH9, Class A1 1.39% due 11/25/2037(1)	116,507	74,463
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.71% due 08/25/2035(1)	170,394	134,089
RFMSI Trust FRS Series 2007-SA2, Class 2A1 3.03% due 04/25/2037(1)	50,339	43,840
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	285,000	285,379
Santander Drive Auto Receivables Trust Series 2015-2, Class B 1.83% due 01/15/2020	1,295,000	1,292,299

Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	164,000	165,618
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.27% due 07/25/2036	223,530	111,166
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class A 1.75% due 07/17/2026*(2)	955,000	956,051
Sequoia Mtg. Trust FRS Series 2007-3, Class 2AA1 2.47% due 07/20/2037(1)	35,207	29,969
Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2 1.75% due 07/17/2026*(2)	985,000	984,901
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	98,213	98,888
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.36% due 07/25/2037	50,000	31,101
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.43% due 11/25/2036	290,000	200,100
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	972,894	978,916
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	755,000	755,944

Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.48% due 09/25/2034(1)	43,595	38,703
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2 1.75% due 07/14/2026*(2)	1,130,000	1,130,904
Symphony CLO, Ltd. FRS Series 2012-BR, Class 8AR 2.00% due 01/09/2023*(2)	1,200,000	1,194,960
Thacher Park CLO FRS Series 2014-A, Class 1A 1.75% due 10/20/2026*(2)	810,000	810,081
Treman Park CLO LLC FRS Series 2015-1A, Class A 1.76% due 04/20/2027*(2)	1,325,000	1,325,662
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(3)	700,000	706,563
UBS-Barclays Commercial Mtg. Trust Series 2013-C6, Class A4 3.24% due 04/10/2046(3)	101,000	102,179
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(3)	1,195,000	1,183,624
Voya CLO 2014-2, Ltd. FRS Series 2014-2A, Class A1 1.73% due 07/17/2026*(2)	250,000	249,850
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.43% due 10/15/2044(3)	4,781	4,786
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.20% due 11/25/2046(1)	102,442	92,225
Wells Fargo Commercial Mtg. Trust Series 2015-NXS1, Class XA 1.35% due 05/15/2048(3)(4)	3,780,457	303,170
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(3)	140,000	142,544
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(3)	75,000	64,900
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR16, Class A1 2.49% due 10/25/2036(1)	311,062	289,788
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(1)	64,729	64,841
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR16, Class 4A8 2.69% due 10/25/2035(1)	325,000	312,383
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	140,000	139,790
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	140,000	137,596
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	1,250,000	1,252,617
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.25% due 02/15/2044*(3)(4)	951,140	24,117
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(3)	1,405,000	1,408,237
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(3)	351,000	362,371
WF-RBS Commercial Mtg. Trust Series 2013-C15, Class A3 3.88% due 08/15/2046(3)	505,000	535,982
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(3)	1,140,000	1,209,997
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(3)	480,000	514,911
Total Asset Backed Securities (cost $124,104,075)		124,395,739
U.S. CORPORATE BONDS & NOTES — 24.0%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	94,000	95,156
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	51,000	40,647
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	247,000	248,015
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	38,000	37,212
Boeing Co. Senior Notes 0.95% due 05/15/2018	212,000	209,477
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	200,000	192,120
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	471,058

Raytheon Co. Senior Notes 3.13% due 10/15/2020	500,000	518,067
		1,675,949
Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	94,000	95,880
Harris Corp. Senior Notes 3.83% due 04/27/2025	44,000	42,771
Harris Corp. Senior Notes 4.85% due 04/27/2035	166,000	159,069
Harris Corp. Senior Notes 5.05% due 04/27/2045	157,000	149,576
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	39,000	39,683
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	1,036,000	1,263,375
		1,750,354
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	500,000	467,838
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	1,275,000	1,267,800
		1,735,638
Airlines — 0.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	83,000	83,623
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(5)(7)	24,110	24,351
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	140,000	142,800
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	95,573	100,112
		350,886
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	34,000	35,190
Apparel Manufacturers — 0.0%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	68,000	25,160
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	950,000	868,486
Auto-Cars/Light Trucks — 0.6%
American Honda Finance Corp. FRS Senior Notes 0.66% due 05/26/2016*	500,000	501,175
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	236,000	236,190
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	275,000	275,799
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	306,000	305,566
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	285,146

Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	150,000	152,512
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	375,000	479,178
Ford Motor Credit Co. LLC Senior Notes 1.46% due 03/27/2017	465,000	462,921
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	115,000	114,868
Ford Motor Credit Co. LLC Senior Notes 1.68% due 09/08/2017	1,000,000	997,110
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	1,225,000	1,394,607
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	411,406
Harley-Davidson Financial Services, Inc. Company Guar. Notes 1.15% due 09/15/2015*	355,000	355,152
Volkswagen Group of America Finance LLC Company Guar. Notes 1.60% due 11/20/2017*	785,000	785,729
		6,757,359
Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	94,000	100,580

PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	264,000	265,841
		366,421
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	97,000	101,365
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	60,000	59,850
		161,215
Banks-Commercial — 0.6%
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	264,853
Branch Banking & Trust Co. Senior Notes 1.45% due 10/03/2016	600,000	604,210
Capital One NA Senior Notes 1.50% due 09/05/2017	1,500,000	1,493,643
Capital One NA Senior Notes 1.50% due 03/22/2018	360,000	355,308
Capital One NA/Mclean VA Senior Notes 1.65% due 02/05/2018	350,000	347,316
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	253,048
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	255,000	252,493
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	257,872
KeyBank NA Senior Notes 2.25% due 03/16/2020	258,000	255,811
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	595,000	605,467
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	269,251
PNC Bank NA 2.40% due 10/18/2019	755,000	760,000
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	299,000	374,174
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	120,000	120,331
		6,213,777
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.20% due 03/04/2019	1,075,000	1,079,539
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	265,503
State Street Corp. Sub. Notes 3.10% due 05/15/2023	165,000	161,646
		1,506,688
Banks-Super Regional — 0.8%
Bank of America NA Senior Notes 1.65% due 03/26/2018	275,000	274,590
Capital One Financial Corp. Senior Notes 1.00% due 11/06/2015	430,000	429,351
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	225,000	228,316
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/2017	225,000	238,515
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	180,056
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	681,471
National City Corp. Sub. Notes 6.88% due 05/15/2019	169,000	195,994
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(6)	190,000	186,199
PNC Funding Corp. Bank Guar. Notes 2.70% due 09/19/2016	500,000	508,679
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	1,335,000	1,374,776
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	656,689
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	241,000	241,618
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	1,325,000	1,330,203
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	650,000	640,029
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	1,046,000	1,050,409

Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	1,045,000	1,147,713
		9,364,608
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	89,000	88,026
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	707,000	710,324
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	479,361
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	500,000	744,349
		1,934,034
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	94,500
Building Products-Cement — 0.0%
CRH America, Inc. Company Guar. Notes 3.88% due 05/18/2025*	211,000	209,089
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	158,000	157,605
		366,694
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	221,000	221,552
Building-Residential/Commercial — 0.0%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	100,000	106,750
Cable/Satellite TV — 0.9%
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	85,000	86,063
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	800,000	777,406
Comcast Corp. Company Guar. Notes 3.38% due 08/15/2025	925,000	912,796
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	945,000	959,311
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	250,000	304,208
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	650,056
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	215,000	275,725
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	995,000	956,244
Cox Communications, Inc. Senior Notes 5.50% due 10/01/2015	315,000	318,549
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	222,377
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	700,000	697,492
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	625,000	633,256
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.13% due 02/15/2016	400,000	404,740

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	150,000	162,429
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	100,000	107,570
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	375,000	346,875
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	315,000	323,390
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	310,000	252,868
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	660,000	712,545
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	300,000	320,360
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	125,000	121,016

Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	365,000	379,974
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	300,000	334,486
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	190,000	225,654
		10,485,390
Casino Hotels — 0.0%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	91,000	93,275
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	64,000	60,280
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	118,000	98,825
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	50,000	47,750
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	100,000	103,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	50,000	50,500
		454,130
Cellular Telecom — 0.0%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	109,000	101,108
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	77,000	75,075
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	40,000	40,900
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	135,000	139,388
		356,471
Chemicals-Specialty — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	80,000	81,200
Evolution Escrow Issuer LLC Company Guar. Notes 7.50% due 03/15/2022*	83,000	78,643
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	136,969
		296,812
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	145,000	146,450
Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	284,000	270,291
Commercial Services-Finance — 0.0%
Global Cash Access, Inc. Senior Notes 10.00% due 01/15/2022*	61,000	57,797
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	40,000	38,400
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	96,000	84,000
		180,197
Computer Services — 0.1%
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	480,000	466,767

International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	200,000	200,961
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	278,000	250,651
International Business Machines Corp. Senior Notes 5.60% due 11/30/2039	16,000	18,220
Leidos, Inc. Company Guar. Notes 7.13% due 07/01/2032	10,000	10,372
		946,971
Computers — 0.4%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	254,000	257,733
Apple, Inc. Senior Notes 3.45% due 02/09/2045	1,736,000	1,471,302
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	474,330
Dell, Inc. Senior Notes 4.63% due 04/01/2021	142,000	142,615

Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	615,000	621,673
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/2016	600,000	612,188
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	200,000	206,101
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/2021	230,000	238,812
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	211,000	208,687
		4,233,441
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	60,000	59,189
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	46,000	46,115
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	113,000	126,843
		172,958
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	68,000	60,520
Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	109,000	101,915
Procter & Gamble Co. Senior Notes 3.10% due 08/15/2023	400,000	406,563
		508,478
Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	117,000	118,755
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	100,000	103,125
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	165,000	157,369
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	83,000	83,085
		343,579
Diversified Banking Institutions — 4.0%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	2,027,000	2,049,074
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	493,000	474,853
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	625,000	608,934
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	735,673
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	1,015,000	1,012,556
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	212,000	207,676
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	200,000	207,657
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	591,705
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	104,000	99,622
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,210,000	2,160,987
Citigroup, Inc. Notes 4.40% due 06/10/2025	2,047,000	2,039,371
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	410,000	428,352
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	390,000	421,511
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	99,000	110,102
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	480,000	527,986
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	600,000	669,546
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	851,000	972,160
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	85,000	102,947

Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	812,168
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	236,000	236,553
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	820,000	815,891
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	206,000	204,700
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	655,000	654,432
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,154,803
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	1,151,000	1,110,402
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	946,492
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	89,000	106,171
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	721,963
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	434,438
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,616,000	1,895,484
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	302,000	299,339
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	2,850,000	2,853,038
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,814,000	1,802,232
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	270,000	268,041
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	200,000	196,655
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	48,117
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	481,676
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	567,868
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	652,000	633,787
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	125,000	141,720
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	505,000	538,563
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	393,234
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	360,000	412,424
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	694,000	777,848

Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	900,000	1,016,713
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	930,000	1,238,282
Morgan Stanley Senior Notes 1.75% due 02/25/2016	115,000	115,468
Morgan Stanley Senior Notes 1.88% due 01/05/2018	1,464,000	1,467,884
Morgan Stanley Senior Notes 2.13% due 04/25/2018	1,700,000	1,711,489
Morgan Stanley Senior Notes 2.50% due 01/24/2019	425,000	428,942
Morgan Stanley Senior Notes 2.80% due 06/16/2020	106,000	106,113
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	507,935
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	404,456
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	1,115,000	1,051,320
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	527,000	527,985
Morgan Stanley Senior Notes 4.30% due 01/27/2045	730,000	682,110
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	470,000	460,544

Morgan Stanley Senior Notes 4.75% due 03/22/2017	207,000	218,374
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	213,000	222,981
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	224,295
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	257,205
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	164,394
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,225,000	1,374,519
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	147,060
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	23,000	27,857
		44,284,677
Diversified Financial Services — 0.6%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	241,000	277,267
General Electric Capital Corp. Company Guar. Notes 1.50% due 07/12/2016	310,000	312,322
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	400,000	407,810
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	570,000	624,523
General Electric Capital Corp. Company Guar. Notes 5.30% due 02/11/2021	255,000	286,730
General Electric Capital Corp. Senior Notes 5.50% due 01/08/2020	245,000	277,737
General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	649,000	776,224
General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	1,100,000	1,257,398
General Electric Capital Corp. Company Guar. Notes 6.15% due 08/07/2037	150,000	186,510
General Electric Capital Corp. Company Guar. Notes 6.75% due 03/15/2032	225,000	292,106
General Electric Capital Corp. Company Guar. Notes 6.88% due 01/10/2039	1,000,000	1,342,674
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	275,000	275,803
		6,317,104
Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 2.70% due 10/09/2022	152,000	148,590
General Electric Co. Senior Notes 4.13% due 10/09/2042	160,000	153,944
General Electric Co. Senior Notes 4.50% due 03/11/2044	730,000	741,381
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	199,000	218,987
Textron, Inc. Senior Notes 4.63% due 09/21/2016	234,000	243,384

Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	134,000	129,271
		1,635,557
Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	88,000	87,665
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	750,000	752,806
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	101,000	104,788
Electric-Distribution — 0.0%
Connecticut Light & Power Co. 1st Mtg. Notes 2.50% due 01/15/2023	345,000	330,270
Electric-Integrated — 1.8%
AES Corp. Senior Notes 4.88% due 05/15/2023	68,000	63,920
AES Corp. Senior Notes 5.50% due 03/15/2024	63,000	60,638
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	96,000	95,195
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/2018	235,000	261,449

Consolidated Edison Co. of New York, Inc. Senior Notes 3.30% due 12/01/2024	350,000	350,092
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	285,034
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	124,973
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	521,112
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	353,352
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	317,128
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	75,633
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	48,935
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	60,882
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	320,000	321,192
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	450,000	466,939
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,705,000	1,737,243
Duke Energy Corp. Senior Notes 3.95% due 10/15/2023	905,000	938,956
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.90% due 07/15/2043	195,000	210,358
Duke Energy Progress, Inc. 1st Mtg. Notes 4.15% due 12/01/2044	900,000	869,771
Edison International Senior Notes 3.75% due 09/15/2017	1,525,000	1,600,135
Entergy Arkansas, Inc. 1st Mtg. Bonds 4.95% due 12/15/2044	140,000	140,484
Entergy Corp. Senior Notes 3.63% due 09/15/2015	80,000	80,312
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045	125,000	123,169
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	568,279
Exelon Corp. Senior Notes 4.95% due 06/15/2035	80,000	80,761
Exelon Corp. Senior Notes 5.10% due 06/15/2045	82,000	82,328
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	129,000	129,446
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	350,000	358,259
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	171,000	208,347
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	280,361

Georgia Power Co. Senior Notes 3.00% due 04/15/2016	48,000	48,847
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	357,578
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	99,785
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/2018	450,000	497,923
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	505,000	594,921
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	200,000	235,195
NiSource Finance Corp. Company Guar. Notes 3.85% due 02/15/2023	275,000	282,971
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	275,000	293,058
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/2018	32,000	35,862
Northeast Utilities Senior Notes 2.80% due 05/01/2023	825,000	792,808
Pacific Gas & Electric Co. Senior Notes 2.45% due 08/15/2022	450,000	426,441
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	172,000	174,825

Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	260,000	267,500
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	484,547
PacifiCorp 1st Mtg. 3.60% due 04/01/2024	500,000	516,205
PacifiCorp 1st Mtg. Bonds 4.10% due 02/01/2042	275,000	263,247
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/2015	175,000	175,691
PPL Energy Supply LLC Senior Notes 6.50% due 06/01/2025*	100,000	100,000
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	85,971
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	208,863
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/2031	200,000	275,124
San Diego Gas & Electric Co. 1st Mtg. Notes 3.60% due 09/01/2023	575,000	596,385
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	102,000	102,297
Southern California Edison Co. 1st Mtg. Bonds 1.13% due 05/01/2017	235,000	234,747
Southern Co. Senior Notes 1.30% due 08/15/2017	201,000	200,688
Southern Power Co. Senior Notes 5.25% due 07/15/2043	170,000	180,266
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	100,000	99,334
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/2017	165,000	180,803
Virginia Electric & Power Co. Senior Notes 1.20% due 01/15/2018	350,000	348,838
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	164,476
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	110,742
Xcel Energy, Inc. Senior Notes 0.75% due 05/09/2016	1,100,000	1,096,788
		20,347,409
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	70,000	73,741
Electronic Components-Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	112,000	111,925
Corning, Inc. Senior Notes 2.90% due 05/15/2022	112,000	111,686
		223,611
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 1.35% due 12/15/2017	380,000	379,865
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	100,000	92,375
		472,240
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	50,000	48,603
Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	47,000	47,705
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.50% due 05/15/2022	1,000,000	971,008
Oracle Corp. Senior Notes 2.80% due 07/08/2021	425,000	430,176
Oracle Corp. Senior Notes 3.90% due 05/15/2035	170,000	158,099
Oracle Corp. Senior Notes 4.13% due 05/15/2045	86,000	79,748
Oracle Corp. Senior Notes 5.38% due 07/15/2040	400,000	442,404
Oracle Corp. Senior Notes 5.75% due 04/15/2018	250,000	278,146
Oracle Corp. Senior Notes 6.13% due 07/08/2039	160,000	193,301
		2,552,882

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	193,000	192,637
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	34,000	34,085
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	100,000	103,250
		329,972
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	126,000	119,070
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	42,000	43,785
Synchrony Financial Senior Notes 2.70% due 02/03/2020	585,000	577,872
Synchrony Financial Senior Notes 4.25% due 08/15/2024	194,000	194,833
		935,560
Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 1.55% due 09/22/2017	74,000	74,241
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	185,000	183,673
Discover Financial Services Senior Notes 3.75% due 03/04/2025	192,000	183,327
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	170,123
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	43,443
		654,807
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	215,000	243,558
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)	99,000	10
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	123,000	121,955
		365,536
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	151,000	160,438
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	100,000	95,750
Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	92,000	91,845
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	365,000	365,734
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	184,000	181,335
National Rural Utilities Cooperative Finance Corp. Notes 2.35% due 06/15/2020	195,000	195,520
		834,434

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	75,000	57,375
Food-Confectionery — 0.1%
JM Smucker Co. Company Guar. Notes 2.50% due 03/15/2020*	200,000	198,840
JM Smucker Co. Company Guar. Notes 3.50% due 03/15/2025*	1,000,000	979,690
		1,178,530
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	100,000	102,000
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	75,000	75,469
Food-Misc./Diversified — 0.3%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	57,000	57,000
HJ Heinz Co. Company Guar. Notes 2.00% due 07/02/2018*	2,375,000	2,374,250
HJ Heinz Co. Company Guar. Notes 2.80% due 07/02/2020*	670,000	670,521

Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	500,000	517,862
		3,619,633
Food-Retail — 0.0%
Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*	52,000	55,250
Kroger Co. Senior Notes 5.15% due 08/01/2043	220,000	231,924
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	69,000	72,407
		359,581
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	39,000	36,660
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	665,000	671,650
Sysco Corp. Company Guar. Notes 4.50% due 10/02/2044	500,000	505,000
		1,213,310
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	39,000	40,267
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	100,000	95,750
Waterford Gaming LLC/Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014*†(5)(7)(8)	1,320	13
		136,030
Gas-Distribution — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	210,000	225,682
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	106,937
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	74,000	73,054
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,200,000	1,198,936
Sempra Energy Senior Notes 9.80% due 02/15/2019	100,000	125,597
		1,730,206
Gold Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	725,000	697,390
Hotels/Motels — 0.0%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	80,000	81,000
Independent Power Producers — 0.0%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022*	65,000	68,087
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	55,000	56,100
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	76,000	77,140
		201,327
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 1.30% due 02/01/2017	515,000	514,145

Insurance Brokers — 0.2%
AON Corp. Senior Notes 3.13% due 05/27/2016	125,000	127,495
AON Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	303,394
Marsh & McLennan Cos., Inc. Senior Notes 2.30% due 04/01/2017	1,450,000	1,473,673
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	286,435
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	276,345
		2,467,342
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	46,000	46,745
Lincoln National Corp. Senior Notes 6.15% due 04/07/2036	200,000	231,649
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	335,000	410,726
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/2039*	225,000	336,005

Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	209,011
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	251,000	250,207
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	70,000	70,501
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	123,105
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	400,000	411,288
Prudential Financial, Inc. Senior Notes 5.70% due 12/14/2036	320,000	354,026
		2,443,263
Insurance-Multi-line — 0.4%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	351,000	412,408
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/2041	275,000	327,608
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	431,852
Metropolitan Life Global Funding I Sec. Notes 1.30% due 04/10/2017*	591,000	592,336
Metropolitan Life Global Funding I Sec. Notes 1.50% due 01/10/2018*	340,000	339,367
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,200,000	2,213,686
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	295,000	441,533
		4,758,790
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	115,000	102,127
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	495,000	741,924
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	222,000	224,260
		1,068,311
Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.15% due 03/15/2025	1,225,000	1,196,738
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	325,000	314,550
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	98,000	96,652
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*	91,000	89,881
		186,533
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.30% due 03/15/2020	305,000	344,735
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	134,000	132,325
		477,060

Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	275,000	275,184
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	339,000	341,279
		616,463
Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020*	1,565,000	1,567,614
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022*	970,000	974,346
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025*	500,000	498,293
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	1,130,000	1,121,327
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045*	360,000	364,446
		4,526,026

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	390,000	384,499
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	163,000	155,895
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	84,000	76,940
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	351,000	352,194
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	279,905
Roche Holdings, Inc. Company Guar. Notes 3.35% due 09/30/2024*	810,000	817,744
		2,067,177
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	55,000	54,525
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	152,000	140,600
Zimmer Holdings, Inc. Senior Notes 1.45% due 04/01/2017	2,155,000	2,155,728
		2,350,853
Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	69,000	65,284
Amgen, Inc. Senior Notes 3.63% due 05/22/2024	1,170,000	1,160,624
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	400,000	419,480
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	172,000	158,496
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	225,000	231,063
Amgen, Inc. Senior Notes 6.40% due 02/01/2039	480,000	574,408
Celgene Corp. Senior Notes 4.63% due 05/15/2044	1,125,000	1,073,504
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	400,000	400,583
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	526,245
Gilead Sciences, Inc. Senior Notes 4.50% due 02/01/2045	545,000	542,900
		5,152,587
Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	195,000	195,178
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	700,000	697,943
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	940,414
AbbVie, Inc. Senior Notes 2.50% due 05/14/2020	165,000	163,307
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	68,000	67,334

AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	340,000	332,623
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	67,000	66,959
Baxalta, Inc. Senior Notes 4.00% due 06/23/2025*	162,000	160,795
Baxalta, Inc. Senior Notes 5.25% due 06/23/2045*	81,000	81,442
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	810,000	812,873
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,000,000	1,007,276
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	655,000	641,105
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	61,000	61,762
Forest Laboratories, Inc. Company Guar. Notes 4.88% due 02/15/2021*	181,000	196,243
Merck & Co., Inc. FRS Senior Notes 0.65% due 02/10/2020	1,570,000	1,561,781
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	100,000	100,500

Wyeth LLC Company Guar. Bonds 6.50% due 02/01/2034	750,000	945,262
		8,032,797
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 5.40% due 11/29/2043	165,000	168,755
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	319,000	332,310
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	550,000	512,618
		1,013,683
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	785,000	754,014
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	90,126
Humana, Inc. Senior Notes 3.85% due 10/01/2024	1,525,000	1,518,892
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	500,000	500,559
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	153,000	152,726
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	135,000	135,075
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	500,000	502,974
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	400,000	365,623
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	325,000	317,667
WellPoint, Inc. Senior Notes 6.38% due 06/15/2037	260,000	296,784
		4,634,440
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	87,000	89,066
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	29,000	29,218
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	40,000	40,500
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	24,000	24,391
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	26,000	25,740
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	150,000	155,250
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/2042	211,000	224,192
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	100,000	101,563
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023*	68,000	69,360
		759,280

Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	295,000	295,496
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	1,025,000	1,007,962
McKesson Corp. Senior Notes 1.40% due 03/15/2018	765,000	756,673
		2,060,131
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	550,000	459,171
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	162,000	161,501
Freeport-McMoRan, Inc. Company Guar. Notes 4.00% due 11/14/2021	720,000	707,022
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	200,000	173,568
Southern Copper Corp. Senior Notes 5.88% due 04/23/2045	355,000	337,676
		1,838,938
Multimedia — 0.5%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	371,279

21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	790,000	917,391
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	177,473
21st Century Fox America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	174,169
21st Century Fox America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	116,825
21st Century Fox America, Inc. Company Guar. Notes 8.88% due 04/26/2023	70,000	92,560
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	840,000	1,092,281
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	125,000	140,383
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	59,653
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	175,000	217,546
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	498,000	484,395
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	657,000	637,369
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	625,000	821,011
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	81,000	74,909
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	165,000	154,695
		5,531,939
Music — 0.0%
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	100,000	95,018
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	316,000	318,197
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	200,000	227,954
		546,151
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	625,000	633,100
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	100,000	111,638
		744,738
Oil & Gas Drilling — 0.0%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	29,000	27,695
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	300,000	316,474
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	225,403
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	125,000	137,175
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	492,000	567,709
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	83,000	60,590
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	100,000	100,250
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	51,000	36,720
ConocoPhillips Company Guar. Notes 5.90% due 10/15/2032	300,000	346,369
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	400,000	496,417
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	210,000	205,933
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	75,000	66,938
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	155,000	153,018
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	150,000	193,350
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023*	76,000	76,190

EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	97,000	101,850
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	115,000	106,950
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	60,000	59,250
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	110,000	73,975
Hess Corp. Senior Notes 1.30% due 06/15/2017	485,000	482,503
Hess Corp. Senior Notes 5.60% due 02/15/2041	538,000	551,034
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	174,138
Hess Corp. Senior Notes 7.88% due 10/01/2029	326,000	410,581
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	69,000	64,701
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	425,000	512,385
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	59,000	47,790
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	79,000	75,248
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	150,000	148,500
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	112,000	110,428
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	95,000	91,022
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	174,000	158,340
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	76,000	75,738
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	83,000	82,488
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	60,000	51,600
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022	68,000	53,720
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	15,000	13,500
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023*	100,000	102,500
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	45,000	47,813
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	73,000	65,335
SM Energy Co. Senior Notes 5.63% due 06/01/2025	56,000	55,429
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	50,000	51,272

Southwestern Energy Co. Senior Notes 4.05% due 01/23/2020	95,000	97,631
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025	182,000	183,876
		7,032,133
Oil Companies-Integrated — 0.2%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	200,000	199,916
Chevron Corp. Senior Notes 1.96% due 03/03/2020	110,000	109,098
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	749,000	748,455
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	405,000	400,767
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	202,000	201,836
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	595,000	590,222
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	137,000	154,503
		2,404,797

Oil Refining & Marketing — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	83,000	86,112
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/2020	325,000	371,191
		457,303
Oil-Field Services — 0.0%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	81,000	85,090
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	136,000	145,860
		230,950
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	89,000	84,328
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	83,000	87,732
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	322,000	318,841
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	398,664
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	181,000	202,047
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	244,776
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	66,000	67,650
		1,404,038
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	520,000	528,542
Express Scripts Holding Co. Company Guar. Notes 7.25% due 06/15/2019	195,000	230,011
		758,553
Pipelines — 1.2%
Access Midstream Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	101,000	99,627
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	41,000	41,317
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025*	198,000	194,782
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/2015*	200,000	200,000
El Paso Natural Gas Co. LLC Senior Notes 5.95% due 04/15/2017	370,000	395,743
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	88,000	73,507
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	277,000	315,422
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	246,220
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	275,000	259,322

Energy Transfer Partners LP Senior Notes 4.15% due 10/01/2020	1,000,000	1,027,760
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	186,000	167,829
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	231,542
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	69,000	60,965
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	183,230
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	320,904
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	284,629
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	56,391
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	91,000	82,525
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	200,000	217,684

Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	700,000	798,072
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	93,000	90,210
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	100,000	100,050
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 08/15/2042	675,000	587,268
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	180,000	179,801
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	1,105,000	1,066,759
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	225,000	238,033
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	975,000	845,435
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	1,225,000	1,219,805
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	110,000	103,241
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	250,000	235,705
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	250,000	280,458
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	77,000	75,268
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	320,000	310,732
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	59,000	60,623
Williams Partners LP Senior Notes 3.35% due 08/15/2022	205,000	194,000
Williams Partners LP Senior Notes 3.60% due 03/15/2022	1,100,000	1,068,042
Williams Partners LP Senior Notes 3.90% due 01/15/2025	350,000	329,942
Williams Partners LP Senior Notes 4.30% due 03/04/2024	600,000	590,111
Williams Partners LP Senior Notes 6.30% due 04/15/2040	150,000	152,376
		12,985,330
Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	78,000	78,780
Printing-Commercial — 0.0%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	139,000	142,127
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	75,000	72,938
		215,065
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	130,000	132,275
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	95,000	90,487
		222,762
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	150,000	155,250
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	60,000	58,050
		213,300
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	70,000	67,550
Real Estate Investment Trusts — 1.2%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	470,000	480,959
American Tower Corp. Senior Notes 3.45% due 09/15/2021	800,000	796,143
American Tower Corp. Senior Notes 5.00% due 02/15/2024	380,000	401,714

AvalonBay Communities, Inc. Senior Notes 3.45% due 06/01/2025	70,000	68,833
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	335,000	330,384
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	200,000	213,184
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	315,000	335,743
Communications Sales & Leasing, Inc. Company Guar. Notes 8.25% due 10/15/2023*	110,000	108,075
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	450,000	444,828
Duke Realty LP Senior Notes 5.95% due 02/15/2017	2,000	2,142
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	100,000	98,500
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	160,000	173,801
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	80,000	77,800
HCP, Inc. Senior Notes 3.15% due 08/01/2022	800,000	770,349
HCP, Inc. Senior Notes 3.75% due 02/01/2016	72,000	72,937
HCP, Inc. Senior Notes 3.75% due 02/01/2019	615,000	639,734
HCP, Inc. Senior Notes 4.20% due 03/01/2024	60,000	60,120
HCP, Inc. Senior Notes 4.25% due 11/15/2023	570,000	574,612
HCP, Inc. Senior Notes 6.30% due 09/15/2016	300,000	316,772
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	815,000	862,658
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	550,000	571,050
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	300,000	328,159
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	825,000	789,917
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	159,428
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	305,459
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	86,205
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	116,084
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	217,000	208,153
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	174,000	177,972

Realty Income Corp. Senior Notes 3.25% due 10/15/2022	530,000	514,512
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	160,000	185,191
Regency Centers LP Company Guar. Notes 5.25% due 08/01/2015	305,000	305,983
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023*	83,000	81,340
Simon Property Group LP Senior Notes 1.50% due 02/01/2018*	375,000	374,285
UDR, Inc. Company Guar. Notes 4.25% due 06/01/2018	70,000	74,313
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	1,050,000	1,056,430
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/2015	155,000	156,250
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	309,060
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	500,000	625,236
		13,254,315
Real Estate Management/Services — 0.0%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	128,000	127,938

Real Estate Operations & Development — 0.1%
AMB Property LP Company Guar. Notes 4.50% due 08/15/2017	85,000	90,114
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	83,000	87,565
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	200,000	204,296
Prologis LP Company Guar. Notes 4.00% due 01/15/2018	185,000	194,191
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	775,000	795,245
		1,371,411
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	110,000	112,203
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	9,808
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	262,805
		384,816
Retail-Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	101,000	98,980
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	1,148,000	1,177,057
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	451,483
		1,628,540
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 2.70% due 04/01/2023	25,000	24,474
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	427,000	414,630
Home Depot, Inc. Senior Notes 4.40% due 04/01/2021	720,000	794,242
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	565,702
		1,799,048
Retail-Computer Equipment — 0.0%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*	75,000	77,063
Retail-Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	206,000	199,995
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	168,000	175,675
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	500,000	567,691
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	684,504
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	343,049
		1,970,914
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 2.75% due 12/01/2022	600,000	578,416
CVS Caremark Corp. Senior Notes 5.30% due 12/05/2043	520,000	566,636
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	480,000	550,165
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	92,351	96,982
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	66,482	74,726
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	120,930	138,772
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	170,073	193,556
		2,199,253
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	83,000	63,495
Retail-Restaurants — 0.0%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	94,000	100,815
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	73,000	75,464
		176,279

Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	164,000	172,163
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	489,000	537,940
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	369,989
		1,080,092
Schools — 0.0%
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	76,000	72,477
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	79,000	77,408
		149,885
Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	850,000	828,310
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	925,000	895,402
		1,723,712
Semiconductor Equipment — 0.0%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	60,000	61,650
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	42,000	42,735
Special Purpose Entities — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	237,000	240,108
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	280,000	283,455
MassMutual Global Funding II Senior Sec. Notes 3.60% due 04/09/2024*	548,000	559,288
		1,082,851
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	120,000	117,000
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	239,000	214,225
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	59,000	48,380
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	490,000	490,551
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	58,000	58,116
		597,047
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	128,000	129,600
Telecommunication Equipment — 0.0%
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	100,000	99,625
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	100,000	101,250
		200,875

Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	1,217,000	1,175,091
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	100,000	95,371
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	192,000	163,913
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	609,000	559,846
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	632,000	575,104
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	806,000	793,521
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025*	70,000	63,175
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	85,000	81,175
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	49,000	47,224
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	56,000	58,548

Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	51,000	53,423
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	150,000	145,875
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	515,000	513,842
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	181,000	178,565
Verizon Communications, Inc. Senior Notes 3.45% due 03/15/2021	460,000	468,890
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	450,000	461,885
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036*	1,560,000	1,407,228
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	79,000	73,135
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	22,653
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048*	1,986,000	1,744,735
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*	1,320,000	1,148,339
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	1,069,000	1,000,494
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	1,630,000	1,784,591
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	11,000	12,605
		12,629,228
Theaters — 0.0%
Carmike Cinemas, Inc. Notes 6.00% due 06/15/2023*	100,000	101,000
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	56,000	58,027
		159,027
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	648,817
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	38,913
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	41,000	66,020
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	1,055,000	1,068,612
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	145,000	139,658
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/2018	175,000	202,058
		2,164,078
Transport-Equipment & Leasing — 0.0%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	24,000	18,720
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.70% due 10/01/2019	500,000	551,127

CSX Corp. Senior Notes 6.22% due 04/30/2040	300,000	366,697
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	114,000	100,250
		1,018,074
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	215,000	193,120
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	1,035,000	1,032,882
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	207,471
		1,433,473
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	93,000	91,605
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	180,000	181,258
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	150,000	152,793

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*	138,000		138,618
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	15,000		15,201
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000		1,120,119
			1,607,989
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	87,000		81,563
Total U.S. Corporate Bonds & Notes (cost $270,836,111)			269,750,818
FOREIGN CORPORATE BONDS & NOTES — 5.6%
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	295,000		280,488
Agrium, Inc. Senior Notes 4.90% due 06/01/2043	200,000		192,534
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	100,000		108,526
			581,548
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	80,000		84,800
Auto-Cars/Light Trucks — 0.0%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	252,000		259,976
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	114,000		116,000
			375,976
Banks-Commercial — 1.0%
Abbey National Treasury Services PLC Company Guar. Notes 2.35% due 09/10/2019	1,175,000		1,174,819
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	487,000		488,514
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*	247,000		246,033
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	2,240,000		2,437,207
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023	200,000		216,750
BPCE SA Company Guar. Notes 4.00% due 04/15/2024	600,000		605,724
BPCE SA Sub. Notes 4.50% due 03/15/2025*	248,000		239,818
BPCE SA Sub. Notes 5.15% due 07/21/2024*	780,000		792,450
BPCE SA Sub. Notes 5.70% due 10/22/2023*	725,000		764,234
Credit Suisse Senior Notes 1.38% due 05/26/2017	740,000		739,451
Credit Suisse Senior Notes 1.70% due 04/27/2018	188,000		186,690
Credit Suisse Sub. Notes 5.40% due 01/14/2020	193,000		213,393
Credit Suisse AG FRS Sub. Notes 5.75% due 09/18/2025	EUR	260,000	321,682
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	260,000		260,061
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	606,000		605,164
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	389,000		388,333
Standard Chartered PLC Senior Notes 2.25% due 04/17/2020*	297,000		291,716
Standard Chartered PLC Senior Notes 3.20% due 04/17/2025*	218,000		206,368
Sumitomo Mitsui Banking Corp. Bank Guar. Notes 1.45% due 07/19/2016	575,000		577,130
			10,755,537
Banks-Money Center — 0.3%
ABN AMRO Bank NV Senior Notes 2.45% due 06/04/2020*	1,240,000		1,232,769
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	590,000		594,848

Mizuho Bank, Ltd. Company Guar. Notes 3.75% due 04/16/2024*	875,000		895,756
			2,723,373
Banks-Special Purpose — 0.0%
Export-Import Bank of India Senior Notes 2.75% due 08/12/2020	200,000		195,510
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	294,000		298,145
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	207,000		225,878
Building Products-Cement — 0.1%
Cemex SAB de CV Senior Notes 4.38% due 03/05/2023*	EUR	190,000	203,613
Union Andina de Cementos SAA Senior Notes 5.88% due 10/30/2021*	515,000		520,794
West China Cement, Ltd. Senior Notes 6.50% due 09/11/2019	250,000		251,729
			976,136
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	108,000		104,220
Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 2.63% due 09/16/2019*	765,000		759,821
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000		219,684
			979,505
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	340,000		344,291
Digicel Group, Ltd. Senior Notes 7.13% due 04/01/2022	525,000		498,592
			842,883
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	70,000		70,263
Chemicals-Plastics — 0.0%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	207,000		191,475
Consumer Products-Misc. — 0.0%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	180,000		174,958
Cruise Lines — 0.0%
NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*	74,000		75,757
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	42,000		43,441
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	100,000		99,250
			218,448
Diversified Banking Institutions — 0.9%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	915,000		928,705
BNP Paribas SA Senior Notes 3.25% due 03/03/2023	250,000		248,125

BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	125,000	138,099
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	515,000	493,329
Credit Agricole SA FRS Sub. Notes 8.13% due 09/19/2033*	225,000	247,500
Credit Suisse Group Guernsey I, Ltd. FRS Company Guar. Bonds 7.88% due 02/24/2041	230,000	240,477
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	1,225,000	1,216,791
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	618,000	616,109
Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028	800,000	756,139
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	1,215,000	1,156,693
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	222,943
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	235,000	243,758

HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,275,000	1,583,099
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	390,000	389,525
UBS AG Senior Notes 1.80% due 03/26/2018	386,000	385,426
UBS AG Sub. Notes 5.13% due 05/15/2024	207,000	204,630
UBS AG Sub. Notes 5.88% due 07/15/2016	535,000	558,571
		9,629,919
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	75,000	72,395
Siemens Financieringsmaatschappij NV Company Guar. Notes 4.40% due 05/27/2045*	265,000	261,800
		334,195
Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	218,000	218,100
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	83,000	80,863
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	64,000	44,880
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	55,000	56,788
		400,631
Diversified Operations — 0.1%
Hutchison Whampoa International 09/19, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	259,469
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	955,000	984,223
		1,243,692
E-Commerce/Products — 0.0%
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024	270,000	260,341
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	90,505
Electric-Integrated — 0.0%
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/2021*	370,000	362,600
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*	55,000	54,571
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	9,000	9,270
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	64,000	65,320
		74,590
Food-Meat Products — 0.1%
Marfrig Holding Europe BV Company Guar. Notes 6.88% due 06/24/2019	520,000	495,300
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	125,000	119,005

Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	65,000	61,670
		180,675
Independent Power Producers — 0.1%
Empresa Electrica Angamos SA Senior Sec. Notes 4.88% due 05/25/2029*	770,000	757,256
Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	93,000	92,187
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	208,000	195,594
		287,781
Internet Application Software — 0.1%
Tencent Holdings, Ltd. Senior Notes 2.88% due 02/11/2020*	525,000	524,285
Investment Management/Advisor Services — 0.0%
Intercorp Peru, Ltd. Senior Notes 5.88% due 02/12/2025*	280,000	280,952

Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	133,000	135,826
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	400,972
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	248,000	249,684
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	27,000	27,608
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	71,000	72,775
		751,039
Medical-Generic Drugs — 0.6%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	3,925,000	3,945,720
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,238,000	1,240,808
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	1,143,000	1,122,794
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	166,000	163,999
Perrigo Co. PLC Company Guar. Notes 1.30% due 11/08/2016	320,000	318,645
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	205,000	205,398
		6,997,364
Metal-Diversified — 0.1%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	225,000	227,931
Rio Tinto Finance USA PLC Company Guar. Notes 1.38% due 06/17/2016	500,000	501,654
Xstrata Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/2017*	150,000	153,964
		883,549
Oil & Gas Drilling — 0.0%
CHC Helicopter SA Senior Sec. Notes 9.25% due 10/15/2020	57,600	41,904
Oil Companies-Exploration & Production — 0.4%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	15,000	14,063
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	80,000	74,200
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	500,000	494,407
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	400,000	430,407
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	400,000	443,102
CNPC General Capital, Ltd. Company Guar. Notes 2.75% due 04/19/2017*	450,000	457,516
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/2021*	255,000	271,642
Encana Corp. Senior Notes 3.90% due 11/15/2021	1,025,000	1,045,866

Encana Corp. Senior Notes 5.15% due 11/15/2041	145,000	133,745
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	49,000	45,325
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	72,187
Nexen, Inc. Company Guar. Notes 5.88% due 03/10/2035	65,000	71,820
Nexen, Inc. Senior Notes 6.20% due 07/30/2019	100,000	113,146
Nexen, Inc. Company Guar. Notes 6.40% due 05/15/2037	355,000	425,351
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	250,000	225,023
Zhaikmunai LLP Company Guar. Notes 7.13% due 11/13/2019	275,000	260,219
		4,578,019
Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	25,000	24,983
BP Capital Markets PLC Company Guar. Notes 2.24% due 09/26/2018	1,350,000	1,369,561
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	30,000	30,210

BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	122,000	120,881
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	95,000	104,829
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	850,000	839,856
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	525,000	495,827
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	555,000	489,787
Lukoil International Finance BV Company Guar. Notes 3.42% due 04/24/2018*	930,000	891,870
Petrobras Global Finance BV Senior Notes 5.38% due 10/01/2029	GBP	450,000	572,211
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	590,000	516,681
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	61,000	56,120
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN	12,500,000	753,778
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	152,000	151,674
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	675,000	666,274
Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	300,000	306,550
Statoil ASA Company Guar. Notes 1.95% due 11/08/2018	1,030,000	1,035,444
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	300,000	298,537
8,725,073
Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	100,000	96,750
Real Estate Operations & Development — 0.0%
Agile Property Holdings, Ltd. Senior Notes 8.88% due 04/28/2017	165,000	166,650
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	160,000	141,680
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	46,000	44,160
Semiconductor Components-Integrated Circuits — 0.0%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*	450,000	444,852
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 02/25/2022	31,000	33,403
ArcelorMittal Senior Notes 7.50% due 03/01/2041	50,000	49,000
82,403
Telecom Services — 0.0%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	200,000	200,000

Bharti Airtel, Ltd. Senior Notes 4.38% due 06/10/2025*	280,000	275,860
		475,860
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/2016*	250,000	254,252
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	420,000	590,910
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	147,000	165,191
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	315,000	354,375
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	400,000	410,896
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/2019	270,000	302,589
		2,078,213
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	490,000	492,780

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	334,470
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	425,000	457,004
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	2,100,000	2,016,949
		2,808,423
Total Foreign Corporate Bonds & Notes (cost $62,974,028)		62,720,493
U.S. GOVERNMENT AGENCIES — 19.1%
Federal Home Loan Bank — 0.3%
0.38% due 06/24/2016	2,365,000	2,364,839
1.88% due 12/09/2022	1,000,000	966,886
		3,331,725
Federal Home Loan Mtg. Corp. — 4.3%
0.88% due 03/07/2018	8,000,000	7,972,200
1.25% due 10/02/2019	1,272,000	1,255,017
1.89% due 02/01/2037 FRS	76,393	80,430
2.00% due 08/25/2016	8,055,000	8,197,759
2.38% due 01/13/2022	1,097,000	1,110,680
2.50% due 01/01/2028	228,467	233,408
2.50% due 04/01/2028	780,646	797,537
2.52% due 11/01/2037 FRS	491,513	527,416
3.00% due 08/01/2027	750,025	777,810
3.00% due 10/01/2042	424,135	422,980
3.00% due 11/01/2042	612,376	610,692
3.00% due 02/01/2043	1,317,108	1,316,133
3.00% due 04/01/2043	441,958	440,591
3.00% due 08/01/2043	1,804,090	1,797,744
3.50% due 11/01/2041	490,094	505,302
3.50% due 03/01/2042	204,277	210,660
3.50% due 08/01/2042	1,136,903	1,172,711
3.50% due 09/01/2043	178,894	184,649
3.50% due 03/01/2045	1,379,346	1,420,609
3.50% due July 30 TBA	6,000,000	6,172,500
3.75% due 03/27/2019	796,000	864,797
4.00% due 10/01/2043	1,021,693	1,081,479
4.00% due July 30 TBA	2,700,000	2,855,303
4.50% due 01/01/2039	22,149	23,906
4.50% due July 30 TBA	2,600,000	2,807,634
5.00% due July 30 TBA	2,000,000	2,202,188
5.50% due 01/01/2036	383,598	432,391
6.00% due 03/01/2040	28,610	32,410
6.25% due 07/15/2032	206,000	286,264
6.75% due 03/15/2031	100,000	143,348
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-HQ1, Class M1
1.84% due 08/25/2024(1)	112,065	112,421
Series 2014-DN1, Class M2
2.38% due 02/25/2024(1)	246,000	246,695
Series 2014-HQ2, Class M2
2.39% due 09/25/2024(1)	300,000	297,840
Series 2015-HQ1, Class M2
2.39% due 03/25/2025(1)	472,000	468,612
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(1)	36,985	37,283
Federal Home Loan Mtg. Corp., Structured Pass Through Certs. VRS
Series K701, Class X1
0.41% due 11/25/2017(3)(4)	2,309,000	13,360
Series K013, Class X1
0.81% due 01/25/2021(3)(4)	2,324,934	62,097
Freddie Mac Multifamily Mtg. Trust VRS
Series 2014-K503, Class B
3.08% due 10/25/2047*(3)	730,000	735,177
Series 2012-K19, Class B
4.18% due 05/25/2045*(3)	20,037	21,004
		47,931,037
Federal National Mtg. Assoc. — 12.8%
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1
1.79% due 01/25/2024(1)	252,921	254,401
Series 2014-C02, Class 2M2
2.79% due 05/25/2024(1)	60,000	54,743
Series 2014-C03, Class 2M2
3.09% due 07/25/2024(1)	255,000	235,975
Series 2014-C03, Class 1M2
3.19% due 07/25/2024(1)	345,000	320,286
Series 2014-C04, Class 1M2
5.09% due 11/25/2024(1)	150,000	154,751
Federal National Mtg. Assoc.
zero coupon due 10/09/2019	1,747,000	1,595,584
0.88% due 10/26/2017	1,700,000	1,700,779
0.88% due 05/21/2018	5,955,000	5,919,359
1.63% due 10/26/2015	750,000	753,547
2.13% due 05/01/2037 FRS	128,606	136,502
2.29% due 07/01/2039 FRS	330,910	349,498
2.32% due 05/01/2040 FRS	486,243	518,651
2.38% due 04/11/2016	1,245,000	1,264,857
2.40% due 06/01/2034 FRS	390,964	418,174
2.45% due 11/01/2036 FRS	219,755	235,272
2.48% due 08/01/2035 FRS	272,510	292,451
2.50% due 04/01/2028	493,159	502,275
2.50% due July 15 TBA	2,800,000	2,833,919
2.50% due July 30 TBA	2,600,000	2,494,309
2.63% due 09/06/2024	2,025,000	2,025,782
2.64% due 03/01/2027	308,641	296,805
2.78% due 03/01/2027	593,000	573,840
2.97% due 06/01/2027	1,090,000	1,072,994
2.97% due 06/01/2030	1,235,000	1,174,670

3.00% due 10/01/2040 FRS	145,369	154,858
3.00% due 10/01/2027	773,589	803,393
3.00% due 11/01/2027	289,080	300,203
3.00% due July 15 TBA	3,300,000	3,418,826
3.00% due July 30 TBA	5,267,000	5,247,351
3.00% due 03/01/2042	738,046	739,266
3.00% due 12/01/2042	214,037	214,391
3.00% due 05/01/2043	564,612	565,105
3.00% due 02/01/2045	491,196	489,894
3.13% due 02/01/2027	402,000	401,607
3.21% due 10/01/2040 FRS	285,155	304,613
3.50% due 08/01/2026	321,988	340,410
3.50% due 09/01/2026	398,122	421,114
3.50% due 08/01/2027	85,173	89,867
3.50% due 10/01/2028	122,798	130,031
3.50% due July 15 TBA	1,300,000	1,371,033
3.50% due July 30 TBA	63,535,000	65,475,797
3.50% due 03/01/2042	517,272	534,785
3.50% due 06/01/2042	345,869	357,613
3.50% due 07/01/2042	85,846	87,367
3.50% due 08/01/2042	1,214,119	1,248,641
3.50% due 08/01/2043	850,861	878,817
4.00% due July 15 TBA	1,200,000	1,258,687
4.00% due July 30 TBA	5,420,000	5,742,384
4.00% due 06/01/2039	245,048	262,528
4.00% due 10/01/2040	326,326	347,689
4.00% due 11/01/2040	468,144	498,795
4.00% due 03/01/2041	571,248	605,609
4.00% due 10/01/2041	742,143	789,547
4.00% due 11/01/2041	440,689	469,158
4.00% due 10/01/2043	120,969	128,176
4.00% due 11/01/2043	369,786	391,815
4.00% due 12/01/2043	441,490	471,956
4.00% due 10/01/2044	464,306	492,376
4.00% due 11/01/2044	471,687	500,879
4.50% due 10/01/2024	85,937	90,786
4.50% due 01/01/2039	24,352	26,338
4.50% due 06/01/2039	321,822	351,210
4.50% due 09/01/2039	218,225	236,321
4.50% due 05/01/2041	222,485	241,015
4.50% due 07/01/2041	143,580	155,677
4.50% due 03/01/2042	607,778	659,329
4.50% due July 30 TBA	8,796,000	9,509,301
5.00% due 03/15/2016	55,000	56,825
5.00% due 05/01/2040	454,990	503,931
5.00% due 06/01/2040	50,425	55,723
5.00% due 07/01/2040	896,263	990,134
5.00% due July 30 TBA	970,000	1,071,547
5.50% due 12/01/2029	77,294	86,659
5.50% due 08/01/2037	298,847	335,616
5.50% due 06/01/2038	198,589	224,755
5.50% due July 30 TBA	1,900,000	2,133,938
6.00% due 11/01/2038	23,036	26,177
6.00% due 06/01/2040	185,692	211,044
6.50% due 10/01/2037	2,444	2,829
6.63% due 11/15/2030	871,000	1,230,910
7.25% due 05/15/2030	2,260,000	3,370,218
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(1)	712,187	712,136
		142,996,424
Government National Mtg. Assoc. — 1.7%
3.00% due 02/20/2045	549,268	555,339
3.00% due 05/20/2045	404,114	408,581
3.00% due July 30 TBA	2,400,000	2,422,687
3.50% due 03/20/2045	438,759	457,667
3.50% due 04/20/2045	660,135	688,672
3.50% due July 30 TBA	3,699,000	3,837,595
4.00% due 03/15/2039	210,765	224,533
4.00% due 04/15/2039	20,471	21,815
4.00% due 05/15/2039	71,095	75,740
4.00% due 08/15/2039	22,726	24,261
4.00% due 10/15/2039	75,850	80,804
4.00% due 03/15/2040	77,280	82,399
4.00% due 09/15/2040	45,999	49,038
4.00% due 10/15/2040	48,253	51,428
4.00% due 12/15/2040	30,688	32,735
4.00% due 01/15/2041	36,282	38,703
4.00% due 02/15/2041	25,109	26,793
4.00% due 06/15/2041	200,381	214,409
4.00% due 07/15/2041	80,767	86,059
4.00% due 08/15/2041	616,553	656,824
4.00% due 09/15/2041	144,841	154,334
4.00% due 10/15/2041	254,097	270,887
4.00% due 11/15/2041	294,973	314,375
4.00% due 12/15/2041	318,085	338,862
4.00% due 01/15/2042	80,428	85,695
4.00% due 02/15/2042	22,749	24,246
4.00% due 03/15/2042	168,436	179,437
4.00% due 04/15/2042	12,000	12,783
4.00% due 03/20/2044	333,220	353,387
4.50% due 04/15/2018	19,491	20,410
4.50% due 05/15/2018	122,620	128,343
4.50% due 08/15/2018	7,817	8,205
4.50% due 09/15/2018	64,245	67,410
4.50% due 10/15/2018	263,092	276,310
4.50% due 09/15/2033	93,916	102,632
4.50% due 03/15/2039	171,954	186,920
4.50% due 05/15/2039	110,240	119,804
4.50% due 07/15/2039	64,258	69,835
4.50% due 10/15/2039	232,193	252,432
4.50% due 11/15/2039	5,472	5,945
4.50% due 01/15/2040	81,222	88,265
4.50% due 02/15/2040	105,481	115,281
4.50% due 03/15/2040	75,005	81,487
4.50% due 04/15/2040	4,889	5,313

4.50% due 05/15/2040	20,372	22,133
4.50% due 07/15/2040	62,045	68,066
4.50% due 04/15/2041	39,821	43,263
4.50% due 05/15/2041	203,252	222,356
4.50% due 06/15/2041	38,895	42,567
4.50% due 07/15/2041	201,669	219,242
4.50% due 08/15/2041	175,529	190,817
5.00% due 06/15/2033	4,775	5,327
5.00% due 08/15/2033	30,668	34,387
5.00% due 09/15/2033	57,811	64,575
5.00% due 10/15/2033	34,033	37,986
5.00% due 11/15/2033	6,292	7,116
5.00% due 06/15/2034	130,932	146,023
5.00% due 05/15/2035	4,579	5,135
5.00% due 09/15/2035	4,366	4,840
5.00% due 11/15/2035	174,501	194,760
5.00% due 02/15/2036	75,118	83,861
5.00% due 02/20/2036	250,202	278,654
5.00% due 03/15/2036	27,497	30,452
5.00% due 05/15/2036	92,683	102,591
5.00% due 06/15/2036	45,391	50,292
5.00% due 08/15/2036	3,070	3,401
5.00% due 08/15/2038	376,598	417,790
5.50% due 02/15/2032	5,050	5,726
5.50% due 03/15/2032	8,009	9,223
5.50% due 12/15/2032	7,184	8,235
5.50% due 01/15/2033	4,266	4,914
5.50% due 02/15/2033	25,310	29,112
5.50% due 03/15/2033	101,774	116,472
5.50% due 04/15/2033	96,464	110,301
5.50% due 05/15/2033	780	782
5.50% due 06/15/2033	105,734	121,075
5.50% due 07/15/2033	356,814	406,585
5.50% due 08/15/2033	69,182	78,510
5.50% due 09/15/2033	12,626	14,396
5.50% due 11/15/2033	72,754	82,091
5.50% due 12/15/2033	3,805	4,336
5.50% due 01/15/2034	152,656	175,589
5.50% due 02/15/2034	56,841	64,107
6.00% due 04/15/2028	177,647	207,619
6.00% due 01/15/2029	28,541	32,328
6.00% due 03/15/2029	24,881	28,191
6.00% due 11/15/2031	13,009	14,755
6.00% due 12/15/2031	20,813	23,912
6.00% due 04/15/2032	22,984	26,848
6.00% due 09/15/2032	18,620	21,759
6.00% due 10/15/2032	96,151	112,362
6.00% due 11/15/2032	30,690	35,768
6.00% due 01/15/2033	4,563	5,318
6.00% due 02/15/2033	47,697	55,681
6.00% due 03/15/2033	17,215	20,114
6.00% due 09/15/2033	21,939	24,868
6.00% due 01/15/2034	189,578	214,914
6.00% due 03/15/2034	17,361	19,695
6.00% due 05/15/2034	12,132	13,756
6.00% due 07/15/2034	16,304	18,732
6.00% due 08/15/2034	193,337	225,712
6.00% due 09/15/2034	17,565	20,288
6.00% due 11/15/2034	119,118	135,156
6.00% due 03/15/2035	54,213	61,850
6.00% due 08/15/2035	132,509	151,366
6.00% due 01/15/2036	53,074	61,978
6.00% due 02/15/2036	40,048	45,416
6.00% due 04/15/2036	128,458	148,345
6.00% due 05/15/2036	49,208	56,912
6.00% due 06/15/2036	137,054	158,436
6.00% due 07/15/2036	14,394	16,312
6.00% due 08/15/2036	121,563	140,191
6.00% due 09/15/2036	93,028	105,428
6.00% due 10/15/2036	207,061	236,580
6.00% due 11/15/2036	98,500	113,390
6.00% due 12/15/2036	15,810	17,912
6.50% due 09/15/2028	6,366	7,263
6.50% due 09/15/2031	11,736	13,388
6.50% due 10/15/2031	6,444	7,351
6.50% due 11/15/2031	2,625	2,994
6.50% due 12/15/2031	6,757	7,708
7.50% due 09/15/2030	22,170	22,896
		19,439,260
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	105,000	105,916
Total U.S. Government Agencies (cost $212,132,881)		213,804,362
U.S. GOVERNMENT TREASURIES — 36.3%
United States Treasury Bonds — 6.5%
2.50% due 02/15/2045	11,459,000	10,084,837
2.75% due 08/15/2042	5,928,000	5,515,358
2.75% due 11/15/2042	1,812,000	1,685,725
2.88% due 05/15/2043	5,218,000	4,972,592
3.00% due 11/15/2044	3,061,000	2,994,279
3.13% due 11/15/2041	548,000	551,725
3.13% due 02/15/2042	547,000	549,906
3.13% due 02/15/2043	1,770,000	1,772,489
3.13% due 08/15/2044	1,728,000	1,730,836
3.38% due 05/15/2044	869,000	912,790
3.50% due 02/15/2039	1,328,000	1,431,543
3.63% due 08/15/2043	3,158,000	3,474,293
3.63% due 02/15/2044	3,186,000	3,502,857
3.75% due 08/15/2041	427,000	479,474
3.88% due 08/15/2040	1,577,000	1,800,983
4.25% due 05/15/2039	67,000	80,850
4.25% due 11/15/2040	1,100,000	1,331,172
4.38% due 02/15/2038	1,183,000	1,454,721
4.38% due 11/15/2039	1,271,000	1,563,330
4.38% due 05/15/2040	953,000	1,173,456
4.50% due 02/15/2036	1,334,000	1,677,297
4.50% due 05/15/2038	49,000	61,258
4.63% due 02/15/2040	1,187,000	1,513,703
4.75% due 02/15/2041	1,123,000	1,462,795
5.25% due 11/15/2028	1,297,000	1,690,559
5.25% due 02/15/2029	804,000	1,049,157
5.38% due 02/15/2031	853,000	1,146,685
6.13% due 11/15/2027	544,000	754,502
6.25% due 08/15/2023	1,613,000	2,105,342

6.38% due 08/15/2027	1,217,000	1,714,925
6.75% due 08/15/2026	377,000	537,814
7.88% due 02/15/2021	1,267,000	1,681,745
8.13% due 08/15/2019	39,000	49,536
8.13% due 05/15/2021	13,000	17,548
8.75% due 05/15/2017	1,725,000	1,986,175
8.75% due 05/15/2020	1,035,000	1,380,997
8.75% due 08/15/2020	1,389,000	1,873,414
9.00% due 11/15/2018	3,770,000	4,754,324
9.13% due 05/15/2018	32,000	39,445
		72,560,437
United States Treasury Notes — 29.8%
0.13% due 04/15/2018 TIPS(12)	459,534	466,750
0.25% due 10/31/2015	143,000	143,067
0.25% due 01/15/2025 TIPS(12)	19,642,582	19,266,603
0.38% due 01/31/2016	5,371,000	5,378,133
0.38% due 03/15/2016	1,813,000	1,815,125
0.50% due 03/31/2017	2,500,000	2,497,460
0.50% due 04/30/2017	1,000,000	998,359
0.50% due 07/31/2017	3,421,000	3,408,972
0.63% due 05/31/2017	4,793,000	4,792,252
0.63% due 08/31/2017	13,770,000	13,746,329
0.63% due 11/30/2017	3,955,000	3,938,005
0.63% due 04/30/2018	2,441,000	2,419,070
0.75% due 06/30/2017	10,430,000	10,450,370
0.75% due 12/31/2017	50,000	49,895
0.88% due 11/30/2016	10,404,000	10,464,957
0.88% due 01/31/2017	10,928,000	10,988,618
0.88% due 02/28/2017	4,356,000	4,379,483
0.88% due 07/31/2019	4,664,000	4,567,441
1.00% due 08/31/2016	13,077,000	13,170,997
1.00% due 09/30/2016	10,153,000	10,229,939
1.00% due 10/31/2016	6,506,000	6,555,302
1.00% due 03/31/2017	6,007,000	6,052,990
1.00% due 06/30/2019	6,919,000	6,820,079
1.13% due 12/31/2019	1,985,000	1,950,108
1.25% due 08/31/2015	1,641,000	1,644,205
1.25% due 09/30/2015	1,716,000	1,721,095
1.25% due 10/31/2015	7,703,000	7,733,088
1.25% due 11/30/2018	5,880,000	5,894,700
1.25% due 01/31/2019	13,253,000	13,257,135
1.25% due 02/29/2020	7,778,000	7,663,150
1.38% due 11/30/2015	1,100,000	1,105,930
1.38% due 07/31/2018	1,587,000	1,602,870
1.38% due 09/30/2018	7,787,000	7,851,484
1.38% due 12/31/2018	3,941,000	3,963,475
1.38% due 02/28/2019	6,215,000	6,236,852
1.38% due 03/31/2020	722,000	714,893
1.38% due 04/30/2020	323,000	319,467
1.38% due 05/31/2020	4,553,000	4,498,933
1.50% due 08/31/2018	4,979,000	5,043,961
1.50% due 01/31/2022	1,160,000	1,123,025
1.63% due 08/15/2022	9,967,000	9,661,761
1.63% due 11/15/2022	8,502,000	8,218,382
1.75% due 07/31/2015	2,604,000	2,607,661
1.75% due 10/31/2018	1,088,000	1,109,845
1.75% due 10/31/2020	3,843,000	3,844,802
1.75% due 03/31/2022	92,000	90,332
1.75% due 05/15/2022	4,641,000	4,551,443
1.75% due 05/15/2023	18,737,000	18,123,663
1.88% due 08/31/2017	3,079,000	3,156,215
1.88% due 10/31/2017	984,000	1,008,985
2.00% due 01/31/2016	2,932,000	2,963,152
2.00% due 05/31/2021	3,075,000	3,094,459
2.00% due 11/15/2021	4,434,000	4,441,968
2.00% due 02/15/2023	4,961,000	4,906,737
2.00% due 02/15/2025	242,000	235,118
2.13% due 12/31/2015	159,000	160,553
2.13% due 08/15/2021	7,667,000	7,753,254
2.13% due 05/15/2025	2,295,000	2,253,403
2.25% due 11/15/2024	4,164,000	4,138,625
2.38% due 05/31/2018	4,163,000	4,330,494
2.38% due 08/15/2024	3,899,000	3,920,019
2.50% due 08/15/2023	6,555,000	6,696,339
2.50% due 05/15/2024	478,000	486,178
2.63% due 04/30/2016	4,372,000	4,456,025
2.63% due 08/15/2020	922,000	964,138
2.63% due 11/15/2020	2,646,000	2,763,623
2.75% due 12/31/2017	318,000	333,155
2.75% due 02/15/2019	1,649,000	1,736,603
3.13% due 05/15/2019	2,092,000	2,232,392
3.13% due 05/15/2021	7,000	7,487
3.38% due 11/15/2019	816,000	880,961
3.50% due 05/15/2020	699,000	760,217
3.63% due 08/15/2019	19,000	20,683
3.63% due 02/15/2020	3,814,000	4,165,304
3.63% due 02/15/2021	3,869,000	4,244,715
4.00% due 08/15/2018	29,000	31,678
4.25% due 08/15/2015	831,000	835,349
4.25% due 11/15/2017	69,000	74,612
4.50% due 05/15/2017	30,000	32,170
		336,217,067
Total U.S. Government Treasuries (cost $404,146,621)		408,777,504
MUNICIPAL BONDS & NOTES — 0.6%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	325,000	420,069
California State Public Works Board Revenue Bonds Series G2 8.36% due 10/01/2034	125,000	178,155
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	90,000	103,699
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	690,000	794,776
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/2040	130,000	164,980

New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	125,000	174,845
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/2039	30,000	35,263
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	258,000	245,428
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	190,000	186,975
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	185,000	200,792
Port Authority of New York & New Jersey Revenue Bonds Series 158 5.86% due 12/01/2024	150,000	180,794
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	1,675,000	657,555
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	785,000	308,160
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	290,000	113,828
State of California General Obligation Bonds 7.55% due 04/01/2039	590,000	852,886
State of California General Obligation Bonds 7.60% due 11/01/2040	155,000	226,483
State of California General Obligation Bonds 7.63% due 03/01/2040	310,000	454,035
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	295,000	274,925
University of California Revenue Bonds Series H 6.55% due 05/15/2048	450,000	559,557
Total Municipal Bonds & Notes (cost $6,267,508)		6,133,205
LOANS(9)(10)(11) — 1.9%
Advanced Materials — 0.0%
CommScope, Inc. FRS BTL-B 4.00% due 12/29/2022	120,000	119,813
Advertising Services — 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.25% due 07/25/2021	527,466	524,452
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-E 3.50% due 05/14/2022	673,394	664,736
TransDigm, Inc. FRS BTL-D 3.75% due 06/02/2021	99,000	98,103
		762,839
Applications Software — 0.0%
Verint Systems, Inc. FRS BTL 3.50% due 09/06/2019	130,729	130,630
Auto-Cars/Light Trucks — 0.0%
Chrysler Group LLC FRS BTL-B 3.25% due 12/31/2018	222,188	221,521
Auto/Truck Parts & Equipment-Original — 0.0%
Tower Automotive Holdings USA LLC FRS BTL 4.00% due 04/23/2020	111,833	111,554
Broadcast Services/Program — 0.0%
Univision Communications, Inc. FRS BTL-C4 4.00% due 03/01/2020	245,561	243,720
Building Products-Cement — 0.0%
Summit Materials LLC FRS BTL-B 3.25% due 06/24/2022	100,000	99,875
Cable/Satellite TV — 0.1%
Numericable US LLC FRS BTL-B1 4.50% due 05/21/2020	58,682	58,796
Numericable US LLC FRS BTL-B2 4.50% due 05/21/2020	50,768	50,866
Ziggo NV FRS BTL-B1 3.50% due 01/15/2022	129,425	127,791

Ziggo NV FRS BTL-B2 3.50% due 01/15/2022	83,404	82,351
Ziggo NV FRS BTL-B3 3.50% due 01/15/2022	137,171	135,439
		455,243
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 7.25% due 03/01/2017(18)	100,616	89,997
MGM Resorts International FRS BTL-B 3.50% due 12/20/2019	245,592	243,699
		333,696
Cellular Telecom — 0.0%
LTS Buyer LLC FRS 1st Lien 4.00% due 04/11/2020	167,511	166,325
Chemicals-Other — 0.0%
American Rock Salt Holdings, Inc. FRS BTL 4.75% due 05/20/2021	124,685	124,062
Chemicals-Specialty — 0.0%
Chemours Co. FRS BTL-B 3.75% due 05/22/2022	145,000	144,094
Minerals Technologies, Inc. FRS BTL-B1 3.75% due 05/09/2021	100,199	100,032
Univar, Inc. FRS BTL 4.25% due 07/01/2022	165,000	164,484
		408,610
Coal — 0.0%
Arch Coal, Inc. FRS BTL-B 6.25% due 05/16/2018	245,580	167,915
Commercial Services — 0.1%
Brand Energy & Infrastructure Services, Inc. FRS BTL-B 4.75% due 11/26/2020	187,150	182,676
Brickman Group, Ltd. LLC FRS 1st Lien 4.00% due 12/18/2020	197,005	195,856
ON Assignment, Inc. FRS BTL 6.75% due 05/19/2022	223,030	223,030
ServiceMaster Co. LLC FRS BTL-B 4.25% due 07/01/2021	444,364	444,681
		1,046,243
Commercial Services-Finance — 0.0%
Interactive Data Corp. FRS BTL 4.75% due 05/02/2021	99,000	99,206
TransUnion LLC FRS BTL-B2 3.75% due 04/09/2021	137,895	136,516
		235,722
Computers-Integrated Systems — 0.0%
SS&C Technologies, Inc. FRS BTL-B1 4.00% due 07/08/2022	160,000	159,933
SS&C Technologies, Inc. FRS BTL-B2 4.00% due 07/08/2022	36,000	35,985
		195,918
Computers-Periphery Equipment — 0.0%
CDW LLC FRS BTL 3.25% due 04/29/2020	248,097	245,754
Containers-Metal/Glass — 0.0%
BWAY Holding Co. FRS BTL-B 5.50% due 08/14/2020	133,650	134,235
Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc. FRS BTL-E 3.75% due 01/06/2021	577,179	575,335
Coveris Holdings SA FRS BTL-B1 4.50% due 05/08/2019	119,311	119,460
		694,795
Data Processing/Management — 0.1%
First Data Corp. FRS BTL 3.69% due 03/24/2018	250,000	249,062
First Data Corp. FRS BTL 3.75% due 06/23/2022	530,000	527,516
		776,578
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 4.75% due 06/30/2021	138,600	135,616
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 4.25% due 09/26/2021	129,350	128,892

Diversified Minerals — 0.1%
American Rock Salt Co. LLC FRS 1st Lien 4.75% due 05/20/2021	178,200	178,033
FMG Resources August 2006 Pty, Ltd. FRS BTL-B 3.75% due 06/30/2019	687,750	609,304
		787,337
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC FRS 1st Lien DIP 3.75% due 05/05/2016(18)	155,198	155,521
Electronic Components-Semiconductors — 0.1%
Avago Technologies Cayman, Ltd. FRS BTL-B 3.75% due 05/06/2021	172,203	172,379
Freescale Semiconductor, Inc. FRS BTL-B4 4.25% due 03/01/2020	245,631	245,785
NXP BV FRS BTL-D 3.25% due 01/11/2020	186,675	186,022
		604,186
Entertainment Software — 0.0%
Activision Blizzard, Inc. FRS BTL-B 3.25% due 10/12/2020	186,875	187,196
Extended Service Contracts — 0.0%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.75% due 03/01/2021	266,625	261,959
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.75% due 02/28/2022	125,000	122,448
		384,407
Filtration/Separation Products — 0.0%
Filtration Group, Inc. FRS 1st Lien 4.25% due 11/21/2020	113,563	113,752
Food-Misc./Diversified — 0.0%
Darling Ingredients, Inc. FRS BTL-B 3.25% due 01/06/2021	251,813	252,914
Dole Food Co., Inc. FRS BTL-B 4.50% due 11/01/2018	202,096	202,096
		455,010
Food-Retail — 0.0%
Albertson’s Holdings LLC FRS BTL-B4 5.50% due 08/25/2021	179,550	180,325
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B2 6.00% due 10/01/2021	154,225	154,015
Hotels/Motels — 0.0%
La Quinta Intermediate Holdings LLC FRS BTL-B 4.00% due 04/14/2021	116,761	116,543
Independent Power Producers — 0.0%
Calpine Corp. FRS Delayed Draw 4.00% due 10/30/2020	128,050	127,750
NRG Energy, Inc. FRS BTL-B 2.75% due 07/02/2018	245,603	243,454
		371,204
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 4.00% due 10/02/2020	345,625	342,673
Insurance-Property/Casualty — 0.0%
Asurion LLC FRS BTL-B2 4.25% due 07/08/2020	319,298	317,759
Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021	125,000	126,750
		444,509
Internet Connectivity Services — 0.1%
Zayo Group LLC FRS BTL-B 3.75% due 05/06/2021	491,182	487,038
Leisure Games — 0.0%
Aristocrat International Pty, Ltd. FRS BTL-B 4.75% due 10/20/2021	131,885	132,342
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020	245,625	239,699
Rexnord LLC FRS 1st Lien 4.00% due 08/21/2020	343,875	342,586
		582,285
Medical Labs & Testing Services — 0.0%
American Renal Holdings, Inc. FRS 1st Lien 4.50% due 09/22/2019	193,037	192,192
Medical-Biomedical/Gene — 0.0%
Medpace Holdings, Inc. FRS 1st Lien 4.75% due 04/01/2021	83,019	83,157

Medical-Drugs — 0.1%
Endo Luxembourg Finance Co. FRS BTL-B 3.75% due 06/11/2022	365,000	365,912
PRA Holdings, Inc. FRS 1st Lien 4.50% due 09/23/2020	168,860	168,895
Valeant Pharmaceuticals International, Inc. FRS BTL-B 4.00% due 04/01/2022	114,713	114,608
		649,415
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. FRS BTL-G 3.75% due 12/31/2019	36,510	36,495
CHS/Community Health Systems, Inc. FRS BTL-H 4.00% due 01/27/2021	173,150	173,246
		209,741
Metal Processors & Fabrication — 0.1%
Ameriforge Group, Inc. FRS 1st Lien 5.00% due 12/19/2019	98,256	81,798
Crosby US Acquisition Corp. FRS 1st Lien 3.75% due 11/23/2020	536,825	507,971
		589,769
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/05/2021	178,650	175,747
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS BTL-B 3.75% due 07/18/2021	99,250	75,430
Seadrill Operating LP FRS BTL-B 4.00% due 02/21/2021	216,947	163,330
		238,760
Oil Companies-Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS 1st Lien 5.25% due 08/04/2020	100,000	76,950
Templar Energy LLC FRS 2nd Lien 8.50% due 11/25/2020	100,000	74,250
		151,200
Oil Refining & Marketing — 0.0%
Western Refining, Inc. FRS BTL-B 4.25% due 11/12/2020	118,200	117,646
Pipelines — 0.0%
Energy Transfer Equity LP FRS BTL 3.25% due 12/02/2019	280,500	278,265
Professional Sports — 0.1%
Delta 2 Lux Sarl FRS 2nd Lien 4.50% due 07/31/2022	120,000	119,813
Delta 2 Lux Sarl FRS BTL-B3 4.75% due 07/31/2021	400,000	397,375
		517,188
Real Estate Investment Trusts — 0.0%
Crown Castle Operating Co. FRS BTL-B2 3.00% due 01/31/2021	192,075	190,851
Recreational Centers — 0.0%
Town Sports International LLC FRS BTL-B 4.50% due 11/15/2020	179,317	141,063
Retail-Apparel/Shoe — 0.0%
Kate Spade & Co. FRS BTL-B 4.00% due 04/10/2021	183,613	181,929
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. FRS BTL-B2 4.00% due 01/28/2020	99,250	99,360
Retail-Bedding — 0.0%
Serta Simmons Holdings LLC FRS BTL 4.25% due 10/01/2019	190,315	190,291
Retail-Discount — 0.1%
BJ’s Wholesale Club, Inc. FRS 1st Lien 4.50% due 09/26/2019	621,085	620,693
Family Tree Escrow LLC FRS BTL-B1 3.50% due 07/06/2022	87,722	87,685
		708,378
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL-B 2.75% due 04/07/2021	145,000	144,718
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc. FRS BTL-B 4.25% due 03/11/2022	465,000	464,260
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 4.00% due 06/05/2020	154,612	154,612
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA FRS BTL-B2 3.75% due 06/30/2019	532,591	528,041

Special Purpose Entity — 0.1%
SAM Finance Lux Sarl FRS BTL 4.25% due 12/17/2020	567,864		568,397
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. FRS 1st Lien 5.00% due 11/27/2020	307,794		302,312
Steel-Specialty — 0.0%
Signode Industrial Group US, Inc. FRS BTL-B 3.75% due 05/01/2021	114,389		113,817
Telecom Services — 0.0%
Altice Financing SA FRS BTL 5.25% due 02/04/2022	110,000		110,642
Telephone-Integrated — 0.1%
Level 3 Financing, Inc. FRS BTL-B2 3.50% due 05/31/2022	425,000		421,680
Level 3 Financing, Inc. FRS BTL-B 4.00% due 01/15/2020	200,000		199,750
			621,430
Television — 0.1%
ION Media Networks, Inc. FRS BTL-B 4.75% due 12/18/2020	143,193		143,014
Tribune Media Co. FRS BTL 3.75% due 12/27/2020	622,427		622,167
			765,181
Transport-Equipment & Leasing — 0.0%
Fly Funding II Sarl FRS BTL-B 3.50% due 08/06/2019	120,250		120,250
Total Loans (cost $21,950,413)			21,570,963
FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	159,000		160,347
Sovereign — 1.9%
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(12)	BRL	8,552,136	2,780,108
Dominican Republic International Bond Senior Bonds 5.50% due 01/27/2025*	535,000		536,337
Dominican Republic International Bond Senior Bonds 5.50% due 01/27/2025	130,000		130,325
Federal Republic of Nigeria Bonds 12.15% due 07/18/2034	NGN	84,640,000	351,274
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	550,000		525,250
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037	35,000		39,550
Government of Canada Senior Notes 0.88% due 02/14/2017	181,000		181,652
Government of Poland Bonds zero coupon due 07/25/2017	PLN	3,225,000	823,915
Government of Romania Bonds 5.85% due 04/26/2023	RON	1,360,000	378,970
Oriental Republic of Uruguay Senior Bonds 3.70% due 06/26/2037(12)	UYU	16,240,050	506,939
Oriental Republic of Uruguay Senior Bonds 4.25% due 04/05/2027(12)	UYU	23,188,606	818,069
Oriental Republic of Uruguay Senior Bonds 4.38% due 12/15/2028(12)	UYU	5,373,549	190,962
Provincia De Buenos Aires Notes 9.95% due 06/09/2021	250,000		244,375
Republic of Chile Bonds 3.00% due 01/01/2040(12)	CLP	324,778,480	618,897
Republic of Colombia Bonds 3.00% due 03/25/2033(12)	COP	1,234,569,045	406,898
Republic of Colombia Bonds 3.50% due 03/10/2021(12)	COP	974,577,834	370,636
Republic of Colombia Bonds 6.13% due 01/18/2041	100,000		108,250
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045*	200,000		195,000
Republic of Costa Rica Senior Bonds 9.20% due 03/27/2019*	CRC	141,600,000	270,885
Republic of Indonesia Senior Notes 7.88% due 04/15/2019	IDR	7,374,000,000	548,251

Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	12,675,000,000	951,074
Republic of Montenegro Senior Notes 3.88% due 03/18/2020*	EUR	620,000	637,689
Republic of Paraguay Notes 6.10% due 08/11/2044		200,000	203,000
Republic of Peru Senior Notes 7.35% due 07/21/2025		100,000	130,500
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	12,205,000	980,734
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	6,900,000	535,140
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	16,370,000	1,291,159
Republic of Turkey Senior Notes 4.88% due 04/16/2043		590,000	536,876
Republic of Zambia Senior Notes 8.50% due 04/14/2024		200,000	201,000
Russian Federation Bonds 7.50% due 02/27/2019	RUB	26,665,000	434,632
United Mexican States FRS Senior Bonds 3.00% due 05/28/2020	MXN	32,166,500	2,029,759
United Mexican States Senior Notes 3.00% due 03/06/2045	EUR	310,000	300,364
United Mexican States FRS Bonds 3.04% due 12/29/2016	MXN	19,420,000	1,233,778
United Mexican States Senior Notes 3.50% due 01/21/2021		310,000	316,200
United Mexican States Senior Bonds 3.60% due 01/30/2025		210,000	207,060
United Mexican States Bonds 4.00% due 11/15/2040(12)	MXN	11,120,797	760,468
United Mexican States Senior Bonds 4.60% due 01/23/2046		525,000	485,625
United Mexican States Senior Bonds 4.75% due 03/08/2044	128,000		121,600
United Mexican States Senior Notes 5.63% due 03/19/2114	GBP	300,000	452,049
United Mexican States Senior Notes Series A 7.50% due 04/08/2033	70,000		94,150
			21,929,400
Total Foreign Government Obligations (cost $23,376,932)			22,089,747
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMI Holdings Corp.†	1,980		5,168
Television — 0.0%
ION Media Networks, Inc.†(5)(7)(19)	22		14,095
Total Common Stocks (cost $0)			19,263

PREFERRED SECURITIES — 0.1%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	7,606		176,383
Telecom Services — 0.1%
Qwest Corp. 6.13%	14,710		366,279
Total Preferred Securities (cost $557,871)			542,662
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
Banks-Commercial — 0.5%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(13)	EUR	1,200,000	1,339,492
Banco Bilbao Vizcaya Argentaria SA VRS 9.00% due 05/09/2018(13)	600,000		645,000
Banco do Brasil SA VRS 6.25% due 04/15/2024(13)	220,000		154,825
Banco Santander SA VRS 6.25% due 03/12/2019(13)	EUR	1,400,000	1,529,573
Banco Santander SA VRS 6.25% due 09/11/2021(13)	EUR	200,000	216,838
ING Groep NV VRS 6.00% due 04/16/2020(13)	320,000		315,800
ING Groep NV VRS 6.50% due 04/16/2025(13)	215,000		207,341
KBC Groep NV VRS 5.63% due 03/19/2019(13)	EUR	170,000	185,497

Nordea Bank AB FRS 6.13% due 09/23/2024*(13)	212,000		209,019
Rabobank Nederland VRS 5.50% due 06/29/2020(13)	EUR	200,000	224,642
Standard Chartered PLC FRS 6.50% due 04/02/2020*(13)	670,000		675,780
			5,703,807
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(13)	177,000		175,672
State Street Capital Trust IV FRS 1.29% due 06/01/2077	300,000		261,750
State Street Corp. FRS Series F 5.25% due 09/15/2020(13)	86,000		86,108
			523,530
Banks-Super Regional — 0.1%
Capital One Financial Corp. FRS Series E 5.55% due 06/01/2020(13)	97,000		96,151
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(13)	209,000		199,240
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(13)	163,000		166,879
Wells Fargo Capital X 5.95% due 12/01/2086	84,000		85,386
			547,656
Building Societies — 0.1%
Nationwide Building Society FRS 6.88% due 06/20/2019(13)	GBP	770,000	1,194,739
Diversified Banking Institutions — 0.8%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(13)	283,000		279,462
Barclays PLC FRS 8.00% due 12/15/2020(13)	EUR	310,000	366,340
Barclays PLC FRS 8.25% due 12/15/2018(13)	570,000		601,897
Citigroup, Inc. FRS Series N 5.80% due 11/15/2019(13)	302,000		302,755
Credit Agricole SA FRS 6.50% due 06/23/2021(13)	EUR	410,000	459,374
Credit Agricole SA FRS 6.63% due 09/23/2019*(13)	408,000		398,208
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(13)	417,000		399,799
Deutsche Bank AG FRS 7.50% due 04/30/2025(13)	400,000		399,000
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(13)	100,000		98,790
HSBC Holdings PLC VRS 5.25% due 09/16/2022(13)	EUR	200,000	222,714
HSBC Holdings PLC VRS 5.63% due 01/17/2020(13)	600,000		600,750
HSBC Holdings PLC VRS 6.38% due 03/30/2025(13)	206,000		207,030
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(13)	192,000		192,787
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(13)	503,000		532,048
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(13)	EUR	710,000	815,289
Lloyds Banking Group PLC VRS 7.00% due 06/27/2019(13)	GBP	450,000	709,293
Societe Generale SA VRS 6.00% due 01/27/2020*(13)	377,000		351,741
Societe Generale SA VRS 6.75% due 04/27/2021(13)	EUR	450,000	499,801
Societe Generale SA VRS 8.25% due 11/29/2018(13)	740,000		775,927
UBS Group AG FRS 5.75% due 02/19/2022(13)	EUR	200,000	225,757

UniCredit SpA FRS 8.00% due 06/03/2024(13)	210,000		205,800
			8,644,562
Diversified Operations — 0.0%
Hutchison Whampoa Europe Finance 13, Ltd. VRS 3.75% due 05/10/2018(13)	EUR	445,000	503,550
Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	123,000		128,225
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(7)	58,000		6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	142,000		141,645
Food-Dairy Products — 0.0%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	230,000		244,375
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	65,000		64,106
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	167,000		173,096
			237,202
Insurance-Multi-line — 0.0%
MetLife Capital Trust IV 7.88% due 12/15/2067*	150,000		188,400
MetLife, Inc. 6.40% due 12/15/2066	189,000		207,428
			395,828

Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	250,000		371,875
Sompo Japan Nipponkoa Insurance, Inc. FRS 5.33% due 03/28/2073*	450,000		473,625
			845,500
Pipelines — 0.0%
TransCanada Trust FRS 5.63% due 05/20/2075	83,000		83,726
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	284,000		306,010
Total Preferred Securities/Capital Securities (cost $20,736,220)			19,500,361
EXCHANGE-TRADED FUNDS — 0.2%
iShares Barclays 1-3 Year Treasury Bond Fund	9,400		797,684
iShares Barclays 3-7 Year Treasury Bond Fund	6,200		762,352
iShares Barclays 7-10 Year Treasury Bond Fund	3,400		357,034
iShares Barclays 10-20 Year Treasury Bond Fund	2,000		265,840
iShares Barclays 20+ Year Treasury Bond Fund	3,600		422,856
Total Exchange-Traded Funds (cost $2,516,262)			2,605,766
OPTIONS - PURCHASED†(7)(14) — 0.0%
Call Options - Purchased	EUR	505,000	3,179
Call Options - Purchased	EUR	100,000	721
Call Options - Purchased	RUB	47,000,000	6
Call Options - Purchased	BRL	3,100,000	1
Call Options - Purchased	HKD	11,470,000	4,263
Total Options - Purchased (cost $55,568)			8,170
Total Long-Term Investment Securities (cost $1,149,654,490)			1,151,919,053

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Sovereign — 0.2%
Brazil Notas de Tesouro Nacional
Bills
zero coupon due 01/01/2016	BRL	1,839,000	552,438
Republic of Turkey
Bonds
2.50% due 05/04/2016(12)	TRY	2,209,948	817,568
Republic of Turkey
Bonds
9.00% due 01/27/2016	TRY	1,450,000	538,319
Total Short-Term Investment Securities (cost $1,915,244)			1,908,325
REPURCHASE AGREEMENTS — 7.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2015, to be repurchased 07/01/2015 in the amount $1,263,000 collateralized by $1,230,000 of United States Treasury Notes, bearing interest at 2.63% due 11/15/2020 and having an approximate value of $1,288,425		$1,263,000	1,263,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2015, to be repurchased 07/01/2015 in the amount $20,352,000 collateralized by $20,555,000 of United States Treasury Notes, bearing interest at 1.88% due 06/30/2020 and having an approximate value of $20,760,550	20,352,000		20,352,000
Bank of America Securities LLC Joint Repurchase Agreement(16)	13,355,000		13,355,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)	11,805,000		11,805,000
BNP Paribas SA Joint Repurchase Agreement(16)	11,805,000		11,805,000
Deutsche Bank AG Joint Repurchase Agreement(16)	13,380,000		13,380,000
RBS Securities, Inc. Repurchase Agreement(16)	11,805,000		11,805,000
Total Repurchase Agreements (cost $83,765,000)			83,765,000
TOTAL INVESTMENTS (cost $1,235,334,734)(17)	110.4%		1,237,592,378
Liabilities in excess of other assets	(10.4)		(116,355,060)
NET ASSETS	100.0%		$1,121,237,318

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2015, the aggregate value of these securities was $132,359,492 representing 11.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Interest Only
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)	“Step-down” security where the rate decreases (“steps-down”) at a predetermined rate. Rate shown reflects the decreased rate.
(7)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $200,853 representing 0.0% of net assets.
(8)	Security in default of interest and principal at maturity.

(9)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates at June 30, 2015. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(12)	Principal amount of security is adjusted for inflation.
(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	Options — Purchased.

Options-Purchased

							Unrealized
	Expiration	Strike	Notional		Premiums	Value at	Appreciation
Issue	Month	Price	Amount		Paid	June 30, 2015	(Depreciation)
Call option to buy Brazilian Reals in exchange for U.S. dollars with Goldman Sachs International	September 2015	$2.41	BRL	3,100,000	$22,973	$1	$(22,972)
Call option to buy Russian Rubles in exchange for U.S. dollars with Goldman Sachs International	September 2015	36.97	RUB	47,000,000	17,000	6	(16,994)
Call option to buy U.S. dollars in exchange for Hong Kong Dollars with Goldman Sachs International	March 2016	7.75	HKD	11,470,000	5,014	4,263	(751)
Call option to buy U.S. dollars in exchange for Euros with Goldman Sachs International	July 2015	1.12	EUR	505,000	8,750	3,179	(5,571)
Call option to buy U.S. dollars in exchange for Euros with Goldman Sachs International	July 2015	1.13	EUR	100,000	1,831	721	(1,110)
					$55,568	$8,170	$(47,398)

(15)	Denominated in United States dollars unless otherwise indicated.
(16)	See Note 2 for details of Joint Repurchase Agreements.
(17)	See Note 4 for cost of investments on a tax basis.
(18)	Company has filed for Chapter 11 bankruptcy protection.
(19)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2015, the Multi-Managed Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Warrants
ION Media Networks, Inc.	03/05/2014	22	$—	$14,095	$640.68	0.00%

BRL	— Brazilian Real
BTL	— Bank Term Loan
CRC	— Costa Rican Colon
CLP	— Chilean Peso
COP	— Colombian Peso
DIP	— Debtors in Possession Financing
EUR	— Euro Currency
GBP	— Pound Sterling
HKD	— Hong Kong Dollar
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NGN	— Nigerian Naira
PLN	— Polish Zloty
REMIC	— Real Estate Mortgage Investment Conduit
RON	— Romanian Leu
RUB	— Russian Ruble
TBA

—  Securities purchased on a forward commitment basis with an approximateprincipal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2015 and unless otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	940,000	USD	1,010,567	03/15/2017	$—	$(56,862)
	GBP	680,000	USD	1,050,442	09/16/2015	—	(17,425)
						—	(74,287)
Bank of Montreal	TRY	1,496,000	USD	527,485	09/16/2015	—	(18,680)

Barclays Bank PLC	IDR	3,774,000,000	USD	261,448	05/18/2016	—	(1,047)

BNP Paribas SA	USD	795,388	NGN	144,363,000	10/08/2015	—	(133,399)

Citibank, N.A.	CZK	13,060,000	USD	540,183	09/16/2015	5,701	—
	EUR	5,880,000	USD	6,594,643	07/31/2015	36,870	—
	EUR	395,000	USD	510,913	09/18/2015	70,067	—
	NGN	144,363,000	USD	657,465	10/08/2015	—	(4,525)
	USD	473,647	RSD	47,000,000	09/18/2015	—	(42,330)
	ZAR	37,812,000	USD	3,008,713	09/16/2015	—	(58,491)
						112,638	(105,346)
Commonwealth Bank of Australia	USD	443,870	EUR	395,000	09/18/2015	—	(3,024)

Deutsche Bank AG	GHS	912,000	USD	199,127	09/18/2015	264	—
	USD	1,020,612	MXN	15,746,000	09/17/2015	—	(24,186)
	USD	414,303	MYR	1,570,000	09/17/2015	1,278	—
						1,542	(24,186)
Goldman Sachs International	HKD	5,735,000	USD	739,599	03/03/2016	—	(228)
	IDR	8,684,000,000	USD	635,958	09/16/2015	—	(3,308)
	TRY	745,000	USD	265,779	07/20/2015	—	(10,673)
	USD	269,094	TRY	745,000	07/20/2015	7,358	—
	USD	531,730	TRY	1,496,000	09/16/2015	14,435	—
						21,793	(14,209)
HSBC Bank USA, N.A.	GBP	1,231,000	USD	1,934,739	07/31/2015	911	—
	MXN	24,256,000	USD	1,571,259	09/17/2015	36,310	—
	USD	494,006	UYU	13,515,000	09/16/2015	—	(4,332)
	USD	1,186,618	ZAR	14,900,000	09/16/2015	22,029	—
	USD	262,446	MYR	990,000	09/17/2015	—	(393)
	UYU	13,515,000	USD	489,585	09/16/2015	—	(89)
						59,250	(4,814)
JPMorgan Chase Bank	GHS	747,000	USD	162,745	09/18/2015	—	(139)
	IDR	4,310,688,000	USD	315,409	09/16/2015	—	(1,919)
	IDR	3,677,000,000	USD	254,024	05/18/2016	—	(1,724)
	RUB	13,110,000	USD	234,652	07/17/2015	—	(1,578)
	USD	222,111	KES	21,778,000	07/13/2015	—	(3,286)
	USD	239,452	RUB	13,110,000	07/17/2015	—	(3,222)
	EUR	215,000	USD	241,970	09/16/2015	2,023	—
	USD	4,502	EUR	4,000	09/16/2015	—	(38)
						2,023	(11,906)
Royal Bank of Canada	MXN	44,230,000	USD	2,833,027	09/17/2015	34,099	—

Standard Chartered Bank	CLP	162,950,000	USD	258,315	09/16/2015	5,210	—
	COP	568,500,000	USD	221,677	09/16/2015	5,254	—
	USD	558,990	KES	54,781,000	07/13/2015	—	(8,552)
						10,464	(8,552)
State Street Bank and Trust Co.	BRL	1,625,000	USD	508,424	07/02/2015	—	(14,235)
	CLP	162,950,000	USD	255,997	09/16/2015	2,893	—
	USD	95,160	EUR	85,000	07/31/2015	—	(362)
	USD	23,628	GBP	15,000	07/31/2015	—	(64)
						2,893	(14,661)
UBS AG	BRL	1,625,000	USD	523,754	07/02/2015	1,095	—
	USD	519,501	BRL	1,625,000	07/02/2015	3,158	—
						4,253	—

Net Unrealized Appreciation (Depreciation)						$248,955	$(414,111)

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro Currency

GBP — Pound Sterling

GHS — Ghanian Cedi

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

KES — Kenyan Shilling

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

RSD — Serbian Dinar

RUB — Russian Ruble

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguyan Peso

ZAR — South African Rand

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2015	Unrealized Appreciation (Depreciation)
19	Long	Long Gilt	September 2015	$3,495,575	$3,454,974	$(40,601)
53	Long	U.S. Treasury 2 YR Notes	September 2015	11,570,830	11,603,688	32,858
807	Long	U.S. Treasury 5 YR Notes	September 2015	96,143,928	96,241,055	97,127
1,157	Short	U.S. Treasury 10 YR Notes	September 2015	146,263,800	145,980,859	282,941
9	Long	U.S. Treasury Long Bonds	September 2015	1,346,061	1,357,594	11,533
88	Long	U.S. Treasury Ultra Long Bonds	September 2015	13,998,188	13,557,500	(440,688)
						$(56,830)

Centrally Cleared Credit Default Swaps on Credit Indicies-Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2015(2)	Notional Amount(3)	Value at June 30, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America High Yield Index	(5.00)%	06/20/2020	Goldman Sachs Corp.	3.56%	$1,640,430	$(101,965)	$(106,656)	$4,691

Over the Counter Credit Default Swaps on Credit Indicies and Sovereign Issues-Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2015(2)	Notional Amount(3)	Value at June 30, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Russian Federation 7.50% due 03/31/2030	(1.00)%	12/20/2019	Goldman Sachs Corp.	3.28%	$180,000	$16,574	$34,966	$(18,392)

Markit CDX Emerging Markets Index	(1.00)	12/20/2019	Goldman Sachs Corp.	3.79	7,699,500	845,963	869,091	(23,128)
						$862,537	$904,057	$(41,520)

(1)                                 If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)                                 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)                                 The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)                                 The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$124,395,739	$—	$124,395,739
U.S. Corporate Bonds & Notes:
Airlines	—	326,535	24,351	350,886
Gambling (Non-Hotel)	—	136,017	13	136,030
Other Industries	—	269,263,902	—	269,263,902
Foreign Corporate Bonds & Notes	—	62,720,493	—	62,720,493
U.S. Government Agencies	—	213,804,362	—	213,804,362
U.S. Government Treasuries	—	408,777,504	—	408,777,504
Municipal Bonds & Notes	—	6,133,205	—	6,133,205
Loans	—	21,570,963	—	21,570,963
Foreign Government Obligations	—	22,089,747	—	22,089,747
Common Stocks:
Insurance-Reinsurance	5,168	—	—	5,168
Television	—	—	14,095	14,095
Preferred Securities	542,662	—	—	542,662
Preferred Securities/Capital Securities	—	19,500,361	—	19,500,361
Exchange-Traded Funds	2,605,766	—	—	2,605,766
Options-Purchased	8,170	—	—	8,170
Short-Term Investment Securities	—	1,908,325	—	1,908,325
Repurchase Agreements	—	83,765,000	—	83,765,000
Total Investments at Value	$3,161,766	$1,234,392,153	$38,459	$1,237,592,378

Other Financial Instruments:+
Forward Currency Contracts	$—	$248,955	$—	$248,955
Futures Contracts	424,459	—	—	424,459
Centrally Cleared Credit Default Swaps on Credit Indicies - Buy Protection	—	4,691	—	4,691
Total Other Financial Instruments	$424,459	$253,646	$—	$678,105

LIABILITIES:
Other Financial Instruments:+
Forward Currency Contracts	$—	$414,111	$—	$414,111
Futures Contracts	481,289	—	—	481,289
Over the Counter Credit Default Swaps on Credit Indicies and Sovereign Issues - Buy Protection	—	41,520	—	41,520
Total Other Financial Instruments	$481,289	$455,631	$—	$936,920

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST REAL RETURN PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount(7)		Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 39.4%
Sovereign — 39.4%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	11,776,420	13,994,790
Bundesrepublik Deutschland Bonds 1.75% due 04/15/2020	EUR	13,870,450	17,410,316
Government of Australia Senior Bonds 1.00% due 11/21/2018	AUD	5,908,200	4,689,440
Government of Australia Senior Bonds 4.00% due 08/20/2020	AUD	18,123,840	16,637,387
Government of Canada Bonds 4.25% due 12/01/2021	CAD	13,520,079	14,255,511
Government of France Bonds 0.25% due 07/25/2024	EUR	15,533,612	18,360,474
Government of France Bonds 1.10% due 07/25/2022	EUR	15,815,850	19,749,862
Government of France Bonds 1.30% due 07/25/2019	EUR	11,149,121	13,600,336
Government of France Bonds 2.10% due 07/25/2023	EUR	6,582,478	8,892,468
Government of New Zealand Senior Bonds 2.00% due 09/20/2025	NZD	3,087,300	2,080,523
Government of Spain Senior Notes 1.80% due 11/30/2024*	EUR	5,468,585	6,469,666
Government of Sweden Notes 0.25% due 06/01/2022	SEK	55,105,994	7,101,975
Italy Buoni Poliennali Del Tesoro Bonds 2.10% due 09/15/2021	EUR	2,849,805	3,443,027
Italy Buoni Poliennali Del Tesoro Senior Notes 2.35% due 09/15/2024*	EUR	19,053,008	23,390,298
Italy Buoni Poliennali Del Tesoro Senior Notes 2.60% due 09/15/2023	EUR	2,659,870	3,329,797
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 11/22/2019	GBP	7,848,368	13,108,647
United Kingdom Inflation Linked Gilt Treasury Bonds 1.25% due 11/22/2017	GBP	3,928,309	6,592,260
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	11,383,317	21,724,379
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	10,305,803	20,857,699
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	7,425,712	20,321,355
Total Foreign Government Obligations (cost $269,365,533)			256,010,210
U.S. GOVERNMENT TREASURIES(1) — 53.8%
United States Treasury Notes — 53.8%
0.13% due 04/15/2016 TIPS	$19,212,374		$19,302,441
0.13% due 04/15/2017 TIPS	25,691,557		26,040,808
0.13% due 04/15/2018 TIPS	16,073,439		16,325,841
0.13% due 04/15/2019 TIPS	25,741,282		26,075,120
0.13% due 04/15/2020 TIPS	7,950,746		8,014,726
0.13% due 01/15/2022 TIPS	20,968,317		20,779,938
0.13% due 07/15/2022 TIPS	22,669,388		22,497,599
0.13% due 01/15/2023 TIPS	25,813,618		25,357,852
0.13% due 07/15/2024 TIPS	14,855,877		14,487,956
0.25% due 01/15/2025 TIPS	18,468,921		18,115,408
0.38% due 07/15/2023 TIPS	19,859,476		19,930,851
0.63% due 07/15/2021 TIPS	19,093,861		19,708,454
0.63% due 01/15/2024 TIPS	21,662,828		22,031,768
1.13% due 01/15/2021 TIPS	18,439,746		19,504,346
1.25% due 07/15/2020 TIPS	4,333,856		4,637,226
1.38% due 07/15/2018 TIPS	18,217,678		19,320,703
1.38% due 01/15/2020 TIPS	13,713,917		14,661,027
1.88% due 07/15/2019 TIPS	3,174,477		3,459,438
2.38% due 01/15/2025 TIPS	13,956,712		16,418,760
2.50% due 07/15/2016 TIPS	12,464,547		12,927,094
Total U.S. Government Treasuries (cost $351,352,001)			349,597,356
COMMON STOCKS — 0.0%
Food-Misc./Diversified — 0.0%
Wornick Co.†(2)(3) (cost $3,866)	765		3,684
WARRANTS† — 0.0%
Television — 0.0%
ION Media Networks, Inc.(2)(3)(4) Expires 12/18/2016 (strike price $0.01)	117		74,957
ION Media Networks, Inc.(2)(3)(4) Expires 12/18/2016 (strike price $0.01)	116		74,317
Total Warrants (cost $0)			149,274
Total Long-Term Investment Securities (cost $620,721,400)			605,760,524
REPURCHASE AGREEMENTS — 6.1%
Bank of America Securities LLC Joint Repurchase Agreement(5)		$8,465,000	8,465,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	7,485,000		7,485,000
BNP Paribas SA Joint Repurchase Agreement(5)	7,485,000		7,485,000

1

Deutsche Bank AG Joint Repurchase Agreement(5)	8,490,000	8,490,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	7,485,000	7,485,000
Total Repurchase Agreements (cost $39,410,000)		39,410,000
TOTAL INVESTMENTS (cost $660,131,400)(6)	99.3%	645,170,524
Other assets less liabilities	0.7	4,400,982
NET ASSETS	100.0%	$649,571,506

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2015, the aggregate value of these securities was $29,859,964 representing 4.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $152,958 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2015, the Real Return Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Warrants
ION Media Networks, Inc.
Expires 12/18/2016
(strike price $0.01)	03/01/2011	117	$—	$74,957	$640.66	0.01%

ION Media Networks, Inc.
Expires 12/18/2016
(strike price $0.01)	11/11/2010	116	—	74,317	640.66	0.01
				$149,274		0.02%

(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
(7)	Denominated in United States dollars unless otherwise indicated.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro Dollar
GBP	— Pound Sterling
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TIPS	— Treasury Inflation Protected Securities

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	27,245,000	USD	20,956,527	09/16/2015	$21,987	$—
	GBP	52,009,000	USD	80,341,787	09/16/2015	—	(1,332,724)
						21,987	(1,332,724)
Bank of Montreal	CAD	30,000	USD	24,237	07/31/2015	227	—
	USD	644,661	GBP	410,000	07/31/2015	—	(575)
						227	(575)
Barclays Bank PLC	USD	1,415,597	EUR	1,270,000	07/31/2015	793	—

Citibank N.A.	SEK	60,538,000	USD	7,308,462	09/16/2015	—	(5,746)
	USD	3,790,798	EUR	3,380,000	07/31/2015	—	(21,194)
						—	(26,940)
HSBC Bank USA, N.A.	GBP	905,000	USD	1,422,371	07/31/2015	670	—

JPMorgan Chase Bank	CAD	17,811,000	USD	14,536,447	09/16/2015	290,656	—
	EUR	120,312,000	USD	135,403,937	09/16/2015	1,131,793	—
						1,422,449	—
National Australia Bank, Ltd.	AUD	425,000	USD	326,285	07/31/2015	—	(1,103)
	NZD	2,971,000	USD	2,122,393	09/16/2015	122,038	—
						122,038	(1,103)
Net Unrealized Appreciation (Depreciation)						$1,568,164	$(1,361,342)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

NZD — New Zealand Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$256,010,210	$—	$256,010,210
U.S. Government Treasuries	—	349,597,356	—	349,597,356
Common Stocks	—	—	3,684	3,684
Warrants	—	—	149,274	149,274
Repurchase Agreements	—	39,410,000	—	39,410,000
Total Investments at Value	$—	$645,017,566	$152,958	$645,170,524
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,568,164	$—	$1,568,164
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,361,342	$—	$1,361,342

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

2

SEASONS SERIES TRUST FOCUS GROWTH PORTFOLIO#

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 93.8%
Aerospace/Defense — 2.5%
Boeing Co.	32,138	$4,458,183
Airlines — 2.1%
United Continental Holdings, Inc.†	71,163	3,772,351
Apparel Manufacturers — 4.3%
Gildan Activewear, Inc.	230,854	7,673,587
Applications Software — 2.2%
salesforce.com, Inc.†	56,213	3,914,111
Athletic Footwear — 2.5%
NIKE, Inc., Class B	41,240	4,454,745
Commercial Services-Finance — 3.5%
MasterCard, Inc., Class A	66,409	6,207,913
Computers — 4.7%
Apple, Inc.	67,709	8,492,401
Cruise Lines — 3.1%
Norwegian Cruise Line Holdings, Ltd.†	100,954	5,657,462
Diversified Manufacturing Operations — 3.5%
General Electric Co.	238,455	6,335,749
E-Commerce/Products — 0.6%
Alibaba Group Holding, Ltd. ADR†	13,132	1,080,370
E-Commerce/Services — 2.8%
Priceline Group, Inc.†	4,444	5,116,688
Electronic Components-Semiconductors — 2.8%
ARM Holdings PLC ADR	100,727	4,962,819
Entertainment Software — 2.8%
Electronic Arts, Inc.†	75,860	5,044,690
Finance-Credit Card — 2.5%
Visa, Inc., Class A	67,596	4,539,072
Finance-Investment Banker/Broker — 3.8%
E*TRADE Financial Corp.†	225,781	6,762,141
Internet Content-Entertainment — 5.1%
Facebook, Inc., Class A†	106,382	9,123,852
Internet Content-Information/News — 1.5%
LinkedIn Corp., Class A†	13,127	2,712,432
Medical-Biomedical/Gene — 10.9%
Amgen, Inc.	45,300	6,954,456
Biogen, Inc.†	13,834	5,588,106
Illumina, Inc.†	32,695	7,139,280
		19,681,842
Medical-Drugs — 6.5%
Endo International PLC†	59,336	4,726,113
Zoetis, Inc.	145,355	7,009,018
		11,735,131
Medical-Generic Drugs — 3.6%
Allergan PLC†	21,519	6,530,156
Medical-HMO — 4.2%
UnitedHealth Group, Inc.	62,661	7,644,642
Medical-Hospitals — 3.1%
HCA Holdings, Inc.†	61,757	5,602,595
Multimedia — 3.5%
Walt Disney Co.	54,946	6,271,537
Real Estate Investment Trusts — 2.2%
Crown Castle International Corp.	49,864	4,004,079
Retail-Discount — 3.0%
Dollar Tree, Inc.†	67,204	5,308,444
Transport-Rail — 2.6%
Canadian Pacific Railway, Ltd.	29,240	4,685,125
Web Portals/ISP — 3.9%
Google, Inc., Class C†	13,488	7,020,639
Total Long-Term Investment Securities (cost $150,010,598)		168,792,756
REPURCHASE AGREEMENTS — 9.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/15, to be repurchased 07/01/2015 in the amount of $6,025,000 and collaterized by $6,410,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 11/02/2022 and having an approximate value of $6,149,126	$6,025,000	6,025,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/15, to be repurchased 07/01/2015 in the amount of $11,091,000 and collateralized by $10,280,000 of United States Treasury Notes, bearing interest at 3.63%, due 08/15/2019 and having an approximate value of $11,316,861	11,091,000	11,091,000
Total Repurchase Agreements
(cost $17,116,000)		17,116,000
TOTAL INVESTMENTS (cost $167,126,598)(1)	103.3%	185,908,756
Liabilities in excess of other assets	(3.3)	(5,854,719)
NET ASSETS	100.0%	$180,054,037

#	Effective July 29, 2015 the Portfolio’s name changed to SA Columbia Focused Growth Portfolio.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$168,792,756	$—	$—	$168,792,756
Repurchase Agreements	—	17,116,000	—	17,116,000
Total Investments at Value	$168,792,756	$17,116,000	$—	$185,908,756

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST FOCUS VALUE PORTFOLIO#

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 93.1%
Advertising Agencies — 3.1%
Omnicom Group, Inc.	143,396	$9,964,588
Aerospace/Defense — 3.1%
Northrop Grumman Corp.	63,108	10,010,822
Aerospace/Defense-Equipment — 3.4%
United Technologies Corp.	100,000	11,093,000
Applications Software — 2.8%
Microsoft Corp.	207,731	9,171,324
Auto-Cars/Light Trucks — 3.0%
General Motors Co.	292,480	9,748,358
Banks-Super Regional — 10.6%
Capital One Financial Corp.	251,701	22,142,137
Wells Fargo & Co.	220,000	12,372,800
		34,514,937
Cable/Satellite TV — 2.3%
DISH Network Corp., Class A†	111,400	7,542,894
Computers-Memory Devices — 2.6%
EMC Corp.	324,879	8,573,557
Cruise Lines — 3.6%
Carnival Corp.	234,753	11,594,451
Diversified Banking Institutions — 13.9%
Bank of America Corp.	639,193	10,879,065
Citigroup, Inc.	196,430	10,850,793
Goldman Sachs Group, Inc.	47,472	9,911,679
JPMorgan Chase & Co.	201,691	13,666,582
		45,308,119
Diversified Manufacturing Operations — 3.7%
Siemens AG ADR	118,950	12,076,993
Insurance-Multi-line — 8.5%
Loews Corp.	340,000	13,093,400
MetLife, Inc.	259,619	14,536,068
		27,629,468
Investment Management/Advisor Services — 1.4%
T. Rowe Price Group, Inc.	56,900	4,422,837
Medical Instruments — 3.7%
Medtronic PLC	163,299	12,100,456
Medical-Drugs — 3.0%
Johnson & Johnson	100,000	9,746,000
Medical-HMO — 2.4%
UnitedHealth Group, Inc.	65,111	7,943,542
Networking Products — 2.8%
Cisco Systems, Inc.	338,846	9,304,711
Oil Companies-Integrated — 7.7%
BP PLC ADR	174,434	6,970,382
Exxon Mobil Corp.	135,000	11,232,000
Murphy Oil Corp.	163,742	6,806,755
		25,009,137
Oil-Field Services — 2.2%
Baker Hughes, Inc.	118,204	7,293,187
Retail-Consumer Electronics — 2.8%
Best Buy Co., Inc.	280,000	9,130,800
Retail-Regional Department Stores — 3.1%
Kohl’s Corp.	160,000	10,017,600
Telephone-Integrated — 3.4%
AT&T, Inc.	312,921	11,114,954
Total Long-Term Investment Securities (cost $269,264,922)		303,311,735
REPURCHASE AGREEMENTS — 6.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2015, to be repurchased 07/01/2015 in the amount of $22,139,000 and collateralized by $20,520,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 3.63%, due 08/15/2019 and having an approximate value of $22,589,688 (cost $22,139,000)	$22,139,000	22,139,000
TOTAL INVESTMENTS (cost $291,403,922) (1)	99.9%	325,450,735
Other assets less liabilities	0.1	308,506
NET ASSETS	100.0%	$325,759,241

#	Effective July 29, 2015 the Portfolio’s name changed to SA Columbia Focused Value Portfolio
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$303,311,735	$—	$—	$303,311,735
Repurchase Agreements	—	22,139,000	—	22,139,000
Total Investments at Value	$303,311,735	$22,139,000	$—	$325,450,735

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 64.7%
Seasons Series Trust Focus Growth Portfolio, Class 3	104,983	$1,085,085
Seasons Series Trust Focus Value Portfolio, Class 3	104,154	1,883,950
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,315,981	17,652,875
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,346,920	22,834,489
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	270,256	4,583,251
Seasons Series Trust Mid Cap Value Portfolio, Class 3	522,657	10,460,558
Seasons Series Trust Multi-Managed Growth Portfolio, Class 3	170,170	3,247,343
Seasons Series Trust Small Cap Portfolio, Class 3	547,776	7,582,505
Total Domestic Equity Investment Companies (cost $50,953,545)		69,330,056
Domestic Fixed Income Investment Companies — 10.2%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3
(cost $11,157,372)	941,846	10,950,680
International Equity Investment Companies — 25.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $22,150,634)	3,052,535	27,009,167
TOTAL INVESTMENTS (cost $84,261,551)(1)	100.1%	107,289,903
Liabilities in excess of other assets	(0.1)	(102,511)
NET ASSETS	100.0%	$107,187,392

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1-Unadjusted	Level 1-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$107,289,903	$—	$—	$107,289,903

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between

Levels duing the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 52.0%
Seasons Series Trust Focus Growth Portfolio, Class 3	575,163	$5,944,801
Seasons Series Trust Focus Value Portfolio, Class 3	487,623	8,820,166
Seasons Series Trust Large Cap Growth Portfolio, Class 3	5,483,278	73,553,945
Seasons Series Trust Large Cap Value Portfolio, Class 3	6,302,198	106,841,870
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	1,041,927	17,669,961
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,044,784	40,924,726
Seasons Series Trust Multi-Managed Moderate Growth Portfolio, Class 3	1,397,176	20,717,441
Seasons Series Trust Small Cap Portfolio, Class 3	2,240,440	31,012,934
Total Domestic Equity Investment Companies (cost $209,499,285)		305,485,844
Domestic Fixed Income Investment Companies — 29.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	12,751,582	148,260,428
Seasons Series Trust Real Return Portfolio, Class 3†	2,283,235	22,322,533
Total Domestic Fixed Income Investment Companies (cost $172,902,203)		170,582,961
International Equity Investment Companies — 19.0%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $90,059,564)	12,594,250	111,435,310
TOTAL INVESTMENTS (cost $472,461,052)(1)	100.1%	587,504,115
Liabilities in excess of other assets	(0.1)	(401,008)
NET ASSETS	100.0%	$587,103,107

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1-Unadjusted	Level 1-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$587,504,115	$—	$—	$587,504,115

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels duing the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 43.7%
Seasons Series Trust Focus Growth Portfolio, Class 3	266,251	$2,751,933
Seasons Series Trust Focus Value Portfolio, Class 3	250,952	4,539,246
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,192,583	42,826,036
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,730,482	63,243,277
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	375,061	6,360,640
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,036,816	20,751,036
Seasons Series Trust Small Cap Portfolio, Class 3	1,286,011	17,801,395
Total Domestic Equity Investment Companies (cost $106,884,319)		158,273,563
Domestic Fixed Income Investment Companies — 41.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	9,571,293	111,283,761
Seasons Series Trust Multi-Managed Income/Equity, Class 3	1,333,502	16,479,853
Seasons Series Trust Real Return Portfolio, Class 3†	2,257,330	22,069,261
Total Domestic Fixed Income Investment Companies (cost $ 151,799,324)		149,832,875
International Equity Investment Companies — 15.0%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $46,080,319)	6,158,537	54,491,411
TOTAL INVESTMENTS (cost $304,763,962)(1)	100.0%	362,597,849
Liabilities in excess of other assets	0.0	(5,099)
NET ASSETS	100.0%	$362,592,750

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1-Unadjusted	Level 1-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$362,597,849	$—	$—	$362,597,849

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — June 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 37.7%
Seasons Series Trust Focus Growth Portfolio, Class 3	210,643	$2,177,177
Seasons Series Trust Focus Value Portfolio, Class 3	198,696	3,594,036
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,359,947	31,656,866
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,767,402	46,916,070
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	169,753	2,878,825
Seasons Series Trust Mid Cap Value Portfolio, Class 3	643,497	12,879,070
Seasons Series Trust Small Cap Portfolio, Class 3	625,471	8,657,977
Total Domestic Equity Investment Companies (cost $75,621,973)		108,760,021
Domestic Fixed Income Investment Companies — 49.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	8,926,235	103,783,775
Seasons Series Trust Multi-Managed Income Portfolio, Class 3	1,105,441	13,087,453
Seasons Series Trust Real Return Portfolio, Class 3†	2,765,719	27,039,640
Total Domestic Fixed Income Investment Companies (cost $145,740,358)		143,910,868
International Equity Investment Companies — 12.4%
Seasons Series Trust International Equity Portfolio, Class 3
(cost $30,069,584)	4,030,136	35,659,083
TOTAL INVESTMENTS (cost $251,431,915) (1)	100.0%	288,329,972
Other assets less liabilities	0.0	75,308
NET ASSETS	100.0%	$288,405,280

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 1):

	Level 1 -Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$288,329,972	$—	$—	$288,329,972

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period.  There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2015 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2015, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps (“Swaptions”) and other option deriatives ( i.e. stradlle options) are valued at a mid valuation provided by a Board-approved pricing service, and and are generally categorized as a Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended June 30, 2015, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Diversified Fixed Income and Real Return Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return. As of June 30, 2015, each of the preceding Portfolios have open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities.  Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended June 30, 2015, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and

International Equity Portfolios, used futures contracts to increase exposure to equity or bond markets. The Multi-Managed Growth, Multi- Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return. As of June 30, 2015, each of the preceding Portfolios had open futures contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, to manage and/or gain exposure to certain sovereign currencies or to generate income. During the period ended June 30, 2015, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used option contracts to seek protection against a decline in the value of a Portfolios securities or an increase in prices of securities that may be purchased or to generate income. During the period ended June 30, 2015, the Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. As of June 30, 2015, each of the preceding Portfolios except Asset Allocation: Diversified Growth Portfolio had open option contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended June 30, 2015 are summarized as follows:

Written Options
Asset Allocation:
Diversified Growth Portfolio
	Notional	Premiums
	Amounts	Received
Options outstanding as of March 31, 2015	$93,670	$37,962
Options Written	—	—
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired (written)	(93,670)	(37,962)
Options outstanding as of June 30, 2015	$—	$—

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty.  Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any.  Generally, the basis of the contracts is the premium received or paid.  The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis.  Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended June 30, 2015, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns. Credit default swaps are reported on a schedule following the Portfolios of Investments. As of June 30, 2015, each of the preceding Portfolios had open credit default swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of June 30, 2015 for which a Portfolio is the seller of protection, if any, are disclosed  on a schedule following the Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”), a type of total return swap, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments.  During the period ended June 30, 2015, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return. As of June 30, 2015, the Asset

Allocation: Diversified Growth Portfolio had open equity swap contracts, which are reported on a schedule following the Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default.  Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.  As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.  See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables represent the value of derivatives held as of June 30, 2015, by their primary underlying risk exposure.  For a detailed presentation of derivatives held as of June 30, 2015, please refer to the Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts		Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts (1)	Futures Contracts (1)	Swap Contracts (2)	Swap Contracts (2)	Forward Foreign Currency Contracts (2)	Options Purchased (3)	Total
Multi-Managed Growth	$1,850	$980	—	$—	$5,508	$278	$8,616
Multi-Managed Moderate Growth	4,075	2,940	—	—	21,348	840	29,203
Multi-Managed Income/Equity	4,831	—	—	5,163	28,262	1,003	39,259
Multi-Managed Income	4,862	—	—	5,162	29,184	1,007	40,215
Asset Allocation: Diversified Growth	3,961	17,250	2,780	—	137,745	—	158,956
Large Cap Growth	—	1,600	—	—	—	—	1,600
Large Cap Value	—	2,500	—	—	—	—	2,500
Mid Cap Growth	—	720	—	—	—	—	720
Mid Cap Value	—	720	—	—	—	—	720
Small Cap	—	11,318	—	—	—	—	11,318
Diversified Fixed Income	46,962	—	—	4,691	248,955	8,170	308,778
Real Return	—	—	—	—	1,568,164	—	1,568,164

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts		Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts (1)	Futures Contracts (1)	Swap Contracts (2)	Swap Contracts (2)	Forward Foreign Currency Contracts (2)	Total
Multi-Managed Growth	$1,141	$—	—	$1,533	$11,503	$14,177
Multi-Managed Moderate Growth	2,844	—	—	4,087	44,763	51,694
Multi-Managed Income/Equity	2,551	—	—	5,109	49,358	57,018
Multi-Managed Income	3,242	—	—	4,087	52,631	59,960
Asset Allocation: Diversified Growth	2,969	40,074	128,906	—	136,960	180,003
International Equity	—	6,885	—	—	—	6,885
Diversified Fixed Income	40,070	—	—	41,520	414,111	495,701
Real Return	—	—	—	—	1,361,342	1,361,342

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:
(2)	Reported as unrealized appreciation/depreciation on the Portfolio of Investments.
(3)	Reported at value on the Portfolio of Investments.

Portfolio	Cumulative Appreciation (Depreciation)
Multi-Managed Growth	$(538)
Multi-Managed Moderate Growth	(108,715)
Multi-Managed Income/Equity	(126,290)
Multi-Managed Income	(94,113)
Asset Allocation: Diversified Growth	86,310
Large Cap Growth	(11,370)
Large Cap Value	(16,720)
Mid Cap Growth	(11,147)
Mid Cap Value	(11,147)
Small Cap	(51,701)
International Equity	(66,062)
Diversified Fixed Income	(56,830)

The following table represents the average monthly balances of derivatives held during the period ended June 30, 2015.

	Average Amount Outstanding During the Year
Portfolio	Futures Contracts (1)	Foreign Exchange Contracts (2)	Purchased Call Options Contracts (1)	Written Call Option Contracts (1)	Written Put Option Contracts (1)	Swap Contracts (2)
Multi-Managed Growth	$10,045,937	$785,377	$1,501	$—	$—	$31,144
Multi-Managed Moderate Growth	23,713,749	3,355,696	4,672	—	—	91,243
Multi-Managed Income/Equity	26,130,276	4,683,762	5,662	—	—	150,479
Multi-Managed Income	29,413,151	4,717,894	5,656	—	—	139,548
Asset Allocation: Diversified Growth	49,360,544	18,374,054	56,677	31,223	31,223	14,686,946
Large Cap Growth	1,153,767	—	—	—	—	—
Large Cap Value	921,600	—	—	—	—	—
Mid Cap Growth	602,373	—	—	—	—	—
Mid Cap Value	602,373	—	—	—	—	—
Small Cap	3,296,043	—	—	—	—	—
International Equity	4,682,737	—	—	—	—	—
Diversified Fixed Income	323,814,107	36,776,924	41,113	—	—	20,053,107
Real Return	—	273,442,572	—	—	—	—

(1)           Amounts represent values in US dollars.

(2)           Amounts represent notional amounts in US dollars.

Note 2. Repurchase Agreements

As of June 30, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.44%	$370,000
Multi-Managed Moderate Growth	2.48	2,100,000
Multi-Managed Income/Equity	2.41	2,045,000
Multi-Managed Income	2.47	2,095,000
Large Cap Value	1.96	1,665,000
Mid Cap Growth	1.04	880,000
Diversified Fixed Income	15.75	13,355,000
Real Return	9.98	8,465,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated June 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $84,805,000, a repurchase price of $84,805,236, and a maturity date of July 1, 2015.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.50%	01/31/2022	$57,561,500	$56,091,379
U.S. Treasury Notes	2.00%	08/31/2021	30,317,000	30,628,659

As of June 30, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.44%	$330,000
Multi-Managed Moderate Growth	2.47	1,855,000
Multi-Managed Income/Equity	2.41	1,810,000
Multi-Managed Income	2.47	1,850,000
Large Cap Value	1.96	1,470,000
Mid Cap Growth	1.04	780,000
Diversified Fixed Income	15.75	11,805,000
Real Return	9.99	7,485,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc, dated June 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $74,960,000, a repurchase price of $74,960,208, and a maturity date of July 1, 2015. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.63%	06/30/2020	$76,596,000	$76,593,702

As of June 30, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.44%	$330,000
Multi-Managed Moderate Growth	2.47	1,855,000
Multi-Managed Income/Equity	2.41	1,810,000
Multi-Managed Income	2.47	1,850,000
Large Cap Value	1.96	1,470,000
Mid Cap Growth	1.04	780,000
Diversified Fixed Income	15.75	11,805,000
Real Return	9.99	7,485,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated June 30, 2015, bearing interest at a rate of 0.08% per annum, with a principal amount of $74,960,000, a repurchase price of $74,960,167, and a maturity date of July 1, 2015.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.25%	04/30/2021	$74,725,300	$76,596,422

As of June 30, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.45%	$380,000
Multi-Managed Moderate Growth	2.49	2,120,000
Multi-Managed Income/Equity	2.41	2,055,000
Multi-Managed Income	2.48	2,115,000
Large Cap Value	1.97	1,675,000
Mid Cap Growth	1.05	895,000
Diversified Fixed Income	15.71	13,380,000
Real Return	9.97	8,490,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated June 30, 2015, bearing interest at a rate of 0.11% per annum, with a principal amount of $85,165,000, a repurchase price of $85,165,260, and a maturity date of July 1, 2015.  The repurchase agreement collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.38%	02/29/2020	$87,898,000	$87,587,720

As of June 30, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.44%	$330,000
Multi-Managed Moderate Growth	2.47	1,855,000
Multi-Managed Income/Equity	2.41	1,810,000
Multi-Managed Income	2.47	1,850,000
Large Cap Value	1.96	1,470,000
Mid Cap Growth	1.04	780,000
Diversified Fixed Income	15.75	11,805,000
Real Return	9.99	7,485,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

RBS Securities, Inc., dated June 30, 2015, bearing interest at a rate of 0.08% per annum, with a principal amount of $74,960,000, a repurchase price of $74,960,167, and a maturity date of July 1, 2015.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.38%	12/31/2020	$74,212,000	$76,524,446

As of June 30, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount
Large Cap Growth	0.23%	$970,000
Large Cap Value	0.25	1,034,000
Mid Cap Growth	0.14	580,000
Mid Cap Value	0.13	536,000
Small Cap	0.19	814,000
International Equity	0.12	512,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $417,959,000, a repurchase price of $417,959,000, and a maturity date of July 1, 2015. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	8.00%	11/15/2021	$19,400,000	$26,623,474
U.S. Treasury Notes	3.50	02/15/2018	40,000,000	43,203,360
U.S. Treasury Notes	3.38	11/15/2019	6,740,000	7,294,999
U.S. Treasury Notes	2.13	08/15/2021	250,000,000	254,246,750
U.S. Treasury Notes	0.75	12/31/2017	95,215,000	94,954,682

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds/Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended June 30, 2015, transactions in these securities were as follows:

Large Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2015	Purchases†	Sales	Gain/Loss	Gain (Loss)	2015

AIG Common Stock	$6,475	$—	$2,721,364	$121,002	$81,601	$44,669	$315,301	$3,120,735

Mid Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2015	Purchases†	Sales	Gain/Loss	Gain (Loss)	2015

Allied World Assurance Co. Holdings AG	$972	$—	$142,612	$8,639	$11,788	$1,076	$9,391	$149,930

Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2015	Purchases†	Sales	Gain/Loss	Gain (Loss)	2015
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$1,175,563	$—	$101,455	$16,631	$(5,654)	$1,085,085
Focus Value Portfolio, Class 3	—	—	1,941,646	—	73,321	29,553	(13,928)	1,883,950
Large Cap Growth Portfolio, Class 3	—	—	17,998,716	103,381	378,810	132,686	(203,098)	17,652,875
Large Cap Value Portfolio, Class 3	—	—	23,578,042	1,038	704,066	394,504	(435,029)	22,834,489
Mid Cap Growth Portfolio, Class 3	—	—	4,751,753	9,715	170,579	67,724	(75,362)	4,583,251
Mid Cap Value Portfolio, Class 3	—	—	10,932,987	26,478	330,294	102,200	(270,813)	10,460,558
Multi-Managed Growth Portfolio, Class 3	—	—	3,342,097	15,765	84,258	1,591	(27,852)	3,247,343
Small Cap Portfolio, Class 3	—	—	8,154,717	21,956	640,500	241,774	(195,442)	7,582,505
Diversified Fixed Income Portfolio, Class 3	—	—	10,557,101	609,373	7,096	(236)	(208,462)	10,950,680
International Equity Portfolio, Class 3	—	—	28,442,041	—	1,666,617	545,923	(312,180)	27,009,167
	$—	$—	$110,874,663	$787,706	$4,156,996	$1,532,350	$(1,747,820)	$107,289,903

Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2015	Purchases†	Sales	Gain/Loss	Gain (Loss)	2015
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$6,032,169	$3,473	$146,182	$31,623	$23,718	$5,944,801
Focus Value Portfolio, Class 3	—	—	9,083,069	4,404	340,924	186,017	(112,400)	8,820,166
Large Cap Growth Portfolio, Class 3	—	—	74,467,002	160,139	774,249	272,397	(571,344)	73,553,945
Large Cap Value Portfolio, Class 3	—	—	110,372,145	3,866	3,361,358	1,890,427	(2,063,210)	106,841,870
Mid Cap Growth Portfolio, Class 3	—	—	18,315,941	9,110	625,826	239,226	(268,490)	17,669,961
Mid Cap Value Portfolio, Class 3	—	—	42,883,206	51,721	1,354,514	421,053	(1,076,740)	40,924,726
Multi-Managed Moderate Growth Portfolio, Class 3	—	—	21,288,409	20,352	390,510	(2,837)	(197,973)	20,717,441
Small Cap Portfolio, Class 3	—	—	32,197,102	50,363	1,392,909	882,774	(724,396)	31,012,934
Diversified Fixed Income Portfolio, Class 3	—	—	150,239,550	827,742	—	—	(2,806,864)	148,260,428
Real Return Portfolio, Class 3	—	—	22,686,203	55,092	173,578	18,078	(263,262)	22,322,533
International Equity Portfolio, Class 3	—	—	117,893,611	—	7,453,907	2,983,123	(1,987,517)	111,435,310
	$—	$—	$605,458,407	$1,186,262	$16,013,957	$6,921,881	$(10,048,478)	$587,504,115

Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2015	Purchases†	Sales	Gain/Loss	Gain (Loss)	2015
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$2,806,321	$1,714	$82,036	$13,711	$12,223	$2,751,933
Focus Value Portfolio, Class 3	—	—	4,673,343	—	172,222	94,436	(56,311)	4,539,246
Large Cap Growth Portfolio, Class 3	—	—	43,184,439	75,525	257,369	110,490	(287,049)	42,826,036
Large Cap Value Portfolio, Class 3	—	—	65,162,952	—	1,812,739	855,527	(962,463)	63,243,277
Mid Cap Growth Portfolio, Class 3	—	—	6,630,791	—	260,003	103,093	(113,241)	6,360,640
Mid Cap Value Portfolio, Class 3	—	—	21,766,103	—	682,819	224,101	(556,349)	20,751,036
Small Cap Portfolio, Class 3	—	—	19,004,930	13,740	1,322,206	856,899	(751,968)	17,801,395
Diversified Fixed Income Portfolio, Class 3	—	—	113,058,284	331,990	—	—	(2,106,513)	111,283,761
Multi-Managed Income/Equity, Class 3	—	—	16,861,517	4,388	128,780	(3,135)	(254,137)	16,479,853
Real Return Portfolio, Class 3	—	—	22,310,287	33,367	33,155	(75)	(241,163)	22,069,261
International Equity Portfolio, Class 3	—	—	58,661,868	—	4,681,251	1,462,366	(951,572)	54,491,411
	$—	$—	$374,120,835	$460,724	$9,432,580	$3,717,413	$(6,268,543)	$362,597,849

Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2015	Purchases†	Sales	Gain/Loss	Gain (Loss)	2015
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$2,240,213	$—	$83,802	$13,962	$6,804	$2,177,177
Focus Value Portfolio, Class 3	—	—	3,726,730	—	163,572	48,837	(17,959)	3,594,036
Large Cap Growth Portfolio, Class 3	—	—	33,360,178	—	1,593,803	634,114	(743,623)	31,656,866
Large Cap Value Portfolio, Class 3	—	—	50,269,083	—	3,314,027	1,867,932	(1,906,918)	46,916,070
Mid Cap Growth Portfolio, Class 3	—	—	3,013,724	—	130,528	52,242	(56,613)	2,878,825
Mid Cap Value Portfolio, Class 3	—	—	13,610,193	—	525,669	210,570	(416,024)	12,879,070
Small Cap Portfolio, Class 3	—	—	9,062,120	—	450,162	150,907	(104,888)	8,657,977
Diversified Fixed Income Portfolio, Class 3	—	—	104,638,688	1,116,172	9,242	363	(1,962,206)	103,783,775
Multi-Managed Income Portfolio, Class 3	—	—	13,519,532	5,200	213,277	(5,476)	(218,526)	13,087,453
Real Return Portfolio, Class 3	—	—	29,267,853	—	1,929,122	16,843	(315,934)	27,039,640
International Equity Portfolio, Class 3	—	—	36,326,021	60,788	1,000,685	297,033	(24,074)	35,659,083
	$—	$—	$299,034,335	$1,182,160	$9,413,889	$3,287,327	$(5,759,961)	$288,329,972

†    Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio’s net assets. At June 30, 2015, each Managed Allocation Portfolio held less than 18% of the outstanding shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 39% of the outstanding shares of any underlying Seasons Series Trust Portfolio.

At June 30, 2015, the following affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Diversified Fixed Income	Allocation Moderate Growth Portfolio	13%
International Equity	Allocation Moderate Growth Portfolio	16%
Large Cap Growth	Allocation Moderate Growth Portfolio	17%
Large Cap Value	Allocation Moderate Growth Portfolio	11%
Mid Cap Growth	Allocation Moderate Growth Portfolio	8%
Mid Cap Value	Allocation Moderate Growth Portfolio	11%
Multi-Managed Moderate Growth	Allocation Moderate Growth Portfolio	16%
Small Cap	Allocation Moderate Growth Portfolio	12%
Diversified Fixed Income	Allocation Moderate Portfolio	10%
International Equity	Allocation Moderate Portfolio	8%
Large Cap Growth	Allocation Moderate Portfolio	10%
Large Cap Value	Allocation Moderate Portfolio	6%
Mid Cap Value	Allocation Moderate Portfolio	6%
Multi-Managed Income/Equity	Allocation Moderate Portfolio	17%
Small Cap	Allocation Moderate Portfolio	7%
Diversified Fixed Income	Allocation Balanced Portfolio	9%
International Equity	Allocation Balanced Portfolio	5%
Large Cap Growth	Allocation Balanced Portfolio	8%
Multi-Managed Income	Allocation Balanced Portfolio	16%
Diversified Fixed Income	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	53%
Focus Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	58%
Focus Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	55%
International Equity	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	42%
Large Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	19%
Large Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	34%
Mid Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	41%
Mid Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	34%
Real Return	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	18%
Small Cap	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	40%
Stock	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	75%
Diversified Fixed Income	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	8%
Focus Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	30%
International Equity	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	18%
Large Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	25%
Large Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	36%
Mid Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	22%
Mid Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	26%
Real Return	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	7%
Small Cap	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	18%

Note 4. Federal Income Taxes

As of June 30, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Multi-Managed Growth	$9,820,824	$(1,328,413)	$8,492,411	$65,401,222
Multi-Managed Moderate Growth	14,162,828	(2,668,624)	11,494,204	137,228,359
Multi-Managed Income/Equity	5,496,947	(1,860,072)	3,636,875	112,106,638
Multi-Managed Income	2,929,426	(1,593,714)	1,335,712	96,933,810
Asset Allocation: Diversified Growth	19,358,538	(5,381,583)	13,976,955	134,511,985
Stock	123,789,781	(5,839,529)	117,950,252	368,686,653
Large Cap Growth	91,406,190	(6,036,254)	85,369,936	340,429,146
Large Cap Value	141,240,365	(43,800,264)	97,440,101	905,266,293
Mid Cap Growth	50,679,853	(6,950,589)	43,729,264	182,907,519
Mid Cap Value	33,603,782	(12,636,696)	20,967,086	340,249,659
Small Cap	51,581,541	(11,278,835)	40,302,706	217,396,420
International Equity	68,253,809	(37,811,986)	30,441,823	667,275,639
Diversified Fixed Income	14,862,763	(13,593,764)	1,268,999	1,236,322,645
Real Return	2,443,077	(21,318,541)	(18,875,464)	703,313,965
Focus Growth	21,255,191	(2,473,033)	18,782,158	167,126,598
Focus Value	46,919,617	(5,719,748)	41,199,869	290,500,326
Allocation Growth	23,235,044	(8,861,542)	14,373,502	92,916,401
Allocation Moderate Growth	117,597,624	(26,338,833)	91,258,791	496,245,324
Allocation Moderate	59,800,336	(18,573,440)	41,226,896	321,370,953
Allocation Balanced	38,727,547	(8,969,462)	29,758,085	258,571,887

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 28, 2015